UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number   811-21714

                                                     MML Series Investment Fund II

                                               (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT 06082

                    (Address of principal executive offices)                                                     (Zip code)

  Tina Wilson

  100 Bright Meadow Blvd, Enfield, CT 06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:      (860) 562-1000

  Date of fiscal year end:    12/31/18

  Date of reporting period:    6/30/18

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund II

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

June 30, 2018

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six-month period from January 1, 2018 to June 30, 2018.

Market Highlights

•	During the first half of 2018, U.S. stocks encountered more volatility than investors experienced in all of 2017, while delivering mixed year-to-date returns.

•	Economic data supported a global growth environment in spite of headwinds caused by political and geopolitical tensions.

•	Foreign stocks in developed markets trailed their U.S. counterparts for the period, but fared better than stocks in emerging markets.

•	U.S. bonds faced headwinds, as the Federal Open Market Committee (FOMC) increased short-term rates two times under its new leadership.

Market Commentary

Domestic stocks continued to rise sharply at the start of the period, but encountered increased volatility beginning in February. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the first quarter of 2018. Both indexes hit record highs in January, but both struggled to hold onto their positive year-to-date returns as the first half of the year ended.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as a series of major hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times.

Several factors contributed to this market volatility. Wage growth in the U.S. triggered the first major sell-off in domestic markets for the year, as investors sought to balance the likelihood of continued growth against FOMC intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Scrutiny concerning revelations about how social media companies use data, and in particular, how social media giant Facebook had allowed customer data to be mined, undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs. Lastly, political turbulence unsettled markets, as investors tried to assess the impacts of reduced taxes, increasing federal debt limits, risks of a potential global trade war, and whether or not the historic summit between President Trump and North Korea’s Kim Jong-un would result in a permanent denuclearization.

As a result, the broad market S&P 500 delivered a modest 2.65% return for the period, and the Dow ended down 0.73%. The technology-heavy NASDAQ Composite Index fared better, advancing 9.37%, as prominent technology companies like Apple, Netflix, and Google led the way. Small- and mid-cap stocks outperformed their larger peers and growth stocks widely outperformed their value counterparts during the period.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

The information technology and consumer discretionary sectors led all others during the first half of 2018, as both delivered double-digit returns. The energy and health care sectors also delivered positive results for the period. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and consumer staples lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers and delivered a year-to-date return of -2.75%. Developed markets struggled to gain traction under the weight of sell-offs in the U.S. markets, widespread local political issues, and tariff speculations. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared even worse, trailing the S&P 500 with a -6.66% return for the period.

The Federal Reserve Board (the “Fed”) reasserted its influence on markets through actual and forecasted rate hikes and a change in leadership. Under new Fed Chairman Jerome Powell, the FOMC raised the target range for the federal funds rate two times during the reporting period – in March and June. While both hikes were in line with market expectations, the FOMC also projected two more increases through the remainder of 2018, a total of four compared to the three increases projected at the beginning of the year. The FOMC also raised its projection for the federal funds rate from 2.7% to 2.9% in 2019, reflecting its view that economic outlooks will continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields rose solidly, with the 10-year U.S. Treasury bond crossing the 3.00% threshold a few times before settling at 2.85% to end the period, compared to starting the year at 2.46%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.62%. Investment-grade corporate bonds fared poorly in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period with a return of -6.77%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, ending with a modest 0.16% gain.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you that as an investor seeking retirement income potential, it’s important to maintain perspective and have realistic expectations about the future performance of your annuity. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement income – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MML Investment Advisers, LLC as of 7/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests across different asset classes (equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the three segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MML Blend Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Common Stock	71.0%
Corporate Debt	10.6%
Non-U.S. Government Agency Obligations	9.0%
U.S. Government Agency Obligations and Instrumentalities	7.4%
U.S. Treasury Obligations	0.5%
Purchased Options	0.2%
Sovereign Debt Obligations	0.2%
Municipal Obligations	0.2%
Preferred Stock	0.1%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

3

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace, with a focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including developed and emerging market securities. The Fund may invest up to 10% of its net assets in debt securities. The Fund’s two subadvisers are OppenheimerFunds, Inc. (OFI), which managed approximately 59% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 41% of the Fund’s portfolio, as of June 30, 2018.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/18

JP Morgan Chase & Co.	4.5%
Chevron Corp.	3.1%
Bank of America Corp.	2.7%
Cisco Systems, Inc.	2.4%
Citigroup, Inc.	2.3%
UnitedHealth Group, Inc.	2.1%
Pfizer, Inc.	2.1%
Suncor Energy, Inc.	2.0%
Merck & Co., Inc.	1.5%
Apple, Inc.	1.5%

24.2%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/18

Financial	27.6%
Consumer, Non-cyclical	19.0%
Energy	11.4%
Consumer, Cyclical	8.9%
Industrial	8.8%
Technology	8.5%
Communications	7.0%
Utilities	3.8%
Basic Materials	2.9%
Mutual Funds	1.7%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

4

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Corporate Debt	37.2%
Non-U.S. Government Agency Obligations	31.4%
U.S. Government Agency Obligations and Instrumentalities	26.4%
U.S. Treasury Obligations	1.1%
Purchased Options	0.9%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.7%
Preferred Stock	0.2%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

5

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. It is important to note that this Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Discount Notes	89.1%
Repurchase Agreement	10.8%
Time Deposits	0.0%

Total Short-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

6

MML Blend Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 71.1%

COMMON STOCK — 71.0%
Basic Materials — 1.3%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	7,795	$1,213,914
Albemarle Corp.	5,110	482,026
CF Industries Holdings, Inc.	37,990	1,686,756
DowDuPont, Inc.	2,820	185,894
Eastman Chemical Co.	6,070	606,757
LyondellBasell Industries NV Class A	10,230	1,123,766
PPG Industries, Inc.	8	830
Praxair, Inc.	6,736	1,065,299
The Sherwin-Williams Co.	3	1,223

		6,366,465

Forest Products & Paper — 0.1%
International Paper Co.	3,587	186,811

Iron & Steel — 0.0%
Nucor Corp.	56	3,500

Mining — 0.3%
Freeport-McMoRan, Inc.	70,864	1,223,112
Newmont Mining Corp.	23,670	892,596

		2,115,708

		8,672,484

Communications — 9.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,922	162,251
Omnicom Group, Inc.	3,747	285,784

		448,035

Internet — 6.5%
Alphabet, Inc. Class A (a)	11,020	12,443,674
Alphabet, Inc. Class C (a)	6,591	7,353,249
Amazon.com, Inc. (a)	3,550	6,034,290
Booking Holdings, Inc. (a)	891	1,806,137
eBay, Inc. (a)	20,777	753,374
Expedia Group, Inc.	5,157	619,820
F5 Networks, Inc. (a)	6,200	1,069,190
Facebook, Inc. Class A (a)	60,670	11,789,395
Netflix, Inc. (a)	1,593	623,548
Symantec Corp.	55	1,136
TripAdvisor, Inc. (a)	37	2,061
VeriSign, Inc. (a)	16,091	2,211,225

		44,707,099

Media — 1.3%
CBS Corp. Class B	57	3,205
Charter Communications, Inc. Class A (a)	401	117,577
Comcast Corp. Class A	128,424	4,213,591

	Number of Shares	Value
Discovery, Inc. Class A (a)	27,900	$767,250
Discovery, Inc. Class C (a)	15,443	393,796
DISH Network Corp. Class A (a)	12,200	410,042
News Corp. Class A	81,166	1,258,073
Twenty-First Century Fox, Inc. Class A	19,567	972,284
Twenty-First Century Fox, Inc. Class B	8,100	399,087
Viacom, Inc. Class B	12,810	386,350
The Walt Disney Co.	2	210

		8,921,465

Telecommunications — 1.8%
AT&T, Inc.	210,126	6,747,146
CenturyLink, Inc.	28	522
Cisco Systems, Inc.	103,042	4,433,897
Juniper Networks, Inc.	25,489	698,908
Motorola Solutions, Inc.	3,137	365,053
Verizon Communications, Inc.	7,155	359,968

		12,605,494

		66,682,093

Consumer, Cyclical — 6.5%
Airlines — 0.8%
Alaska Air Group, Inc.	21,700	1,310,463
American Airlines Group, Inc.	28,200	1,070,472
Delta Air Lines, Inc.	23,200	1,149,328
Southwest Airlines Co.	10,383	528,287
United Continental Holdings, Inc. (a)	22,100	1,541,033

		5,599,583

Apparel — 0.5%
Hanesbrands, Inc.	6,900	151,938
Michael Kors Holdings Ltd. (a)	6,900	459,540
NIKE, Inc. Class B	84	6,693
PVH Corp.	1,620	242,547
Ralph Lauren Corp.	13,350	1,678,362
VF Corp.	14,900	1,214,648

		3,753,728

Auto Manufacturers — 0.6%
Ford Motor Co.	128,513	1,422,639
General Motors Co.	45,200	1,780,880
PACCAR, Inc.	14,022	868,803

		4,072,322

Auto Parts & Equipment — 0.4%
Aptiv PLC	9,300	852,159
BorgWarner, Inc.	33,300	1,437,228
Delphi Technologies PLC	3,100	140,926
The Goodyear Tire & Rubber Co.	4,351	101,335

		2,531,648

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Fastenal Co.	82	$3,946
W.W. Grainger, Inc.	3,402	1,049,177

		1,053,123

Home Builders — 0.2%
D.R. Horton, Inc.	21,747	891,627
PulteGroup, Inc.	16,873	485,099

		1,376,726

Home Furnishing — 0.0%
Leggett & Platt, Inc.	86	3,839
Whirlpool Corp.	1,243	181,764

		185,603

Leisure Time — 0.3%
Harley-Davidson, Inc.	34,902	1,468,676
Royal Caribbean Cruises Ltd.	3,720	385,392

		1,854,068

Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	12,700	1,005,332
Marriott International, Inc. Class A	14,171	1,794,049
Wyndham Destinations, Inc.	5,709	252,737
Wyndham Hotels & Resorts, Inc.	5,709	335,860
Wynn Resorts Ltd.	3,038	508,379

		3,896,357

Retail — 3.0%
AutoZone, Inc. (a)	494	331,440
Best Buy Co., Inc.	11,892	886,905
Costco Wholesale Corp.	7,370	1,540,183
Darden Restaurants, Inc.	2,654	284,137
Dollar Tree, Inc. (a)	48	4,080
Foot Locker, Inc.	42,300	2,227,095
The Gap, Inc.	10,990	355,966
Genuine Parts Co.	34	3,121
The Home Depot, Inc.	11,887	2,319,154
Kohl’s Corp.	6,330	461,457
L Brands, Inc.	2,200	81,136
Lowe’s Cos., Inc.	95	9,079
Macy’s, Inc.	76,551	2,865,304
McDonald’s Corp.	7,350	1,151,672
Nordstrom, Inc.	2,308	119,508
O’Reilly Automotive, Inc. (a)	333	91,099
Ross Stores, Inc.	2,644	224,079
Signet Jewelers Ltd.	34,900	1,945,675
Starbucks Corp.	54	2,638
Tapestry, Inc.	6,220	290,536
Target Corp.	17,286	1,315,810
Tiffany & Co.	802	105,543
The TJX Cos., Inc.	3,106	295,629
Walgreens Boots Alliance, Inc.	16,557	993,668
Walmart, Inc.	30,922	2,648,469

	Number of Shares	Value
Yum! Brands, Inc.	35	$2,738

		20,556,121

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	461	42,555
Mattel, Inc.	90	1,478

		44,033

		44,923,312

Consumer, Non-cyclical — 15.6%
Agriculture — 0.4%
Altria Group, Inc.	27,959	1,587,792
Archer-Daniels-Midland Co.	92	4,216
Philip Morris International, Inc.	16,486	1,331,080

		2,923,088

Beverages — 0.8%
Brown-Forman Corp. Class B	15	735
The Coca-Cola Co.	14,930	654,830
Constellation Brands, Inc. Class A	542	118,627
Dr. Pepper Snapple Group, Inc.	4,404	537,288
PepsiCo, Inc.	36,270	3,948,715

		5,260,195

Biotechnology — 1.6%
Amgen, Inc.	27,781	5,128,095
Biogen, Inc. (a)	3,662	1,062,859
Celgene Corp. (a)	16,176	1,284,698
Gilead Sciences, Inc.	54,610	3,868,572

		11,344,224

Commercial Services — 1.5%
Automatic Data Processing, Inc.	4,809	645,079
Cintas Corp.	1,878	347,561
Ecolab, Inc.	2	281
Equifax, Inc.	132	16,514
H&R Block, Inc.	29,063	662,055
Moody’s Corp.	3,330	567,965
PayPal Holdings, Inc. (a)	30,877	2,571,128
Quanta Services, Inc. (a)	13	434
Robert Half International, Inc.	26	1,693
S&P Global, Inc.	5,508	1,123,026
Total System Services, Inc.	26,107	2,206,564
United Rentals, Inc. (a)	7,110	1,049,578
The Western Union Co.	71,888	1,461,483

		10,653,361

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	5,906	382,768
The Estee Lauder Cos., Inc. Class A	7,910	1,128,678
The Procter & Gamble Co.	68,829	5,372,792

		6,884,238

Foods — 0.8%
Campbell Soup Co.	1,624	65,837
Conagra Brands, Inc.	45,174	1,614,067

The accompanying notes are an integral part of the financial statements.

8

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Mills, Inc.	1,962	$86,838
The Hershey Co.	1,647	153,270
Hormel Foods Corp.	15,732	585,388
The J.M. Smucker Co.	845	90,821
Kellogg Co.	8,428	588,864
The Kraft Heinz Co.	4,958	311,461
The Kroger Co.	34,958	994,555
McCormick & Co., Inc.	161	18,690
Mondelez International, Inc. Class A	75	3,075
Sysco Corp.	5,334	364,259
Tyson Foods, Inc. Class A	4,301	296,124

		5,173,249

Health Care – Products — 2.2%
Abbott Laboratories	31,601	1,927,345
Align Technology, Inc. (a)	2,440	834,822
Baxter International, Inc.	37,161	2,743,968
Becton, Dickinson & Co.	5,652	1,353,993
Boston Scientific Corp. (a)	46,600	1,523,820
The Cooper Cos., Inc.	1,240	291,958
Danaher Corp.	11,256	1,110,742
DENTSPLY SIRONA, Inc.	56	2,451
Edwards Lifesciences Corp. (a)	30	4,367
Hologic, Inc. (a)	1,400	55,650
Intuitive Surgical, Inc. (a)	288	137,802
Medtronic PLC	36,300	3,107,643
Patterson Cos., Inc.	86	1,950
Stryker Corp.	4,630	781,822
Thermo Fisher Scientific, Inc.	3,971	822,553
Varian Medical Systems, Inc. (a)	2,097	238,471
Zimmer Biomet Holdings, Inc.	2,455	273,585

		15,212,942

Health Care – Services — 2.0%
Aetna, Inc.	6,227	1,142,655
Anthem, Inc.	5,796	1,379,622
Centene Corp. (a)	17,600	2,168,496
Cigna Corp.	6,512	1,106,714
DaVita, Inc. (a)	3,030	210,403
HCA Healthcare, Inc.	2,600	266,760
Humana, Inc.	1,084	322,631
Laboratory Corp. of America Holdings (a)	2	359
Quest Diagnostics, Inc.	3,309	363,791
UnitedHealth Group, Inc.	26,944	6,610,441
Universal Health Services, Inc. Class B	50	5,572

		13,577,444

Household Products & Wares — 0.2%
Avery Dennison Corp.	1,915	195,522
The Clorox Co.	723	97,786
Kimberly-Clark Corp.	7,345	773,722

		1,067,030

	Number of Shares	Value
Pharmaceuticals — 5.1%
AbbVie, Inc.	49,322	$4,569,683
Allergan PLC	9,790	1,632,189
AmerisourceBergen Corp.	1,507	128,502
Bristol-Myers Squibb Co.	20,767	1,149,246
Cardinal Health, Inc.	15,778	770,440
CVS Health Corp.	21,694	1,396,009
Eli Lilly & Co.	16,614	1,417,673
Express Scripts Holding Co. (a)	23,301	1,799,070
Johnson & Johnson	57,122	6,931,183
McKesson Corp.	7,525	1,003,835
Merck & Co., Inc.	51,583	3,131,088
Mylan NV (a)	32,247	1,165,407
Perrigo Co. PLC	20,600	1,501,946
Pfizer, Inc.	207,241	7,518,703
Zoetis, Inc.	11,400	971,166

		35,086,140

		107,181,911

Energy — 3.4%
Oil & Gas — 3.2%
Anadarko Petroleum Corp.	48	3,516
Andeavor	2,517	330,180
Apache Corp.	21	982
Cabot Oil & Gas Corp.	48	1,142
Chesapeake Energy Corp. (a)	90	472
Chevron Corp.	17,788	2,248,937
ConocoPhillips	39	2,715
Devon Energy Corp.	43,647	1,918,722
EOG Resources, Inc.	6,478	806,058
EQT Corp.	97	5,352
Exxon Mobil Corp.	63,897	5,286,199
Helmerich & Payne, Inc.	60	3,826
Hess Corp.	32	2,141
Marathon Oil Corp.	106,627	2,224,239
Marathon Petroleum Corp.	37,706	2,645,453
Newfield Exploration Co. (a)	36,100	1,092,025
Noble Energy, Inc.	56	1,976
Occidental Petroleum Corp.	13,315	1,114,199
Phillips 66	2,869	322,217
Pioneer Natural Resources Co.	1	189
Range Resources Corp.	99	1,656
Valero Energy Corp.	33,500	3,712,805

		21,725,001

Oil & Gas Services — 0.2%
Apergy Corp. (a)	2,586	107,965
Baker Hughes a GE Co.	31	1,024
Halliburton Co.	17,867	805,087
National Oilwell Varco, Inc.	5,594	242,780
Schlumberger Ltd.	4,531	303,713
TechnipFMC PLC	8,340	264,711

		1,725,280

The accompanying notes are an integral part of the financial statements.

9

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.0%
Kinder Morgan, Inc.	38	$672
The Williams Cos., Inc.	48	1,301

		1,973

		23,452,254

Financial — 13.3%
Banks — 6.8%
Bank of America Corp.	278,498	7,850,859
The Bank of New York Mellon Corp.	29,707	1,602,098
BB&T Corp.	3,166	159,693
Capital One Financial Corp.	9,142	840,150
Citigroup, Inc.	95,251	6,374,197
Citizens Financial Group, Inc.	57,900	2,252,310
Comerica, Inc.	8,721	792,913
Fifth Third Bancorp	67,621	1,940,723
The Goldman Sachs Group, Inc.	12,980	2,862,999
Huntington Bancshares, Inc.	6,800	100,368
JP Morgan Chase & Co.	109,722	11,433,032
KeyCorp	32,764	640,209
M&T Bank Corp.	1,355	230,553
Morgan Stanley	61,597	2,919,698
Northern Trust Corp.	5,059	520,520
The PNC Financial Services Group, Inc.	12,918	1,745,222
Regions Financial Corp.	26,415	469,659
State Street Corp.	17,476	1,626,841
SunTrust Banks, Inc.	12,100	798,842
US Bancorp	7,602	380,252
Wells Fargo & Co.	17,416	965,543
Zions Bancorp	4,241	223,458

		46,730,139

Diversified Financial Services — 2.6%
Alliance Data Systems Corp.	880	205,216
American Express Co.	23,549	2,307,802
Ameriprise Financial, Inc.	11,356	1,588,477
BlackRock, Inc.	3,180	1,586,947
The Charles Schwab Corp.	4,612	235,673
Discover Financial Services	1,783	125,541
E*TRADE Financial Corp. (a)	12,761	780,463
Franklin Resources, Inc.	6,387	204,703
Intercontinental Exchange, Inc.	15	1,103
Invesco Ltd.	37,212	988,351
Jefferies Financial Group, Inc.	37	841
Mastercard, Inc. Class A	17,840	3,505,917
Nasdaq, Inc.	45	4,107
Navient Corp.	142,991	1,863,173
Raymond James Financial, Inc.	4,900	437,815
Synchrony Financial	20,100	670,938
T. Rowe Price Group, Inc.	15,606	1,811,701
Visa, Inc. Class A	11,872	1,572,447

		17,891,215

	Number of Shares	Value
Insurance — 2.6%
Aflac, Inc.	28,944	$1,245,171
The Allstate Corp.	12,035	1,098,434
American International Group, Inc.	46	2,439
Aon PLC	3,445	472,551
Assurant, Inc.	5,216	539,804
Berkshire Hathaway, Inc. Class B (a)	13,486	2,517,162
Brighthouse Financial, Inc. (a)	26	1,042
Chubb Ltd.	7,568	961,287
Cincinnati Financial Corp.	4,419	295,454
Everest Re Group Ltd.	3,000	691,440
The Hartford Financial Services Group, Inc.	5,952	304,326
Lincoln National Corp.	30,851	1,920,475
Loews Corp.	20,783	1,003,403
Marsh & McLennan Cos., Inc.	5,813	476,492
MetLife, Inc.	32,190	1,403,484
Principal Financial Group, Inc.	8,129	430,430
The Progressive Corp.	18,114	1,071,443
Prudential Financial, Inc.	15,737	1,471,567
Torchmark Corp.	3,282	267,188
The Travelers Cos., Inc.	2,287	279,791
Unum Group	36,931	1,366,078
XL Group Ltd.	3,788	211,938

		18,031,399

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	24,287	1,159,461

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	119	17,156
Apartment Investment & Management Co. Class A	685	28,975
AvalonBay Communities, Inc.	2,081	357,703
Boston Properties, Inc.	3	376
Digital Realty Trust, Inc.	280	31,242
Duke Realty Corp.	68,100	1,976,943
Equinix, Inc.	120	51,587
Equity Residential	56	3,567
Essex Property Trust, Inc.	1,500	358,605
Extra Space Storage, Inc.	7,000	698,670
GGP, Inc.	19,700	402,471
HCP, Inc.	35	904
Host Hotels & Resorts, Inc.	27,837	586,526
Iron Mountain, Inc.	48	1,680
Kimco Realty Corp.	2,767	47,011
Mid-America Apartment Communities, Inc.	60	6,040
Prologis, Inc.	1,338	87,893
Public Storage	203	46,053
Simon Property Group, Inc.	645	109,773
Ventas, Inc.	28,825	1,641,584
Vornado Realty Trust	1,373	101,492
Welltower, Inc.	2,100	131,649

The accompanying notes are an integral part of the financial statements.

10

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	20,626	$752,024

		7,439,924

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	458,600

		91,710,738

Industrial — 5.8%
Aerospace & Defense — 1.3%
Arconic, Inc.	8	136
The Boeing Co.	18,292	6,137,149
General Dynamics Corp.	602	112,219
Harris Corp.	770	111,296
L3 Technologies, Inc.	970	186,550
Lockheed Martin Corp.	1,530	452,008
Northrop Grumman Corp.	3,968	1,220,954
Raytheon Co.	889	171,737
Rockwell Collins, Inc.	8	1,077
United Technologies Corp.	1,410	176,292

		8,569,418

Building Materials — 0.0%
Johnson Controls International PLC	65	2,174
Masco Corp.	25	936
Vulcan Materials Co.	5	645

		3,755

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	25,500	1,840,080
Emerson Electric Co.	4,869	336,643

		2,176,723

Electronics — 0.9%
Agilent Technologies, Inc.	15,163	937,680
Allegion PLC	1,633	126,329
Amphenol Corp. Class A	4,264	371,608
Corning, Inc.	6,667	183,409
FLIR Systems, Inc.	2,852	148,218
Fortive Corp.	5,878	453,252
Garmin Ltd.	2,100	128,100
Honeywell International, Inc.	14,922	2,149,514
PerkinElmer, Inc.	2,720	199,186
TE Connectivity Ltd.	14,300	1,287,858
Waters Corp. (a)	1,540	298,129

		6,283,283

Engineering & Construction — 0.4%
Fluor Corp.	16,809	819,943
Jacobs Engineering Group, Inc.	27,320	1,734,547
nVent Electric PLC (a)	18,023	452,377

		3,006,867

Environmental Controls — 0.0%
Republic Services, Inc.	337	23,037
Stericycle, Inc. (a)	97	6,333

	Number of Shares	Value
Waste Management, Inc.	1,973	$160,484

		189,854

Hand & Machine Tools — 0.0%
Snap-on, Inc.	1	161
Stanley Black & Decker, Inc.	9	1,195

		1,356

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	20,655	2,802,264

Machinery – Diversified — 0.5%
Cummins, Inc.	11,795	1,568,735
Deere & Co.	5,870	820,626
Flowserve Corp.	70	2,828
Pentair PLC	18,023	758,408
Rockwell Automation, Inc.	493	81,952
Roper Technologies, Inc.	663	182,928
Xylem, Inc.	3,355	226,060

		3,641,537

Miscellaneous – Manufacturing — 1.3%
3M Co.	11,212	2,205,625
Dover Corp.	5,173	378,664
Eaton Corp. PLC	13,566	1,013,923
General Electric Co.	86	1,170
Illinois Tool Works, Inc.	14,905	2,064,939
Ingersoll-Rand PLC	9,600	861,408
Parker-Hannifin Corp.	12,218	1,904,175
Textron, Inc.	4,672	307,931

		8,737,835

Packaging & Containers — 0.1%
Ball Corp.	4	142
Packaging Corp. of America	750	83,843
Sealed Air Corp.	53	2,250
WestRock Co.	9,167	522,702

		608,937

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	120	10,039
CSX Corp.	3,507	223,677
Expeditors International of Washington, Inc.	126	9,211
Norfolk Southern Corp.	7,813	1,178,747
Union Pacific Corp.	16,712	2,367,756
United Parcel Service, Inc. Class B	4,880	518,402

		4,307,832

		40,329,661

Technology — 13.7%
Computers — 5.1%
Accenture PLC Class A	8,860	1,449,407
Apple, Inc.	119,897	22,194,134
Cognizant Technology Solutions Corp. Class A	10,256	810,122

The accompanying notes are an integral part of the financial statements.

11

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DXC Technology Co.	16,979	$1,368,677
Hewlett Packard Enterprise Co.	67,274	982,873
HP, Inc.	21,274	482,707
International Business Machines Corp.	15,040	2,101,088
NetApp, Inc.	35,798	2,811,217
Perspecta, Inc.	8,489	174,449
Seagate Technology PLC	17,400	982,578
Western Digital Corp.	25,647	1,985,334

		35,342,586

Office & Business Equipment — 0.2%
Xerox Corp.	55,436	1,330,464

Semiconductors — 3.5%
Analog Devices, Inc.	1,072	102,826
Applied Materials, Inc.	41,339	1,909,448
Broadcom, Inc.	219	53,138
Intel Corp.	164,423	8,173,467
KLA-Tencor Corp.	19,689	2,018,713
Lam Research Corp.	10,423	1,801,616
Microchip Technology, Inc.	12,421	1,129,690
Micron Technology, Inc. (a)	29,817	1,563,603
NVIDIA Corp.	7,486	1,773,433
QUALCOMM, Inc.	35,100	1,969,812
Skyworks Solutions, Inc.	6,010	580,867
Texas Instruments, Inc.	22,274	2,455,709
Xilinx, Inc.	3,756	245,117

		23,777,439

Software — 4.9%
Activision Blizzard, Inc.	23,800	1,816,416
Adobe Systems, Inc. (a)	12,600	3,072,006
Akamai Technologies, Inc. (a)	26	1,904
ANSYS, Inc. (a)	2,350	409,323
Autodesk, Inc. (a)	37	4,850
CA, Inc.	15,073	537,353
Cadence Design Systems, Inc. (a)	32,500	1,407,575
Citrix Systems, Inc. (a)	77	8,073
Electronic Arts, Inc. (a)	867	122,264
Fidelity National Information Services, Inc.	5,500	583,165
Fiserv, Inc. (a)	3,352	248,350
Intuit, Inc.	9,710	1,983,802
Microsoft Corp.	167,695	16,536,404
Oracle Corp.	87,557	3,857,761
Paychex, Inc.	64	4,374
Red Hat, Inc. (a)	15,181	2,039,871
salesforce.com, Inc. (a)	7,004	955,346
Synopsys, Inc. (a)	600	51,342

		33,640,179

		94,090,668

	Number of Shares	Value
Utilities — 1.7%
Electric — 1.7%
AES Corp.	55,887	$749,445
Ameren Corp.	660	40,161
American Electric Power Co., Inc.	8,385	580,661
CenterPoint Energy, Inc.	23,731	657,586
CMS Energy Corp.	7,903	373,654
Consolidated Edison, Inc.	2,182	170,152
Dominion Energy, Inc.	1,716	116,997
DTE Energy Co.	3,020	312,963
Duke Energy Corp.	5,790	457,873
Edison International	17,526	1,108,870
Entergy Corp.	21,498	1,736,823
Eversource Energy	812	47,591
Exelon Corp.	22,140	943,164
FirstEnergy Corp.	44,980	1,615,232
NextEra Energy, Inc.	3,040	507,771
NRG Energy, Inc.	1,200	36,840
PG&E Corp.	13,916	592,265
Pinnacle West Capital Corp.	1,396	112,462
PPL Corp.	11,618	331,694
Public Service Enterprise Group, Inc.	1,424	77,095
SCANA Corp.	2,947	113,519
Sempra Energy	2,231	259,041
The Southern Co.	7,922	366,868
WEC Energy Group, Inc.	4,542	293,640
Xcel Energy, Inc.	5,472	249,961

		11,852,328

Gas — 0.0%
NiSource, Inc.	713	18,738

		11,871,066

TOTAL COMMON STOCK (Cost $333,881,055)		488,914,187

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% VRN 5.100%	20,000	520,200

TOTAL PREFERRED STOCK (Cost $500,000)		520,200

TOTAL EQUITIES (Cost $334,381,055)		489,434,387

The accompanying notes are an integral part of the financial statements.

12

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 27.9%

CORPORATE DEBT — 10.6%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$204,000	$213,540

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	80,000	93,615

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	165,000	150,600
3.500% 11/24/20	160,000	159,906
Reynolds American, Inc. 5.850% 8/15/45	120,000	131,003

		441,509

Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (b)	1,379,000	1,392,790
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	31,388	31,388
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	293,733	292,470
United Airlines Pass-Through Trust, Series 2018-1, Class B 4.600% 9/01/27	95,000	95,471
WestJet Airlines Ltd. 3.500% 6/16/21 (b)	117,000	115,799

		1,927,918

Auto Manufacturers — 0.3%
Ford Motor Co. 5.291% 12/08/46	80,000	74,138
Ford Motor Credit Co. LLC 4.140% 2/15/23	465,000	464,845
4.375% 8/06/23	200,000	201,056
General Motors Co. 4.200% 10/01/27	215,000	205,946
5.150% 4/01/38	130,000	123,724
General Motors Financial Co., Inc. 3.500% 11/07/24	515,000	490,382
4.150% 6/19/23	235,000	234,944
Hyundai Capital America 2.875% 8/09/18 (b)	135,000	134,980

		1,930,015

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	85,000	88,167

	Principal Amount	Value
Banks — 1.4%
Associated Banc-Corp. 4.250% 1/15/25	$494,000	$496,543
Banco Santander SA 3.125% 2/23/23	400,000	379,564
4.250% 4/11/27	200,000	190,102
Bank of America Corp. 4.183% 11/25/27	405,000	394,429
3 mo. USD LIBOR +1.814% 4.244% VRN 4/24/38	200,000	194,275
6.110% 1/29/37	220,000	252,713
7.750% 5/14/38	95,000	128,647
Bank of Montreal 3.803% VRN 12/15/32 (c)	245,000	226,946
The Bank of Nova Scotia 4.500% 12/16/25	200,000	199,414
4.650% VRN 12/31/99 (c)	415,000	375,575
Barclays PLC 3.710% FRN 5/16/24 (c)	345,000	342,154
4.337% 1/10/28	260,000	246,943
BPCE SA 3.500% 10/23/27 (b)	420,000	383,361
Citigroup, Inc. 3.875% 3/26/25	562,000	545,066
8.125% 7/15/39	90,000	126,596
Credit Suisse Group AG 4.207% VRN 6/12/24 (b) (c)	280,000	280,204
4.282% 1/09/28 (b)	250,000	243,187
Deutsche Bank AG 3.150% 1/22/21	310,000	300,010
First Republic Bank 4.375% 8/01/46	685,000	655,327
Fulton Financial Corp. 3.600% 3/16/22	230,000	225,736
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (c)	260,000	247,296
5.950% 1/15/27	212,000	229,651
6.250% 2/01/41	60,000	70,054
6.750% 10/01/37	200,000	237,368
HSBC Holdings PLC 4.250% 3/14/24	200,000	198,980
4.583% VRN 6/19/29 (c)	255,000	257,559
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	136,738
3.625% 12/01/27	205,000	192,738
5.600% 7/15/41	195,000	219,904
Morgan Stanley 4.350% 9/08/26	400,000	394,541
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (b)	445,000	440,959
Valley National Bancorp 5.125% 9/27/23	245,000	255,856

The accompanying notes are an integral part of the financial statements.

13

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 5.375% 11/02/43	$159,000	$166,031
5.606% 1/15/44	110,000	118,343

		9,352,810

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	575,000	591,318
Molson Coors Brewing Co. 4.200% 7/15/46	285,000	255,875
5.000% 5/01/42	60,000	60,846

		908,039

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	90,000	95,695
Celgene Corp. 3.450% 11/15/27	310,000	285,040
4.350% 11/15/47	200,000	176,132

		556,867

Building Materials — 0.2%
CRH America Finance, Inc. 3.950% 4/04/28 (b)	320,000	308,935
Standard Industries, Inc. 5.000% 2/15/27 (b)	471,000	436,852
5.375% 11/15/24 (b)	246,000	242,925
5.500% 2/15/23 (b)	178,000	179,780

		1,168,492

Chemicals — 0.3%
Incitec Pivot Finance LLC 6.000% 12/10/19 (b)	185,000	191,274
LYB International Finance BV 5.250% 7/15/43	175,000	181,649
Monsanto Co. 4.400% 7/15/44	100,000	92,650
The Mosaic Co. 4.050% 11/15/27	292,000	279,047
RPM International, Inc. 3.750% 3/15/27	110,000	104,861
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	100,213
Syngenta Finance NV 3.698% 4/24/20 (b)	310,000	308,875
4.441% 4/24/23 (b)	400,000	397,761
Yara International ASA 4.750% 6/01/28 (b)	350,000	351,848

		2,008,178

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	752,000	778,320

	Principal Amount	Value
ERAC USA Finance LLC 6.700% 6/01/34 (b)	$78,000	$93,662

		871,982

Computers — 0.1%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (b)	76,000	79,830
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	841,262

		921,092

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	395,000	379,667
3.875% 1/23/28	780,000	718,453
4.500% 5/15/21	290,000	295,474
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	281,106
Aircastle Ltd. 5.000% 4/01/23	275,000	276,031
Ally Financial, Inc. 3.250% 11/05/18	485,000	485,000
4.750% 9/10/18	360,000	360,675
Ares Finance Co. LLC 4.000% 10/08/24 (b)	355,000	336,136
Discover Financial Services 4.100% 2/09/27	265,000	254,184
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	200,000	193,756
Genpact Luxembourg Sarl 3.700% 4/01/22 (b)	360,000	351,686
High Street Funding Trust I 4.111% 2/15/28 (b)	1,005,000	986,538
Lazard Group LLC 3.625% 3/01/27	184,000	172,404
4.250% 11/14/20	488,000	497,553
Legg Mason, Inc. 5.625% 1/15/44	175,000	182,085
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (b)	170,000	168,524

		5,939,272

Electric — 0.6%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (b)	155,000	146,993
CMS Energy Corp. 4.700% 3/31/43	115,000	118,964
Duke Energy Corp. 3.750% 9/01/46	195,000	171,758
EDP Finance BV 3.625% 7/15/24 (b)	420,000	402,142

The accompanying notes are an integral part of the financial statements.

14

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Louisiana LLC 4.950% 1/15/45	$165,000	$166,803
Florida Power & Light Co. 4.950% 6/01/35	125,000	138,954
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	612,343
3.700% 9/01/24	170,000	164,842
Israel Electric Corp. Ltd. 4.250% 8/14/28 (b)	425,000	408,705
7.250% 1/15/19 (b)	200,000	203,850
Nevada Power Co., Series N 6.650% 4/01/36	135,000	176,019
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	56,794
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	125,440
Pennsylvania Electric Co. 4.150% 4/15/25 (b)	295,000	298,255
Progress Energy, Inc. 7.000% 10/30/31	25,000	31,895
Puget Energy, Inc. 3.650% 5/15/25	350,000	340,620
Transelec SA 4.625% 7/26/23 (b)	175,000	178,682
Xcel Energy, Inc. 6.500% 7/01/36	240,000	307,828

		4,050,887

Electronics — 0.1%
Arrow Electronics, Inc. 3.250% 9/08/24	155,000	144,896
3.875% 1/12/28	145,000	135,879
4.500% 3/01/23	80,000	81,290
Ingram Micro, Inc. 5.450% STEP 12/15/24	203,000	200,961

		563,026

Engineering & Construction — 0.1%
SBA Tower Trust 2.877% 7/10/46 (b)	200,000	194,273
3.156% 10/10/45 (b)	210,000	208,309
3.168% 4/09/47 (b)	260,000	254,378

		656,960

Foods — 0.0%
Kraft Heinz Foods Co. 3.000% 6/01/26	315,000	283,665

Gas — 0.1%
NiSource, Inc. 5.800% 2/01/42	175,000	201,316
Spire, Inc. 4.700% 8/15/44	290,000	297,588

		498,904

	Principal Amount	Value
Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	$150,000	$149,955

Health Care – Products — 0.1%
Abbott Laboratories 4.900% 11/30/46	115,000	123,801
Becton Dickinson & Co. 3.363% 6/06/24	240,000	230,540
3.700% 6/06/27	295,000	279,248
4.685% 12/15/44	225,000	218,087

		851,676

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	250,000	245,842
4.800% 3/15/47	125,000	128,413

		374,255

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	519,225
4.750% 5/30/25	200,000	193,500

		712,725

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	78,869

Insurance — 0.7%
The Allstate Corp. 3 mo. USD LIBOR +2.938% 5.750% VRN 8/15/53	570,000	585,675
American International Group, Inc. 4.200% 4/01/28	260,000	254,376
4.500% 7/16/44	200,000	186,247
4.750% 4/01/48	75,000	72,290
5.750% VRN 4/01/48 (c)	200,000	197,000
AmTrust Financial Services, Inc. 6.125% 8/15/23	495,000	481,922
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	179,725
Athene Holding Ltd. 4.125% 1/12/28	790,000	728,506
AXIS Specialty Finance PLC 4.000% 12/06/27	415,000	391,565
CNA Financial Corp. 3.450% 8/15/27	185,000	172,039
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	461,512
Enstar Group Ltd. 4.500% 3/10/22	140,000	139,553
Trinity Acquisition PLC 4.400% 3/15/26	70,000	69,314
USF&G Capital I 8.500% 12/15/45 (b)	150,000	207,822

The accompanying notes are an integral part of the financial statements.

15

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Voya Financial, Inc. 4.700% VRN 1/23/48 (b) (c)	$180,000	$160,200
Willis North America, Inc. 7.000% 9/29/19	97,000	101,227
Willis Towers Watson PLC 5.750% 3/15/21	230,000	242,476
XLIT Ltd. 4.450% 3/31/25	395,000	388,634
5.500% 3/31/45	100,000	103,815

		5,123,898

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	300,000	293,881
Expedia Group, Inc. 7.456% 8/15/18	425,000	427,061
Tencent Holdings Ltd. 3.595% 1/19/28 (b)	225,000	212,855

		933,797

Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	510,000	486,107
3.875% 1/15/20	525,000	526,716
FS Investment Corp. 4.000% 7/15/19	505,000	505,484
TCP Capital Corp. 4.125% 8/11/22	470,000	448,634

		1,966,941

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	320,000	328,000
5.250% STEP 8/05/20	618,000	638,085
Vale Overseas Ltd. 5.875% 6/10/21	475,000	501,719
6.875% 11/21/36	95,000	106,656

		1,574,460

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	500,000	497,500

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (b)	200,000	187,125
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	270,000	269,657
4.464% 7/23/22	244,000	246,998
6.484% 10/23/45	225,000	237,158
Comcast Corp. 3.400% 7/15/46	220,000	178,403

	Principal Amount	Value
Discovery Communications LLC 3.950% 3/20/28	$250,000	$236,754
5.000% 9/20/37	160,000	154,056
Grupo Televisa SAB 6.625% 3/18/25	175,000	194,691
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	117,269
8.250% 4/01/19	45,000	46,676
8.750% 2/14/19	65,000	67,169
Warner Media LLC 6.250% 3/29/41	25,000	27,183

		1,963,139

Mining — 0.2%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (b)	149,000	149,006
Glencore Funding LLC 3.875% 10/27/27 (b)	160,000	147,851
4.625% 4/29/24 (b)	355,000	356,923
Kinross Gold Corp. 4.500% 7/15/27 (b)	166,000	152,305
5.125% 9/01/21	600,000	615,570

		1,421,655

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	270,000	250,764

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.625% STEP 9/15/20	135,000	131,625
3.625% STEP 10/01/21	485,000	455,924

		587,549

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	250,000	288,914
Andeavor 4.500% 4/01/48	85,000	77,463
Antero Resources Corp. 5.375% 11/01/21	539,000	545,737
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	191,575
4.250% 4/15/27	300,000	288,958
6.750% 11/15/39	100,000	109,816
Continental Resources, Inc. 4.375% 1/15/28	260,000	258,476
4.500% 4/15/23	250,000	253,696
Encana Corp. 6.500% 2/01/38	80,000	93,967
EQT Corp. 3.900% 10/01/27	690,000	643,474
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	196,177

The accompanying notes are an integral part of the financial statements.

16

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marathon Petroleum Corp. 4.750% 9/15/44	$100,000	$95,142
6.500% 3/01/41	170,000	197,973
Nabors Industries, Inc. 5.500% 1/15/23	215,000	206,938
Newfield Exploration Co. 5.750% 1/30/22	200,000	208,250
Patterson-UTI Energy, Inc. 3.950% 2/01/28(b)	70,000	65,473
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	175,000	181,125
Petroleos Mexicanos 3.500% 1/30/23	100,000	94,667
4.625% 9/21/23	100,000	98,600
5.350% 2/12/28 (b)	190,000	179,892
5.500% 1/21/21	285,000	293,405
6.375% 1/23/45	80,000	73,680
6.500% 3/13/27	60,000	61,525
6.625% 6/15/38	37,000	35,150

		4,740,073

Oil & Gas Services — 0.0%
National Oilwell Varco, Inc. 3.950% 12/01/42	216,000	182,201

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (b)	490,000	465,180

Pharmaceuticals — 0.4%
AbbVie, Inc. 4.700% 5/14/45	165,000	163,213
Allergan Funding SCS 4.550% 3/15/35	100,000	94,615
4.750% 3/15/45	190,000	182,899
CVS Health Corp. 4.300% 3/25/28	173,000	170,649
5.050% 3/25/48	240,000	244,247
6.125% 9/15/39	175,000	198,980
CVS Pass-Through Trust 5.926% 1/10/34 (b)	268,825	289,157
Express Scripts Holding Co. 4.500% 2/25/26	180,000	178,695
4.800% 7/15/46	195,000	185,431
McKesson Corp. 4.883% 3/15/44	60,000	60,887
6.000% 3/01/41	125,000	145,697
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	95,000	89,376
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	200,000	192,787
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	97,623

	Principal Amount	Value
2.200% 7/21/21	$670,000	$621,450
4.100% 10/01/46	75,000	53,607

		2,969,313

Pipelines — 0.9%
Andeavor Logistics LP 6.875% VRN 12/31/99 (c)	300,000	297,000
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	75,000	73,281
6.250% 10/15/22	97,000	100,479
Energy Transfer Equity LP 5.875% 1/15/24	64,000	65,600
7.500% 10/15/20	105,000	111,956
Energy Transfer Partners LP 4.200% 4/15/27	165,000	155,480
6.125% 12/15/45	75,000	74,957
6.250% VRN 12/31/99 (c)	385,000	356,606
6.500% 2/01/42	100,000	103,030
EnLink Midstream Partners LP 4.150% 6/01/25	350,000	323,474
4.850% 7/15/26	149,000	141,186
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (c)	195,000	177,759
EQT Midstream Partners LP 4.750% 7/15/23	495,000	494,203
Kinder Morgan Energy Partners LP 5.300% 9/15/20	475,000	492,675
6.375% 3/01/41	65,000	69,753
6.500% 2/01/37	120,000	129,549
6.550% 9/15/40	90,000	98,771
6.950% 1/15/38	10,000	11,397
MPLX LP 4.500% 4/15/38	195,000	180,111
4.875% 6/01/25	372,000	382,480
5.200% 3/01/47	35,000	34,777
5.500% 2/15/23	136,000	138,571
Phillips 66 Partners LP 3.750% 3/01/28	135,000	126,170
4.680% 2/15/45	28,000	26,247
Plains All American Pipeline LP 6.125% VRN 12/31/99 (c)	385,000	364,788
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	191,000	187,226
4.500% 12/15/26	210,000	205,563
4.700% 6/15/44	100,000	87,861
Sabine Pass Liquefaction LLC 4.200% 3/15/28	240,000	232,346
Series WI 5.750% 5/15/24	250,000	266,664
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	230,000	214,982
5.300% 4/01/44	75,000	67,983

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Western Gas Partners LP 4.000% 7/01/22	$481,000	$475,366
4.500% 3/01/28	105,000	101,048

		6,369,339

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	470,000	469,315

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	140,000	138,997
American Tower Trust #1 3.652% 3/23/48 (b)	310,000	305,546
Crown Castle International Corp. 3.200% 9/01/24	265,000	250,099
4.000% 3/01/27	120,000	115,519
Healthcare Trust of America Holdings LP 3.500% 8/01/26	200,000	187,980
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	238,855
Kimco Realty Corp. 3.300% 2/01/25	160,000	151,587
Mid-America Apartments LP 3.600% 6/01/27	155,000	148,559
UDR, Inc. 3.500% 7/01/27	220,000	208,539
Weingarten Realty Investors 3.250% 8/15/26	85,000	78,323

		1,824,004

Retail — 0.2%
Dollar Tree, Inc. 4.200% 5/15/28	320,000	308,886
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (b)	445,000	418,567
The Home Depot, Inc. 5.950% 4/01/41	150,000	185,226
QVC, Inc. 3.125% 4/01/19	155,000	154,820
4.375% 3/15/23	150,000	148,214
5.125% 7/02/22	30,000	30,731

		1,246,444

Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	275,000	274,958
Microchip Technology, Inc. 3.922% 6/01/21 (b)	165,000	165,274

		440,232

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	330,000	354,714

	Principal Amount	Value
Telecommunications — 0.4%
AT&T, Inc. 3.800% 3/01/24	$205,000	$201,047
4.750% 5/15/46	210,000	187,588
5.250% 3/01/37	95,000	93,437
CenturyLink, Inc. 6.150% 9/15/19	140,000	142,800
Cisco Systems, Inc. 5.500% 1/15/40	55,000	65,404
Crown Castle Towers LLC 4.241% 7/15/48 (b) (d)	250,000	251,364
Ericsson LM 4.125% 5/15/22	500,000	492,544
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	179,104
Sprint Communications, Inc. 9.250% 4/15/22	410,000	461,250
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	168,366
Verizon Communications, Inc. 4.862% 8/21/46	372,000	355,473
6.550% 9/15/43	149,000	176,391

		2,774,768

Transportation — 0.0%
Asciano Finance Ltd. 4.625% 9/23/20 (b)	105,000	106,433
Autoridad del Canal de Panama 4.950% 7/29/35 (b)	210,000	218,662

		325,095

Trucking & Leasing — 0.2%
DAE Funding LLC 4.000% 8/01/20 (b)	173,000	171,054
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	250,000	237,450
5.250% 8/15/22 (b)	755,000	747,458
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.900% 2/01/24 (b)	500,000	494,534

		1,650,496

TOTAL CORPORATE DEBT (Cost $74,264,685)		72,773,295

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	351,256
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	311,411
Panhandle-Plains Student Finance Corp., Series 2001-A2 3.530% FRN 12/01/31 (c)	300,000	297,783

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.550% 4/01/39	$120,000	$176,957
7.600% 11/01/40	105,000	157,917

		1,295,324

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,241,285)		1,295,324

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Automobile ABS — 0.5%
CPS Auto Receivables Trust, Series 2016-C, Class A 1.620% 1/15/20 (b)	9,054	9,050
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (b)	450,000	442,257
Hertz Vehicle Financing II LP Series 2018-1A, Class A 3.290% 2/25/24 (b)	1,240,000	1,214,295
Series 2018-1A, Class B 3.600% 2/25/24 (b)	650,000	631,841
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	350,000	348,691
Oscar US Funding Trust IV, Series 2016-1A, Class A2B 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (b)	32,222	32,337
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (b)	690,000	685,215
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (b)	150,000	149,566

		3,513,252

Commercial MBS — 0.5%
Aventura Mall Trust, Series 2018-AVM, Class C 4.112% VRN 7/05/40 (b) (c)	710,000	708,155
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B 3.703% 10/15/45 (b)	195,000	191,966
Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	325,926
Series 2015-CR23, Class C 4.395% VRN 5/10/48 (c)	140,000	136,839
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (b)	165,000	170,532
DBUBS Mortgage Trust, Series 2011-LC1A, Class B 5.471% VRN 11/10/46 (b) (c)	110,000	115,885

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM 5.951% VRN 7/10/38 (c)	$146,765	$148,493
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (b)	100,000	104,420
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM 5.466% VRN 6/12/47 (c)	75,984	76,024
Morgan Stanley Capital I Trust Series 2018-H3, Class B 4.620% 7/15/51 (d)	120,000	123,599
Series 2011-C2, Class B 5.200% VRN 6/15/44 (b) (c)	250,000	259,216
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ 5.477% VRN 8/15/39 (c)	18,079	18,007
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX 2.997% VRN 10/25/46 (c)	209,521	208,581
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (b)	240,000	242,593
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.209% VRN 2/15/51 (c)	117,241	119,304
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS 1.000% 6/15/51 (d)	240,000	247,187
Series 2010-C1, Class A1 3.349% 11/15/43 (b)	16,228	16,299
Series 2018-C45, Class B 4.556% 6/15/51 (d)	60,000	61,797
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	193,625

		3,468,448

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 1 mo. USD LIBOR + .720% 2.811% FRN 3/25/35	54,932	55,108

Other ABS — 3.9%
321 Henderson Receivables LLC Series 2005-1A, Class A1 1 mo. USD LIBOR + .230% 2.303% FRN 11/15/40 (b)	67,730	64,502
Series 2015-1A, Class A 3.260% 9/15/72 (b)	49,267	46,747
Aames Mortgage Investment Trust Series 2005-1, Class M4 1 mo. USD LIBOR + 1.125% 3.216% FRN 6/25/35	21,805	21,772

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-1, Class M5 1 mo. USD LIBOR + 1.725% 3.816% FRN 1/25/35	$83,207	$82,936
ALM VII Ltd., Series 2012-7A, Class A1R 3 mo. USD LIBOR + 1.480% 3.828% FRN 10/15/28 (b)	410,000	412,616
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (b)	43,307	43,226
Apidos CLO XXV, Series 2016-25A, Class A1 3 mo. USD LIBOR + 1.460% 3.819% FRN 10/20/28 (b)	250,000	250,241
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (b)	312,000	312,448
Avery Point III CLO Ltd., Series 2013-3A, Class AR 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/25 (b)	203,684	203,704
Avery Point VI CLO Ltd., Series 2015-6A, Class A 3 mo. USD LIBOR + 1.450% 3.813% FRN 8/05/27 (b)	570,000	570,168
Bain Capital Credit CLO, Series 2017-1A, Class A1 3 mo. USD LIBOR + 1.250% 3.609% FRN 7/20/30 (b)	400,000	400,541
BCC Funding XIV LLC, Series 2018-1A, Class A1 2.200% 2/20/19 (b)	172,988	172,904
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A 3.207% FRN 4/20/31 (b) (c)	260,000	259,271
Birchwood Park CLO Ltd., Series 2014-1A, Class AR 3 mo. USD LIBOR + 1.180% 3.528% FRN 7/15/26 (b)	345,000	345,041
BlueMountain CLO Ltd., Series 2015-2A, Class A1 3 mo. USD LIBOR + 1.430% 3.785% FRN 7/18/27 (b)	380,000	380,014
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	138,984	138,975
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (b)	153,196	149,401
Capital Automotive REIT
Series 2014-1A, Class A 3.660% 10/15/44 (b)	160,000	154,357
Series 2017-1A, Class A2 4.180% 4/15/47 (b)	138,367	137,662
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R 3 mo. USD LIBOR + 1.220% 3.575% FRN 8/14/30 (b)	750,000	751,405
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (b)	320,000	321,472
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	25,794	25,665

	Principal Amount	Value
CIFC Funding V Ltd., Series 2017-5A, Class A1 3.533% FRN 11/16/30 (b) (c)	$340,000	$340,126
Clear Creek CLO Ltd., Series 2015-1A, Class AR 3.559% FRN 10/20/30 (b) (c)	480,000	480,987
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	12,845	12,824
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (b)	180,556	177,970
Diamond Resorts Owner Trust Series 2013-2, Class A 2.270% 5/20/26 (b)	248,670	248,437
Series 2014-1, Class A 2.540% 5/20/27 (b)	35,320	35,249
Series 2016-1, Class A 3.080% 11/20/28 (b)	312,548	305,237
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (b)	310,000	318,146
Series 2017-1A, Class A23 4.118% 7/25/47 (b)	109,175	108,025
Series 2015-1A, Class A2II 4.474% 10/25/45 (b)	529,200	541,550
Drug Royalty Corp., Inc., Series 2012-1, Class A2 5.800% 7/15/24 (b)	9,359	9,348
Element Rail Leasing II LLC Series 2015-1A, Class A1 2.707% 2/19/45 (b)	57,372	56,546
Series 2016-1A, Class A1 3.968% 3/19/46 (b)	166,049	167,482
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	83,126	81,254
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (b)	373,157	373,442
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6 1 mo. USD LIBOR + 1.725% 3.816% FRN 1/25/35	420,000	433,523
Galaxy XX CLO Ltd., Series 2015-20A, Class AR 3.359% FRN 4/20/31 (b) (c)	500,000	497,833
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (b)	152,083	149,563
Goodgreen Trust Series 2016-1A, Class A 3.230% 10/15/52 (b)	372,886	361,524
Series 2017-2A, Class A 3.260% 10/15/53 (b)	445,461	432,099
Series 2017-1A, Class A 3.740% 10/15/52 (b)	174,840	175,183
Series 2018-1A, Class A 3.930% VRN 10/15/53 (b) (c)	335,321	336,883

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 1 mo. USD LIBOR + ..645% 2.736% FRN 4/25/35	$18,497	$18,622
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (b)	237,698	241,377
Hero Funding Trust Series 2016-3A, Class A1 3.080% 9/20/42 (b)	226,506	222,753
Series 2017-3A, Class A1 3.190% 9/20/48 (b)	242,196	234,198
Series 2016-4A, Class A1 3.570% 9/20/47 (b)	231,492	230,881
Series 2018-1A, Class A2 4.670% 9/20/48 (b)	457,110	470,735
Highbridge Loan Management Ltd., Series 12A-18, Class B 4.222% FRN 7/18/31 (b) (c)	250,000	250,000
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (b)	34,451	34,214
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58(b)	91,654	91,855
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (b)	421,520	417,890
Lendmark Funding Trust Series 2017-1A, Class A 2.830% 12/22/25 (b)	200,000	198,261
Series 2018-1A, Class A 3.810% 12/21/26 (b)	280,000	280,761
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	1,426	1,427
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B 3.937% FRN 7/15/30 (b) (c) (e) (f)	430,000	430,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A 3.535% FRN 12/18/30 (b) (c)	1,000,000	1,000,446
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (b)	750,000	739,128
Marlette Funding Trust Series 2016-1A, Class A 3.060% 1/17/23 (b)	19,297	19,304
Series 2017-2A, Class B 3.190% 7/15/24 (b)	140,000	139,291
Mosaic Solar Loans LLC Series 2017-2A, Class A 3.820% 9/20/42 (b)	151,409	150,419
Series 2017-1A, Class A 4.450% 6/20/42 (b)	70,085	71,541

	Principal Amount	Value
MP CLO III Ltd., Series 2013-1A, Class AR 3.609% FRN 10/20/30 (b) (c)	$300,000	$300,928
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (b)	380,000	376,888
NRZ Advance Receivables Trust Series 2016-T3, Class AT3 2.833% 10/16/51 (b)	1,650,000	1,609,763
Series 2016-T4, Class AT4 3.107% 12/15/50 (b)	450,000	449,566
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A 3 mo. USD LIBOR + 1.120% 3.479% FRN 4/20/25 (b)	212,249	212,262
Orange Lake Timeshare Trust Series 2014-AA, Class A 2.290% 7/09/29 (b)	31,349	30,495
Series 2016-A, Class B 2.910% 3/08/29 (b)	144,107	141,330
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	220,000	219,021
Race Point VIII CLO Ltd., Series 2013-8A, Class AR 3 mo. USD LIBOR + 1.340% 3.671% FRN 2/20/30 (b)	250,000	251,367
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (b)	27,044	26,849
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (b)	312,028	311,958
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (b)	159,450	159,500
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (b)	162,900	162,298
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (b)	670,000	676,100
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (b)	83,639	81,358
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (b)	347,364	332,075
Symphony CLO XV Ltd., Series 2014-15A, Class AR 3 mo. USD LIBOR + 1.180% 3.533% FRN 10/17/26 (b)	430,000	430,053

The accompanying notes are an integral part of the financial statements.

21

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (b)	$384,150	$384,660
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	363,634	370,818
TCI-Symphony CLO Ltd., Series 2016-1A, Class A 3 mo. USD LIBOR + 1.480% 3.822% FRN 10/13/29 (b)	340,000	341,211
Textainer Marine Containers V Ltd., Series 2017-2A, Class A 3.520% 6/20/42 (b)	230,280	225,015
Treman Park CLO Ltd., Series 2015-1A, Class AR 3 mo. USD LIBOR + 1.370% 3.729% FRN 4/20/27 (b)	490,000	490,150
Trinity Rail Leasing L.P., Series 2018-1A, Class A2 4.620% 6/17/48 (b)	410,000	409,734
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (b)	140,000	135,292
Triton Container Finance VI LLC Series 2017-1A, Class A 3.520% 6/20/42 (b)	153,523	152,532
Series 2018-2A, Class A 4.190% 6/22/43 (b)	470,000	469,832
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (b)	238,107	232,738
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (b)	668,570	663,441
Welk Resorts LLC Series 2015-AA, Class A 2.790% 6/16/31 (b)	99,321	97,288
Series 2017-AA, Class B 3.410% 6/15/33 (b)	241,588	235,872
Wendy’s Funding LLC Series 2015-1A, Class A2II 4.080% 6/15/45 (b)	301,475	306,173
Series 2015-1A, Class A23 4.497% 6/15/45 (b)	413,313	438,943

		26,856,912

Student Loans ABS — 3.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2 1 mo. USD LIBOR + 1.100% 3.191% FRN 12/27/44 (b)	468,868	469,972
AccessLex Institute Series 2004-A, Class A3 28 day ARS 1.699% FRN 7/01/39	400,000	392,142
Series 2003-A, Class A3 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	99,493	94,105

	Principal Amount	Value
CIT Education Loan Trust, Series 2005-1, Class B 3 mo. USD LIBOR + .210% 2.551% FRN 6/15/43	$471,750	$444,853
College Loan Corp. Trust I, Series 2007-1, Class B2 28 day ARS 1.429% FRN 1/25/47	130,000	103,254
DRB Prime Student Loan Trust Series 2016-B, Class A2 2.890% 6/25/40 (b)	215,650	211,022
Series 2016-R, Class A2 3.070% 10/25/44 (b)	557,203	559,989
Series 2015-B, Class A2 3.170% 7/25/31 (b)	131,029	130,520
Series 2015-B, Class A1 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/27/31 (b)	34,610	35,659
Series 2016-R, Class A1 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (b)	557,203	566,067
Earnest Student Loan Program LLC Series 2016-D, Class A2 2.720% 1/25/41 (b)	210,146	206,894
Series 2016-B, Class A2 3.020% 5/25/34 (b)	153,867	152,931
Series 2016-C, Class A1 1 mo. USD LIBOR + 1.850% 3.941% FRN 10/27/36 (b)	261,948	265,792
ECMC Group Student Loan Trust Series 2017-1A, Class A 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (b)	356,155	362,095
Series 2016-1A, Class A 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (b)	508,990	517,305
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $595,828) 3.350% FRN 12/01/47 (b) (c) (f) (g)	546,957	543,725
EdLinc Student Loan Funding Trust, Series 2012-1, Class B 1 mo. USD LIBOR + 4.240% 6.331% FRN 11/26/40 (b)	270,000	319,136
Goal Capital Funding Trust, Series 2006-1, Class B 3 mo. USD LIBOR + .450% 2.780% FRN 8/25/42	151,757	142,233
Goal Structured Solutions Trust, Series 2016-B, Class A2, Prime Rate - 1.250% 3.750% FRN 8/25/51 (b)	500,000	503,903
KnowledgeWorks Foundation, Series 2010-1, Class A 3 mo. USD LIBOR + .950% 3.280% FRN 2/25/42	154,361	154,813

The accompanying notes are an integral part of the financial statements.

22

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX 3.020% 8/25/42 (b)	$165,311	$161,401
Series 2018-B, Class BFX 3.720% 5/26/43 (b)	140,000	140,384
Navient Private Education Loan Trust, Series 2018-BA, Class A2B 2.788% FRN 12/15/59 (b) (c)	150,000	149,992
Navient Student Loan Trust Series 2014-8, Class B 1 mo. USD LIBOR + 1.500% 2.591% FRN 7/26/49	155,000	153,350
Series 2016-1A, Class A 1 mo. USD LIBOR + .700% 2.791% FRN 2/25/70 (b)	445,321	446,972
Series 2018-1A, Class A3 2.811% FRN 3/25/67 (b) (c)	710,000	712,209
Series 2018-2A, Class A3 2.841% FRN 3/25/67 (b) (c)	550,000	549,058
Series 2018-3A, Class A3 2.888% FRN 3/25/67 (b) (c)	750,000	750,000
Series 2017-5A, Class A 2.891% FRN 7/26/66 (b) (c)	461,878	466,136
Series 2016-5A, Class A 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (b)	423,114	434,186
Series 2016-6A, Class A3 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (b)	1,100,000	1,140,653
Series 2014-1, Class B 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/48	220,000	216,643
Series 2015-3, Class B 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/58	150,000	152,202
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (b)	149,615	144,427
Nelnet Student Loan Trust Series 2005-2, Class A5 3 mo. USD LIBOR + .100% 2.432% FRN 3/23/37	282,941	279,458
Series 2006-3, Class B 3 mo. USD LIBOR + .250% 2.585% FRN 6/25/41	111,158	101,942
Series 2013-5A, Class A 1 mo. USD LIBOR + .630% 2.590% FRN 1/25/37 (b)	169,396	169,531
Series 2005-4, Class A4R2 28 day ARS 2.594% FRN 3/22/32	200,000	190,396
Series 2018-1A, Class A2 2.851% FRN 5/25/66 (b) (c)	650,000	649,999
Series 2015-3A, Class B 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/54 (b)	150,000	140,686

	Principal Amount	Value
North Carolina State Education Assistance Authority, Series 2011-2, Class A3 3 mo. USD LIBOR + .800% 3.160% FRN 7/25/36	$250,000	$251,134
PHEAA Student Loan Trust, Series 2016-2A, Class A 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (b)	457,020	462,868
SLC Private Student Loan Trust, Series 2006-A, Class C 3 mo. USD LIBOR + .450% 2.798% FRN 7/15/36	230,000	220,708
SLC Student Loan Trust, Series 2006-A, Class B 3 mo. USD LIBOR + .300% 2.648% FRN 7/15/36	98,355	97,860
SLM Student Loan Trust Series 2005-5, Class A4 3 mo. USD LIBOR + .140% 2.500% FRN 10/25/28	330,000	328,817
Series 2007-1, Class A6 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	150,000	144,659
Series 2005-3, Class B 3 mo. USD LIBOR + .150% 2.510% FRN 4/25/40	171,009	156,541
Series 2006-10, Class A6 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	120,000	115,742
Series 2006-2, Class A6, ABS 3 mo. USD LIBOR + .170% 2.530% FRN 1/25/41	550,000	537,079
Series 2006-5, Class B 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	389,619	369,161
Series 2005-6, Class B, ABS 3 mo. USD LIBOR + .290% 2.650% FRN 1/25/44	419,761	392,306
Series 2004-10, Class A7A 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/29 (b)	450,000	451,969
Series 2005-9, Class A7A 3 mo. EURIBOR + .600% 2.960% FRN 1/25/41	610,000	606,416
Series 2003-14, Class A7 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (b)	2,950,000	2,916,010
Series 2005-5, Class A5 3 mo. USD LIBOR + .750% 3.110% FRN 10/25/40	300,000	299,997
Series 2002-7, Class A11 28 day ARS 4.080% FRN 3/15/28	160,000	160,000
Series 2002-7, Class A10 28 day ARS 4.088% FRN 3/15/28	136,000	136,000

The accompanying notes are an integral part of the financial statements.

23

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2003-5, Class A9 28 day ARS + 2.500% 4.480% FRN 6/17/30	$350,000	$350,000
Series 2003-5, Class A7 28 day ARS + 2.500% 4.490% FRN 6/17/30	50,000	50,000
Series 2002-7, Class B 28 day ARS 5.073% FRN 12/15/39	550,000	548,683
SMB Private Education Loan Trust Series 2016-B, Class A2A 2.430% 2/17/32 (b)	230,280	223,550
Series 2015-B, Class A2B 1 mo. USD LIBOR + 1.200% 3.273% FRN 7/15/27 (b)	157,962	159,538
Series 2017-A, Class B 3.500% 6/17/41 (b)	300,000	278,666
Series 2017-B, Class B 3.500% 12/16/41 (b)	150,000	145,513
SoFi Professional Loan Program LLC Series 2015-A, Class RC, (Acquired 4/19/17, Cost $281,375) 0.000%3/25/33 (b) (f) (g)	100	147,500
Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900) 0.000% 9/25/40 (b) (f) (g)	1,000,000	600,000
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200) 0.000% 2/25/42 (b) (f) (g)	1,000,000	718,200
Series 2016-B, Class A2B 2.740% 10/25/32 (b)	297,810	294,014
Series 2016-D, Class A1 1 mo. USD LIBOR + .950% 3.041% FRN 1/25/39 (b)	78,716	79,264
Series 2016-B, Class A1 1 mo. USD LIBOR + 1.200% 3.291% FRN 6/25/33 (b)	188,193	190,848
Series 2017-A, Class B 3.440% VRN 3/26/40 (b) (c)	180,000	174,636
Series 2017-D, Class BFX 3.610% 9/25/40 (b)	500,000	489,493
South Carolina Student Loan Corp. Series 2014-1, Class A2 1 mo. USD LIBOR + 1.000% 2.983% FRN 1/03/33	290,000	294,466
Series 2010-1, Class A3 3 mo. USD LIBOR + 1.050% 3.410% FRN 10/27/36	170,000	172,751

		25,890,424

WL Collateral CMO — 0.3%
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1 3.717% VRN 2/25/34 (c)	19,777	20,002
Series 2003-42, Class 1A1 3.991% VRN 9/25/33 (c)	4,295	3,904

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A3 3.202% VRN 12/25/57(b) (c)	$169,753	$167,507
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 4.211% VRN 8/25/34 (c)	7,601	7,603
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A 3.618% VRN 8/25/34 (c)	45,484	44,436
JP Morgan Mortgage Trust, Series 2017-1, Class A11 3.500% VRN 1/25/47 (b) (c)	489,546	475,210
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA 3.560% VRN 2/25/34 (c)	3,864	3,721
Series 2003-A4, Class IA 3.955% VRN 7/25/33 (c)	2,986	3,080
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 4.375% VRN 2/25/34 (c)	231	247
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $200,000) 4.941% FRN 2/25/23 (b) (c) (f) (g)	200,000	201,205
PSMC Trust, Series 2018-2, Class A1 3.500% VRN 6/25/48 (b) (c)	647,176	629,265
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000% VRN 6/25/48 (b) (c)	606,225	611,910
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 3.854% VRN 3/25/34 (c)	27,058	27,144
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A 12 mo. MTA + 1.400% 2.958% FRN 4/25/44	69,796	71,674

		2,266,908

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $62,018,827)		62,051,052

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 6.125% 1/18/41	620,000	694,400
Mexico Government International Bond 4.750% 3/08/44	724,000	671,792
6.750% 9/27/34	160,000	187,600

		1,553,792

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,559,023)		1,553,792

The accompanying notes are an integral part of the financial statements.

24

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.4%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	$366,451	$364,849
Series 4800, Class TA 4.000% 4/15/42	346,900	356,061
Series 4802, Class EA 4.000% 5/15/42	257,698	264,503
Series 2617, Class Z 5.500% 5/15/33	205,505	222,521
Series 2693, Class Z 5.500% 10/15/33	375,628	404,423
Series 3423, Class PB 5.500% 3/15/38	72,249	78,667
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	198,697	202,302
Series 2007-32, Class Z 5.500% 4/25/37	117,556	127,755
Series 2010-60, Class HJ 5.500% 5/25/40	79,625	84,767
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	98,225	104,318

		2,210,166

Pass-Through Securities — 7.1%
Federal Home Loan Mortgage Corp. Pool #U90432 3.500% 11/01/42	93,978	94,107
Pool #Q41916 3.500% 7/01/46	267,399	267,723
Pool #Q42045 3.500% 7/01/46	103,898	104,024
Pool #Q44275 3.500% 11/01/46	225,206	225,408
Pool #Q44277 3.500% 11/01/46	101,102	101,004
Pool #Q52216 3.500% 11/01/47	633,122	630,229
Pool #V83655 3.500% 12/01/47	1,859,388	1,850,890
Pool #V83763 3.500% 12/01/47	2,248,494	2,238,217
Pool #Q52868 3.500% 12/01/47	958,906	954,524
Pool #V83886 3.500% 1/01/48	3,250,411	3,234,540
Pool #G61307 3.500% 2/01/48	1,432,018	1,425,473
Pool #Q47742 4.000% 4/01/47	184,131	188,994
Pool #Q47730 4.000% 4/01/47	221,912	227,772
Pool #V83764 4.000% 12/01/47	1,935,034	1,975,852
Pool #V83796 4.000% 12/01/47	2,824,766	2,881,482
Pool #Q52834 4.000% 12/01/47	245,280	250,205
Pool #V83962 4.000% 2/01/48	441,246	450,106
Pool #C03537 4.500% 8/01/40	216,217	227,248
Pool #G06057 4.500% 10/01/40	157,025	165,036
Pool #G60485 4.500% 10/01/41	184,254	193,596
Pool #G60172 4.500% 9/01/43	196,225	206,174
Pool #Q48208 4.500% 5/01/47	116,703	121,672

	Principal Amount	Value
Pool #Q48869 4.500% 6/01/47	$852,032	$888,043
Pool #C55867 7.500% 2/01/30	46,124	51,043
Pool #C01079 7.500% 10/01/30	6,413	7,320
Pool #C01135 7.500% 2/01/31	19,939	22,713
Pool #C00470 8.000% 8/01/26	14,197	15,984
Pool #G00924 8.000% 3/01/28	13,834	15,574
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	258,599	262,579
Pool #AV1897 3.500% 12/01/28	41,777	42,420
Pool #AV2325 3.500% 12/01/28	135,706	137,879
Pool #BF0196 3.500% 2/01/41	303,523	305,064
Pool #MA1356 3.500% 2/01/43	1,723,848	1,726,677
Pool #BM3994 3.500% 1/01/44	294,637	295,121
Pool #CA1073 3.500% 1/01/48	3,545,741	3,530,505
Pool #MA3287 3.500% 2/01/48	1,081,570	1,068,473
Pool #725692 1 year CMT + 2.138% 3.530% FRN 10/01/33	43,268	45,185
Pool #888586 1 year CMT + 2.208% 3.646% FRN 10/01/34	77,737	81,775
Pool #BH9008 4.000% 8/01/47	49,337	50,339
Pool #CA0181 4.000% 8/01/47	2,268,412	2,314,489
Pool #BH9011 4.000% 9/01/47	46,369	47,311
Pool #CA0620 4.000% 10/01/47	2,177,952	2,222,191
Pool #BJ0686 4.000% 4/01/48	825,781	842,522
Pool #CA1951 4.000% 7/01/48	750,000	766,582
Pool #CA2039 4.000% 7/01/48	925,000	943,717
Pool #BF0094 4.000% 5/01/56	958,564	980,057
Pool #BF0105 4.000% 6/01/56	244,743	250,230
Pool #AH6787 4.500% 3/01/41	166,543	175,092
Pool #CA1952 4.500% 6/01/48	550,000	573,031
Pool #AD6437 5.000% 6/01/40	88,594	94,913
Pool #AD6996 5.000% 7/01/40	588,621	630,606
Pool #AL8173 5.000% 2/01/44	236,792	253,534
Pool #564594 7.000% 1/01/31	10,092	11,332
Pool #572844 7.000% 4/01/31	22,793	25,980
Pool #253795 7.000% 5/01/31	51,052	57,911
Pool #499386 7.500% 9/01/29	1,327	1,508
Pool #521006 7.500% 12/01/29	619	703
Pool #522769 7.500% 12/01/29	63	72
Pool #252981 7.500% 1/01/30	7,188	8,163
Pool #531196 7.500% 2/01/30	903	1,023
Pool #524317 7.500% 3/01/30	1,039	1,188
Pool #530299 7.500% 3/01/30	248	275
Pool #530520 7.500% 3/01/30	10,907	12,316
Pool #253183 7.500% 4/01/30	3,213	3,647
Pool #253265 7.500% 5/01/30	1,535	1,722
Pool #526380 8.000% 5/01/30	3,407	3,955
Pool #536949 8.000% 5/01/30	1,425	1,655
Pool #535351 8.000% 6/01/30	2,630	3,027
Pool #253481 8.000% 10/01/30	2,043	2,364
Pool #190317 8.000% 8/01/31	823	949
Pool #596656 8.000% 8/01/31	561	583
Pool #602008 8.000% 8/01/31	2,458	2,832

The accompanying notes are an integral part of the financial statements.

25

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #6447 4.000% 4/30/47 (d)	$775,000	$790,137
Pool #15801 4.500% 5/30/47 (d)	750,000	780,938
Government National Mortgage Association Pool #784314 3.500% 5/20/43	158,175	159,571
Pool #783896 3.500% 5/15/44	777,313	784,297
Pool #BF1053 3.500% 12/15/47	295,121	296,205
Pool #BF1120 3.500% 1/15/48	347,322	348,597
Pool #AV1854 3.500% 1/15/48	322,570	323,755
Pool #BF1214 3.500% 2/15/48	298,133	299,227
Pool #BF1245 3.500% 2/15/48	298,136	299,231
Pool #BF1270 4.000% 2/20/48	295,688	303,554
Pool #337539 7.000% 7/15/23	442	473
Pool #363066 7.000% 8/15/23	3,671	3,946
Pool #354674 7.000% 10/15/23	3,450	3,701
Pool #362651 7.000% 10/15/23	3,152	3,258
Pool #352021 7.000% 11/15/23	2,031	2,176
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	71,284	73,878
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	90,900	94,213
Pool #784026 3.500% 12/20/44	213,480	214,731
Pool #BC4641 3.500% 9/20/47	443,755	444,899
Pool #MA4778 3.500% 10/20/47	72,323	72,645
Pool #BC4885 3.500% 11/20/47	663,178	664,888
Pool #BD6940 3.500% 12/20/47	418,149	419,227
Pool #BE4328 3.500% 12/20/47	321,812	322,641
Pool #BD3899 3.500% 1/20/48	858,151	860,363
Pool #BE6487 3.500% 1/20/48	198,483	198,994
Pool #BD6461 3.500% 1/20/48	377,093	378,065
Pool #BF1119 3.500% 1/20/48	563,844	565,298
Pool #BF1269 3.500% 2/20/48	298,157	298,926
Pool #AC2985 4.000% 10/20/47	120,126	123,218
Government National Mortgage Association II TBA Pool #471 3.500% 4/30/47 (d)	1,100,000	1,103,781
Pool #1767 4.000% 4/30/47 (d)	1,775,000	1,818,820

		48,850,103

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $52,141,331)		51,060,269

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Bond 2.500% 5/15/46	1,820,000	1,652,759
3.500% 2/15/39 (h)	990,000	1,077,878

	Principal Amount	Value
U.S. Treasury Note 1.750% 5/15/23	$1,000,000	$955,328

		3,685,965

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,651,851)		3,685,965

TOTAL BONDS & NOTES (Cost $194,877,002)		192,419,697

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,663,830)		1,681,542

TOTAL LONG-TERM INVESTMENTS (Cost $530,921,887)		683,535,626

SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 1.8%
Aviation Capital Group Corp. 2.479% 7/12/18 (b)	1,000,000	999,208
BAT International Finance 2.757% 9/06/18 (b)	1,000,000	995,247
HP, Inc. 2.500% 7/25/18 (b)	1,800,000	1,797,427
Interpublic Group of Cos., Inc. 2.353% 7/03/18 (b)	2,000,000	1,999,504
National Grid USA 2.656% 10/03/18(b)	1,800,000	1,787,674
Suncor Energy, Inc. 2.684% 9/18/18 (b)	1,500,000	1,491,495
Tyco Electronics Group SA 2.312% 7/02/18 (b)	2,000,000	1,999,628
VF Corp. 2.357% 7/25/18 (b)	1,500,000	1,497,569

		12,567,752

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (i)	2,426,485	2,426,485

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	343	343

TOTAL SHORT-TERM INVESTMENTS (Cost $14,993,667)		14,994,580

TOTAL INVESTMENTS — 101.4% (Cost $545,915,554) (j)		698,530,206

Other Assets/(Liabilities) — (1.4)%		(9,844,695)

NET ASSETS — 100.0%		$688,685,511

The accompanying notes are an integral part of the financial statements.

26

MML Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $79,453,240 or 11.54% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $430,000 or 0.06% of net assets.
(f)	Investment was valued using significant unobservable inputs.
(g)	Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $2,210,630 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $2,426,676. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $2,475,514.
(j)	See Note 6 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty*	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	5,300,000	USD	5,300,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$264,959	$222,233	$(42,726)
Credit Suisse International	5,990,000	USD	5,990,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	287,520	279,753	(7,767)

							552,479	501,986	(50,493)

Put
Barclays Bank PLC	10,790,000	USD	10,790,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$539,425	$588,047	$48,622
Credit Suisse International	11,940,000	USD	11,940,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	571,926	591,509	19,583

							1,111,351	1,179,556	68,205

							$1,663,830	$1,681,542	$17,712

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

27

MML Blend Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Bond	9/19/18	77	$11,932,432	$353,881
U.S. Treasury Note 2 Year	9/28/18	92	19,450,371	37,817
U.S. Treasury Note 5 Year	9/28/18	120	13,541,246	92,817

				$484,515

Futures Contracts — Short
U.S. Treasury Long Bond	9/19/18	41	$(5,851,916)	$(93,084)
U.S. Treasury Note Ultra 10 Year	9/19/18	2	(254,947)	(1,522)

				$(94,606)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection ††
OTC Swaps*
Goldman Sachs International	USD	500,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(52,177)	$308	$(51,869)
Goldman Sachs International	USD	430,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(7,369)	(37,238)	(44,607)
Goldman Sachs International	USD	160,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(3,779)	(12,819)	(16,598)

							$(63,325)	$(49,749)	$(113,074)

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

28

MML Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 2.9%
Chemicals — 1.7%
Celanese Corp. Series A	5,400	$599,724
The Chemours Co.	7,300	323,828
Eastman Chemical Co.	93,210	9,317,272
Huntsman Corp.	8,400	245,280
LyondellBasell Industries NV Class A	18,100	1,988,285
PPG Industries, Inc.	9,600	995,808
RPM International, Inc.	4,600	268,272
Westlake Chemical Corp.	4,900	527,387

		14,265,856

Forest Products & Paper — 0.1%
International Paper Co.	15,500	807,240

Iron & Steel — 0.2%
Nucor Corp.	12,400	775,000
Reliance Steel & Aluminum Co.	2,900	253,866
Steel Dynamics, Inc.	9,200	422,740

		1,451,606

Mining — 0.9%
Alcoa Corp. (a)	74,230	3,479,902
Freeport-McMoRan, Inc.	175,000	3,020,500
Newmont Mining Corp.	16,700	629,757

		7,130,159

		23,654,861

Communications — 7.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	15,000	351,600
Omnicom Group, Inc.	7,100	541,517

		893,117

Internet — 0.4%
Alphabet, Inc. Class A (a)	2,260	2,551,969
CDW Corp.	6,000	484,740

		3,036,709

Media — 1.7%
CBS Corp. Class B (Non-Voting)	50,010	2,811,562
News Corp. Class A	15,000	232,500
Viacom, Inc. Class B	9,530	287,425
The Walt Disney Co.	100,540	10,537,598

		13,869,085

Telecommunications — 4.8%
ARRIS International PLC (a)	6,800	166,226
AT&T, Inc.	352,887	11,331,202
Cisco Systems, Inc.	451,170	19,413,845
Juniper Networks, Inc.	10,900	298,878

	Number of Shares	Value
Motorola Solutions, Inc.	6,400	$744,768
Verizon Communications, Inc.	159,200	8,009,352

		39,964,271

		57,763,182

Consumer, Cyclical — 8.9%
Airlines — 0.4%
Delta Air Lines, Inc.	27,700	1,372,258
JetBlue Airways Corp. (a)	11,300	214,474
Southwest Airlines Co.	23,100	1,175,328
United Continental Holdings, Inc. (a)	8,600	599,678

		3,361,738

Apparel — 0.1%
Carter’s, Inc.	1,700	184,263
Michael Kors Holdings Ltd. (a)	4,400	293,040
PVH Corp.	3,100	464,132

		941,435

Auto Manufacturers — 1.6%
Ford Motor Co.	152,400	1,687,068
General Motors Co.	261,080	10,286,552
PACCAR, Inc.	13,800	855,048

		12,828,668

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	5,600	226,744
Aptiv PLC	10,000	916,300
BorgWarner, Inc.	78,650	3,394,534
Lear Corp.	2,700	501,687

		5,039,265

Distribution & Wholesale — 0.1%
LKQ Corp. (a)	9,200	293,480

Entertainment — 0.0%
The Madison Square Garden Co. Class A (a)	900	279,171

Home Builders — 0.4%
D.R. Horton, Inc.	11,800	483,800
Lennar Corp. Class A	38,480	2,020,200
NVR, Inc. (a)	100	297,035
PulteGroup, Inc.	11,500	330,625
Toll Brothers, Inc.	6,600	244,134

		3,375,794

Home Furnishing — 0.0%
Leggett & Platt, Inc.	4,100	183,024

Leisure Time — 0.3%
Brunswick Corp.	3,600	232,128
Carnival Corp.	21,000	1,203,510
Norwegian Cruise Line Holdings Ltd. (a)	8,400	396,900
Royal Caribbean Cruises Ltd.	8,400	870,240

		2,702,778

The accompanying notes are an integral part of the financial statements.

29

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.6%
Hyatt Hotels Corp. Class A	1,500	$115,725
Las Vegas Sands Corp.	61,890	4,725,921

		4,841,646

Retail — 4.7%
AutoZone, Inc. (a)	1,100	738,023
Best Buy Co., Inc.	11,400	850,212
CarMax, Inc. (a)	7,200	524,664
Darden Restaurants, Inc.	3,800	406,828
Dollar General Corp.	9,500	936,700
Dollar Tree, Inc. (a)	7,400	629,000
Foot Locker, Inc.	3,700	194,805
The Gap, Inc.	15,200	492,328
Genuine Parts Co.	4,600	422,234
Kohl’s Corp.	6,200	451,980
Lowe’s Cos., Inc.	57,410	5,486,674
Macy’s, Inc.	9,100	340,613
McDonald’s Corp.	30,500	4,779,045
Nordstrom, Inc.	6,600	341,748
Target Corp.	129,850	9,884,182
Walmart, Inc.	144,430	12,370,429

		38,849,465

Textiles — 0.1%
Mohawk Industries, Inc. (a)	3,000	642,810

		73,339,274

Consumer, Non-cyclical — 19.0%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	22,000	1,008,260
Bunge Ltd.	4,400	306,724
Philip Morris International, Inc.	69,890	5,642,918

		6,957,902

Beverages — 1.8%
The Coca-Cola Co.	216,620	9,500,953
Coca-Cola European Partners PLC	128,890	5,238,090

		14,739,043

Biotechnology — 2.1%
Amgen, Inc.	39,910	7,366,987
Biogen, Inc. (a)	8,300	2,408,992
Gilead Sciences, Inc.	104,220	7,382,945

		17,158,924

Commercial Services — 0.1%
AMERCO	800	284,920
United Rentals, Inc. (a)	3,500	516,670
The Western Union Co.	18,100	367,973

		1,169,563

Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	35,670	2,784,400

Foods — 0.7%
Conagra Brands, Inc.	12,000	428,760

	Number of Shares	Value
General Mills, Inc.	33,480	$1,481,825
Ingredion, Inc.	2,600	287,820
The J.M. Smucker Co.	4,600	494,408
Kellogg Co.	8,700	607,869
The Kroger Co.	27,700	788,065
Mondelez International, Inc. Class A	37,950	1,555,950

		5,644,697

Health Care – Products — 2.8%
Abbott Laboratories	73,450	4,479,716
Boston Scientific Corp. (a)	148,550	4,857,585
Danaher Corp.	62,278	6,145,593
Thermo Fisher Scientific, Inc.	25,010	5,180,571
Zimmer Biomet Holdings, Inc.	22,420	2,498,485

		23,161,950

Health Care – Services — 3.3%
Aetna, Inc.	12,000	2,202,000
Anthem, Inc.	9,900	2,356,497
Cigna Corp.	9,400	1,597,530
DaVita, Inc. (a)	7,500	520,800
HCA Healthcare, Inc.	13,700	1,405,620
Laboratory Corp. of America Holdings (a)	4,200	754,026
Quest Diagnostics, Inc.	5,100	560,694
UnitedHealth Group, Inc.	71,520	17,546,717

		26,943,884

Pharmaceuticals — 7.1%
AbbVie, Inc.	49,700	4,604,705
AmerisourceBergen Corp.	6,000	511,620
Bristol-Myers Squibb Co.	48,600	2,689,524
Express Scripts Holding Co. (a)	22,200	1,714,062
Johnson & Johnson	98,100	11,903,454
McKesson Corp.	7,600	1,013,840
Merck & Co., Inc.	205,440	12,470,208
Mylan NV (a)	151,170	5,463,284
Perrigo Co. PLC	5,600	408,296
Pfizer, Inc.	477,360	17,318,620

		58,097,613

		156,657,976

Energy — 11.4%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	3,300	173,778

Oil & Gas — 9.6%
Antero Resources Corp. (a)	9,900	211,365
Apache Corp.	2,200	102,850
Chevron Corp.	203,222	25,693,357
Concho Resources, Inc. (a)	12,010	1,661,584
ConocoPhillips	175,261	12,201,671
Devon Energy Corp.	15,700	690,172
Energen Corp. (a)	3,900	283,998
Exxon Mobil Corp.	114,700	9,489,131

The accompanying notes are an integral part of the financial statements.

30

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Helmerich & Payne, Inc.	4,400	$280,544
Hess Corp.	12,300	822,747
HollyFrontier Corp.	6,500	444,795
Marathon Oil Corp.	33,300	694,638
Marathon Petroleum Corp.	19,600	1,375,136
Murphy Oil Corp.	5,600	189,112
Newfield Exploration Co. (a)	6,300	190,575
Phillips 66	60,059	6,745,226
Suncor Energy, Inc.	404,420	16,451,806
Valero Energy Corp.	16,800	1,861,944

		79,390,651

Oil & Gas Services — 1.3%
Halliburton Co.	55,757	2,512,410
National Oilwell Varco, Inc.	14,900	646,660
Weatherford International PLC (a) (b)	2,224,800	7,319,592

		10,478,662

Pipelines — 0.5%
Enbridge, Inc. (b)	106,387	3,796,952

		93,840,043

Financial — 27.6%
Banks — 17.7%
Bank of America Corp.	787,460	22,198,497
The Bank of New York Mellon Corp.	39,800	2,146,414
BB&T Corp.	30,500	1,538,420
BOK Financial Corp.	2,700	253,827
Capital One Financial Corp.	17,900	1,645,010
CIT Group, Inc.	77,320	3,897,701
Citigroup, Inc.	278,790	18,656,627
Citizens Financial Group, Inc.	19,100	742,990
Comerica, Inc.	5,700	518,244
Commerce Bancshares, Inc.	4,100	265,311
Cullen/Frost Bankers, Inc.	2,600	281,424
East West Bancorp, Inc.	5,800	378,160
Fifth Third Bancorp	27,600	792,120
The Goldman Sachs Group, Inc.	51,960	11,460,817
Huntington Bancshares, Inc.	42,100	621,396
JP Morgan Chase & Co.	358,810	37,388,002
KeyCorp	388,640	7,594,026
M&T Bank Corp.	6,000	1,020,900
Morgan Stanley	70,800	3,355,920
Northern Trust Corp.	7,700	792,253
The PNC Financial Services Group, Inc.	18,600	2,512,860
Prosperity Bancshares, Inc.	2,800	191,408
Regions Financial Corp.	44,500	791,210
State Street Corp.	14,400	1,340,496
SunTrust Banks, Inc.	18,400	1,214,768
Synovus Financial Corp.	4,800	253,584
Umpqua Holdings Corp.	6,500	146,835
US Bancorp	64,800	3,241,296
Webster Financial Corp.	3,700	235,690

	Number of Shares	Value
Wells Fargo & Co.	191,000	$10,589,040
Western Alliance Bancorp (a)	3,500	198,135
Zions Bancorp	178,880	9,425,187

		145,688,568

Diversified Financial Services — 3.9%
Alliance Data Systems Corp.	2,200	513,040
Ally Financial, Inc.	16,900	443,963
American Express Co.	34,100	3,341,800
Ameriprise Financial, Inc.	35,510	4,967,139
BlackRock, Inc.	14,570	7,271,013
Credit Acceptance Corp. (a)	600	212,040
Discover Financial Services	14,900	1,049,109
E*TRADE Financial Corp. (a)	9,700	593,252
FNF Group	8,700	327,294
Lazard Ltd. Class A	5,200	254,332
Nasdaq, Inc.	112,000	10,222,240
Raymond James Financial, Inc.	5,100	455,685
Santander Consumer USA Holdings, Inc.	14,100	269,169
Synchrony Financial	29,800	994,724
T. Rowe Price Group, Inc.	8,900	1,033,201

		31,948,001

Insurance — 3.9%
Aflac, Inc.	30,500	1,312,110
Alleghany Corp.	700	402,479
The Allstate Corp.	14,400	1,314,288
American Financial Group, Inc.	6,500	697,645
American International Group, Inc.	46,000	2,438,920
Aon PLC	32,880	4,510,149
Athene Holding Ltd. Class A (a)	2,100	92,064
Chubb Ltd.	18,300	2,324,466
Cincinnati Financial Corp.	6,500	434,590
Everest Re Group Ltd.	1,300	299,624
The Hartford Financial Services Group, Inc.	145,890	7,459,356
Lincoln National Corp.	8,500	529,125
Loews Corp.	12,900	622,812
Markel Corp. (a)	600	650,610
MetLife, Inc.	41,300	1,800,680
Principal Financial Group, Inc.	4,300	227,685
Prudential Financial, Inc.	16,500	1,542,915
Reinsurance Group of America, Inc.	2,600	347,048
RenaissanceRe Holdings Ltd.	1,200	144,384
Torchmark Corp.	10,800	879,228
The Travelers Cos., Inc.	24,500	2,997,330
Voya Financial, Inc.	7,300	343,100
W.R. Berkley Corp.	4,900	354,809

		31,725,417

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,900	90,706
Jones Lang LaSalle, Inc.	1,800	298,782

		389,488

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.0%
Crown Castle International Corp.	44,550	$4,803,381
Digital Realty Trust, Inc.	28,540	3,184,493
Prologis, Inc.	103,650	6,808,769
Public Storage	8,600	1,950,996

		16,747,639

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	19,100	210,864

		226,709,977

Industrial — 8.8%
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	13,571	4,009,280
Spirit AeroSystems Holdings, Inc. Class A	4,800	412,368
United Technologies Corp.	29,600	3,700,888

		8,122,536

Building Materials — 0.1%
Masco Corp.	9,300	348,006
Owens Corning	4,600	291,502

		639,508

Electrical Components & Equipment — 0.0%
Hubbell, Inc.	1,700	179,758

Electronics — 1.3%
Arrow Electronics, Inc. (a)	3,600	271,008
Corning, Inc.	45,900	1,262,709
Garmin Ltd.	7,400	451,400
Gentex Corp.	10,600	244,012
Honeywell International, Inc.	28,200	4,062,210
TE Connectivity Ltd.	44,360	3,995,062

		10,286,401

Engineering & Construction — 0.2%
Fluor Corp.	40,010	1,951,688

Environmental Controls — 0.4%
Waste Management, Inc.	45,330	3,687,142

Hand & Machine Tools — 0.0%
Snap-on, Inc.	2,300	369,656

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	33,590	4,557,155
Oshkosh Corp.	3,000	210,960

		4,768,115

Machinery – Diversified — 0.5%
Cummins, Inc.	2,370	315,210
Deere & Co.	23,180	3,240,564
Pentair PLC	5,800	244,064

		3,799,838

Miscellaneous – Manufacturing — 1.6%
Carlisle Cos., Inc.	2,500	270,775

	Number of Shares	Value
Dover Corp.	4,900	$358,680
Eaton Corp. PLC	17,300	1,293,002
General Electric Co.	211,060	2,872,527
Ingersoll-Rand PLC	9,700	870,381
Parker-Hannifin Corp.	46,133	7,189,828
Trinity Industries, Inc.	5,600	191,856

		13,047,049

Packaging & Containers — 0.7%
Packaging Corp. of America	3,500	391,265
Sonoco Products Co.	3,900	204,750
WestRock Co.	87,740	5,002,935

		5,598,950

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,400	303,506

Transportation — 2.4%
FedEx Corp.	21,360	4,850,001
Kansas City Southern	33,560	3,556,018
Norfolk Southern Corp.	7,400	1,116,438
United Parcel Service, Inc. Class B	27,000	2,868,210
XPO Logistics, Inc. (a)	70,000	7,012,600

		19,403,267

		72,157,414

Technology — 8.5%
Computers — 2.8%
Apple, Inc.	66,830	12,370,901
Hewlett Packard Enterprise Co.	47,400	692,514
HP, Inc.	194,780	4,419,558
International Business Machines Corp.	36,300	5,071,110

		22,554,083

Office & Business Equipment — 0.2%
Zebra Technologies Corp. Class A (a)	13,710	1,963,958

Semiconductors — 2.9%
Applied Materials, Inc.	36,300	1,676,697
Intel Corp.	182,600	9,077,046
KLA-Tencor Corp.	6,300	645,939
Lam Research Corp.	6,400	1,106,240
Marvell Technology Group Ltd.	249,510	5,349,494
Qorvo, Inc. (a)	5,000	400,850
Skyworks Solutions, Inc.	5,700	550,905
Teradyne, Inc.	7,700	293,139
Texas Instruments, Inc.	43,980	4,848,795

		23,949,105

Software — 2.6%
CA, Inc.	16,300	581,095
Microsoft Corp.	91,880	9,060,287
Oracle Corp.	147,900	6,516,474
Synopsys, Inc. (a)	63,730	5,453,376

		21,611,232

		70,078,378

The accompanying notes are an integral part of the financial statements.

32

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.8%
Electric — 3.8%
AES Corp.	20,900	$280,269
Ameren Corp.	9,400	571,990
American Electric Power Co., Inc.	18,600	1,288,050
DTE Energy Co.	7,200	746,136
Duke Energy Corp.	21,900	1,731,852
Edison International	105,330	6,664,229
Entergy Corp.	97,000	7,836,630
Eversource Energy	11,500	674,015
NextEra Energy, Inc.	47,485	7,931,420
OGE Energy Corp.	6,300	221,823
Pinnacle West Capital Corp.	4,600	370,576
Public Service Enterprise Group, Inc.	19,800	1,071,972
WEC Energy Group, Inc.	12,300	795,195
Xcel Energy, Inc.	17,000	776,560

		30,960,717

Gas — 0.0%
UGI Corp.	3,250	169,227

		31,129,944

TOTAL COMMON STOCK (Cost $674,662,540)		805,331,049

TOTAL EQUITIES (Cost $674,662,540)		805,331,049

MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
iShares Russell 1000 Value Index Fund (b)	40,800	4,952,304
State Street Navigator Securities Lending Prime Portfolio (c)	8,658,596	8,658,596

		13,610,900

TOTAL MUTUAL FUNDS (Cost $13,608,396)		13,610,900

TOTAL LONG-TERM INVESTMENTS (Cost $688,270,936)		818,941,949

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (d)	$12,995,435	$12,995,435

TOTAL SHORT-TERM INVESTMENTS (Cost $12,995,435)		12,995,435

TOTAL INVESTMENTS — 101.2% (Cost $701,266,371) (e)		831,937,384

Other Assets/(Liabilities) — (1.2)%		(9,615,426)

NET ASSETS — 100.0%		$822,321,958

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $8,176,268 or 0.99% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $12,996,453. Collateralized by U.S. Government Agency obligations with rates ranging from 2.250% – 2.750%, maturity dates ranging from 1/31/24 – 2/15/24, and an aggregate market value, including accrued interest, of $13,263,855.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

33

MML Managed Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN	95,000	$2,470,950

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,470,950

TOTAL EQUITIES (Cost $2,375,000)		2,470,950

	Principal Amount
BONDS & NOTES — 97.5%

CORPORATE DEBT — 37.2%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,205,000	1,261,346

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	350,000	409,566

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,050,000	958,361
3.500% 11/24/20	955,000	954,440
Reynolds American, Inc. 5.850% 8/15/45	760,000	829,687

		2,742,488

Airlines — 1.0%
American Airlines Group, Inc. 5.500% 10/01/19 (a)	8,351,000	8,434,510
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	191,813	191,813
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,688,967	1,681,704
United Airlines Pass-Through Trust, Series 2018-1, Class B 4.600% 9/01/27	565,000	567,804
WestJet Airlines Ltd. 3.500% 6/16/21 (a)	735,000	727,453

		11,603,284

Auto Manufacturers — 0.9%
Ford Motor Co. 5.291% 12/08/46	530,000	491,168
Ford Motor Credit Co. LLC 4.140% 2/15/23	2,760,000	2,759,080
4.375% 8/06/23	340,000	341,796

	Principal Amount	Value
General Motors Co. 4.200% 10/01/27	$1,315,000	$1,259,622
5.150% 4/01/38	800,000	761,376
General Motors Financial Co., Inc. 3.500% 11/07/24	3,200,000	3,047,032
4.150% 6/19/23	1,410,000	1,409,661
Hyundai Capital America 2.875% 8/09/18(a)	800,000	799,883

		10,869,618

Auto Parts & Equipment — 0.1%
Lear Corp. 5.375% 3/15/24	535,000	554,934

Banks — 4.4%
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,006,396
Banco Santander SA 4.250% 4/11/27	1,800,000	1,710,918
Bank of America Corp. 4.183% 11/25/27	2,515,000	2,449,353
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,117,082
6.110% 1/29/37	1,550,000	1,780,478
7.750% 5/14/38	400,000	541,670
Bank of Montreal 3.803% VRN 12/15/32 (b)	1,505,000	1,394,096
The Bank of Nova Scotia 4.500% 12/16/25	1,295,000	1,291,209
4.650% VRN 12/31/99 (b)	2,575,000	2,330,375
Barclays PLC 3.710% FRN 5/16/24 (b)	2,085,000	2,067,799
4.337% 1/10/28	1,720,000	1,633,623
Citigroup, Inc. 4.125% 7/25/28	2,975,000	2,848,231
Credit Suisse Group AG 3.869% VRN 1/12/29 (a) (b)	910,000	855,699
4.207% VRN 6/12/24 (a) (b)	1,650,000	1,651,201
4.282% 1/09/28 (a)	1,325,000	1,288,889
Deutsche Bank AG 3.150% 1/22/21	1,805,000	1,746,833
First Republic Bank 4.375% 8/01/46	4,360,000	4,171,134
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,535,986
The Goldman Sachs Group, Inc. 3.814% VRN 4/23/29 (b)	1,560,000	1,483,775
5.950% 1/15/27	1,410,000	1,527,396
6.125% 2/15/33	335,000	383,070
6.750% 10/01/37	1,145,000	1,358,934
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,218,750
4.583% VRN 6/19/29 (b)	1,535,000	1,550,402

The accompanying notes are an integral part of the financial statements.

34

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 3.625% 12/01/27	$1,235,000	$1,161,130
5.600% 7/15/41	1,125,000	1,268,677
Morgan Stanley 4.350% 9/08/26	2,425,000	2,391,905
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	3,010,000	2,982,669
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,597,793
Wells Fargo & Co. 5.375% 11/02/43	909,000	949,197
5.606% 1/15/44	665,000	715,438

		52,010,108

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	3,825,000	3,933,547
Molson Coors Brewing Co. 4.200% 7/15/46	1,724,000	1,547,822
5.000% 5/01/42	360,000	365,079

		5,846,448

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	475,000	505,057
Celgene Corp. 3.450% 11/15/27	1,900,000	1,747,020
4.350% 11/15/47	1,230,000	1,083,210

		3,335,287

Building Materials — 0.6%
CRH America Finance, Inc. 3.950% 4/04/28 (a)	1,950,000	1,882,571
Standard Industries, Inc. 5.000% 2/15/27 (a)	3,037,000	2,816,817
5.375% 11/15/24 (a)	1,636,000	1,615,550
5.500% 2/15/23 (a)	1,238,000	1,250,380

		7,565,318

Chemicals — 1.0%
Ashland, Inc. 6.875% 5/15/43	302,000	306,530
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,160,000	1,199,340
Monsanto Co. 4.400% 7/15/44	650,000	602,223
The Mosaic Co. 4.050% 11/15/27	1,805,000	1,724,931
RPM International, Inc. 3.750% 3/15/27	725,000	691,130
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	668,090
Syngenta Finance NV 3.698% 4/24/20 (a)	1,870,000	1,863,210
4.441% 4/24/23 (a)	2,315,000	2,302,040

	Principal Amount	Value
Yara International ASA 4.750% 6/01/28 (a)	$2,100,000	$2,111,090

		11,468,584

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	4,613,000	4,774,455
ERAC USA Finance LLC 6.700% 6/01/34 (a)	125,000	150,100

		4,924,555

Computers — 0.6%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	487,000	511,541
DXC Technology Co. 7.450% 10/15/29	300,000	363,774
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,707,487

		6,582,802

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,405,000	2,311,642
3.875% 1/23/28	4,660,000	4,292,295
4.500% 5/15/21	1,810,000	1,844,165
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,016,211
Aircastle Ltd. 5.000% 4/01/23	1,750,000	1,756,563
Ally Financial, Inc. 3.250% 11/05/18	3,060,000	3,060,000
4.750% 9/10/18	2,165,000	2,169,059
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,080,000	1,969,473
Discover Financial Services 4.100% 2/09/27	1,750,000	1,678,570
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	1,035,000	1,002,687
Genpact Luxembourg Sarl 3.700% 4/01/22 (a)	2,400,000	2,344,572
High Street Funding Trust I 4.111% 2/15/28 (a)	6,150,000	6,037,024
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,174,035
4.250% 11/14/20	3,014,000	3,073,002
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,243,381
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (a)	1,150,000	1,140,015

		37,112,694

The accompanying notes are an integral part of the financial statements.

35

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 2.1%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	$945,000	$896,187
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,087,799
EDP Finance BV 3.625% 7/15/24 (a)	2,665,000	2,551,690
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,015,981
Florida Power & Light Co. 4.950% 6/01/35	630,000	700,328
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	820,000	726,192
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,160,000	4,142,029
3.700% 9/01/24	1,060,000	1,027,839
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	2,450,000	2,356,062
7.250% 1/15/19 (a)	417,000	425,027
Nevada Power Co., Series N 6.650% 4/01/36	550,000	717,113
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	702,827
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	567,614
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	1,860,000	1,880,526
Progress Energy, Inc. 7.000% 10/30/31	485,000	618,771
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,692,026
Tri-State Pass-Through Trust, Series 2003, Class B 7.144% 7/31/33 (a)	480,000	552,879
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	803,497
Xcel Energy, Inc. 6.500% 7/01/36	1,435,000	1,840,556

		24,304,943

Electronics — 0.3%
Arrow Electronics, Inc. 3.250% 9/08/24	965,000	902,093
3.875% 1/12/28	985,000	923,041
Ingram Micro, Inc. 5.450% STEP 12/15/24	1,288,000	1,275,062
Tyco Electronics Group SA 7.125% 10/01/37	335,000	450,923

		3,551,119

	Principal Amount	Value
Engineering & Construction — 0.4%
SBA Tower Trust 3.156% 10/10/45 (a)	$1,200,000	$1,190,334
2.877% 7/10/46 (a)	1,200,000	1,165,638
3.168% 4/09/47 (a)	1,930,000	1,888,267

		4,244,239

Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	1,915,000	1,724,503

Gas — 0.3%
NiSource, Inc. 5.800% 2/01/42	950,000	1,092,861
Spire, Inc. 4.700% 8/15/44	1,840,000	1,888,142

		2,981,003

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	799,757

Health Care – Products — 0.4%
Abbott Laboratories 4.900% 11/30/46	755,000	812,779
Becton Dickinson & Co. 3.363% 6/06/24	1,625,000	1,560,950
3.700% 6/06/27	1,705,000	1,613,957
4.685% 12/15/44	825,000	799,654

		4,787,340

Health Care – Services — 0.2%
Humana, Inc. 3.950% 3/15/27	1,660,000	1,632,393
4.800% 3/15/47	830,000	852,663

		2,485,056

Home Builders — 0.4%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,411,188
4.750% 5/30/25	1,230,000	1,190,025

		4,601,213

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	520,000	482,494

Insurance — 2.7%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	3,410,000	3,503,775
American International Group, Inc. 4.200% 4/01/28	1,525,000	1,492,015
4.500% 7/16/44	1,175,000	1,094,199
4.750% 4/01/48	505,000	486,754
5.750% VRN 4/01/48 (b)	1,210,000	1,191,850

The accompanying notes are an integral part of the financial statements.

36

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AmTrust Financial Services, Inc. 6.125% 8/15/23	$3,030,000	$2,949,947
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,099,491
Athene Holding Ltd. 4.125% 1/12/28	4,722,000	4,354,440
AXIS Specialty Finance PLC 4.000% 12/06/27	2,500,000	2,358,823
CNA Financial Corp. 3.450% 8/15/27	1,115,000	1,036,886
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,599,998
5.250% 5/30/25	2,321,000	2,303,593
Enstar Group Ltd. 4.500% 3/10/22	920,000	917,062
Trinity Acquisition PLC 4.400% 3/15/26	445,000	440,636
USF&G Capital I 8.500% 12/15/45 (a)	885,000	1,226,147
Voya Financial, Inc. 4.700% VRN 1/23/48 (a) (b)	1,080,000	961,200
Willis North America, Inc. 7.000% 9/29/19	566,000	590,665
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,781,673
XLIT Ltd. 4.450% 3/31/25	1,800,000	1,770,989

		31,160,143

Internet — 0.4%
Amazon.com, Inc. 4.050% 8/22/47	1,840,000	1,802,473
Expedia Group, Inc. 7.456% 8/15/18	2,550,000	2,562,367

		4,364,840

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	3,100,000	2,954,768
3.875% 1/15/20	3,090,000	3,100,100
FS Investment Corp. 4.000% 7/15/19	3,095,000	3,097,963
TCP Capital Corp. 4.125% 8/11/22	2,870,000	2,739,532

		11,892,363

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,219,125
5.250% STEP 8/05/20	2,034,000	2,100,105
6.250% STEP 2/25/22	1,201,000	1,277,552
Vale Overseas Ltd. 5.875% 6/10/21	2,825,000	2,983,906
6.875% 11/21/36	630,000	707,301

		9,287,989

	Principal Amount	Value
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.875% 10/15/21	$3,280,000	$3,263,600

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,275,000	1,192,922
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,560,000	1,558,019
4.464% 7/23/22	1,580,000	1,599,413
6.484% 10/23/45	1,285,000	1,354,435
Comcast Corp. 3.400% 7/15/46	645,000	523,044
6.950% 8/15/37	515,000	646,458
Discovery Communications LLC 3.950% 3/20/28	1,550,000	1,467,875
5.000% 9/20/37	995,000	958,037
Grupo Televisa SAB 6.625% 3/18/25	1,075,000	1,195,961
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,050,092
8.250% 4/01/19	75,000	77,793
8.750% 2/14/19	325,000	335,844
Warner Media LLC 6.250% 3/29/41	210,000	228,336

		12,188,229

Mining — 0.7%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	894,000	894,036
Glencore Funding LLC 3.875% 10/27/27 (a)	975,000	900,968
4.625% 4/29/24 (a)	2,365,000	2,377,807
Kinross Gold Corp. 4.500% 7/15/27 (a)	1,020,000	935,850
5.125% 9/01/21	3,495,000	3,585,695

		8,694,356

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 6.875% 1/10/39	298,000	377,371
4.125% 10/09/42	1,430,000	1,328,118

		1,705,489

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.625% STEP 9/15/20	845,000	823,875
3.625% STEP 10/01/21	3,005,000	2,824,850

		3,648,725

Oil & Gas — 2.2%
Andeavor 4.500% 4/01/48	510,000	464,779

The accompanying notes are an integral part of the financial statements.

37

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Antero Resources Corp. 5.375% 11/01/21	$3,409,000	$3,451,612
Cenovus Energy, Inc. 3.000% 8/15/22	1,275,000	1,221,289
4.250% 4/15/27	1,875,000	1,805,989
6.750% 11/15/39	550,000	603,988
Continental Resources, Inc. 4.375% 1/15/28	1,573,000	1,563,781
4.500% 4/15/23	1,525,000	1,547,544
Encana Corp. 6.500% 2/01/38	545,000	640,149
EQT Corp. 3.900% 10/01/27	4,085,000	3,809,555
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	935,000	965,398
Marathon Petroleum Corp. 6.500% 3/01/41	1,120,000	1,304,295
Nabors Industries, Inc. 5.500% 1/15/23	1,415,000	1,361,938
Newfield Exploration Co. 5.750% 1/30/22	1,200,000	1,249,500
Patterson-UTI Energy, Inc. 3.950% 2/01/28 (a)	430,000	402,192
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,175,000	1,216,125
Petroleos Mexicanos 3.500% 1/30/23	675,000	639,002
4.625% 9/21/23	575,000	566,950
5.350% 2/12/28 (a)	1,165,000	1,103,022
5.500% 1/21/21	1,190,000	1,225,093
6.375% 1/23/45	595,000	547,995
6.500% 3/13/27	585,000	599,871
6.625% 6/15/35	140,000	136,850

		26,426,917

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,451,000	1,223,954

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,105,000	2,947,720
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,296,930

		4,244,650

Pharmaceuticals — 1.7%
AbbVie, Inc. 4.700% 5/14/45	1,060,000	1,048,522
Allergan Funding SCS 4.750% 3/15/45	1,270,000	1,222,535
Bayer US Finance II LLC 4.250% 12/15/25 (a)	1,185,000	1,191,341
4.625% 6/25/38 (a)	1,200,000	1,189,641

	Principal Amount	Value
CVS Health Corp. 4.300% 3/25/28	$1,028,000	$1,014,028
5.050% 3/25/48	1,455,000	1,480,748
6.125% 9/15/39	560,000	636,737
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,158,014	1,245,601
7.507% 1/10/32 (a)	1,019,007	1,194,610
Express Scripts Holding Co. 4.500% 2/25/26	1,180,000	1,171,446
4.800% 7/15/46	1,180,000	1,122,094
McKesson Corp. 6.000% 3/01/41	550,000	641,068
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,085,000	1,020,762
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,300,000	1,253,113
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	625,000	610,143
2.200% 7/21/21	4,043,000	3,750,033
4.100% 10/01/46	460,000	328,787

		20,121,209

Pipelines — 2.9%
Andeavor Logistics LP 6.875% VRN 12/31/99 (b)	1,775,000	1,757,250
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	450,000	439,685
6.250% 10/15/22	652,000	675,387
Energy Transfer Equity LP 5.875% 1/15/24	369,000	378,225
7.500% 10/15/20	672,000	716,520
Energy Transfer Partners LP 4.200% 4/15/27	1,085,000	1,022,399
6.125% 12/15/45	800,000	799,544
6.250% VRN 12/31/99 (b)	2,370,000	2,195,212
EnLink Midstream Partners LP 4.150% 6/01/25	2,075,000	1,917,741
4.850% 7/15/26	951,000	901,129
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (b)	1,205,000	1,098,462
EQT Midstream Partners LP 4.750% 7/15/23	2,925,000	2,920,287
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	403,491
6.500% 2/01/37	150,000	161,936
6.550% 9/15/40	500,000	548,728
6.950% 1/15/38	175,000	199,452
MPLX LP 4.500% 4/15/38	1,195,000	1,103,759
4.875% 6/01/25	2,418,000	2,486,117
5.200% 3/01/47	245,000	243,438
5.500% 2/15/23	912,000	929,237

The accompanying notes are an integral part of the financial statements.

38

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Phillips 66 Partners LP 3.750% 3/01/28	$830,000	$775,713
4.680% 2/15/45	178,000	166,855
Plains All American Pipeline LP 6.125% VRN 12/31/99 (b)	2,345,000	2,221,887
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	1,195,000	1,171,388
4.500% 12/15/26	1,360,000	1,331,264
4.700% 6/15/44	675,000	593,062
Sabine Pass Liquefaction LLC 4.200% 3/15/28	1,585,000	1,534,453
Series WI 5.750% 5/15/24	1,375,000	1,466,651
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,375,000	1,285,219
5.300% 4/01/44	525,000	475,881
Western Gas Partners LP 4.000% 7/01/22	2,044,000	2,020,059
4.500% 3/01/28	655,000	630,343

		34,570,774

Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,905,760

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 4.400% 2/15/26	860,000	853,841
American Tower Trust #1 3.652% 3/23/48 (a)	1,910,000	1,882,562
Crown Castle International Corp. 3.200% 9/01/24	1,605,000	1,514,749
4.000% 3/01/27	790,000	760,503
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,188,972
Host Hotels & Resorts LP 3.875% 4/01/24	1,675,000	1,632,988
Kimco Realty Corp. 3.300% 2/01/25	960,000	909,521
Mid-America Apartments LP 3.600% 6/01/27	1,115,000	1,068,664
UDR, Inc. 3.500% 7/01/27	1,435,000	1,360,244
Weingarten Realty Investors 3.250% 8/15/26	535,000	492,973

		11,665,017

Retail — 0.6%
Dollar Tree, Inc. 4.200% 5/15/28	1,915,000	1,848,491
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	2,620,000	2,464,372

	Principal Amount	Value
The Home Depot, Inc. 5.950% 4/01/41	$600,000	$740,904
QVC, Inc. 3.125% 4/01/19	960,000	958,886
5.125% 7/02/22	545,000	558,288

		6,570,941

Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	1,610,000	1,609,753
Microchip Technology, Inc. 3.922% 6/01/21 (a)	985,000	986,636

		2,596,389

Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,218,573

Telecommunications — 1.7%
AT&T, Inc. 3.800% 3/01/24	1,230,000	1,206,279
4.750% 5/15/46	1,280,000	1,143,395
5.250% 3/01/37	648,000	637,343
CenturyLink, Inc. 6.150% 9/15/19	560,000	571,200
Cisco Systems, Inc. 5.500% 1/15/40	345,000	410,260
Crown Castle Towers LLC 3.222% 5/15/42 (a)	1,700,000	1,667,955
4.241% 7/15/48 (a) (c)	1,750,000	1,759,552
Embarq Corp. 7.995% 6/01/36	145,000	136,844
Ericsson LM 4.125% 5/15/22	3,075,000	3,029,147
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,125,000	1,151,381
Sprint Communications, Inc. 9.250% 4/15/22	2,550,000	2,868,750
Telecom Italia SpA 5.303% 5/30/24 (a)	605,000	596,681
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,033,579
Turk Telekomunikasyon AS 3.750% 6/19/19 (a)	240,000	237,006
Verizon Communications, Inc. 4.862% 8/21/46	2,228,000	2,129,014
6.550% 9/15/43	885,000	1,047,691

		19,626,077

Transportation — 0.2%
Asciano Finance Ltd. 4.625% 9/23/20 (a)	610,000	618,324
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,050,000	1,093,313

The accompanying notes are an integral part of the financial statements.

39

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Burlington Northern Santa Fe LLC 6.150% 5/01/37	$720,000	$887,195

		2,598,832

Trucking & Leasing — 0.8%
DAE Funding LLC 4.000% 8/01/20 (a)	1,049,000	1,037,199
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,472,190
5.250% 8/15/22 (a)	4,440,000	4,395,644
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.900% 2/01/24 (a)	2,980,000	2,947,426

		9,852,459

TOTAL CORPORATE DEBT (Cost $445,166,539)		437,075,985

MUNICIPAL OBLIGATIONS — 0.7%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,269,120
New York City Water & Sewer System 5.882% 6/15/44	105,000	136,649
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,827,846
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.530% FRN 12/01/31 (b)	600,000	595,566
State of California BAB 7.550% 4/01/39	120,000	176,957
7.600% 11/01/40	1,115,000	1,676,927

		8,683,065

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,277,809)		8,683,065

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.4%
Automobile ABS — 1.8%
CPS Auto Receivables Trust, Series 2016-C, Class A 1.620% 1/15/20 (a)	54,325	54,303
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (a)	2,990,000	2,938,554
Hertz Vehicle Financing II LP
Series 2018-1A, Class A 3.290% 2/25/24 (a)	7,680,000	7,520,797
Series 2018-1A, Class B 3.600% 2/25/24 (a)	3,810,000	3,703,558

	Principal Amount	Value
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	$2,250,000	$2,241,583
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (a)	202,541	203,260
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (a)	4,000,000	3,972,260
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (a)	950,000	947,250

		21,581,565

Commercial MBS — 1.7%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (b)	4,270,000	4,258,904
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (b)	708,556	706,863
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B 3.703% 10/15/45 (a)	1,060,000	1,043,509
Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,399,428
Series 2014-CR14, Class A4 4.236% VRN 2/10/47 (b)	1,410,000	1,462,148
Series 2015-CR23, Class C 4.395% VRN 5/10/48 (b)	1,000,000	977,418
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (a)	995,000	1,028,362
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (b)	1,022,407	1,034,448
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	488,000	509,567
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (b)	464,507	464,751
Morgan Stanley Capital I Trust
Series 2018-H3, Class B 4.620% 7/15/51 (c)	760,000	782,793
Series 2011-C2, Class B 5.200% VRN 6/15/44 (a) (b)	1,325,000	1,373,844

The accompanying notes are an integral part of the financial statements.

40

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477% VRN 8/15/39 (b)	$88,136	$87,785
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	1,447,597	1,441,102
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AM 6.200% VRN 6/15/45 (b)	331,313	332,021
Series 2007-C33, Class AM 6.209% VRN 2/15/51 (b)	760,818	774,204
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class A1 3.349% 11/15/43 (a)	73,027	73,347
Series 2018-C45, Class AS 4.405% 6/15/51 (c)	1,450,000	1,493,419
Series 2018-C45, Class B 4.556% 6/15/51 (c)	400,000	411,982

		19,655,895

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660% 2.751% FRN 11/25/35	19,910	19,915
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. USD LIBOR + .500% 2.602% FRN 6/28/44	26,040	26,065
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 2.991% FRN 2/25/35	541,680	536,356
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 2.811% FRN 3/25/35	332,386	333,452

		915,788

Other ABS — 14.3%
321 Henderson Receivables LLC
Series 2007-1A, Class A 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/42 (a)	558,439	525,215
Series 2015-1A, Class A 3.260% 9/15/72 (a)	1,182,398	1,121,926
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 3.816% FRN 1/25/35	288,023	287,087
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.828% FRN 10/15/28 (a)	2,620,000	2,636,716

	Principal Amount	Value
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (a)	$268,804	$268,300
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.819% FRN 10/20/28 (a)	770,000	770,743
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	1,852,500	1,855,159
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/25 (a)	1,018,422	1,018,522
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450% 3.813% FRN 8/05/27 (a)	3,825,000	3,826,125
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.609% FRN 7/20/30 (a)	1,990,000	1,992,692
BCC Funding XIV LLC, Series 2018-1A, Class A1 2.200% 2/20/19 (a)	968,732	968,261
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180% 3.528% FRN 7/15/26 (a)	2,180,000	2,180,262
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430% 3.785% FRN 7/18/27 (a)	2,595,000	2,595,096
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	820,235	820,178
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	999,424	974,664
Capital Automotive REIT
Series 2014-1A, Class A 3.660% 10/15/44 (a)	900,000	868,255
Series 2017-1A, Class A2 4.180% 4/15/47 (a)	988,333	983,301
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.575% FRN 8/14/30 (a)	4,000,000	4,007,496
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,710,000	1,717,865
CBAM Ltd., Series 2017-3A, Class A, 3.583% FRN 10/17/29 (a) (b)	3,510,000	3,513,552

The accompanying notes are an integral part of the financial statements.

41

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.533% FRN 11/16/30 (a) (b)	$2,330,000	$2,330,867
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.559% FRN 10/20/30 (a) (b)	2,040,000	2,044,194
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (a)	172,158	172,154
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	54,696	54,606
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	361,111	355,940
Diamond Resorts Owner Trust
Series 2014-1, Class A 2.540% 5/20/27 (a)	211,918	211,491
Series 2015-1, Class A 2.730% 7/20/27 (a)	434,114	433,282
Series 2015-2, Class A 2.990% 5/22/28 (a)	465,391	462,125
Series 2016-1, Class A 3.080% 11/20/28 (a)	2,089,134	2,040,271
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	1,550,000	1,590,731
Series 2017-1A, Class A23 4.118% 7/25/47 (a)	774,150	765,993
Series 2015-1A, Class A2II 4.474% 10/25/45 (a)	3,038,000	3,108,897
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (a)	208,333	207,407
Drug Royalty Corp., Inc.
Series 2014-1, Class A2 3.484% 7/15/23 (a)	211,620	210,804
Series 2012-1, Class A2 5.800% 7/15/24 (a)	37,436	37,391
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (a)	1,482,738	1,450,868
Element Rail Leasing II LLC
Series 2015-1A, Class A1 2.707% 2/19/45 (a)	391,172	385,543
Series 2016-1A, Class A1 3.968% 3/19/46 (a)	1,106,992	1,116,547
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	487,913	476,928

	Principal Amount	Value
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (a)	$1,928,675	$1,930,152
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.359% FRN 4/20/31 (a) (b)	3,000,000	2,986,995
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	304,167	299,125
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	1,648,086	1,635,960
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.509% FRN 11/28/30 (a) (b)	1,950,000	1,953,865
Goodgreen Trust
Series 2016-1A, Class A 3.230% 10/15/52 (a)	2,467,396	2,392,210
Series 2017-1A, Class A 3.740% 10/15/52 (a)	1,162,686	1,164,966
Series 2018-1A, Class A 3.930% VRN 10/15/53 (a) (b)	3,126,378	3,140,943
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.736% FRN 4/25/35	73,990	74,489
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,663,887	1,689,640
Hercules Capital Funding Trust, Series 2014-1A, Class A 3.524% 4/16/21 (a)	240,432	240,507
Hero Funding Trust
Series 2016-3A, Class A1 3.080% 9/20/42 (a)	1,472,287	1,447,894
Series 2017-3A, Class A1 3.190% 9/20/48 (a)	1,471,808	1,423,204
Series 2017-2A, Class A1 3.280% 9/20/48 (a)	451,137	445,420
Series 2016-4A, Class A1 3.570% 9/20/47 (a)	1,620,441	1,616,166
Series 2017-2A, Class A2 4.070% 9/20/48 (a)	362,679	367,666
Series 2018-1A, Class A2 4.670% 9/20/48 (a)	2,593,603	2,670,907
Highbridge Loan Management Ltd., Series 12A-18, Class B, 4.222% FRN 7/18/31 (a) (b)	1,200,000	1,200,000
Hilton Grand Vacations Trust, Series 2013-A, Class A 2.280% 1/25/26 (a)	452,172	449,056
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,570,313	2,591,952

The accompanying notes are an integral part of the financial statements.

42

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.759% FRN 10/20/29 (a)	$3,030,000	$3,043,899
Lendmark Funding Trust Series 2017-1A, Class A 2.830% 12/22/25 (a)	1,270,000	1,258,960
Series 2018-1A, Class A 3.810% 12/21/26 (a)	1,730,000	1,734,701
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	8,632	8,634
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3.937% FRN 7/15/30 (a) (b) (d) (e)	1,665,000	1,665,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.535% FRN 12/18/30 (a) (b)	1,200,000	1,200,535
Marlette Funding Trust Series 2016-1A, Class A 3.060% 1/17/23 (a)	118,197	118,239
Series 2017-2A, Class B 3.190% 7/15/24 (a)	1,000,000	994,933
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (a)	156,788	156,061
Mosaic Solar Loans LLC Series 2017-2A, Class A 3.820% 9/20/42 (a)	984,157	977,722
Series 2018-1A, Class A 4.010% 6/22/43 (a)	457,213	458,572
Series 2017-1A, Class A 4.450% 6/20/42 (a)	484,224	494,285
MP CLO III Ltd., Series 2013-1A, Class AR, 3.609% FRN 10/20/30 (a) (b)	1,750,000	1,755,411
MVW Owner Trust Series 2017-1A, Class A 2.420% 12/20/34 (a)	430,363	419,378
Series 2015-1A, Class A 2.520% 12/20/32 (a)	548,369	536,023
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,241,491
NRZ Advance Receivables Trust Series 2016-T3, Class AT3 2.833% 10/16/51 (a)	10,600,000	10,341,508
Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	3,000,000	2,997,110
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120% 3.479% FRN 4/20/25 (a)	1,255,556	1,255,634

	Principal Amount	Value
Orange Lake Timeshare Trust Series 2014-AA, Class A 2.290% 7/09/29 (a)	$195,930	$190,594
Series 2016-A, Class A 2.610% 3/08/29 (a)	1,125,145	1,081,591
Series 2016-A, Class B 2.910% 3/08/29 (a)	942,236	924,082
Oxford Finance Funding Trust Series 2014-1A, Class A 3.475% 12/15/22 (a)	212,076	209,960
Series 2016-1A, Class A 3.968% 6/17/24 (a)	1,400,000	1,393,769
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.671% FRN 2/20/30 (a)	700,000	703,826
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.438% FRN 1/15/30 (a) (b)	2,450,000	2,455,559
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (a)	172,096	170,857
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (a)	2,080,188	2,079,717
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	996,562	996,873
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	1,050,426	1,046,541
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (a)	4,490,000	4,530,882
Steele Creek CLO Ltd., Series 2017-1A, Class A, 2.884% FRN 1/15/30 (a) (b)	660,000	660,988
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	234,189	227,802
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	2,024,638	1,935,522
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.533% FRN 10/17/26 (a)	2,900,000	2,900,357
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3. 832% 5/25/46 (a)	2,462,500	2,465,770
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	2,403,529	2,451,019

The accompanying notes are an integral part of the financial statements.

43

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.822% FRN 10/13/29 (a)	$2,150,000	$2,157,658
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370% 3.729% FRN 4/20/27 (a)	1,750,000	1,750,536
Trinity Rail Leasing L.P., Series 2018-1A, Class A2 4.620% 6/17/48 (a)	2,420,000	2,418,427
Trip Rail Master Funding LLC Series 2017-1A, Class A1 2.709% 8/15/47 (a)	527,674	520,191
Series 2017-1A, Class A2 3.736% 8/15/47 (a)	810,000	782,762
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	3,173,291	3,143,181
Triton Container Finance VI LLC Series 2017-1A, Class A 3.520% 6/20/42 (a)	866,956	861,360
Series 2018-2A, Class A 4.190% 6/22/43 (a)	1,640,000	1,639,415
Vivint Colar Financing LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a) (d) (e)	3,115,000	3,114,735
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (a)	1,563,930	1,528,664
WAVE Trust Series 2017-1A, Class A 3.844% 11/15/42 (a)	3,877,706	3,847,959
Series 2017-1A, Class C 6.656% 11/15/42 (a)	2,530,092	2,557,685
Wendy’s Funding LLC Series 2015-1A, Class A2II 4.080% 6/15/45 (a)	1,779,675	1,807,409
Series 2015-1A, Class A23 4.497% 6/15/45 (a)	2,139,500	2,272,177
Westgate Resorts LLC Series 2015-1A, Class A 2.750% 5/20/27 (a)	500,892	499,926
Series 2017-1A, Class A 3.050% 12/20/30 (a)	1,270,508	1,258,652

		168,353,113

Student Loans ABS — 12.8%
AccessLex Institute Series 2004-A, Class A3 28 day ARS 1.699% FRN 7/01/39	2,950,000	2,892,047
Series 2003-A, Class A3 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	328,325	310,547

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN1/25/47	$900,000	$714,838
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160% 2.496% FRN 3/28/35	1,368,721	1,350,908
DRB Prime Student Loan Trust Series 2016-B, Class A2 2.890% 6/25/40 (a)	1,437,665	1,406,813
Series 2015-D, Class A2 3.200% 1/25/40 (a)	755,950	755,600
Series 2015-B, Class A1 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/27/31 (a)	173,050	178,297
Series 2016-R, Class A1 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (a)	3,590,861	3,647,990
Series 2016-A, Class A1 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (a)	536,999	551,965
Earnest Student Loan Program LLC Series 2016-D, Class A2 2.720% 1/25/41 (a)	1,379,421	1,358,076
Series 2016-B, Class A2 3.020% 5/25/34 (a)	1,002,468	996,370
Series 2016-C, Class A1 1 mo. USD LIBOR + 1.850% 3.941% FRN 10/27/36 (a)	1,740,578	1,766,116
ECMC Group Student Loan Trust Series 2017-1A, Class A 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (a)	2,690,947	2,735,825
Series 2016-1A, Class A 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (a)	3,311,921	3,366,027
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $ 3,773,575), 3.350% FRN 12/01/47 (a) (b) (d) (f)	3,464,059	3,443,593
Education Services of America Series 2014-4, Class B 1 mo. USD LIBOR + 1.500% 3.591% FRN 6/25/48 (a)	1,200,000	1,118,220
Series 2015-1, Class B 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/56 (a)	1,100,000	1,034,679
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 6.060% FRN 4/25/46	625,000	656,525

The accompanying notes are an integral part of the financial statements.

44

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I Series 2004-1, Class B1 28 day ARS 0.000% FRN 1/01/44 (a)	$450,000	$395,102
Series 2004-1, Class B2 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	384,659
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.602% FRN 9/27/35	331,698	330,872
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (a)	1,052,772	1,027,867
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 2.788% FRN 12/15/59 (a) (b)	880,000	879,951
Navient Student Loan Trust Series 2014-1, Class A4 1 mo. USD LIBOR + .750% 2.710% FRN 2/25/39	3,000,000	2,965,721
Series 2016-1A, Class A 1 mo. USD LIBOR + .700% 2.791% FRN 2/25/70 (a)	2,671,924	2,681,833
Series 2018-1A, Class A3 2.811% FRN 3/25/67 (a) (b)	4,150,000	4,162,913
Series 2018-3A, Class A3 2.888% FRN 3/25/67 (a) (b)	4,700,000	4,700,000
Series 2017-5A, Class A 2.891% FRN 7/26/66 (a) (b)	1,891,922	1,909,365
Series 2016-5A, Class A 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (a)	2,648,381	2,717,680
Series 2016-6A, Class A3 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (a)	7,050,000	7,310,548
Series 2015-3, Class B 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/58	940,000	953,797
Series 2016-2, Class A3 1 mo. USD LIBOR + 1.500% 3.591% FRN 6/25/65 (a)	2,370,000	2,470,555
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	972,497	938,778
Nelnet Student Loan Trust Series 2005-2, Class A5 3 mo. USD LIBOR + .100% 2.432% FRN 3/23/37	1,050,923	1,037,986
Series 2006-3, Class B 3 mo. USD LIBOR + .250% 2.585% FRN 6/25/41	805,895	739,082
Series 2013-5A, Class A 1 mo. USD LIBOR + .630% 2.590% FRN 1/25/37 (a)	1,863,360	1,864,836

	Principal Amount	Value
Series 2005-4, Class A4A 7 day ARS 2.594% FRN 3/22/32	$322,911	$307,307
Series 2018-1A, Class A2 2.851% FRN 5/25/66 (a) (b)	3,880,000	3,879,996
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.160% FRN 7/25/36	1,600,000	1,607,260
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (a)	2,942,063	2,979,714
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300% 2.648% FRN 7/15/36	297,426	295,930
SLM Student Loan Trust Series 2007-1, Class A6 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	550,000	530,418
Series 2005-3, Class B 3 mo. USD LIBOR + .150% 2.510% FRN 4/25/40	961,926	880,543
Series 2006-10, Class A6 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	5,080,000	4,899,749
Series 2006-5, Class B 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	2,401,684	2,275,577
Series 2005-6, Class B, ABS 3 mo. USD LIBOR + .290% 2.650% FRN 1/25/44	2,492,332	2,329,315
Series 2004-10, Class A7A 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/29 (a)	2,900,000	2,912,687
Series 2005-9, Class A7A 3 mo. EURIBOR + .600% 2.960% FRN 1/25/41	3,530,000	3,509,258
Series 2003-14, Class A7 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (a)	15,050,000	14,876,595
Series 2005-7, Class A5 3 mo. USD LIBOR + .750% 3.110% FRN 1/25/40	5,300,000	5,280,125
Series 2005-5, Class A5 3 mo. USD LIBOR + .750% 3.110% FRN 10/25/40	1,056,000	1,055,989
Series 2013-2, Class B 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/43	1,420,000	1,399,881
Series 2002-7, Class A11 28 day ARS 4.080% FRN 3/15/28	568,000	568,000

The accompanying notes are an integral part of the financial statements.

45

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2002-7, Class A10 28 day ARS 4.088% FRN 3/15/28	$247,000	$247,000
Series 2003-5, Class A7 28 day ARS + 2.500% 4.490% FRN 6/17/30	250,000	250,000
Series 2002-7, Class B 28 day ARS 5.073% FRN 12/15/39	3,950,000	3,940,539
Series 2003-2, Class A7 28 day ARS 5.083% FRN 9/15/28	650,000	650,000
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430% 2/17/32 (a)	1,480,370	1,437,104
Series 2018-B, Class A2B 2.804% FRN 1/15/37 (a) (b)	3,000,000	2,999,352
SoFi Professional Loan Program LLC Series 2015-A, Class RC (Acquired 4/19/17, Cost $3,376,500) 0.000% 3/25/33 (a) (d) (f)	1,200	1,770,000
Series 2017-D, Class R1 (Acquired 7/19/17, Cost $2,653,222) 0.000% 9/25/40 (a) (d) (f)	4,688,500	2,813,100
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $ 2,700,288) 0.000% 2/25/42 (a) (d) (f)	3,759,800	2,700,288
Series 2018-B, Class R1 (Acquired 3/15/18 Cost $1,794,790) 0.000% 8/26/47 (a) (d) (e) (f)	3,324,300	1,794,790
Series 2016-D, Class A2B 2.340% 4/25/33 (a)	1,300,000	1,270,002
Series 2016-C, Class A2B 2.360% 12/27/32 (a)	570,000	553,830
Series 2016-E, Class A2B 2.490% 1/25/36 (a)	1,610,000	1,571,921
Series 2016-B, Class A2B 2.740% 10/25/32 (a)	2,283,207	2,254,106
Series 2016-B, Class A1 1 mo. USD LIBOR + 1.200% 3.291% FRN 6/25/33 (a)	1,212,797	1,229,909
Series 2017-A, Class B 3.440% VRN 3/26/40 (a) (b)	1,220,000	1,183,646
Series 2016-A, Class A1 1 mo. USD LIBOR + 1.750% 3.841% FRN 8/25/36 (a)	662,235	682,448
Series 2017-C, Class C 4.210% VRN 7/25/40 (a) (b)	990,000	947,496
South Carolina Student Loan Corp. Series 2014-1, Class A2 1 mo. USD LIBOR + 1.000% 2.983% FRN 1/03/33	1,800,000	1,827,718
Series 2014-1, Class B 1 mo. USD LIBOR + 1.500% 3.483% FRN 8/01/35	3,050,000	2,977,774

	Principal Amount	Value
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.158% FRN 10/01/46	$1,700,000	$1,719,163

		150,164,511

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.829% VRN 8/25/34 (b)	35,920	36,336
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1 3.717% VRN 2/25/34 (b)	18,646	18,859
Series 2003-42, Class 1A1 3.991% VRN 9/25/33 (b)	4,230	3,845
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.211% VRN 8/25/34 (b)	7,463	7,465
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.618% VRN 8/25/34 (b)	44,392	43,370
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (b)	3,204,302	3,110,467
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA 3.560% VRN 2/25/34 (b)	3,716	3,579
Series 2003-A4, Class IA 3.955% VRN 7/25/33 (b)	2,814	2,903
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (b)	221	236
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $ 1,270,000), 4.941% FRN 2/25/23 (a) (b) (d) (f)	1,270,000	1,277,652
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (b)	3,833,275	3,727,187
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (b)	26,463	26,547
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.958% FRN 4/25/44	70,354	72,247

		8,330,693

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $369,778,557)		369,001,565

The accompanying notes are an integral part of the financial statements.

46

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	$2,580,000	$2,889,600
Mexico Government International Bond 4.750% 3/08/44	4,727,000	4,386,131
6.750% 9/27/34	685,000	803,163

		8,078,894

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,257,423)		8,078,894

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.4%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	2,307,745	2,297,659
Series 4800, Class TA 4.000% 4/15/42	2,180,516	2,238,096
Series 4802, Class EA 4.000% 5/15/42	1,585,832	1,627,713
Series 2617, Class Z 5.500% 5/15/33	1,300,284	1,407,952
Series 2693, Class Z 5.500% 10/15/33	2,351,289	2,531,532
Series 3423, Class PB 5.500% 3/15/38	462,391	503,465
Series 2178, Class PB 7.000% 8/15/29	54,758	60,167
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,250,814	1,273,509
Series 2007-32, Class Z 5.500% 4/25/37	727,573	790,701
Series 2010-60, Class HJ 5.500% 5/25/40	497,658	529,794
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	623,222	661,877

		13,922,465

Pass-Through Securities — 24.7%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	10,850	10,889
Pool #J13972 3.500% 1/01/26	53,020	53,838
Pool #C91344 3.500% 11/01/30	148,033	149,618
Pool #C91424 3.500% 1/01/32	99,505	100,570
Pool #U90432 3.500% 11/01/42	516,881	517,588
Pool #Q41916 3.500% 7/01/46	1,730,231	1,732,326
Pool #Q42045 3.500% 7/01/46	705,025	705,878
Pool #Q44275 3.500% 11/01/46	1,472,498	1,473,821

	Principal Amount	Value
Pool #Q44277 3.500% 11/01/46	$421,260	$420,849
Pool #Q52216 3.500% 11/01/47	3,676,980	3,660,175
Pool #V83655 3.500% 12/01/47	11,083,882	11,033,226
Pool #V83763 3.500% 12/01/47	13,128,301	13,068,301
Pool #Q52868 3.500% 12/01/47	5,728,849	5,702,666
Pool #V83886 3.500% 1/01/48	12,115,168	12,056,012
Pool #G61307 3.500% 2/01/48	8,764,939	8,724,881
Pool #Q47742 4.000% 4/01/47	1,334,952	1,370,203
Pool #Q47730 4.000% 4/01/47	1,553,383	1,594,402
Pool #V83764 4.000% 12/01/47	10,361,006	10,579,559
Pool #V83796 4.000% 12/01/47	16,778,138	17,115,011
Pool #Q52834 4.000% 12/01/47	1,540,361	1,571,289
Pool #V83962 4.000% 2/01/48	2,721,018	2,775,651
Pool #C91239 4.500% 3/01/29	7,572	7,914
Pool #C91251 4.500% 6/01/29	47,726	49,885
Pool #C03537 4.500% 8/01/40	1,090,095	1,145,707
Pool #G06057 4.500% 10/01/40	1,046,836	1,100,241
Pool #G60485 4.500% 10/01/41	1,209,166	1,270,474
Pool #G60172 4.500% 9/01/43	1,313,618	1,380,223
Pool #Q48208 4.500% 5/01/47	1,120,349	1,168,051
Pool #Q48869 4.500% 6/01/47	9,641,410	10,048,910
Pool #G05253 5.000% 2/01/39	228,783	244,636
Pool #C90939 5.500% 12/01/25	28,399	30,435
Pool #D97258 5.500% 4/01/27	15,394	16,497
Pool #C91026 5.500% 4/01/27	45,514	48,777
Pool #C91074 5.500% 8/01/27	4,824	5,170
Pool #D97417 5.500% 10/01/27	11,728	12,568
Pool #C91128 5.500% 12/01/27	2,342	2,510
Pool #C91148 5.500% 1/01/28	100,307	107,497
Pool #C91176 5.500% 5/01/28	36,722	39,355
Pool #C91217 5.500% 11/01/28	13,489	14,456
Pool #C01079 7.500% 10/01/30	1,794	2,048
Pool #C01135 7.500% 2/01/31	5,593	6,371
Federal National Mortgage Association Pool #AO8180 3.000% 9/01/42	39,693	38,818
Pool #AB7397 3.000% 12/01/42	183,059	179,026
Pool #AB7401 3.000% 12/01/42	171,355	167,580
Pool #AP8668 3.000% 12/01/42	213,433	208,730
Pool #AR1975 3.000% 12/01/42	48,531	47,462
Pool #AR0306 3.000% 1/01/43	14,031	13,709
Pool #AR5391 3.000% 1/01/43	120,322	117,671
Pool #AL3215 3.000% 2/01/43	160,632	156,943
Pool #AR4109 3.000% 2/01/43	149,449	146,016
Pool #AR4432 3.000% 3/01/43	62,157	60,730
Pool #AT0169 3.000% 3/01/43	269,430	263,242
Pool #AB8809 3.000% 3/01/43	88,403	86,373
Pool #MA1368 3.000% 3/01/43	288,320	281,698
Pool #AR2174 3.000% 4/01/43	308,754	301,662
Pool #AS1304 3.500% 12/01/28	1,659,346	1,684,884
Pool #AV1897 3.500% 12/01/28	292,438	296,939
Pool #AV2325 3.500% 12/01/28	835,114	848,488
Pool #BF0196 3.500% 2/01/41	1,540,961	1,548,786

The accompanying notes are an integral part of the financial statements.

47

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1356 3.500% 2/01/43	$11,323,628	$11,342,206
Pool #BM3994 3.500% 1/01/44	1,743,270	1,746,130
Pool #CA1073 3.500% 1/01/48	20,885,873	20,796,128
Pool #MA3287 3.500% 2/01/48	4,621,255	4,565,294
Pool #725692 1 year CMT + 2.138% 3.530% FRN 10/01/33	116,643	121,810
Pool #888586 1 year CMT + 2.208% 3.646% FRN 10/01/34	125,534	132,055
Pool #BH9008 4.000% 8/01/47	345,360	352,376
Pool #CA0181 4.000% 8/01/47	9,761,045	9,959,316
Pool #BH9011 4.000% 9/01/47	324,585	331,178
Pool #CA0620 4.000% 10/01/47	13,953,250	14,236,676
Pool #BJ0686 4.000% 4/01/48	3,482,209	3,552,806
Pool #CA1951 4.000% 7/01/48	4,475,000	4,573,940
Pool #CA2039 4.000% 7/01/48	4,500,000	4,591,055
Pool #BF0094 4.000% 5/01/56	6,390,426	6,533,711
Pool #BF0105 4.000% 6/01/56	2,039,523	2,085,253
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	46,571	48,491
Pool #AA3980 4.500% 4/01/28	73,579	77,597
Pool #AH6787 4.500% 3/01/41	999,261	1,050,551
Pool #CA1952 4.500% 6/01/48	3,330,000	3,469,444
Pool #AD6437 5.000% 6/01/40	563,777	603,991
Pool #AD6996 5.000% 7/01/40	3,697,277	3,960,997
Pool #AL8173 5.000% 2/01/44	1,539,147	1,647,970
Pool #AD0836 5.500% 11/01/28	87,692	93,978
Pool #575667 7.000% 3/01/31	12,413	14,188
Pool #529453 7.500% 1/01/30	2,674	3,055
Pool #531196 7.500% 2/01/30	323	366
Pool #530299 7.500% 3/01/30	365	405
Pool #536386 7.500% 4/01/30	470	536
Pool #535996 7.500% 6/01/31	6,612	7,540
Pool #523499 8.000% 11/01/29	271	310
Pool #252926 8.000% 12/01/29	208	240
Pool #532819 8.000% 3/01/30	130	150
Pool #534703 8.000% 5/01/30	2,788	3,209
Pool #253437 8.000% 9/01/30	161	186
Pool #253481 8.000% 10/01/30	94	109
Pool #190317 8.000% 8/01/31	3,530	4,068
Pool #596656 8.000% 8/01/31	1,166	1,212
Pool #602008 8.000% 8/01/31	4,251	4,896
Pool #597220 8.000% 9/01/31	3,231	3,750
Federal National Mortgage Association TBA Pool #6447 4.000% 7/12/48 (c)	4,080,000	4,159,687
Pool #15801 4.500% 7/12/48 (c)	5,200,000	5,414,500
Government National Mortgage Association Pool #783896 3.500% 5/15/44	4,871,673	4,915,442
Pool #BF1053 3.500% 12/15/47	1,746,133	1,752,544
Pool #BF1120 3.500% 1/15/48	2,431,254	2,440,182
Pool #AV1854 3.500% 1/15/48	2,009,861	2,017,241
Pool #BF1214 3.500% 2/15/48	1,788,797	1,795,365

	Principal Amount	Value
Pool #BF1245 3.500% 2/15/48	$1,813,663	$1,820,322
Pool #371146 7.000% 9/15/23	149	157
Pool #352022 7.000% 11/15/23	5,551	5,973
Pool #374440 7.000% 11/15/23	326	351
Pool #491089 7.000% 12/15/28	9,016	9,896
Pool #480539 7.000% 4/15/29	429	483
Pool #478658 7.000% 5/15/29	2,213	2,513
Pool #488634 7.000% 5/15/29	2,326	2,624
Pool #500928 7.000% 5/15/29	4,357	4,933
Pool #499410 7.000% 7/15/29	1,286	1,464
Pool #510083 7.000% 7/15/29	1,188	1,340
Pool #493723 7.000% 8/15/29	2,613	2,975
Pool #516706 7.000% 8/15/29	74	77
Pool #581417 7.000% 7/15/32	12,499	14,256
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	4,721	4,784
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	903	918
Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	522,749	541,773
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	463,774	480,680
Pool #784314 3.500% 5/20/43	910,003	918,036
Pool #784026 3.500% 12/20/44	1,680,513	1,690,359
Pool #BC4641 3.500% 9/20/47	2,761,140	2,768,259
Pool #MA4778 3.500% 10/20/47	1,856,292	1,864,558
Pool #BC4885 3.500% 11/20/47	4,126,440	4,137,078
Pool #BD6940 3.500% 12/20/47	2,607,282	2,614,004
Pool #BE4328 3.500% 12/20/47	2,005,134	2,010,303
Pool #BD3899 3.500% 1/20/48	5,197,944	5,211,344
Pool #BE6487 3.500% 1/20/48	1,166,086	1,169,092
Pool #BD6461 3.500% 1/20/48	2,282,405	2,288,290
Pool #BF1119 3.500% 1/20/48	3,701,758	3,711,301
Pool #BF1269 3.500% 2/20/48	1,813,791	1,818,467
Pool #AC2985 4.000% 10/20/47	816,857	837,884
Pool #BF1270 4.000% 2/20/48	1,232,032	1,264,806
Government National Mortgage Association II TBA Pool #471 3.500% 5/01/47 (c)	5,575,000	5,594,164
Pool #1767 4.000% 5/01/47 (c)	13,100,000	13,423,406

		290,196,239

Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800% 2.891% FRN 3/25/29	292,333	292,703
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350% 3.441% FRN 3/25/29	790,000	801,756

The accompanying notes are an integral part of the financial statements.

48

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300% 3.391% FRN 4/25/29	$1,895,964	$1,911,820
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350% 3.441% FRN 1/25/29	1,779,644	1,786,622
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450% 3.541% FRN 1/25/29	1,386,388	1,396,766

		6,189,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $317,167,442)		310,308,371

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds & Notes — 1.1%
U.S. Treasury Note 2.000% 5/31/21	8,200,000	8,057,269
U.S. Treasury Bond 3.500% 2/15/39 (g)	4,400,000	4,790,568

		12,847,837

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,853,129)		12,847,837

TOTAL BONDS & NOTES (Cost $1,161,500,899)		1,145,995,717

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $10,172,309)		10,280,297

TOTAL LONG-TERM INVESTMENTS (Cost $1,174,048,208)		1,158,746,964

SHORT-TERM INVESTMENTS — 6.4%
Commercial Paper — 6.4%
Avery Dennison Corp. 2.231% 7/02/18 (a)	7,000,000	6,998,708
BAT International Finance 2.489% 02396 7/12/18 (a)	5,500,000	5,495,472
2.489% 00773 7/16/18 (a)	4,500,000	4,495,117
Cox Enterprises, Inc. 2.364% 7/05/18 (a)	11,500,000	11,495,697
HP, Inc. 2.501% 7/26/18 (a)	7,250,000	7,239,223
Marriott Internation 2.470% 7/23/18 (a)	7,000,000	6,989,145

	Principal Amount	Value
Mckesson Corp. 2.438% 7/17/18 (a)	$10,000,000	$9,988,490
Molex Electronic Technologies 2.458% 7/10/18 (a)	9,500,000	9,492,830
Nasdaq, Inc. 2.484% 8/02/18 (a)	5,000,000	4,989,507
National Grid USA 2.493% 8/13/18 (a)	5,000,000	4,984,969
WPP CP LLC 2.910% 7/17/18 (a)	3,200,000	3,196,318

		75,365,476

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	323,944	323,944

TOTAL SHORT-TERM INVESTMENTS (Cost $75,688,046)		75,689,420

TOTAL INVESTMENTS — 105.0% (Cost $1,249,736,254) (h)		1,234,436,384

Other Assets/(Liabilities) — (5.0)%		(58,253,688)

NET ASSETS — 100.0%		$1,176,182,696

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $476,499,618 or 40.51% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.

49

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $6,574,525 or 0.56% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $13,799,423 or 1.17% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	32,720,000	USD 32,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$1,635,748	$1,371,973	$(263,775)

Credit Suisse International	36,280,000	USD 36,280,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	1,741,440	1,694,396	(47,044)

						3,377,188	3,066,369	(310,819)

Put
Barclays Bank PLC	66,610,000	USD 66,610,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$3,330,035	$3,630,195	$300,160

Credit Suisse International	72,340,000	USD 72,340,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	3,465,086	3,583,733	118,647

						6,795,121	7,213,928	418,807

						$10,172,309	$10,280,297	$107,988

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Bond	9/19/18	574	$88,666,243	$2,922,632
U.S. Treasury Note 2 Year	9/28/18	453	95,783,584	174,557
U.S. Treasury Note 5 Year	9/28/18	846	95,496,286	623,855

				$3,721,044

The accompanying notes are an integral part of the financial statements.

50

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Short
U.S. Treasury Long Bond	9/19/18	296	$(42,151,329)	$(768,671)
U.S. Treasury Note Ultra 10 Year	9/19/18	12	(1,534,931)	(3,882)

				$(772,553)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	3,200,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(333,932)	$1,972	$(331,960)
Goldman Sachs International	USD	2,540,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(43,530)	(219,964)	(263,494)
Goldman Sachs International	USD	920,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(21,729)	(73,711)	(95,440)

							$(399,191)	$(291,703)	$(690,894)

Collateral for swap agreements held by Goldman Sachs International amounted to $663,538 in securitites at June 30, 2018.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	83.7%
Cayman Islands	5.8%
Canada	1.3%
Mexico	1.2%
Ireland	1.0%
Netherlands	1.0%
United Kingdom	0.9%
Luxembourg	0.8%
Bermuda	0.8%
Switzerland	0.3%
Turkey	0.3%
Sweden	0.3%

Colombia	0.2%
Spain	0.2%
Israel	0.2%
Norway	0.2%
Germany	0.1%
Panama	0.1%
Australia	0.1%
Italy	0.1%
Barbados	0.0%
United States Virgin Islands	0.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

51

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
Discount Notes — 89.1%
Federal Farm Credit Bank 1 mo. USD LIBOR - .080% 1.966% FRN 7/09/18, 11/09/18 (a)	$5,000,000	$5,001,311
3 mo. USD LIBOR - .220% 2.149% FRN 8/09/18, 11/09/18 (a)	3,000,000	3,001,906
1 mo. USD LIBOR + .150% 2.223% FRN 7/15/18, 3/15/19 (a)	5,000,000	5,009,985
1 mo. USD LIBOR + .140% 2.232% FRN 7/01/18, 8/01/18 (a)	5,000,000	5,001,439
1 mo. USD LIBOR + .175% 2.266% FRN 7/25/18, 2/25/19 (a)	1,500,000	1,503,017
Federal Home Loan Bank 1.770% 7/02/18, 7/02/18 (a)	2,000,000	1,999,807
1.812% 7/13/18, 7/13/18 (a)	5,400,000	5,396,529
1.815% 8/08/18, 8/08/18 (a)	3,000,000	2,994,215
1.818% 7/13/18, 7/13/18 (a)	4,310,000	4,307,222
1.832% 7/18/18, 7/18/18 (a)	1,100,000	1,099,010
1.858% 7/06/18, 7/06/18 (a)	1,100,000	1,099,665
1.868% 7/20/18, 7/20/18 (a)	5,254,000	5,248,644
1.874% 8/01/18, 8/01/18 (a)	4,700,000	4,692,313
1.877% 7/13/18, 7/13/18 (a)	1,000,000	999,332
1.878% 7/27/18, 7/27/18 (a)	8,680,000	8,667,956
1.883% FRN 7/06/18, 9/06/18 (a) (b)	14,500,000	14,498,343
1.883% 7/11/18, 7/11/18 (a)	3,000,000	2,998,300
1.884% 7/25/18, 7/25/18 (a)	500,000	499,358
1.884% 7/25/18, 7/25/18 (a)	3,345,000	3,340,703
1.885% FRN 7/08/18, 8/08/18 (a) (b)	8,000,000	8,000,001
1.887% FRN 7/13/18, 7/13/18 (a) (b)	5,000,000	5,000,029
1.889% 7/18/18, 7/18/18 (a)	910,000	909,154
1.898% 7/12/18, 7/12/18 (a)	1,290,000	1,289,196
1.898% 7/16/18, 7/16/18 (a)	4,000,000	3,996,676
1.900% FRN 7/07/18, 6/07/19 (a) (b)	6,000,000	5,999,996
1.904% 7/17/18, 7/17/18 (a)	977,000	976,135
1.918% 7/11/18, 7/11/18 (a)	575,000	574,668
1.921% 8/01/18, 8/01/18 (a)	2,000,000	1,996,640
1.924% 7/20/18, 7/20/18 (a)	4,000,000	3,995,789
1.932% FRN 7/02/18, 8/02/18 (a) (b)	3,000,000	2,999,979
1 mo. USD LIBOR - .110% 1.936% FRN 7/11/18, 10/11/18 (a)	2,000,000	2,000,000
1.943% FRN 7/15/18, 11/15/18 (a) (b)	4,000,000	4,000,188
1.947% FRN 7/01/18, 11/01/18 (a) (b)	3,800,000	3,800,015
1 mo. USD LIBOR - .130% 1.954% FRN 7/20/18, 7/20/18 (a)	8,000,000	8,000,000
1.954% FRN 7/20/18, 8/20/18 (a) (b)	5,000,000	4,999,939

	Principal Amount	Value
1.974% FRN 7/22/18, 4/22/19 (a) (b)	$2,500,000	$2,500,277
1 mo. USD LIBOR - .090% 1.994% FRN 7/22/18, 1/22/19 (a)	1,600,000	1,600,321
1.995% FRN 7/17/18, 7/17/19 (a) (b)	10,000,000	10,000,079
1 mo. USD LIBOR - .100% 2.003% FRN 7/27/18, 12/27/18 (a)	5,000,000	5,000,168
2.024% 10/31/18, 10/31/18 (a)	810,000	804,520
1 mo. USD LIBOR - .035% 2.056% FRN 7/23/18, 1/23/19 (a)	1,400,000	1,400,603
2.092% 12/13/18, 12/13/18 (a)	4,000,000	3,962,373
2.131% 11/30/18, 11/30/18 (a)	2,890,000	2,864,452

		164,030,253

Repurchase Agreement — 10.8%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/29/18, 2.080%, due 7/02/18 (c)	20,000,000	20,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	10,918	10,918

TOTAL SHORT-TERM INVESTMENTS (Cost $184,041,171)		184,041,171

TOTAL INVESTMENTS — 99.9% (Cost $184,041,171) (d)		184,041,171

Other Assets/(Liabilities) — 0.1%		134,737

NET ASSETS — 100.0%		$184,175,908

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.
(c)	Maturity value of $20,003,467. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/21, and an aggregate market value, including accrued interest, of $20,400,221.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

52

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Assets:
Investments, at value (Note 2) (a)	$683,535,626	$818,941,949	$1,158,746,964	$-
Repurchase agreements, at value (Note 2) (b)	2,426,485	12,995,435	-	20,000,000
Other short-term investments, at value (Note 2) (c)	12,568,095	-	75,689,420	164,041,171

Total investments (d)	698,530,206	831,937,384	1,234,436,384	184,041,171

Receivables from:
Investments sold	390,566	14,710,032	3,446,619	-
Investments sold on a when-issued basis (Note 2)	5,412,576	-	36,830,117	-
Fund shares sold	2,560	14,403	249,699	395,391
Interest and dividends	1,647,382	653,063	7,500,078	101,673
Interest tax reclaim receivable	3,524	-	6,922	-
Foreign taxes withheld	-	54,899	-	-

Total assets	705,986,814	847,369,781	1,282,469,819	184,538,235

Liabilities:
Payables for:
Investments purchased	3,870,879	15,581,841	23,772,675	-
Collateral held for open purchased options (Note 2)	1,690,000	-	10,375,000	-
Investments purchased on a when-issued basis (Note 2)	10,565,096	-	69,716,742	-
Fund shares repurchased	355,145	145,044	704,355	217,220
Securities on loan (Note 2)	-	8,658,596	-	-
Open swap agreements, at value (Note 2)	113,074	-	690,894	-
Trustees’ fees and expenses (Note 3)	207,224	260,911	246,264	53,571
Variation margin on open derivative instruments (Note 2)	12,170	-	77,836	-
Affiliates (Note 3):
Investment advisory fees	230,553	269,813	364,197	69,849
Service fees	64,203	59,408	174,844	-
Due to custodian	87,091	-	-	-
Commitment and Contingent Liabilities (Note 9)	-	-	-	-
Accrued expense and other liabilities	105,868	72,210	164,316	21,687

Total liabilities	17,301,303	25,047,823	106,287,123	362,327

Net assets	$688,685,511	$822,321,958	$1,176,182,696	$184,175,908

Net assets consist of:
Paid-in capital	$536,119,022	$530,139,879	$1,207,647,132	$184,224,703
Accumulated undistributed (distributions in excess of) net investment income	3,446,012	22,419,285	10,858,431	(49,380)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,820,759)	139,091,781	(29,572,297)	585
Net unrealized appreciation (depreciation) on investments and foreign currency translations	152,941,236	130,671,013	(12,750,570)	-

Net assets	$688,685,511	$822,321,958	$1,176,182,696	$184,175,908

(a) Cost of investments:	$530,921,887	$688,270,936	$1,174,048,208	$-
(b) Cost of repurchase agreements:	$2,426,485	$12,995,435	$-	$20,000,000
(c) Cost of other short-term investments:	$12,567,182	$-	$75,688,046	$164,041,171
(d) Securities on loan with market value of:	$-	$8,176,268	$-	$-

The accompanying notes are an integral part of the financial statements.

53

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Initial Class shares:
Net assets	$582,525,459	$729,895,693	$901,176,910	$184,175,908

Shares outstanding (a)	26,705,618	23,346,266	74,213,343	184,178,161

Net asset value, offering price and redemption price per share	$21.81	$31.26	$12.14	$1.00

Service Class shares:
Net assets	$106,160,052	$92,426,265	$275,005,786	$-

Shares outstanding (a)	4,882,216	2,995,169	22,706,286	-

Net asset value, offering price and redemption price per share	$21.74	$30.86	$12.11	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

54

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Investment income (Note 2):
Dividends (a)	$4,835,766	$9,614,160	$60,562	$-
Interest	3,584,899	42,918	21,957,599	1,284,669
Securities lending net income	-	19,004	-	-

Total investment income	8,420,665	9,676,082	22,018,161	1,284,669

Expenses (Note 3):
Investment advisory fees	1,425,253	1,700,640	2,312,528	380,657
Custody fees	40,688	32,457	64,538	8,387
Audit fees	18,280	17,866	18,671	15,678
Legal fees	2,602	3,254	4,959	728
Proxy fees	488	487	488	488
Shareholder reporting fees	30,697	37,853	55,219	7,610
Trustees’ fees	17,241	21,553	31,011	3,811

	1,535,249	1,814,110	2,487,414	417,359
Service fees:
Service Class	120,451	117,136	345,202	-

Total expenses	1,655,700	1,931,246	2,832,616	417,359

Net expenses:	1,655,700	1,931,246	2,832,616	417,359

Net investment income (loss)	6,764,965	7,744,836	19,185,545	867,310

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	47,850	25,017,046	(5,719,579)	362
Futures contracts	(925,704)	-	(6,218,862)	-
Swap agreements	16,321	-	99,716	-
Foreign currency transactions	-	(13,262)	-	-

Net realized gain (loss)	(861,533)	25,003,784	(11,838,725)	362

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(660,864)	(43,641,533)	(29,181,798)	-
Futures contracts	464,761	-	3,538,780	-
Swap agreements	46,414	-	283,590	-

Net change in unrealized appreciation (depreciation)	(149,689)	(43,641,533)	(25,359,428)	-

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,011,222)	(18,637,749)	(37,198,153)	362

Net increase (decrease) in net assets resulting from operations	$5,753,743	$(10,892,913)	$(18,012,608)	$867,672

(a) Net of foreign withholding tax of:	$-	$72,127	$-	$-

The accompanying notes are an integral part of the financial statements.

55

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,764,965	$12,535,897
Net realized gain (loss)	(861,533)	48,668,642
Net change in unrealized appreciation (depreciation)	(149,689)	33,381,194

Net increase (decrease) in net assets resulting from operations	5,753,743	94,585,733

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	(2,811,334)	(12,531,025)
Service Class	(410,473)	(1,429,608)

Total distributions from net investment income	(3,221,807)	(13,960,633)

From net realized gains:
Initial Class	(39,999,498)	(23,720,611)
Service Class	(6,640,494)	(2,665,274)

Total distributions from net realized gains	(46,639,992)	(26,385,885)

Net fund share transactions (Note 5):
Initial Class	12,777,229	(22,711,107)
Service Class	24,528,629	21,969,778

Increase (decrease) in net assets from fund share transactions	37,305,858	(741,329)

Total increase (decrease) in net assets	(6,802,198)	53,497,886
Net assets
Beginning of period	695,487,709	641,989,823

End of period	$688,685,511	$695,487,709

Accumulated undistributed (distributions in excess of) net investment income at end of period	$3,446,012	$(97,146)

The accompanying notes are an integral part of the financial statements.

56

MML Equity Fund		MML Managed Bond Fund		MML U.S. Government Money Market Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$7,744,836	$14,219,053	$19,185,545	$33,465,384	$867,310	$543,828
25,003,784	117,572,295	(11,838,725)	8,858,067	362	223
(43,641,533)	(9,508,654)	(25,359,428)	13,359,717	-	-

(10,892,913)	122,282,694	(18,012,608)	55,683,168	867,672	544,051

-	(13,519,486)	(7,437,573)	(30,212,037)	(867,311)	(546,360)
-	(1,449,726)	(2,081,729)	(8,142,837)	-	-

-	(14,969,212)	(9,519,302)	(38,354,874)	(867,311)	(546,360)

-	(5,088,008)	-	-	-	(1,678)
-	(613,145)	-	-	-	-

-	(5,701,153)	-	-	-	(1,678)

(34,823,960)	(44,354,184)	(31,327,314)	(1,563,502)	34,904,713	(16,861,181)
(1,053,862)	2,249,122	2,368,213	14,553,437	-	-

(35,877,822)	(42,105,062)	(28,959,101)	12,989,935	34,904,713	(16,861,181)

(46,770,735)	59,507,267	(56,491,011)	30,318,229	34,905,074	(16,865,168)

869,092,693	809,585,426	1,232,673,707	1,202,355,478	149,270,834	166,136,002

$822,321,958	$869,092,693	$1,176,182,696	$1,232,673,707	$184,175,908	$149,270,834

$22,419,285	$14,674,449	$10,858,431	$1,192,188	$(49,380)	$(49,379)

57

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$23.33	$0.22	$(0.05)	$0.17	$(0.11)	$(1.58)	$(1.69)	$21.81	0.83%	[b]	$582,525	0.45%	[a]	2.00%	[a]
12/31/17	21.54	0.42	2.74	3.16	(0.47)	(0.90)	(1.37)	23.33	15.25%		607,368	0.45%		1.91%
12/31/16	22.22	0.43	1.48	1.91	(0.46)	(2.13)	(2.59)	21.54	9.42%		581,972	0.46%		2.03%
12/31/15	24.51	0.48	(0.45)	0.03	(0.50)	(1.82)	(2.32)	22.22	0.08%		586,082	0.45%		2.07%
12/31/14	22.78	0.45	2.01	2.46	(0.49)	(0.24)	(0.73)	24.51	10.99%		644,881	0.45%		1.92%
12/31/13	19.33	0.41	3.48	3.89	(0.44)	-	(0.44)	22.78	20.31%		639,537	0.46%		1.94%
Service Class
6/30/18[r]	$23.27	$0.20	$(0.05)	$0.15	$(0.10)	$(1.58)	$(1.68)	$21.74	0.70%	[b]	$106,160	0.70%	[a]	1.76%	[a]
12/31/17	21.50	0.37	2.72	3.09	(0.42)	(0.90)	(1.32)	23.27	14.97%		88,119	0.70%		1.66%
12/31/16	22.18	0.37	1.48	1.85	(0.40)	(2.13)	(2.53)	21.50	9.15%		60,018	0.71%		1.78%
12/31/15	24.48	0.42	(0.46)	(0.04)	(0.44)	(1.82)	(2.26)	22.18	(0.17%	)	47,555	0.70%		1.83%
12/31/14	22.75	0.39	2.01	2.40	(0.43)	(0.24)	(0.67)	24.48	10.71%		40,333	0.70%		1.68%
12/31/13	19.30	0.36	3.47	3.83	(0.38)	-	(0.38)	22.75	20.01%		30,932	0.71%		1.70%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	17%	134%	175%	209%	183%	235%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

58

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data:
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$31.69	$0.29	$(0.72)	$(0.43)	$-	$-	$-	$31.26	(1.33%	)[b]	$729,896	0.43%	[a]	1.86%	[a]
12/31/17	28.08	0.52	3.85	4.37	(0.55)	(0.21)	(0.76)	31.69	15.79%		774,278	0.43%		1.73%
12/31/16	27.08	0.58	2.69	3.27	(0.49)	(1.78)	(2.27)	28.08	12.59%		727,540	0.44%		2.15%
12/31/15	30.28	0.50	(1.67)	(1.17)	(0.64)	(1.39)	(2.03)	27.08	(3.43%	)	709,315	0.43%		1.69%
12/31/14	27.55	0.61	2.57	3.18	(0.45)	-	(0.45)	30.28	11.57%		799,222	0.43%		2.12%
12/31/13	21.07	0.41	6.54	6.95	(0.47)	-	(0.47)	27.55	33.27%		787,449	0.44%		1.69%
Service Class
6/30/18[r]	$31.31	$0.25	$(0.70)	$(0.45)	$-	$-	$-	$30.86	(1.46%	)[b]	$92,426	0.68%	[a]	1.61%	[a]
12/31/17	27.77	0.44	3.80	4.24	(0.49)	(0.21)	(0.70)	31.31	15.50%		94,815	0.68%		1.49%
12/31/16	26.81	0.50	2.67	3.17	(0.43)	(1.78)	(2.21)	27.77	12.31%		82,045	0.69%		1.90%
12/31/15	30.01	0.42	(1.65)	(1.23)	(0.58)	(1.39)	(1.97)	26.81	(3.67%	)	69,098	0.68%		1.45%
12/31/14	27.34	0.52	2.56	3.08	(0.41)	-	(0.41)	30.01	11.29%		56,685	0.68%		1.82%
12/31/13	20.93	0.35	6.49	6.84	(0.43)	-	(0.43)	27.34	32.94%		41,591	0.69%		1.44%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	26%	70%	47%	39%	38%	100%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

59

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$12.41	$0.20	$(0.37)	$(0.17)	$(0.10)	$-	$(0.10)	$12.14	(1.40%	)[b]	$901,177	0.42%	[a]	3.27%	[a]
12/31/17	12.24	0.35	0.22	0.57	(0.40)	-	(0.40)	12.41	4.69%		953,592	0.40%		2.78%
12/31/16	12.31	0.33	0.02	0.35	(0.36)	(0.06)	(0.42)	12.24	2.75%		941,621	0.39%		2.61%
12/31/15	12.82	0.33	(0.43)	(0.10)	(0.36)	(0.05)	(0.41)	12.31	(0.75%	)	976,932	0.39%		2.59%
12/31/14	12.44	0.32	0.47	0.79	(0.41)	-	(0.41)	12.82	6.46%		1,218,504	0.39%		2.47%
12/31/13	13.20	0.31	(0.52)	(0.21)	(0.40)	(0.15)	(0.55)	12.44	(1.64%	)	1,123,545	0.39%		2.46%
Service Class
6/30/18[r]	$12.39	$0.18	$(0.37)	$(0.19)	$(0.09)	$-	$(0.09)	$12.11	(1.53%	)[b]	$275,006	0.67%	[a]	3.02%	[a]
12/31/17	12.22	0.31	0.23	0.54	(0.37)	-	(0.37)	12.39	4.43%		279,082	0.65%		2.53%
12/31/16	12.29	0.29	0.03	0.32	(0.33)	(0.06)	(0.39)	12.22	2.49%		260,735	0.64%		2.36%
12/31/15	12.80	0.30	(0.43)	(0.13)	(0.33)	(0.05)	(0.38)	12.29	(1.00%	)	245,418	0.64%		2.36%
12/31/14	12.42	0.28	0.48	0.76	(0.38)	-	(0.38)	12.80	6.19%		217,495	0.64%		2.22%
12/31/13	13.18	0.28	(0.52)	(0.24)	(0.37)	(0.15)	(0.52)	12.42	(1.88%	)	178,346	0.64%		2.21%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	59%	237%	314%	358%	368%	313%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

60

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations						Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$1.00	$0.01		$0.00	[d]	$0.01		$(0.01)	$-	$(0.01)	$1.00	0.54%	[b]	$184,176	0.53%	[a]	0.53%	[a,n]	1.10%[a]
12/31/17	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.36%		149,271	0.54%		0.54%	[n]	0.35%
12/31/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.11%		166,136	0.54%		0.40%		0.00%[e]
12/31/15	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	167,900	0.52%		0.15%		-
12/31/14	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	252,701	0.51%		0.11%		-
12/31/13	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	272,401	0.51%		0.14%		-

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

61

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an

62

Notes to Financial Statements (Unaudited) (Continued)

official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

63

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

64

Notes to Financial Statements (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2018. The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Blend Fund
Asset Investments
Common Stock	$488,914,187	$-	$-		$488,914,187
Preferred Stock	520,200	-	-		520,200
Corporate Debt	-	72,773,295	-		72,773,295
Municipal Obligations	-	1,295,324	-		1,295,324
Non-U.S. Government Agency Obligations	-	59,410,422	2,640,630	*	62,051,052
Sovereign Debt Obligations	-	1,553,792	-		1,553,792
U.S. Government Agency Obligations and Instrumentalities	-	51,060,269	-		51,060,269
U.S. Treasury Obligations	-	3,685,965	-		3,685,965
Purchased Options	-	1,681,542	-		1,681,542
Short-Term Investments	-	14,994,580	-		14,994,580

Total Investments	$489,434,387	$206,455,189	$2,640,630		$698,530,206

65

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Blend Fund (Continued)
Asset Derivatives
Futures Contracts	$484,515	$-	$-		$484,515

Liability Derivatives
Futures Contracts	$(94,606)	$-	$-		$(94,606)
Swap Agreements	-	(113,074)	-		(113,074)

Total	$(94,606)	$(113,074)	$-		$(207,680)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,470,950	$-	$-		$2,470,950
Corporate Debt	-	437,075,985	-		437,075,985
Municipal Obligations	-	8,683,065	-		8,683,065
Non-U.S. Government Agency Obligations	-	350,422,407	18,579,158	*	369,001,565
Sovereign Debt Obligations	-	8,078,894	-		8,078,894
U.S. Government Agency Obligations and Instrumentalities	-	310,308,371	-		310,308,371
U.S. Treasury Obligations	-	12,847,837	-		12,847,837
Purchased Options	-	10,280,297	-		10,280,297
Short-Term Investments	-	75,689,420	-		75,689,420

Total Investments	$2,470,950	$1,213,386,276	$18,579,158		$1,234,436,384

Asset Derivatives
Futures Contracts	$3,721,044	$-	$-		$3,721,044

Liability Derivatives
Futures Contracts	$(772,553)	$-	$-		$(772,553)
Swap Agreements	-	(690,894)	-		(690,894)

Total	$(772,553)	$(690,894)	$-		$(1,463,447)

*

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2018.

Statements of Assets and Liabilities location:	Blend Fund	Equity Fund	Managed Bond Fund
Receivables from:
Investments sold on a when-issued basis	X		X
Payables for:
Investments purchased on a when-issued basis	X		X
Securities on loan		X
Due to custodian	X
Collateral held for open purchased options	X		X

The Funds, with the exception of the Blend Fund, had no transfers between Levels of the fair value hierarchy during the period ended June 30, 2018. The Blend Fund had transfers between Level 2 and Level 3 of the fair value hierarchy during the period ended June 30, 2018; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

66

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund
Futures Contracts*
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Directional Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M
*	Includes any options purchased or written on futures contracts, if applicable.

67

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2018, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options*	$-	$1,681,542	$1,681,542
Futures Contracts^^	-	484,515	484,515

Total Value	$-	$2,166,057	$2,166,057

Liability Derivatives
Futures Contracts^^	$-	$(94,606)	$(94,606)
Swap Agreements^	(113,074)	-	(113,074)

Total Value	$(113,074)	$(94,606)	$(207,680)

Realized Gain (Loss)#
Futures Contracts	$-	$(925,704)	$(925,704)
Swap Agreements	16,321	-	16,321

Total Realized Gain (Loss)	$16,321	$(925,704)	$(909,383)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$54,517	$54,517
Futures Contracts	-	464,761	464,761
Swap Agreements	46,414	-	46,414

Total Change in Appreciation (Depreciation)	$46,414	$519,278	$565,692

Managed Bond Fund
Asset Derivatives
Purchased Options*	$-	$10,280,297	$10,280,297
Futures Contracts^^	-	3,721,044	3,721,044

Total Value	$-	$14,001,341	$14,001,341

Liability Derivatives
Futures Contracts^^	$-	$(772,553)	$(772,553)
Swap Agreements^	(690,894)	-	(690,894)

Total Value	$(690,894)	$(772,553)	$(1,463,447)

Realized Gain (Loss)#
Futures Contracts	$-	$(6,218,862)	$(6,218,862)
Swap Agreements	99,716	-	99,716

Total Realized Gain (Loss)	$99,716	$(6,218,862)	$(6,119,146)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$335,200	$335,200
Futures Contracts	-	3,538,780	3,538,780
Swap Agreements	283,590	-	283,590

Total Change in Appreciation (Depreciation)	$283,590	$3,873,980	$4,157,570

68

Notes to Financial Statements (Unaudited) (Continued)

*	Statements of Assets and Liabilities location: Investments, at value.
^	Statements of Assets and Liabilities location: Payables for: open swap agreements, at value.
^^

Cumulative appreciation (depreciation) on futures contracts is reported in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Swap Agreements	Purchased Swaptions
Blend Fund	294	$1,090,000	$34,020,000
Managed Bond Fund	1,956	6,660,000	207,950,000

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for purchased options and swap agreements, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2018.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2018.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Blend Fund
Barclays Bank PLC	$810,280	$-	$(790,000)	$20,280
Credit Suisse International	871,262	-	(871,262)	-

	$1,681,542	$-	$(1,661,262)	$20,280

Managed Bond Fund
Barclays Bank PLC	$5,002,168	$-	$(5,002,168)	$-
Credit Suisse International	5,278,129	-	(5,278,129)	-

	$10,280,297	$-	$(10,280,297)	$-

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2018.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Blend Fund
Goldman Sachs International	$(113,074)	$-	$-	$(113,074)

Managed Bond Fund
Goldman Sachs International	$(690,894)	$-	$663,538	$(27,356)

69

Notes to Financial Statements (Unaudited) (Continued)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2018, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

70

Notes to Financial Statements (Unaudited) (Continued)

Credit Default Swaps. A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

71

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

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Notes to Financial Statements (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

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Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

The Blend Fund, Equity Fund, and Managed Bond Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund and Equity Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency

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Notes to Financial Statements (Unaudited) (Continued)

Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2018.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended June 30, 2018, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Fund	$22,383	$3,379	$19,004

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign

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Notes to Financial Statements (Unaudited) (Continued)

currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund and Managed Bond Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

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Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets at the following annual rates:

Blend Fund	0.13% (Equity Segment) 0.09% (Money Market and Bond Segments)
Managed Bond Fund	0.10%
U.S. Government Money Market Fund	0.05%

MML Advisers has entered into an investment subadvisory agreement with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, pursuant to which OFI serves as one of the subadvisers to the Equity Fund. This agreement provides that OFI manage the investment and reinvestment of a portion of the assets of the Fund. OFI receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that OFI manages, at the following annual rate:

Equity Fund	0.23%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated subadviser, Brandywine Global, pursuant to which Brandywine Global serves as one of the subadvisers to the Equity Fund. This agreement provides that Brandywine Global manage the investment and reinvestment of a portion of the assets of the Fund. Brandywine Global receives a subadvisory fee from MassMutual based upon the average daily net assets of the portion of the Fund that Brandywine Global manages.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its advisory fees and, if necessary, reimburse some or all of the Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$76,848,108	$41,737,446	$90,275,628	$36,090,161
Equity Fund	-	216,676,456	-	243,907,408
Managed Bond Fund	453,392,122	257,571,604	513,180,958	211,875,002

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Equity Fund	$2,500,916.40	$1,958,363.90

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount

Blend Fund Initial Class
Sold	273,279	$6,299,170	589,688	$13,074,798
Issued as reinvestment of dividends	1,984,806	42,810,832	1,674,930	36,251,636
Redeemed	(1,588,323)	(36,332,773)	(3,243,006)	(72,037,541)

Net increase (decrease)	669,762	$12,777,229	(978,388)	$(22,711,107)

Blend Fund Service Class
Sold	955,996	$21,730,664	1,146,791	$25,446,915
Issued as reinvestment of dividends	327,741	7,050,967	189,349	4,094,882
Redeemed	(187,638)	(4,253,002)	(341,691)	(7,572,019)

Net increase (decrease)	1,096,099	$24,528,629	994,449	$21,969,778

Equity Fund Initial Class
Sold	212,394	$6,779,465	516,163	$15,345,298
Issued as reinvestment of dividends	-	-	639,529	18,607,494
Redeemed	(1,302,595)	(41,603,425)	(2,630,242)	(78,306,976)

Net increase (decrease)	(1,090,201)	$(34,823,960)	(1,474,550)	$(44,354,184)

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Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Equity Fund Service Class
Sold	169,727	$5,360,836	436,476	$12,912,046
Issued as reinvestment of dividends	-	-	71,682	2,062,870
Redeemed	(202,533)	(6,414,698)	(434,797)	(12,725,794)

Net increase (decrease)	(32,806)	$(1,053,862)	73,361	$2,249,122

Managed Bond Fund Initial Class
Sold	5,994,600	$73,400,624	11,771,449	$146,212,529
Issued as reinvestment of dividends	613,321	7,437,573	2,440,386	30,212,037
Redeemed	(9,205,693)	(112,165,511)	(14,315,792)	(177,988,068)

Net increase (decrease)	(2,597,772)	$(31,327,314)	(103,957)	$(1,563,502)

Managed Bond Fund Service Class
Sold	1,664,126	$20,408,864	2,870,161	$35,490,830
Issued as reinvestment of dividends	172,013	2,081,729	659,027	8,142,837
Redeemed	(1,653,882)	(20,122,380)	(2,343,314)	(29,080,230)

Net increase (decrease)	182,257	$2,368,213	1,185,874	$14,553,437

U.S. Government Money Market Fund Initial Class
Sold	71,124,873	$71,124,873	52,121,545	$52,121,863
Issued as reinvestment of dividends	867,311	867,311	548,038	548,038
Redeemed	(37,087,472)	(37,087,471)	(69,530,642)	(69,531,082)

Net increase (decrease)	34,904,712	$34,904,713	(16,861,059)	$(16,861,181)

6.	Federal Income Tax Information

At June 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$545,915,554	$162,382,434	$(9,767,782)	$152,614,652
Equity Fund	701,266,371	154,098,809	(23,427,796)	130,671,013
Managed Bond Fund	1,249,736,254	10,858,144	(26,158,014)	(15,299,870)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2018, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2017, for federal income tax purposes, there were no unused capital losses.

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Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Managed Bond Fund	$2,149,132	$12,212,583

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blend Fund	$18,645,802	$21,700,716	$-
Equity Fund	14,969,212	5,701,153	-
Managed Bond Fund	38,354,874	-	-
U.S. Government Money Market Fund	548,038	-	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2017, temporary book and tax accounting differences were primarily attributable to investments in futures contracts, swap agreements, premium amortization accruals, corporate action basis adjustments, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$11,011,641	$35,628,320	$(206,885)	$150,241,469
Equity Fund	14,933,609	116,905,904	(259,160)	171,494,639
Managed Bond Fund	753,329	(14,361,715)	(238,430)	9,914,290
U.S. Government Money Market Fund	4,361	-	(53,517)	-

The Funds did not have any unrecognized tax benefits at June 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

80

Notes to Financial Statements (Unaudited) (Continued)

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund plus interest and the Official Committee’s court costs, is approximately $207,400.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Fund cannot predict the outcome of these proceedings. Accordingly, the Fund has not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

81

Other Information (Unaudited)

Proxy	Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly	Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’	Approval of Investment Advisory Contracts

At their meetings in May and June 2018, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Equity Fund, Managed Bond Fund, and U.S. Government Money Market Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

82

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2017. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the Blend Fund, total net expense information showed the Fund to be in the first quartile of its peer group (least expensive), and performance information showed the Fund to have had second and first quartile investment performance in its performance category for the most recent one- and three-year periods, respectively. The Committee also considered that the Managed Bond Fund had total net expenses in the first comparative quartile, and had performance that improved from the three-year period to the one-year period from the third comparative quartile to the first comparative quartile. The Committee determined that, with respect to the aforementioned Funds, further inquiry as to expense or performance was not warranted at this time.

For the Equity Fund, the Committee noted that the Fund’s total net expenses and net advisory fee were in the first comparative quartile (5th and 10th percentiles, respectively). The Committee noted that the Fund had experienced performance for the one-year period in the third comparative quartile (59th percentile) and three-year period in the fourth comparative quartile (78th percentile). It considered MML Advisers’ statements that relative performance had improved recently, and that MML Advisers expects that the replacement of one of the Fund’s subadvisers in December 2017 will result in improved consistency of returns relative to the Fund’s benchmark and performance category.

For the U.S. Government Money Market Fund, the Committee considered MML Advisers’ statement that, although the Fund’s performance for the one-year period was in the fourth comparative quartile (82nd percentile), the Fund’s performance for the three-year period was in the third comparative quartile (62nd percentile), one basis point below the performance category median. The Committee considered that the Fund’s total net expense ratio is in the third comparative quartile (75th percentile) and its net advisory fee is in the fourth comparative quartile (94th percentile). The Committee considered MML Advisers’ statement that the pricing of money market funds is in the process of changing following the recent adoption of money market fund rules by the SEC and that MML Advisers would in future periods consider the continuing appropriateness of the Fund’s fees and expenses in light of the outcome of the repricing function in the market.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

83

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2018

Expense	Examples:

The following information is in regards to expenses for the six months ended June 30, 2018:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2018.

Actual	Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.45%	$1,008.30	$2.23	$1,022.40	$2.24
Service Class	1,000	0.70%	1,007.00	3.46	1,021.20	3.49
Equity Fund
Initial Class	1,000	0.43%	986.70	2.11	1,022.50	2.14
Service Class	1,000	0.68%	985.40	3.33	1,021.30	3.39
Managed Bond Fund
Initial Class	1,000	0.42%	986.00	2.06	1,022.60	2.09
Service Class	1,000	0.67%	984.70	3.28	1,021.40	3.34
U.S. Government Money Market Fund
Initial Class	1,000	0.53%	1,005.40	2.62	1,022.00	2.64

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

84

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-45236-00

MassMutual

Semiannual Report

MML Series Investment Fund II

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

June 30, 2018

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six-month period from January 1, 2018 to June 30, 2018.

Market Highlights

•	During the first half of 2018, U.S. stocks encountered more volatility than investors experienced in all of 2017, while delivering mixed year-to-date returns.

•	Economic data supported a global growth environment in spite of headwinds caused by political and geopolitical tensions.

•	Foreign stocks in developed markets trailed their U.S. counterparts for the period, but fared better than stocks in emerging markets.

•	U.S. bonds faced headwinds, as the Federal Open Market Committee (FOMC) increased short-term rates two times under its new leadership.

Market Commentary

Domestic stocks continued to rise sharply at the start of the period, but encountered increased volatility beginning in February. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the first quarter of 2018. Both indexes hit record highs in January, but both struggled to hold onto their positive year-to-date returns as the first half of the year ended.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as a series of major hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times.

Several factors contributed to this market volatility. Wage growth in the U.S. triggered the first major sell-off in domestic markets for the year, as investors sought to balance the likelihood of continued growth against FOMC intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Scrutiny concerning revelations about how social media companies use data, and in particular, how social media giant Facebook had allowed customer data to be mined, undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs. Lastly, political turbulence unsettled markets, as investors tried to assess the impacts of reduced taxes, increasing federal debt limits, risks of a potential global trade war, and whether or not the historic summit between President Trump and North Korea’s Kim Jong-un would result in a permanent denuclearization.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

As a result, the broad market S&P 500 delivered a modest 2.65% return for the period, and the Dow ended down 0.73%. The technology-heavy NASDAQ Composite Index fared better, advancing 9.37%, as prominent technology companies like Apple, Netflix, and Google led the way. Small- and mid-cap stocks outperformed their larger peers and growth stocks widely outperformed their value counterparts during the period.

The information technology and consumer discretionary sectors led all others during the first half of 2018, as both delivered double-digit returns. The energy and health care sectors also delivered positive results for the period. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and consumer staples lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers and delivered a year-to-date return of -2.75%. Developed markets struggled to gain traction under the weight of sell-offs in the U.S. markets, widespread local political issues, and tariff speculations. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared even worse, trailing the S&P 500 with a -6.66% return for the period.

The Federal Reserve Board (the “Fed”) reasserted its influence on markets through actual and forecasted rate hikes and a change in leadership. Under new Fed Chairman Jerome Powell, the FOMC raised the target range for the federal funds rate two times during the reporting period – in March and June. While both hikes were in line with market expectations, the FOMC also projected two more increases through the remainder of 2018, a total of four compared to the three increases projected at the beginning of the year. The FOMC also raised its projection for the federal funds rate from 2.7% to 2.9% in 2019, reflecting its view that economic outlooks will continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields rose solidly, with the 10-year U.S. Treasury bond crossing the 3.00% threshold a few times before settling at 2.85% to end the period, compared to starting the year at 2.46%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.62%. Investment-grade corporate bonds fared poorly in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period with a return of -6.77%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, ending with a modest 0.16% gain.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you that as an investor seeking retirement income potential, it’s important to maintain perspective and have realistic expectations about the future performance of your annuity. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement income – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MML Investment Advisers, LLC as of 7/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Asset Momentum Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Asset Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing in asset classes the Fund’s subadviser considers to exhibit “bull market” characteristics. These “bull market” characteristics may include, for example, upward trending prices and relatively low volatility. The Fund expects that it will allocate its investments among the following asset classes: equity investments, debt investments, property investments, alternative investments, currency, and cash on deposit, excluding short term instruments. The Fund may invest in securities of issuers anywhere in the world, including emerging market countries. The Fund’s subadviser is Barings LLC (Barings).

MML Asset Momentum Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Common Stock	66.8%
U.S. Treasury Obligations	10.2%
Mutual Funds	7.9%

Total Long-Term Investments	84.9%
Short-Term Investments and Other Assets and Liabilities	15.1%

Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income and total return by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, which may include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities, which may experience high volatility in response to changes in interest rates. The Fund may invest in other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (ETFs), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Fund’s subadviser and its affiliates. The Fund’s subadviser is DoubleLine Capital LP (DoubleLine).

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Non-U.S. Government Agency Obligations	26.1%
U.S. Treasury Obligations	25.8%
Corporate Debt	24.6%
U.S. Government Agency Obligations and Instrumentalities	14.1%
Mutual Funds	3.5%
Sovereign Debt Obligations	1.6%
Municipal Obligations	0.1%
Common Stock	0.0%

Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%

Net Assets	100.0%

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser does not typically invest in companies with market capitalizations, at the time of purchase, of less than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Barings LLC (Barings).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/18

Amazon.com, Inc.	4.3%
Chevron Corp.	3.2%
Mastercard, Inc. Class A	3.0%
Micron Technology, Inc.	2.9%
Alphabet, Inc. Class A	2.7%
NetApp, Inc.	2.6%
Comerica, Inc.	2.4%
JP Morgan Chase & Co.	2.4%
Berkshire Hathaway, Inc. Class B	2.3%
Fifth Third Bancorp	2.2%

28.0%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/18

Financial	24.7%
Technology	18.5%
Consumer, Non-cyclical	16.1%
Communications	15.6%
Energy	8.5%
Consumer, Cyclical	7.1%
Industrial	5.2%
Basic Materials	3.5%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser. The Fund’s subadviser is Barings LLC (Barings).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Corporate Debt	92.5%
Bank Loans	3.5%
Preferred Stock	0.8%
Common Stock	0.6%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

U.S. Treasury Obligations	85.5%
Non-U.S. Government Agency Obligations	47.3%
Corporate Debt	2.6%
U.S. Government Agency Obligations and Instrumentalities	0.8%
Purchased Options	0.7%
Municipal Obligations	0.0%

Total Long-Term Investments	136.9%
Short-Term Investments and Other Assets and Liabilities	(36.9)%

Net Assets	100.0%

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/18

Corporate Debt	47.9%
Non-U.S. Government Agency Obligations	47.3%
U.S. Treasury Obligations	1.5%
U.S. Government Agency Obligations and Instrumentalities	1.0%
Purchased Options	0.9%
Municipal Obligations	0.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/18

Korn/Ferry International	2.5%
ASGN, Inc.	2.0%
CACI International, Inc. Class A	2.0%
Visteon Corp.	1.9%
Zynga, Inc. Class A	1.7%
j2 Global, Inc.	1.6%
Generac Holdings, Inc.	1.6%
Matador Resources Co.	1.6%
National Storage Affiliates Trust	1.5%
Black Hills Corp.	1.5%

17.9%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/18

Financial	22.2%
Consumer, Non-cyclical	21.9%
Consumer, Cyclical	13.9%
Technology	13.8%
Industrial	12.9%
Communications	4.6%
Energy	3.6%
Mutual Funds	3.3%
Basic Materials	3.1%
Utilities	2.7%

Total Long-Term Investments	102.0%
Short-Term Investments and Other Assets and Liabilities	(2.0)%

Net Assets	100.0%

MML Special Situations Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies that are involved in “special situations.” A special situation might include, for example, a recently announced spin-off or divestiture, a change in dividend policy, involvement in a merger or acquisition transaction, a change in management, a significant change in ownership, or changes due to bankruptcy or insolvency process. The Fund’s subadviser expects that the Fund’s portfolio will initially emphasize “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although the Fund’s holdings of securities of different market capitalizations will vary over time, depending on market conditions generally and on the companies involved at the time (or that the subadviser expects to be involved) in special situations. The Fund will typically invest primarily in common stocks. When the subadviser determines that there are an insufficient number of companies involved (or likely to be involved) in special situations, it may invest in any equity securities it considers to be consistent with the Fund’s objective of growth of capital over the long term. It may also invest in exchange-traded funds (ETFs) providing broad equity exposures or in derivatives, including swaps, futures contracts, and options, to gain broad exposures to equity markets. The Fund’s subadviser is Barings LLC (Barings).

MML Special Situations Fund Largest Holdings (% of Net Assets) on 6/30/18

PayPal Holdings, Inc.	8.9%
Zoetis, Inc.	6.7%
Fortive Corp.	5.7%
TopBuild Corp.	5.5%
Hewlett Packard Enterprise Co.	4.7%
Synchrony Financial	4.2%
The Madison Square Garden Co. Class A	3.7%
Keysight Technologies, Inc.	3.4%
Lamb Weston Holdings, Inc.	3.2%
Liberty Latin America Ltd.	2.7%

48.7%

MML Special Situations Fund Sector Table (% of Net Assets) on 6/30/18

Consumer, Non-cyclical	27.9%
Industrial	23.7%
Communications	11.9%
Consumer, Cyclical	7.6%
Financial	7.6%
Technology	7.2%
Basic Materials	5.8%
Energy	2.5%
Utilities	2.2%

Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%

Net Assets	100.0%

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (MSCI) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/18

Alibaba Group Holding Ltd. Sponsored ADR	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Tencent Holdings Ltd.	5.0%
Novatek PJSC Sponsored GDR Registered	3.6%
Glencore PLC	3.5%
Kering SA	3.3%
Housing Development Finance Corp. Ltd.	3.0%
Kotak Mahindra Bank Ltd.	2.9%
AIA Group Ltd.	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.5%

37.3%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/18

Financial	20.4%
Communications	19.6%
Consumer, Non-cyclical	18.4%
Consumer, Cyclical	14.5%
Technology	8.7%
Basic Materials	5.7%
Energy	4.2%
Industrial	2.7%
Mutual Funds	1.9%
Diversified	1.4%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

MML Asset Momentum Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 66.8%

COMMON STOCK — 66.8%
Communications — 9.0%
Internet — 7.8%
Facebook, Inc. Class A (a)	11,600	$2,254,112

Telecommunications — 1.2%
1&1 Drillisch AG	3,800	216,254
NTT DOCOMO, Inc.	5,600	142,624

		358,878

		2,612,990

Consumer, Cyclical — 10.5%
Distribution & Wholesale — 2.7%
Pool Corp.	5,100	772,650

Home Builders — 6.2%
NVR, Inc. (a)	600	1,782,210

Retail — 0.3%
Fielmann AG	1,400	96,858

Textiles — 1.3%
Mohawk Industries, Inc. (a)	1,800	385,686

		3,037,404

Consumer, Non-cyclical — 6.2%
Biotechnology — 1.4%
CSL Ltd.	2,800	400,293

Foods — 0.9%
Nestle SA Registered	1,300	100,642
Saputo, Inc.	4,500	149,412

		250,054

Health Care – Products — 0.8%
Advanced Medical Solutions Group PLC	54,425	235,255

Health Care – Services — 2.0%
Fresenius SE & Co. KGaA	5,900	473,749
Ramsay Health Care Ltd.	3,000	120,047

		593,796

Household Products & Wares — 1.1%
Henkel AG & Co. KGaA	2,000	222,519
Portmeirion Group PLC	5,600	86,096

		308,615

		1,788,013

Financial — 15.8%
Banks — 11.7%
Associated Banc-Corp.	11,500	313,950
Bank of America Corp.	9,400	264,986
BOK Financial Corp.	3,100	291,431
Comerica, Inc.	3,000	272,760
Fifth Third Bancorp	9,000	258,300
JP Morgan Chase & Co.	2,600	270,920
KeyCorp	13,800	269,652

	Number of Shares	Value
Regions Financial Corp.	15,200	$270,256
SVB Financial Group (a)	1,100	317,636
Synovus Financial Corp.	5,800	306,414
Western Alliance Bancorp (a)	4,900	277,389
Zions Bancorp	5,300	279,257

		3,392,951

Diversified Financial Services — 3.6%
Mastercard, Inc. Class A	5,300	1,041,556

Private Equity — 0.5%
Onex Corp.	1,700	124,773

		4,559,280

Industrial — 23.9%
Aerospace & Defense — 10.8%
Lockheed Martin Corp.	5,400	1,595,322
Raytheon Co.	7,900	1,526,122

		3,121,444

Building Materials — 0.3%
Breedon Group PLC (a)	88,437	95,937

Electronics — 7.2%
Halma PLC	17,600	317,799
Honeywell International, Inc.	12,300	1,771,815

		2,089,614

Hand & Machine Tools — 0.5%
Schindler Holding AG	700	150,762

Machinery – Diversified — 1.8%
Cummins, Inc.	1,500	199,500
Roper Technologies, Inc.	1,100	303,501

		503,001

Miscellaneous – Manufacturing — 2.4%
A.O. Smith Corp.	4,200	248,430
General Electric Co.	16,000	217,760
Illinois Tool Works, Inc.	1,700	235,518

		701,708

Packaging & Containers — 0.9%
Ball Corp.	7,400	263,070

		6,925,536

Technology — 1.4%
Software — 1.4%
EMIS Group PLC	11,800	138,573
Nexus AG	3,400	109,220
Open Text Corp.	4,200	147,822

		395,615

TOTAL COMMON STOCK (Cost 18,091,886)		19,318,838

TOTAL EQUITIES (Cost 18,091,886)		19,318,838

The accompanying notes are an integral part of the financial statements.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 10.2%

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds & Notes — 10.2%
U.S. Treasury Note 1.750%, 11/30/19 (b)	$3,000,000	$2,969,918

TOTAL U.S. TREASURY OBLIGATIONS (Cost 2,991,914)		2,969,918

TOTAL BONDS & NOTES (Cost 2,991,914)		2,969,918

	Number of Shares

MUTUAL FUNDS — 7.9%
Diversified Financial Services — 7.9%
iShares MSCI Brazil Capped Index Fund	36,000	1,153,800
iShares MSCI India ETF	6,600	219,714
Vanguard Total Stock Market ETF	6,500	912,795

		2,286,309

TOTAL MUTUAL FUNDS (Cost 2,200,226)		2,286,309

TOTAL LONG-TERM INVESTMENTS (Cost 23,284,026)		24,575,065

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 15.3%
Repurchase Agreement — 15.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	$4,425,081	$4,425,081

TOTAL SHORT-TERM INVESTMENTS (Cost $4,425,081)		4,425,081

TOTAL INVESTMENTS — 100.2% (Cost $27,709,107) (d)		29,000,146

Other Assets/(Liabilities) — (0.2)%		(67,165)

NET ASSETS — 100.0%		$28,932,981

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $4,425,427. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $4,513,884.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at June 30, 2018:

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Buy
GBP	1,016,335	HSBC Bank USA*	6/21/19		$1,400,000	$(35,998)
THB	42,808,350	HSBC Bank USA*	11/13/18		1,300,000	(2,245)

					$2,700,000	$(38,243)

Cross Currency Forwards
MYR	6,000,000	Barclays Bank PLC*	2/22/19	JPY	159,300,000	$15,875
GBP	995,000	HSBC Bank USA*	4/05/19	AUD	1,846,464	(39,221)

						$(23,346)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
S&P 500 E Mini Index	9/21/18	123	$17,073,116	$(335,276)

Currency Legend

AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen
MYR	Malaysian Ringgit
THB	Thai Baht

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
SandRidge Energy, Inc. (a)	648	$11,495

TOTAL COMMON STOCK (Cost $18,804)		11,495

TOTAL EQUITIES (Cost $18,804)		11,495

	Principal Amount
BONDS & NOTES — 92.3%

CORPORATE DEBT — 24.6%
Advertising — 0.1%
Omnicom Group, Inc./ Omnicom Capital, Inc. 3.600% 4/15/26	$570,000	545,431

Aerospace & Defense — 0.2%
Lockheed Martin Corp. 4.700% 5/15/46	505,000	536,876
TransDigm, Inc. 6.375% 6/15/26	305,000	302,712

		839,588

Agriculture — 0.1%
BAT Capital Corp. 3.223% FRN 8/15/22 (b) (c)	105,000	105,745
Reynolds American, Inc. 4.000% 6/12/22	385,000	387,398

		493,143

Airlines — 0.3%
Delta Air Lines, Inc. 3.625% 3/15/22	285,000	281,784
3.800% 4/19/23	285,000	281,637
Guanay Finance Ltd. 6.000% 12/15/20 (d)	403,532	404,540
Latam Finance Ltd. 6.875% 4/11/24 (d)	200,000	195,500

		1,163,461

Auto Manufacturers — 0.6%
Daimler Finance North America LLC 3.203% FRN 5/04/23 (b) (c)	1,135,000	1,138,383
Ford Motor Co. 7.450% 7/16/31	485,000	569,894
General Motors Co. 3 mo. USD LIBOR + .800% 3.163% FRN 8/07/20	210,000	210,700

	Principal Amount	Value
General Motors Financial Co., Inc. 3.311% FRN 1/05/23 (c)	$505,000	$506,650
3.950% 4/13/24	115,000	112,540

		2,538,167

Banks — 4.0%
Banco de Costa Rica 5.250% 8/12/18 (d)	200,000	199,490
Banco De Credito del Per 5.375% 9/16/20 (d)	200,000	207,700
Banco de Credito del Peru 2.250% 10/25/19 (d)	300,000	295,500
Banco de Credito e Inversiones 4.000% 2/11/23 (d)	200,000	198,501
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (b)	200,000	201,000
Banco Del Estado Chile 4.125% 10/07/20 (d)	200,000	201,916
Banco del Estado de Chile 3.875% 2/08/22 (d)	150,000	149,416
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN 10/29/49 (d)	600,000	469,500
Banco Internacional del Peru SAA 5.750% 10/07/20 (d)	700,000	729,757
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (d)	350,000	327,250
Banco Mercantil del Norte SA 5 year CMT + 4.447% 5.750% VRN 10/04/31 (d)	200,000	183,000
Banco Santander Chile 3.875% 9/20/22 (d)	150,000	148,996
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 year CMT + 4.580% 5.950% VRN 1/30/24 (d)	400,000	402,000
Banco Santander SA 3.420% FRN 2/23/23 (c)	600,000	601,582
Bancolombia SA 4.875% VRN 10/18/27 (c)	200,000	190,002
6.125% 7/26/20	100,000	104,000
Banistmo SA 3.650% 9/19/22 (b)	200,000	188,500
Bank of Montreal 3.803% VRN 12/15/32 (c)	450,000	416,840
Barclays PLC 3.710% FRN 5/16/24 (c)	425,000	421,494
BBVA Bancomer SA 5.125% VRN 1/18/33 (c) (d)	400,000	354,500
BDO Unibank, Inc. 2.625% 10/24/21 (d)	300,000	288,371
2.950% 3/06/23 (d)	300,000	283,474

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA 3.375% 1/09/25 (b)	$595,000	$562,086
Capital One Financial Corp. 3.079% FRN 1/30/23 (c)	140,000	139,188
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 3.421% FRN 5/17/24	845,000	849,225
Credit Agricole SA 3.750% 4/24/23 (b)	535,000	524,165
Credit Suisse Group AG 3.566% FRN 6/12/24 (b) (c)	680,000	679,391
Global Bank Corp. 5.125% 10/30/19 (d)	700,000	705,110
The Goldman Sachs Group, Inc. 3.139% FRN 10/31/22 (c)	370,000	370,075
3.491% FRN 5/15/26 (c)	360,000	355,613
HSBC Holdings PLC 3.950% VRN 5/18/24 (c)	850,000	846,957
Industrial Senior Trust 5.500% 11/01/22 (d)	100,000	98,500
Itau CorpBanca 3.875% 9/22/19 (d)	200,000	200,725
Itau Unibanco Holding SA 6.500% VRN 12/31/99 (c) (d)	350,000	331,975
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (c)	600,000	553,578
Macquarie Group Ltd. 3.189% VRN 11/28/23 (b) (c)	330,000	314,866
4.150% VRN 3/27/24 (b) (c)	280,000	278,675
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (d)	600,000	590,493
Mitsubishi UFJ Financial Group, Inc. 3.061% FRN 3/02/23 (c)	565,000	566,171
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	585,000	556,012
Oversea-Chinese Banking Corp. Ltd. 5 year USD Swap + 2.203% 4.000% VRN 10/15/24 (d)	200,000	200,695
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	285,000	276,082
Sumitomo Mitsui Financial Group, Inc. 3.093% FRN 1/17/23 (c)	885,000	885,925
Union Bank of the Philippines 3.369% 11/29/22 (d)	400,000	379,972
United Overseas Bank Ltd. 5 year USD Swap + 2.236% 3.500% VRN 9/16/26 (d)	200,000	196,159
5 year USD Swap + 1.995% 3.750% VRN 9/19/24 (d)	500,000	499,809
Westpac Banking Corp. 3.063% FRN 5/15/23 (c)	850,000	850,752

		18,374,988

	Principal Amount	Value
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	$250,000	$257,095
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	290,000	285,724
Embotelladora Andina SA 5.000% 10/01/23 (d)	600,000	620,833
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	200,000	190,904

		1,354,556

Biotechnology — 0.1%
Celgene Corp. 4.350% 11/15/47	595,000	523,992

Building Materials — 0.1%
Builders FirstSource, Inc. 5.625% 9/01/24 (b)	320,000	311,200
Owens Corning 4.400% 1/30/48	295,000	246,305

		557,505

Chemicals — 0.3%
Grupo Idesa SA de CV 7.875% 12/18/20 (d)	400,000	308,000
Hexion, Inc. 6.625% 4/15/20	80,000	74,912
10.375% 2/01/22 (b)	245,000	240,100
The Mosaic Co. 4.050% 11/15/27	600,000	573,384
UPL Corp. Ltd. 3.250% 10/13/21 (d)	200,000	193,471

		1,389,867

Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (b)	315,000	319,599
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (b)	315,000	320,512

		640,111

Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (d)	375,000	367,781
ENA Norte Trust 4.950% 4/25/28 (d)	140,817	141,345
Garda World Security Corp. 8.750% 5/15/25 (b)	305,000	311,863
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (b)	223,000	237,428
The ServiceMaster Co. LLC 5.125% 11/15/24 (b)	165,000	160,050

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Team Health Holdings, Inc. 6.375% 2/01/25 (b)	$185,000	$159,100

		1,377,567

Cosmetics & Personal Care — 0.0%
Coty, Inc. 6.500% 4/15/26 (b)	165,000	158,297

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	600,000	562,852
Air Lease Corp. 3.750% 2/01/22	585,000	585,683
Ally Financial, Inc. 4.125% 3/30/20	555,000	555,694
4.250% 4/15/21	30,000	30,000
American Express Co. 2.500% 8/01/22	1,115,000	1,069,229
ASP AMC Merger Sub, Inc. 8.000% 5/15/25 (b)	175,000	145,250
Banco BTG Pactual SA 5 year CMT + 6.978% 8.750% VRN 12/29/49 (d)	200,000	201,604
Discover Financial Services 4.100% 2/09/27	720,000	690,612
Interoceanica IV Finance Ltd. 0.010% 11/30/25 (d)	999,209	839,335
NFP Corp. 6.875% 7/15/25 (b)	320,000	313,600
SPARC EM SPC Panama Metro Line 2 SP 0.010% 12/05/22 (b)	700,000	626,150
0.010% 12/05/22 (d)	600,000	536,700
Springleaf Finance Corp. 7.125% 3/15/26	100,000	99,500
Synchrony Financial 3.000% 8/15/19	530,000	528,874
3.950% 12/01/27	25,000	23,063
Unifin Financiera SAB de CV SOFOM ENR 8.875% VRN 12/31/99 (c) (d)	200,000	178,602

		6,986,748

Electric — 2.5%
AES Andres BV / Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (b)	500,000	515,000
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	304,687
DTE Energy Co. 3.800% 3/15/27	500,000	488,803
Duke Energy Corp. 3.750% 9/01/46	215,000	189,374
3.950% 8/15/47	240,000	219,060

	Principal Amount	Value
Duke Energy Florida LLC 3.200% 1/15/27	$1,000,000	$962,062
Duke Energy Progress, Inc. 4.150% 12/01/44	470,000	463,837
Edison International 4.125% 3/15/28	575,000	566,148
Empresa Electrica Angamos SA 4.875% 5/25/29 (d)	191,300	186,400
Engie Energia Chile SA 5.625% 1/15/21 (d)	100,000	103,497
Eversource Energy 2.750% 3/15/22	1,000,000	975,092
Exelon Corp. 3.400% 4/15/26	750,000	712,328
Fortis, Inc. 2.100% 10/04/21	580,000	553,458
Inkia Energy Ltd. 5.875% 11/09/27 (d)	200,000	186,500
Israel Electric Corp. Ltd. 5.000% 11/12/24 (b)	200,000	205,300
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	269,143
NextEra Energy Operating Partners LP 4.500% 9/15/27 (b)	340,000	317,900
Pampa Energia SA 7.500% 1/24/27 (d)	600,000	540,000
PSEG Power LLC 3.850% 6/01/23	430,000	428,029
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	923,799
Southern California Edison Co. 4.125% 3/01/48	290,000	274,378
The Southern Co. 1.850% 7/01/19	65,000	64,354
2.450% 9/01/18	770,000	769,492
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	967,434

		11,186,075

Electronics — 0.2%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	271,758
Corning, Inc. 4.375% 11/15/57	595,000	518,712

		790,470

Engineering & Construction — 0.4%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	776,615	801,855
Mexico City Airport Trust 4.250% 10/31/26 (b)	500,000	471,250
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (b)	300,000	286,972
3.625% 4/28/26 (b)	300,000	289,533

		1,849,610

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.2%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.250% 10/15/25 (b)	$335,000	$316,994
Eldorado Resorts, Inc. 6.000% 4/01/25	315,000	315,394
GLP Capital LP / GLP Financing II, Inc. 5.750% 6/01/28	325,000	327,437

		959,825

Environmental Controls — 0.2%
Hulk Finance Corp. 7.000% 6/01/26 (b)	180,000	172,350
Republic Services, Inc. 3.375% 11/15/27	255,000	241,682
Tervita Escrow Corp. 7.625% 12/01/21 (b)	310,000	316,200

		730,232

Foods — 1.1%
B&G Foods, Inc. 5.250% 4/01/25	340,000	320,450
Cosan Overseas Ltd. 8.250% 11/29/49 (d)	500,000	498,750
ESAL GmbH 6.250% 2/05/23 (d)	400,000	372,504
JBS USA LUX SA/JBS USA Finance, Inc. 6.750% 2/15/28 (b)	130,000	122,811
Kraft Heinz Foods Co. 2.000% 7/02/18	235,000	235,000
2.800% 7/02/20	345,000	342,530
The Kroger Co. 3.400% 4/15/22	565,000	561,109
MARB BondCo PLC 6.875% 1/19/25 (d)	200,000	190,000
Marfrig Holdings Europe BV 8.000% 6/08/23 (b)	200,000	202,500
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc. 8.500% 6/01/26 (b)	75,000	72,375
Minerva Luxembourg SA 5.875% 1/19/28 (d)	400,000	349,200
6.500% 9/20/26 (d)	200,000	183,250
Pilgrim’s Pride Corp. 5.750% 3/15/25 (b)	330,000	316,800
Post Holdings, Inc. 5.500% 3/01/25 (b)	320,000	312,400
Smithfield Foods, Inc. 4.250% 2/01/27 (b)	595,000	572,536
Sysco Corp. 3.250% 7/15/27	580,000	543,231

		5,195,446

	Principal Amount	Value
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	$200,000	$204,202
Georgia-Pacific LLC 3.600% 3/01/25 (b)	565,000	562,449
Inversiones CMPC SA/Cayman Islands Branch 4.500% 4/25/22 (d)	200,000	201,499

		968,150

Health Care – Products — 0.5%
Avantor, Inc. 9.000% 10/01/25 (b)	155,000	156,194
Becton Dickinson and Co. 2.894% 6/06/22	860,000	831,821
Boston Scientific Corp. 4.000% 3/01/28	300,000	293,316
Universal Hospital Services, Inc. 7.625% 8/15/20	330,000	329,175
Zimmer Biomet Holdings, Inc. 2.700% 4/01/20	570,000	564,474

		2,174,980

Health Care – Services — 0.2%
Anthem, Inc. 2.300% 7/15/18	400,000	399,949
2.950% 12/01/22	50,000	48,560
Centene Corp. 4.750% 1/15/25	330,000	328,350
Centene Escrow I Corp. 5.375% 6/01/26 (b)	35,000	35,460
Polaris Intermediate Corp. 8.500% 12/01/22 (b)	80,000	82,500

		894,819

Holding Companies – Diversified — 0.1%
CK Hutchison International 17 II Ltd. 2.250% 9/29/20 (b)	200,000	195,572
CK Hutchison International 17 Ltd. 2.875% 4/05/22 (d)	200,000	194,930

		390,502

Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	335,000	324,113

Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. 9.000% 8/15/23 (b)	330,000	297,000

Housewares — 0.1%
Newell Brands, Inc. 5.500% 4/01/46	480,000	467,853

Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.250% 8/01/23 (b)	315,000	325,198

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Global Funding 3.000% 7/01/22 (b)	$600,000	$581,087
AXA Equitable Holdings, Inc. 3.900% 4/20/23 (b)	585,000	580,391
Brighthouse Financial, Inc. 3.700% 6/22/27	575,000	510,691
Liberty Mutual Group, Inc. 6.500% 5/01/42 (b)	655,000	799,643
Wand Merger Corp. 8.125% 7/15/23 (b) (e)	145,000	147,175

		2,944,185

Internet — 0.2%
Alibaba Group Holding Ltd. 2.800% 6/06/23	200,000	192,570
Expedia, Inc. Co. 3.800% 2/15/28	595,000	544,870
Match Group, Inc. 5.000% 12/15/27 (b)	345,000	320,850

		1,058,290

Investment Companies — 0.2%
Temasek Financial I Ltd. 2.375% 1/23/23 (d)	750,000	720,704

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	295,000	272,452
Viking Cruises Ltd. 5.875% 9/15/27 (b)	330,000	311,850

		584,302

Lodging — 0.1%
Boyd Gaming Corp. 6.000% 8/15/26 (b)	65,000	64,350
Gohl Capital Ltd. 4.250% 1/24/27 (d)	600,000	567,929

		632,279

Machinery – Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.250% 3/15/24 (b)	300,000	319,170

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (b)	175,000	160,125
5.750% 2/15/26 (b)	160,000	157,200
Cengage Learning, Inc. 9.500% 6/15/24 (b)	265,000	223,263
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	575,000	580,683

	Principal Amount	Value
CSC Holdings LLC 5.250% 6/01/24	$170,000	$160,650
VTR Finance BV 6.875% 1/15/24 (d)	200,000	200,940

		1,482,861

Mining — 0.2%
Anglo American Capital PLC 4.500% 3/15/28 (b)	585,000	564,625
Vedanta Resources PLC 6.125% 8/09/24 (d)	200,000	175,784

		740,409

Oil & Gas — 2.3%
Andeavor 5.125% 12/15/26	530,000	552,516
Bharat Petroleum Corp. Ltd. 4.625% 10/25/22 (d)	200,000	202,726
BPRL International Singapore Pte Ltd. 4.375% 1/18/27 (d)	500,000	474,854
Canacol Energy Ltd. 7.250% 5/03/25 (b)	200,000	193,000
Canadian Natural Resources Ltd. 2.950% 1/15/23	300,000	289,441
CNOOC Finance Ltd. 4.250% 1/26/21 (d)	200,000	203,807
CNOOC Finance USA LLC 3.750% 5/02/23	570,000	568,971
CNPC HK Overseas Capital Ltd. 4.500% 4/28/21 (d)	200,000	205,367
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (b)	100,000	100,030
5.412% 12/30/25 (b)	100,000	100,300
Ecopetrol SA 7.625% 7/23/19	600,000	626,280
EQT Corp. 3.900% 10/01/27	610,000	568,869
Extraction Oil & Gas, Inc. 5.625% 2/01/26 (b)	160,000	153,210
Geopark Ltd. 6.500% 9/21/24 (d)	200,000	191,828
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (d)	400,000	375,500
Gulfport Energy Corp. 6.375% 5/15/25	335,000	325,787
Indian Oil Corp. Ltd. 5.750% 8/01/23 (d)	600,000	633,153
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	190,000	183,350
Nabors Industries, Inc. 5.750% 2/01/25 (b)	200,000	189,000
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (d)	850,000	793,393

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras Global Finance BV 5.750% 2/01/29	$500,000	$439,565
7.250% 3/17/44	100,000	92,500
Petroleos Mexicanos 6.350% 2/12/48 (b)	285,000	257,213
6.750% 9/21/47	290,000	273,441
Petronas Capital Ltd. 3.500% 3/18/25 (d)	800,000	773,329
Phillips 66 5.875% 5/01/42	235,000	272,755
QEP Resources, Inc. 5.625% 3/01/26	165,000	157,988
Sanchez Energy Corp. 6.125% 1/15/23	215,000	146,200
Sinopec Group Overseas Development Ltd. 2.750% 9/29/26 (d)	500,000	448,958
Sunoco LP/Sunoco Finance Corp. 5.500% 2/15/26 (b)	165,000	156,338
Transocean Guardian Ltd. 5.875% 1/15/24 (b) (e)	85,000	84,681
YPF Sociedad Anonima 6.950% 7/21/27 (d)	350,000	300,562
8.500% 7/28/25 (d)	200,000	190,440

		10,525,352

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.080% 12/15/47	580,000	518,323
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/01/26 (b)	160,000	165,600
Weatherford International Ltd. 9.875% 2/15/24	160,000	161,549

		845,472

Packaging & Containers — 0.3%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	325,000	312,812
7.875% 7/15/26 (b)	25,000	24,903
Packaging Corp. of America 3.400% 12/15/27	290,000	273,516
WestRock Co. 3.750% 3/15/25 (b)	580,000	568,618

		1,179,849

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	550,000	544,044
AstraZeneca PLC 2.375% 6/12/22	600,000	577,140
CVS Health Corp. 5.050% 3/25/48	575,000	585,175

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	$580,000	$545,661
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	830,000	716,913

		2,968,933

Pipelines — 1.0%
Cheniere Energy Partners LP 5.250% 10/01/25 (b)	325,000	317,021
Enable Midstream Partners LP 4.400% 3/15/27	565,000	537,395
Energy Transfer Partners LP 4.200% 4/15/27	10,000	9,423
4.750% 1/15/26	470,000	466,003
EQT Midstream Partners LP 4.750% 7/15/23	720,000	718,840
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (b)	228,837	233,986
GNL Quintero SA 4.634% 7/31/29 (d)	250,000	244,687
Kinder Morgan Energy Partners LP 6.950% 1/15/38	570,000	649,643
Sabine Pass Liquefaction LLC 5.000% 3/15/27	660,000	670,684
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	702,044

		4,549,726

Real Estate Investment Trusts (REITS) — 1.0%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	420,000	422,313
American Tower Corp. 3.600% 1/15/28	575,000	532,776
4.400% 2/15/26	950,000	943,196
Boston Properties LP 4.125% 5/15/21	520,000	529,492
Crown Castle International Corp. 3.650% 9/01/27	575,000	534,840
3.700% 6/15/26	700,000	660,044
4.000% 3/01/27	225,000	216,599
Digital Realty Trust LP 3.700% 8/15/27	250,000	237,582
ESH Hospitality, Inc. 5.250% 5/01/25 (b)	330,000	318,450
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	340,000	333,200

		4,728,492

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (b)	335,000	316,977

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (b)	$340,000	$312,596
Dollar Tree, Inc. 4.000% 5/15/25	555,000	542,403
McDonald’s Corp. 4.450% 3/01/47	235,000	231,905
PetSmart, Inc. 5.875% 6/01/25 (b)	115,000	88,562
7.125% 3/15/23 (b)	200,000	134,260

		1,626,703

Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	560,000	559,914
Microchip Technology, Inc. 4.333% 6/01/23 (b)	565,000	565,961

		1,125,875

Software — 0.4%
Fidelity National Information Services, Inc. 3.625% 10/15/20	415,000	417,617
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (b)	290,000	323,676
Informatica LLC 7.125% 7/15/23 (b)	315,000	318,219
Oracle Corp. 4.125% 5/15/45	285,000	274,832
Riverbed Technology, Inc. 8.875% 3/01/23 (b)	165,000	156,420
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (b)	135,000	149,935
Sophia LP/Sophia Finance, Inc. 9.000% 9/30/23 (b)	310,000	325,461

		1,966,160

Telecommunications — 1.5%
AT&T, Inc. 5.250% 3/01/37	750,000	737,665
Axiata SPV2 Bhd 3.466% 11/19/20 (d)	900,000	895,108
Bharti Airtel International Netherlands BV 5.125% 3/11/23 (d)	400,000	395,183
Bharti Airtel Ltd. 4.375% 6/10/25 (d)	500,000	460,382
CB Escrow Corp. 8.000% 10/15/25 (b)	80,000	74,600
Cincinnati Bell, Inc. 7.000% 7/15/24 (b)	235,000	214,437
CommScope Technologies Finance LLC 6.000% 6/15/25 (b)	320,000	326,800

	Principal Amount	Value
Comunicaciones Celulares SA Via Comcel Trust 6.875% 2/06/24 (d)	$200,000	$204,960
Digicel Group Ltd. 7.125% 4/01/22 (d)	500,000	327,500
Frontier Communications Corp. 8.500% 4/15/20	85,000	86,861
GTT Communications, Inc. 7.875% 12/31/24 (b)	310,000	306,900
Intelsat Jackson Holdings SA 7.250% 10/15/20	165,000	164,175
Level 3 Financing, Inc. 5.375% 1/15/24	330,000	323,235
Orange SA 2.750% 2/06/19	564,000	563,618
SingTel Group Treasury Pte Ltd. 4.500% 9/08/21 (d)	200,000	206,282
Sprint Capital Corp. 6.875% 11/15/28	80,000	76,600
Sprint Corp. 7.125% 6/15/24	165,000	166,582
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738% 3/20/25 (b)	200,000	198,460
Telefonica Chile SA 3.875% 10/12/22 (d)	200,000	197,797
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	285,000	304,950
Verizon Communications, Inc. 4.400% 11/01/34	565,000	526,937

		6,759,032

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	520,000	481,031

Transportation — 0.7%
Burlington Northern Santa Fe LLC 4.550% 9/01/44	505,000	524,916
CSX Corp. 3.800% 11/01/46	600,000	531,645
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (b)	750,000	738,750
FedEx Corp. 4.750% 11/15/45	545,000	542,747
Lima Metro Line 2 Finance Ltd. 5.875% 7/05/34 (d)	750,000	763,200
PSA International Pte Ltd. 3.875% 2/11/21 (d)	100,000	101,550

		3,202,808

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (b)	$275,000	$271,017

TOTAL CORPORATE DEBT (Cost $115,843,307)		111,885,146

MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission 5.063% 5/01/24	135,000	146,814
State of California BAB 7.550% 4/01/39	190,000	280,181

		426,995

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		426,995

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Automobile ABS — 0.1%
GLS Auto Receivables Trust, Series 2018-2A, Class B, 3.710% 3/15/23 (b)	500,000	500,272

Commercial MBS — 7.6%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, 1.685% VRN 2/15/50 (c)	4,568,967	450,254
BX Trust Series 2017-SLCT, Class D, 1 mo. LIBOR + 2.050% 4.123% FRN 7/15/34 (b)	216,000	216,454
Series 2017-SLCT, Class E, 1 mo. LIBOR + 3.150% 5.223% FRN 7/15/34 (b)	355,000	356,850
CD Mortgage Trust, Series 2017-CD4, Class XA, 1.478% VRN 5/10/50 (c)	5,794,152	487,864
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.222% VRN 1/10/48 (c)	5,757,770	368,139
CHT Mortgage Trust Series 2017-CSMO, Class E, 5.073% FRN 11/15/36 (b) (c)	378,000	379,967
Series 2017-CSMO, Class F, 5.815% FRN 11/15/36 (b) (c)	754,000	757,934
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA, 1.031% VRN 11/10/48 (c)	5,288,883	233,255
Series 2016-P4, Class XA, 2.159% VRN 7/10/49 (c)	3,733,879	431,815
Series 2016-GC36, Class D, 2.850% 2/10/49 (b)	583,000	453,614

	Principal Amount	Value
Series 2016-P4, Class A4, 2.902% 7/10/49	$547,000	$517,465
Series 2016-SMPL, Class D, 3.520% 9/10/31 (b)	534,000	524,731
Series 2016-P6, Class A5, 3.720% VRN 12/10/49 (c)	435,000	435,541
Series 2015-GC31, Class C, 4.198% VRN 6/10/48 (c)	700,000	671,767
Series 2015-GC35, Class C, 4.650% VRN 11/10/48 (c)	413,000	402,955
CLNS Trust Series 2017-IKPR, Class D, 1 mo. LIBOR + 2.050% 4.096% FRN 6/11/32 (b)	190,000	190,310
Series 2017-IKPR, Class E, 1 mo. LIBOR + 3.500% 5.546% FRN 6/11/32 (b)	190,000	190,602
Series 2017-IKPR, Class F, 1 mo. LIBOR + 4.500% 6.546% FRN 6/11/32 (b)	190,000	191,075
COMM Mortgage Trust Series 2016-DC2, Class XA, 1.205% VRN 2/10/49 (c)	979,961	58,743
Series 2016-GCT, Class E, 3.577% VRN 8/10/29 (b) (c)	210,000	201,751
Series 2015-CR22, Class D, 4.259% VRN 3/10/48 (b) (c)	650,000	550,450
Series 2012-CR4, Class D, 4.726% VRN 10/15/45 (b) (c)	738,000	370,788
Series 2015-LC23, Class C, 4.801% VRN 10/10/48 (c)	470,000	466,598
Commercial Mortgage Trust, Series 2016-CR28, Class C, 4.802% VRN 2/10/49 (c)	517,000	513,887
Credit Suisse Mortgage Trust, Series 2008-C1, Class AM, 6.170% VRN 2/15/41 (b) (c)	121,980	121,816
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 1.072% VRN 4/15/50 (c)	9,138,501	407,314
Series 2017-C8, Class XA, 1.403% VRN 6/15/50 (c)	6,683,482	493,593
Series 2015-C4, Class C, 4.736% VRN 11/15/48 (c)	427,000	425,439
CSMC Trust Series 2017-LSTK, Class C, 3.229% 4/05/33 (b)	257,000	253,883
Series 2017-LSTK, Class D, 3.442% VRN 4/05/33 (b) (c)	306,000	300,383
Series 2017-CHOP, Class D, 1 mo. LIBOR + 1.900% 3.973% FRN 7/15/32 (b)	285,000	285,634

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-CHOP, Class E, 1 mo. LIBOR + 3.300% 5.373% FRN 7/15/32 (b)	$285,000	$286,174
DBGS Mortgage Trust Series 2018-5BP, Class D, 3.250% FRN 6/15/33 (b) (c)	550,000	550,022
Series 2018-5BP, Class F, 4.350% FRN 6/15/33 (b) (c)	550,000	550,004
Great Wolf Trust Series 2017-WOLF, Class D, 4.323% FRN 9/15/34 (b) (c)	286,000	286,002
Series 2017-WOLF, Class E, 5.323% FRN 9/15/34 (b) (c)	443,000	444,826
Series 2017-WOLF, Class F, 6.293% FRN 9/15/34 (b) (c)	236,000	236,970
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.692% VRN 2/10/46 (c)	5,244,790	290,427
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.963% VRN 11/10/48 (c)	8,098,036	397,569
Series 2014-GC20, Class XA, 1.165% VRN 4/10/47 (c)	6,777,434	294,677
Series 2017-GS7, Class XA, 1.286% VRN 8/10/50 (c)	6,703,776	525,349
Series 2014-GC26, Class D, 4.659% VRN 11/10/47 (b) (c)	1,450,000	1,239,769
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class C, 3.600% FRN 6/15/32 (b) (c)	551,000	551,527
Series 2018-LAQ, Class D, 4.100% FRN 6/15/32 (b) (c)	551,000	551,692
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.287% VRN 1/15/49 (c)	5,341,366	257,817
Series 2016-JP2, Class XA, 2.002% VRN 8/15/49 (c)	3,199,353	365,902
Series 2017-MAUI, Class C, 1 mo. LIBOR + 1.250% 3.296% FRN 7/15/34 (b)	145,000	145,126
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	165,930
Series 2016-JP2, Class C, 3.944% VRN 8/15/49 (c)	134,000	128,152
Series 2017-MAUI, Class D, 1 mo. LIBOR + 1.950% 3.996% FRN 7/15/34 (b)	136,000	136,368
Series 2017-MAUI, Class E, 1 mo. LIBOR + 2.950% 4.996% FRN 7/15/34 (b)	121,000	121,364

	Principal Amount	Value
Series 2007-LDPX, Class AM, 5.464% VRN 1/15/49 (c)	$92,024	$92,107
Series 2017-MAUI, Class F, 1 mo. LIBOR + 3.750% 5.796% FRN 7/15/34 (b)	170,000	170,515
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.766% VRN 7/15/48 (c)	10,713,570	316,510
Series 2015-C29, Class XA, 0.967% VRN 5/15/48 (c)	11,607,599	376,258
Series 2014-C25, Class XA, 1.103% VRN 11/15/47 (c)	5,083,615	214,868
Series 2015-C28, Class XA, 1.294% VRN 10/15/48 (c)	8,694,479	415,101
Series 2015-C27, Class D, 3.983% VRN 2/15/48 (b) (c)	704,000	591,507
Series 2015-C33, Class C, 4.772% VRN 12/15/48 (c)	527,000	528,984
Series 2015-C32, Class C, 4.817% VRN 11/15/48 (c)	100,000	99,177
Series 2016-C1, Class C, 4.902% VRN 3/15/49 (c)	466,000	470,999
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D, 3.060% 10/15/48 (b)	650,000	535,284
Series 2015-C27, Class D, 3.237% VRN 12/15/47 (b) (c)	504,000	403,513
Series 2016-C32, Class A4, 3.720% 12/15/49	454,000	453,360
Series 2014-C19, Class C, 4.000% 12/15/47	650,000	618,242
Series 2015-C23, Class C, 4.270% VRN 7/15/50 (c)	650,000	629,105
Series 2015-C27, Class C, 4.684% VRN 12/15/47 (c)	351,000	341,037
Series 2016-C29, Class C, 4.910% VRN 5/15/49 (c)	475,000	485,801
Morgan Stanley Capital I Trust Series 2015-UBS8, Class XA, 1.080% VRN 12/15/48 (c)	6,463,088	353,493
Series 2016-UB11, Class XA, 1.794% VRN 8/15/49 (c)	1,572,051	144,119
MSCG Trust, Series 2016-SNR, Class C, 5.205% 11/15/34 (b)	480,289	478,217
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 2.869% FRN 6/15/35 (b) (c) (e)	368,000	368,000
Series 2018-FL1, Class C, 4.119% FRN 6/15/35 (b) (c) (e)	368,000	367,112

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PFP Ltd. Series 2017-3, Class A, 1 mo. LIBOR + 1.050% 3.123% FRN 1/14/35 (b)	$129,139	$129,209
Series 2017-3, Class AS, 1 mo. LIBOR + 1.300% 3.373% FRN 1/14/35 (b)	164,000	164,093
Series 2017-3, Class B, 1 mo. LIBOR + 1.750% 3.823% FRN 1/14/35 (b)	94,000	94,043
Series 2017-3, Class C, 1 mo. LIBOR + 2.500% 4.573% FRN 1/14/35 (b)	99,000	99,051
RAIT Trust Series 2017-FL7, Class A, 1 mo. LIBOR + ..950% 3.023% FRN 6/15/37 (b)	500,693	500,963
Series 2017-FL7, Class AS, 1 mo. LIBOR + 1.300% 3.373% FRN 6/15/37 (b)	141,000	141,040
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.171% VRN 10/10/48 (c)	3,930,639	433,044
UBS Commercial Mortgage Trust Series 2018-C9, Class XA, 1.066% VRN 3/15/51 (c)	5,147,351	368,190
Series 2017-C6, Class C, 4.602% VRN 12/15/50 (c)	580,000	560,421
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, 5.413% VRN 12/15/43 (c)	268,608	270,801
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.904% VRN 7/15/58 (c)	12,691,675	447,256
Series 2015-P2, Class XA, 1.154% VRN 12/15/48 (c)	5,450,541	288,111
Series 2015-C31, Class XA, 1.238% VRN 11/15/48 (c)	6,645,650	402,182
Series 2016-NXS6, Class XA, 1.792% VRN 11/15/49 (c)	2,377,434	215,463
Series 2015-P2, Class A4, 3.809% 12/15/48	392,000	394,932
Series 2014-LC16, Class D, 3.938% 8/15/50 (b)	560,000	458,534
Series 2015-LC22, Class C, 4.693% VRN 9/15/58 (c)	390,000	389,569
Series 2015-NXS4, Class C, 4.753% VRN 12/15/48 (c)	421,000	425,837
Series 2015-C31, Class C, 4.764% VRN 11/15/48 (c)	468,000	468,988

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.229% VRN 8/15/47 (c)	$12,268,628	$573,194

		34,514,768

Home Equity ABS — 0.8%
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500% 11/25/37	4,813,278	3,671,431

Other ABS — 9.0%
AASET US Ltd., Series 2018-1A, Class A, 3.844% 1/16/38 (b)	961,095	953,842
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 6.388% FRN 10/15/28 (b)	1,000,000	1,010,590
ALM XIX LLC Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000% 5.348% FRN 7/15/28 (b)	500,000	503,185
Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350% 6.698% FRN 7/15/28 (b)	500,000	503,653
Anchorage Capital CLO Ltd., Series 2014-5RA, Class A, 3 mo. USD LIBOR + .990% 3.338% FRN 1/15/30 (b) (c)	1,000,000	1,000,318
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (b)	911,458	928,363
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 4.939% FRN 4/20/31 (b) (c)	1,000,000	988,592
Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700% 5.055% FRN 7/18/27 (b)	1,000,000	1,000,350
Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550% 5.905% FRN 7/18/27 (b)	1,000,000	1,000,330
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 6.509% FRN 1/20/29 (b)	1,000,000	1,008,619
CAL Funding III Ltd., Series 2018-1A, Class A, 3.960% 2/25/43 (b)	483,333	482,743
Carlyle Global Market Strategies CLO Ltd., Series 2016-2A, Class D2, 3 mo. USD LIBOR + 6.450% 8.798% FRN 7/15/27 (b)	500,000	501,078

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Castle Aircraft SecuritizationTrust, Series 2015-1A, Class A, 4.703% STEP 12/15/40 (b)	$1,128,896	$1,139,677
CLI Funding V LLC, Series 2014-2A, Class A, 3.380% 10/18/29 (b)	431,151	424,030
Gilbert Park Clo Ltd., Series 2017-1A, Class D, 5.298% FRN 10/15/30 (b) (c)	500,000	496,482
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 8.748% FRN 10/15/30 (b) (c)	1,000,000	1,023,590
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.190% 7/17/29 (b)	431,917	424,758
Global SC Finance IV Ltd., Series 2018-1A, Class A, 4.290% 5/17/38 (b)	594,008	599,879
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350% 5.709% FRN 7/20/27 (b)	1,000,000	1,000,257
Helios Issuer LLC, Series 2017-1A, Class A, 4.940% 9/20/49 (b)	237,698	241,377
HERO Funding Trust, Series 2016-4A, Class A2, 4.290% 9/20/47 (b)	385,819	396,827
Invitation Homes Trust Series 2018-SFR1, Class C, 3.335% FRN 3/17/37 (b) (c)	1,145,000	1,144,998
Series 2018-SFR1, Class D, 3.535% FRN 3/17/37 (b) (c)	750,000	747,779
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450% 5.798% FRN 7/15/27 (b)	1,000,000	1,000,248
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440% 7.806% FRN 1/27/26 (b)	1,000,000	1,000,772
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150% 2.241% FRN 8/25/37	2,755,673	2,625,182
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.450% 6/20/42 (b)	637,137	650,375
Octagon Investment Partners Ltd. Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 5.859% FRN 3/17/30 (b)	1,000,000	1,003,972
Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200% 8.559% FRN 3/17/30 (b)	500,000	505,323

	Principal Amount	Value
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.000% 6.348% FRN 7/15/29 (b)	$1,000,000	$1,010,181
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 3 mo. USD LIBOR + 5.450% 7.812% FRN 1/22/30 (b) (c)	1,000,000	999,924
OneMain Financial Issuance Trust Series 2015-2A, Class A, 2.570% 7/18/25 (b)	24,964	24,958
Series 2015-1A, Class A, 3.190% 3/18/26 (b)	1,682,323	1,685,951
Springleaf Funding Trust, Series 2015-AA, Class A, 3.160% 11/15/24 (b)	1,886,965	1,885,943
Sprite Ltd., Series 2017-1, Class A, 4.250% 12/15/37 (b)	480,293	484,344
TAL Advantage V LLC Series 2013-1A, Class A, 2.830% 2/22/38 (b)	233,333	229,226
Series 2014-1A, Class A, 3.510% 2/22/39 (b)	389,867	386,853
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650% 6.010% FRN 7/25/30 (b)	500,000	503,331
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000% 6.366% FRN 12/21/29 (b)	1,000,000	1,005,624
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 5.759% FRN 10/20/26 (b)	1,000,000	1,000,138
THL Credit Wind River CLO Ltd. Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200% 5.548% FRN 7/15/28 (b)	500,000	500,331
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 6.105% FRN 4/18/29 (b)	1,000,000	1,005,898
Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100% 6.448% FRN 1/15/26 (b)	1,000,000	1,005,949
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500% VRN 11/25/60 (b) (c)	2,996,055	2,930,796
Trip Rail Master Funding LLC, Series 2017-1A, Class A1, 2.709% 8/15/47 (b)	418,789	412,850
Triton Container Finance V LLC, Series 2018-1A, Class A, 3.950% 3/20/43 (b)	487,500	485,816

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072% 2/16/43 (b)	$747,500	$747,787
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350% 6.709% FRN 7/20/28 (b)	500,000	505,390

		41,118,479

Student Loans ABS — 0.3%
College Ave Student Loans LLC, Series 2018-A, Class A1, 0.000% FRN 12/26/47 (b) (c)	500,000	499,897
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	342,645
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	497,032

		1,339,574

WL Collateral CMO — 7.8%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (b) (c)	2,614,755	2,543,236
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 3.744% VRN 4/25/37 (c)	2,557,771	2,457,568
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5, 5.500% 4/25/36	3,258,736	3,155,013
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	2,620,256	2,099,297
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	4,438,419	3,161,516
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 3.523% VRN 2/25/47 (c)	1,952,811	1,754,527
Series 2007-14, Class A6, 6.000% 9/25/37	2,016,118	1,769,773
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 2.255% FRN 12/19/36	1,594,033	1,425,069
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.589% VRN 5/25/37 (c)	3,205,464	2,906,137
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 2.160% FRN 7/25/47	3,973,849	3,586,814
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.485% VRN 7/25/35 (c)	735,007	660,176

	Principal Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.082% VRN 2/25/36 (c)	$3,128,066	$2,622,180
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (b) (c)	1,255,397	1,059,737
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + ..600% 6.000% FRN 4/25/37	567,794	531,236
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HV, 3.000% 11/25/57	2,992,500	2,866,396
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 3.870% VRN 10/25/37 (c)	1,729,746	1,646,884
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,424,235	1,191,084

		35,436,643

WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15, 6.000% 8/25/36	2,467,300	2,186,465

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $121,374,925)		118,767,632

SOVEREIGN DEBT OBLIGATIONS — 1.6%
Provincia de Buenos Aires 7.875% 6/15/27 (d)	400,000	350,000

Argentine Republic Government International Bond 5.875% 1/11/28	200,000	162,500
6.625% 7/06/28	150,000	126,375
6.875% 1/26/27	550,000	484,000
Chile Government International Bond 2.250% 10/30/22	150,000	142,800
3.125% 3/27/25	600,000	579,000
3.125% 1/21/26	300,000	287,100
Export-Import Bank of India 3.125% 7/20/21 (d)	200,000	194,900
Fondo MIVIVIENDA SA 3.500% 1/31/23 (b)	150,000	144,602
3.500% 1/31/23 (d)	200,000	192,802
Israel Government International Bond 2.875% 3/16/26	600,000	569,242
4.000% 6/30/22	400,000	410,123
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (d)	500,000	476,270

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Malaysia Sukuk Global Bhd 3.179% 4/27/26 (d)	$250,000	$237,105
Mexico Government International Bond 3.750% 1/11/28	735,000	694,942
4.000% 10/02/23	100,000	100,300
4.150% 3/28/27	643,000	633,034
Panama Government International Bond 4.000% 9/22/24	200,000	201,500
Perusahaan Penerbit SBSN Indonesia III 4.150% 3/29/27 (b)	400,000	385,500
4.150% 3/29/27 (d)	200,000	192,750
Philippine Government International Bond 4.200% 1/21/24	900,000	917,961

		7,132,806

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,949,496)		7,482,806

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.1%
Collateralized Mortgage Obligations — 9.0%
Federal Home Loan Mortgage Corp. Series 4093, Class PA, 3.000% 8/15/42	4,986,319	4,853,774
Series 4481, Class B, 3.000% 12/15/42	6,988,802	6,844,457
Series 4483, Class CA, 3.000% 6/15/44	6,480,569	6,342,710
Series 4750, Class PA, 3.000% 7/15/46	2,935,207	2,883,165
Series 355, Class 300, 3.000% 8/15/47	3,641,851	3,523,785
Series 358, Class 300, 3.000% 10/15/47	3,207,062	3,104,505
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1, 1.441% VRN 3/25/23 (c)	6,667,570	324,617
Series K053, Class A2, 2.995% 12/25/25	463,000	454,517
Series K050, Class A2, 3.334% VRN 8/25/25 (c)	350,000	351,867
Federal National Mortgage Association Series 2018-21, Class PO, 0.010% 4/25/48	3,931,604	3,081,589
Series 2016-M3, Class A2, 2.702% 2/25/26	465,000	444,111
Series 2015-9, Class HA, 3.000% 1/25/45	958,797	946,827

	Principal Amount	Value
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	$3,190,135	$3,073,147
Series 2015-92, Class CZ, 3.500% 6/20/45	5,075,988	4,901,576

		41,130,647

Pass-Through Securities — 5.1%
Federal Home Loan Mortgage Corp.
Pool #G08658 3.000% 8/01/45	3,845,703	3,733,937
Pool #G08632 3.500% 3/01/45	2,953,670	2,948,478
Federal National Mortgage Association
Pool #AL9238 3.000% 10/01/41	4,228,043	4,116,396
Pool #MA2248 3.000% 4/01/45	2,656,759	2,552,564
Pool #AS7661 3.000% 8/01/46	1,697,461	1,630,889
Pool #MA2711 3.000% 8/01/46	5,904,377	5,672,815
Pool #AX2501 4.000% 10/01/44	2,288,068	2,341,516

		22,996,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $65,745,949)		64,127,242

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds & Notes — 25.8%
U.S. Treasury Bond 2.750% 11/15/42	4,775,000	4,588,402
2.750% 8/15/47	500,000	476,914
2.750% 11/15/47	2,780,000	2,651,512
2.875% 8/15/45	4,160,000	4,074,850
2.875% 11/15/46	4,280,000	4,189,050
3.000% 2/15/47	3,400,000	3,410,625
3.375% 5/15/44	2,340,000	2,505,372
3.625% 8/15/43	5,110,000	5,690,145
U.S. Treasury Inflation Index 0.125% 4/15/22	7,333,244	7,182,358
0.375% 7/15/27	2,467,744	2,400,770
U.S. Treasury Note 1.125% 1/31/19	425,000	422,331
1.125% 6/30/21	6,120,000	5,855,884
1.500% 10/31/19	7,320,000	7,229,100
1.625% 11/30/20	5,820,000	5,689,141
1.750% 11/30/19	7,390,000	7,315,898
1.750% 10/31/20	5,360,000	5,259,625
1.875% 1/31/22	740,000	719,893
1.875% 8/31/24	6,060,000	5,748,384
2.000% 9/30/20	5,930,000	5,856,246
2.000% 5/31/21	5,890,000	5,787,477
2.125% 8/31/20	5,480,000	5,430,252
2.125% 9/30/24	6,080,000	5,844,875
2.250% 10/31/24	6,915,000	6,693,774

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.250% 8/15/27	$6,525,000	$6,209,812
2.250% 11/15/27	6,060,000	5,759,841

		116,992,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,740,222)		116,992,531

TOTAL BONDS & NOTES (Cost $429,082,418)		419,682,352

	Number of Shares
MUTUAL FUNDS — 3.5%
Diversified Financial Services — 3.5%
DoubleLine Floating Rate Fund	1,605,088	15,810,114

TOTAL MUTUAL FUNDS (Cost $16,154,937)		15,810,114

TOTAL LONG-TERM INVESTMENTS (Cost $445,256,159)		435,503,961

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (f)	$16,577,960	16,577,960

U.S. Treasury Bill — 0.9%
U.S. Treasury Bill 0.000% 9/06/18	2,390,000	2,381,773
0.000% 12/06/18	1,700,000	1,684,950

		4,066,723

TOTAL SHORT-TERM INVESTMENTS (Cost $20,643,934)		20,644,683

TOTAL INVESTMENTS — 100.4% (Cost $465,900,093) (g)		456,148,644

Other Assets/(Liabilities) — (0.4)%		(1,754,627)

NET ASSETS — 100.0%		$454,394,017

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $85,570,861 or 18.83% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(d)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $26,536,800 or 5.84% of net assets.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Maturity value of $16,579,259. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $16,911,104.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	79.0%
Cayman Islands	5.9%
Chile	1.0%
Mexico	0.9%
United Kingdom	0.8%
Malaysia	0.8%
Singapore	0.7%
Canada	0.6%
Netherlands	0.6%

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Argentina	0.5%
Bermuda	0.5%
Panama	0.4%
Australia	0.4%
Philippines	0.4%
India	0.4%
France	0.4%
Peru	0.3%
Japan	0.3%
Israel	0.3%
Ireland	0.2%
Brazil	0.2%
Colombia	0.2%
British Virgin Islands	0.2%
Luxembourg	0.2%
Switzerland	0.1%
Spain	0.1%
Indonesia	0.1%
Barbados	0.1%
Austria	0.1%
Liberia	0.1%
Dominican Republic	0.0%
Costa Rica	0.0%
Mauritius	0.0%

Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.5%
Chemicals — 0.2%
Eastman Chemical Co.	300	$29,988
Praxair, Inc.	200	31,630

		61,618

Iron & Steel — 1.5%
Nucor Corp.	4,800	300,000
Reliance Steel & Aluminum Co.	2,100	183,834

		483,834

Mining — 1.8%
Alcoa Corp. (a)	3,100	145,328
Hi-Crush Partners LP (b)	20,000	236,000
Kaiser Aluminum Corp.	1,600	166,576

		547,904

		1,093,356

Communications — 15.6%
Internet — 9.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,500	278,295
Alphabet, Inc. Class A (a)	760	858,184
Alphabet, Inc. Class C (a)	50	55,783
Amazon.com, Inc. (a)	790	1,342,842
Okta, Inc. (a)	2,800	141,036
Q2 Holdings, Inc. (a)	2,000	114,100
VeriSign, Inc. (a)	1,900	261,098

		3,051,338

Media — 2.4%
Discovery, Inc. Class A (a)	10,700	294,250
Discovery, Inc. Class C (a)	2,751	70,150
News Corp. Class A	2,400	37,200
TEGNA, Inc.	10,000	108,500
Viacom, Inc. Class B	8,000	241,280

		751,380

Telecommunications — 3.5%
Cisco Systems, Inc.	6,000	258,180
Verizon Communications, Inc.	13,900	699,309
Zayo Group Holdings, Inc. (a)	3,900	142,272

		1,099,761

		4,902,479

Consumer, Cyclical — 7.1%
Airlines — 0.6%
Delta Air Lines, Inc.	3,700	183,298

Auto Manufacturers — 0.8%
General Motors Co.	6,800	267,920

	Number of Shares	Value
Auto Parts & Equipment — 2.7%
Dana, Inc.	8,000	$161,520
The Goodyear Tire & Rubber Co.	4,800	111,792
Lear Corp.	1,490	276,857
Magna International, Inc.	5,300	308,089

		858,258

Home Builders — 1.7%
PulteGroup, Inc.	10,300	296,125
Toll Brothers, Inc.	6,400	236,736

		532,861

Housewares — 0.5%
The Toro Co.	2,400	144,600

Retail — 0.8%
Domino’s Pizza, Inc.	880	248,309

		2,235,246

Consumer, Non-cyclical — 16.1%
Agriculture — 1.6%
Archer-Daniels-Midland Co.	11,100	508,713

Biotechnology — 4.0%
Amgen, Inc.	2,090	385,793
Biogen, Inc. (a)	680	197,363
Celgene Corp. (a)	1,540	122,307
Gilead Sciences, Inc.	7,600	538,384

		1,243,847

Commercial Services — 4.3%
AerCap Holdings NV (a)	2,000	108,300
Quanta Services, Inc. (a)	5,400	180,360
S&P Global, Inc.	1,550	316,030
The Western Union Co.	8,500	172,805
Worldpay, Inc. Class A (a)	7,100	580,638

		1,358,133

Foods — 2.0%
US Foods Holding Corp. (a)	16,500	624,030

Health Care – Services — 3.0%
Aetna, Inc.	1,730	317,455
HCA Healthcare, Inc.	6,050	620,730

		938,185

Pharmaceuticals — 1.2%
Johnson & Johnson	300	36,402
Merck & Co., Inc.	4,900	297,430
Pfizer, Inc.	800	29,024

		362,856

		5,035,764

Energy — 8.5%
Oil & Gas — 6.7%
Andeavor	2,900	380,422
Apache Corp.	400	18,700

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	7,820	$988,683
Devon Energy Corp.	3,400	149,464
Exxon Mobil Corp.	300	24,819
Marathon Petroleum Corp.	2,600	182,416
Occidental Petroleum Corp.	2,700	225,936
Rowan Cos. PLC Class A (a)	7,000	113,540

		2,083,980

Oil & Gas Services — 1.8%
Halliburton Co.	12,800	576,768

		2,660,748

Financial — 24.7%
Banks — 16.7%
Bank of America Corp.	15,800	445,402
Citizens Financial Group, Inc.	3,300	128,370
Comerica, Inc.	8,400	763,728
Fifth Third Bancorp	24,400	700,280
The Goldman Sachs Group, Inc.	1,910	421,289
JP Morgan Chase & Co.	7,200	750,240
Morgan Stanley	5,600	265,440
The PNC Financial Services Group, Inc.	5,080	686,308
S&T Bancorp, Inc.	4,514	195,185
State Street Corp.	3,100	288,579
TCF Financial Corp.	17,500	430,850
Zions Bancorp	3,200	168,608

		5,244,279

Diversified Financial Services — 4.3%
Mastercard, Inc. Class A	4,760	935,435
Visa, Inc. Class A	3,160	418,542

		1,353,977

Insurance — 3.0%
Aflac, Inc.	3,600	154,872
Berkshire Hathaway, Inc. Class B (a)	3,800	709,270
Torchmark Corp.	700	56,987

		921,129

Savings & Loans — 0.7%
BofI Holding, Inc. (a)	5,200	212,732

		7,732,117

Industrial — 5.2%
Aerospace & Defense — 2.4%
Lockheed Martin Corp.	1,830	540,637
Spirit AeroSystems Holdings, Inc. Class A	2,500	214,775

		755,412

Electronics — 0.2%
KEMET Corp. (a)	2,300	55,545

	Number of Shares	Value
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	2,800	$174,496

Miscellaneous – Manufacturing — 1.9%
3M Co.	400	78,688
Eaton Corp. PLC	7,100	530,654

		609,342

Transportation — 0.1%
Union Pacific Corp.	200	28,336

		1,623,131

Technology — 18.5%
Computers — 6.6%
Check Point Software Technologies Ltd. (a)	1,400	136,752
Leidos Holdings, Inc.	2,100	123,900
NetApp, Inc.	10,300	808,859
Pure Storage, Inc. Class A (a)	26,351	629,262
Seagate Technology PLC	5,100	287,997
Varonis Systems, Inc. (a)	1,100	81,950

		2,068,720

Semiconductors — 7.3%
Applied Materials, Inc.	10,100	466,519
ASML Holding NV	810	160,356
Broadcom, Inc.	500	121,320
Micron Technology, Inc. (a)	17,200	901,968
Monolithic Power Systems, Inc.	2,840	379,623
NXP Semiconductor NV (a)	590	64,469
Skyworks Solutions, Inc.	2,000	193,300

		2,287,555

Software — 4.6%
Fidelity National Information Services, Inc.	1,000	106,030
Intuit, Inc.	1,360	277,855
Microsoft Corp.	6,680	658,715
ServiceNow, Inc. (a)	1,550	267,328
Workday, Inc. Class A (a)	1,050	127,176

		1,437,104

		5,793,379

TOTAL COMMON STOCK (Cost $26,880,752)		31,076,220

TOTAL EQUITIES (Cost $26,880,752)		31,076,220

TOTAL LONG-TERM INVESTMENTS (Cost $26,880,752)		31,076,220

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (c)	$271,371	$271,371

TOTAL SHORT-TERM INVESTMENTS (Cost $271,371)		271,371

TOTAL INVESTMENTS — 100.0% (Cost $27,152,123) (d)		31,347,591

Other Assets/(Liabilities) — (0.0)%		(14,692)

NET ASSETS — 100.0%		$31,332,899

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $271,392. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $279,969.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.4%

COMMON STOCK — 0.6%
Energy — 0.6%
Oil & Gas — 0.6%
Fieldwood Energy LLC Restricted Common Equity	13,011	$653,803
Fieldwood Common Equity	3,193	160,448

		814,251

TOTAL COMMON STOCK (Cost $392,367)		814,251

PREFERRED STOCK — 0.8%
Consumer, Non-cyclical — 0.8%
Agriculture — 0.8%
Pinnacle Agriculture Holdings LLC	1,144,535	$1,052,972

TOTAL PREFERRED STOCK (Cost $733,962)		1,052,972

TOTAL EQUITIES (Cost $1,126,329)		1,867,223

	Principal Amount
BONDS & NOTES — 96.0%

BANK LOANS — 3.5%
Advertising — 0.4%
Getty Images, Inc., Term Loan B, 1 mo. LIBOR + 3.500% 5.594% VRN 10/18/19	$598,373	576,933

Oil & Gas — 2.3%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan, 3 mo. LIBOR + 7.500% 9.826% VRN 4/15/20	1,639,220	1,499,886
Fieldwood Energy LLC
Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.344% VRN 4/11/22	674,554	674,891
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.344% VRN 4/11/23	387,384	374,147
Gulf Finance LLC, Term Loan B, 3 mo. LIBOR + 5.250% 7.590% VRN 8/25/23	504,271	434,092

		2,983,016

Software — 0.8%
Almonde, Inc., USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.557% VRN 6/13/25	1,161,101	1,116,468

TOTAL BANK LOANS (Cost $4,852,324)		4,676,417

	Principal Amount	Value
CORPORATE DEBT — 92.5%
Aerospace & Defense — 1.9%
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	$393,000	$398,404
TransDigm, Inc. 6.375% 6/15/26	1,219,000	1,209,857
Triumph Group, Inc. 4.875% 4/01/21	422,000	406,175
5.250% 6/01/22	94,000	90,475
7.750% 8/15/25	471,000	466,290

		2,571,201

Agriculture — 1.2%
Pinnacle Operating Corp. 9.000% 5/15/23 (a)	1,667,522	1,567,471

Airlines — 3.0%
Allegiant Travel Co. 5.500% 7/15/19	1,350,000	1,356,750
American Airlines Group, Inc. 5.500% 10/01/19 (a)	1,891,000	1,909,910
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC 7.750% 6/01/20 (a)	688,000	681,120

		3,947,780

Auto Manufacturers — 1.8%
Deck Chassis Acquisition, Inc. 10.000% 6/15/23 (a)	2,013,000	2,133,780
JB Poindexter & Co., Inc. 7.125% 4/15/26 (a)	293,000	300,325

		2,434,105

Auto Parts & Equipment — 0.2%
Allison Transmission, Inc. 5.000% 10/01/24 (a)	294,000	289,223

Building Materials — 1.4%
James Hardie International Finance DAC 5.000% 1/15/28 (a)	685,000	647,325
Standard Industries, Inc. 4.750% 1/15/28 (a)	1,345,000	1,234,037

		1,881,362

Chemicals — 3.5%
A Schulman, Inc. 6.875% STEP 6/01/23	1,112,000	1,170,936
The Chemours Co. 5.375% 5/15/27	222,000	214,785
7.000% 5/15/25	409,000	438,652
Consolidated Energy Finance SA 6.875% 6/15/25 (a)	655,000	672,194
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (a)	1,225,000	1,252,562

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Platform Specialty Products Corp. 5.875% 12/01/25 (a)	$414,000	$404,685
6.500% 2/01/22 (a)	423,000	430,403

		4,584,217

Coal — 1.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (a)	669,000	712,485
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (a)	1,013,000	1,030,727
Warrior Met Coal, Inc. 8.000% 11/01/24 (a)	339,000	350,018

		2,093,230

Commercial Services — 4.4%
Booz Allen Hamilton, Inc. 5.125% 5/01/25 (a)	703,000	687,182
Cardtronics, Inc./Cardtronics USA, Inc. 5.500% 5/01/25 (a)	578,000	523,090
The Hertz Corp. 7.625% 6/01/22 (a)	1,500,000	1,440,000
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (a)	1,830,000	1,948,401
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	680,000	669,800
United Rentals North America, Inc. 4.625% 10/15/25	249,000	237,173
4.875% 1/15/28	365,000	337,972

		5,843,618

Computers — 0.4%
Dell, Inc. 6.500% 4/15/38	501,000	472,193

Diversified Financial Services — 4.2%
Aircastle Ltd. 4.125% 5/01/24	857,000	822,720
5.000% 4/01/23	113,000	113,424
5.500% 2/15/22	113,000	115,542
Ally Financial, Inc. 8.000% 11/01/31	1,030,000	1,225,700
LPL Holdings, Inc. 5.750% 9/15/25 (a)	1,364,000	1,326,490
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750% 6/01/25 (a)	704,000	675,840
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (a)	1,269,000	1,310,255

		5,589,971

	Principal Amount	Value
Electric — 1.1%
NRG Energy, Inc. 5.750% 1/15/28 (a)	$765,000	$753,525
6.625% 1/15/27	702,000	721,305

		1,474,830

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition, Inc. 6.375% 7/15/26 (a) (b)	179,000	182,021

Engineering & Construction — 1.1%
Zachry Holdings, Inc. 7.500% 2/01/20 (a)	1,510,000	1,493,013

Entertainment — 0.2%
WMG Acquisition Corp. 5.000% 8/01/23 (a)	262,000	260,690

Foods — 4.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,030,000	1,009,400
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (a)	646,000	616,936
6.750% 2/15/28 (a)	824,000	778,433
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (a)	650,000	632,125
Pilgrim’s Pride Corp. 5.750% 3/15/25 (a)	247,000	237,120
5.875% 9/30/27 (a)	877,000	813,418
Post Holdings, Inc. 5.500% 3/01/25 (a)	309,000	301,661
5.625% 1/15/28 (a)	468,000	438,750
5.750% 3/01/27 (a)	382,000	370,540
Simmons Foods, Inc. 5.750% 11/01/24 (a)	483,000	419,003

		5,617,386

Forest Products & Paper — 0.0%
Appvion, Inc. 9.000% 6/01/20 (a)	2,157,000	12,133

Gas — 0.8%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,111,000	1,122,110

Hand & Machine Tools — 0.7%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (a)	938,000	907,515

Health Care – Products — 4.1%
Avantor, Inc. 6.000% 10/01/24 (a)	652,000	644,958
9.000% 10/01/25 (a)	1,397,000	1,407,757
Halyard Health, Inc. 6.250% 10/15/22	1,300,000	1,332,500

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (a)	$1,844,000	$1,802,510
Teleflex, Inc. 4.625% 11/15/27	182,000	171,990

		5,359,715

Health Care – Services — 1.6%
HCA, Inc. 5.875% 2/15/26	1,138,000	1,147,957
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (a)	176,000	185,130
Tenet Healthcare Corp. 4.625% 7/15/24 (a)	400,000	378,880
8.125% 4/01/22	340,000	355,477

		2,067,444

Home Builders — 0.5%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	491,000	491,000
William Lyon Homes, Inc. 6.000% 9/01/23 (a)	194,000	191,519

		682,519

Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (a)	686,000	624,260
Amwins Group, Inc. 7.750% 6/13/25	322,000	326,830
AssuredPartners, Inc. 7.000% 8/15/25 (a)	514,000	494,725
HUB International Ltd. 7.000% 5/01/26 (a)	549,000	542,138
USIS Merger Sub, Inc. 6.875% 5/01/25 (a)	197,000	196,015
York Risk Services Holding Corp. 8.500% 10/01/22 (a)	992,000	910,269

		3,094,237

Internet — 0.5%
Netflix, Inc. 5.875% 11/15/28 (a)	595,000	600,772

Iron & Steel — 1.6%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,197,960
ArcelorMittal 6.750% STEP 3/01/41	767,000	865,882

		2,063,842

Leisure Time — 3.2%
Brunswick Corp. 7.375% 9/01/23	285,000	326,492
7.125% 8/01/27	2,245,000	2,620,487

	Principal Amount	Value
Carlson Travel, Inc. 6.750% 12/15/23 (a)	$496,000	$486,080
9.500% 12/15/24 (a)	862,000	780,110

		4,213,169

Lodging — 0.5%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (a)	492,000	460,020
5.500% 3/01/25 (a)	140,000	137,550

		597,570

Media — 7.9%
Altice Financing SA 6.625% 2/15/23 (a)	600,000	591,300
Altice Finco SA 8.125% 1/15/24 (a)	615,000	611,925
Altice Luxembourg SA 7.625% 2/15/25 (a)	1,000,000	920,000
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (a)	1,086,000	993,690
5.750% 2/15/26 (a)	550,000	540,375
5.875% 4/01/24 (a)	1,500,000	1,503,750
5.875% 5/01/27 (a)	325,000	317,281
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.500% 4/01/28 (a)	565,000	571,893
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	1,476,000	1,467,203
CSC Holdings LLC 5.375% 2/01/28 (a)	497,000	459,725
DISH DBS Corp. 7.750% 7/01/26	1,031,000	903,414
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (a)	864,000	903,960
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	167,000	160,737
Ziggo BV 5.500% 1/15/27 (a)	489,000	456,775

		10,402,028

Mining — 4.5%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	305,000	306,906
First Quantum Minerals Ltd. 7.250% 4/01/23 (a)	659,000	659,000
7.500% 4/01/25 (a)	652,000	643,459
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,284,460

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinross Gold Corp. 4.500% 7/15/27 (a)	$640,000	$587,200
5.950% 3/15/24	441,000	452,025
6.875% 9/01/41	476,000	487,900
New Gold, Inc. 6.250% 11/15/22 (a)	700,000	707,000
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (a)	884,000	881,790

		6,009,740

Miscellaneous – Manufacturing — 1.0%
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,296,420

Oil & Gas — 8.6%
Chesapeake Energy Corp. 8.000% 1/15/25	898,000	914,568
8.000% 6/15/27	25,000	25,438
Citgo Holding, Inc. 10.750% 2/15/20 (a)	1,677,000	1,783,909
Ensco PLC 7.750% 2/01/26	234,000	221,060
EP Energy LLC/Everest Acquisition Finance, Inc. 8.000% 2/15/25 (a)	1,081,000	837,775
9.375% 5/01/24 (a)	356,000	291,920
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (a)	985,000	795,387
Jupiter Resources, Inc. 8.500% 10/01/22 (a)	2,310,000	947,100
Kosmos Energy Ltd. 7.875% 8/01/21 (a)	1,823,000	1,852,624
7.875% 8/01/21 (a)	800,000	813,000
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	47,000	48,645
7.250% 6/15/25	925,000	972,406
Sunoco LP/Sunoco Finance Corp. 5.875% 3/15/28 (a)	68,000	64,112
Transocean Guardian Ltd. 5.875% 1/15/24 (a) (b)	269,000	267,991
Transocean, Inc. 6.800% 3/15/38	483,000	392,438
9.350% STEP 12/15/41	150,000	149,250
Tullow Oil PLC 6.250% 4/15/22 (a)	1,045,000	1,013,650

		11,391,273

Oil & Gas Services — 1.0%
KCA Deutag UK Finance PLC 9.625% 4/01/23 (a)	341,000	345,689

	Principal Amount	Value
Welltec A/S 9.500% 12/01/22 (a)	$1,000,000	$1,005,000

		1,350,689

Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% 2/01/26 (a)	200,000	190,000

Pharmaceuticals — 3.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (a)	681,000	531,180
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	315,000	311,953
Valeant Pharmaceuticals International 9.250% 4/01/26 (a)	600,000	623,250
Valeant Pharmaceuticals International, Inc. 5.500% 3/01/23 (a)	452,000	420,360
5.875% 5/15/23 (a)	193,000	181,299
6.125% 4/15/25 (a)	1,643,000	1,513,614
6.500% 3/15/22 (a)	171,000	176,985
7.000% 3/15/24 (a)	290,000	304,050

		4,062,691

Pipelines — 2.1%
Energy Transfer Equity LP 4.250% 3/15/23	1,364,000	1,316,273
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,149,044
6.750% 8/01/22	270,000	272,700

		2,738,017

Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	761,000	761,951

Real Estate Investment Trusts (REITS) — 1.1%
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	656,000	626,480
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	783,083

		1,409,563

Retail — 2.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	500,000	452,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	742,000	714,175
8.625% 6/15/20	449,000	432,162

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Golden Nugget, Inc. 8.750% 10/01/25 (a)	$242,000	$248,585
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	980,000

		2,827,422

Software — 3.5%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.000% 7/15/25 (a)	462,000	467,775
RP Crown Parent LLC 7.375% 10/15/24 (a)	191,000	196,673
TIBCO Software, Inc. 11.375% 12/01/21 (a)	2,877,000	3,107,160
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (a)	995,000	815,900

		4,587,508

Telecommunications — 7.9%
CenturyLink, Inc. 6.750% 12/01/23	500,000	502,500
Citizens Communications Co. 7.125% 3/15/19	1,250,000	1,259,375
GCI, Inc. 6.875% 4/15/25	1,550,000	1,604,250
Hughes Satellite Systems Corp. 5.250% 8/01/26	805,000	754,687
6.625% 8/01/26	272,000	251,600
Intelsat Jackson Holdings SA 7.250% 10/15/20	296,000	294,520
7.500% 4/01/21	889,000	882,332
Sprint Corp. 7.250% 9/15/21	745,000	774,800
7.625% 3/01/26	422,000	430,440
7.875% 9/15/23	1,578,000	1,636,189
T-Mobile USA, Inc. 4.500% 2/01/26	147,000	137,261
4.750% 2/01/28	226,000	209,333
6.000% 4/15/24	453,000	468,855
6.500% 1/15/26	679,000	700,219
Telecom Italia SpA 5.303% 5/30/24 (a)	512,000	504,960

		10,411,321

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (a)	147,000	143,141

Transportation — 2.5%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (a)	3,200,000	3,264,000
Watco Cos. LLC/Watco Finance Corp. 6.375% 4/01/23 (a)	8,000	8,130

		3,272,130

	Principal Amount	Value
Trucking & Leasing — 0.2%
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	$249,000	$246,512

TOTAL CORPORATE DEBT (Cost $126,188,359)		122,123,743

TOTAL BONDS & NOTES (Cost $131,040,683)		126,800,160

TOTAL LONG-TERM INVESTMENTS (Cost $132,167,012)		128,667,383

SHORT-TERM INVESTMENTS — 1.7%
Commercial Paper — 1.6%
Tyco Electronics Group SA 2.312% 7/02/18 (a)	2,100,000	2,099,610

Time Deposit — 0.1%
Euro Time Deposit 0.350% 7/02/18	64,435	64,435

TOTAL SHORT-TERM INVESTMENTS (Cost $2,164,169)		2,164,045

TOTAL INVESTMENTS — 99.1% (Cost $134,331,181) (c)		130,831,428

Other Assets/(Liabilities) — 0.9%		1,250,165

NET ASSETS — 100.0%		$132,081,593

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $79,486,120 or 60.18% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investmentss (Continued)

Notes to Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	77.4%
Canada	7.3%
Luxembourg	3.7%
Bermuda	2.8%
Netherlands	1.7%
United Kingdom	1.5%
Cayman Islands	0.8%
Denmark	0.8%
Malta	0.5%
Ireland	0.5%
Italy	0.4%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 136.2%

CORPORATE DEBT — 2.6%
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 3.589% FRN 2/15/23 (a)	$2,060,000	$2,072,683
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060% 4.408% FRN 1/15/19	1,720,000	1,736,721

		3,809,404

Computers — 0.7%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (b)	1,100,000	1,102,769
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930% 4.251% FRN 10/05/18	1,700,000	1,707,431

		2,810,200

Health Care – Products — 0.5%
Becton Dickinson & Co. 3.211% FRN 12/29/20 (a)	2,060,000	2,063,366

Pharmaceuticals — 0.5%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.111% FRN 6/15/22	2,060,000	2,057,940

TOTAL CORPORATE DEBT (Cost $8,008,893)		10,740,910

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 3.260% FRN 4/26/27 (a)	123,461	123,984

TOTAL MUNICIPAL OBLIGATIONS (Cost $123,461)		123,984

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.3%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570% 2.643% FRN 1/15/21	1,200,000	1,202,737
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350% 3.441% FRN 9/27/21 (b)	780,000	781,870
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 2.713% FRN 2/15/23 (a) (b)	850,000	851,309

		2,835,916

	Principal Amount	Value
Automobile ABS — 13.4%
American Credit Acceptance Receivables Trust
Series 2017-4, Class A, 2.000% 7/10/20 (b)	$718,487	$716,922
Series 2017-1, Class B, 2.390% 2/16/21 (b)	744,518	743,549
Series 2018-2, Class A, 2.940% 1/10/22 (b)	1,050,000	1,049,734
Series 2017-4, Class C, 2.940% 1/10/24 (b)	1,450,000	1,440,874
Americredit Automobile Receivables Trust, Series 2018-1, Class A1 2.450% 5/20/19	2,680,694	2,681,121
ARI Fleet Lease Trust, Series 2018-A, Class A1 1.950% 3/15/19 (b)	1,320,669	1,318,928
CarFinance Capital Auto Trust, Series 2015-1A, Class A 1.750% 6/15/21 (b)	43,493	43,451
Chesapeake Funding II LLC
Series 2018-1A, Class A2, 2.523% FRN 4/15/30 (a) (b)	1,100,000	1,098,631
Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.073% FRN 6/15/28 (b)	1,042,463	1,045,521
CPS Auto Receivables Trust
Series 2016-C, Class A, 1.620% 1/15/20 (b)	22,636	22,626
Series 2017-D, Class A, 1.870% 3/15/21 (b)	1,083,327	1,077,428
Series 2018-A, Class A, 2.160% 5/17/21 (b)	258,356	257,442
Series 2015-C, Class B, 2.550% 2/18/20 (b)	150,202	150,201
Series 2017-A, Class B, 2.680% 5/17/21 (b)	2,000,000	1,994,337
Drive Auto Receivables Trust
Series 2018-1, Class A1, 1.910% P-1 3/15/19	309,704	309,589
Series 2018-2, Class A1, 2.450% P-1 5/15/19	1,732,037	1,732,202
Series 2017-1, Class C, 2.840% 4/15/22	650,000	648,954
Series 2018-2, Class B, 3.220% 4/15/22	350,000	350,133
DT Auto Owner Trust
Series 2017-4A, Class A, 1.850% 8/17/20 (b)	1,173,029	1,169,548
Series 2017-3A, Class B, 2.400% 5/17/21 (b)	810,000	806,658
Series 2018-1A, Class A, 2.590% 5/17/21 (b)	1,218,309	1,216,296

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018 2a ,Class A, 2.840% 9/15/21 (b)	$1,490,000	$1,489,271
Series 2018-1A, Class B, 3.040% 1/18/22 (b)	520,000	518,200
Enterprise Fleet Financing LLC
Series 2017-3, Class A1, 1.500% 10/22/18 (b)	656,126	655,363
Series 2016-1, Class A2, 1.830% 9/20/21 (b)	248,946	248,514
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.210% 5/17/21 (b)	697,452	695,242
Series 2018-1A, Class B, 2.750% 4/15/22 (b)	450,000	446,025
Series 2016-3A, Class B, 2.840% 8/16/21 (b)	420,000	419,586
Series 2017-1A, Class B, 3.000% 12/15/21 (b)	700,000	699,586
First Investors Auto Owner Trust
Series 2017-3A, Class A1, 2.000% 3/15/22 (b)	1,467,130	1,457,972
Series 2018-1A, Class A1, 2.840% 5/16/22 (b)	1,279,411	1,279,341
Flagship Credit Auto Trust
Series 2015-2, Class A, 1.980% 10/15/20 (b)	110,340	110,225
Series 2017-4, Class A, 2.070% 4/15/22 (b)	1,669,868	1,656,931
Series 2015-3, Class A, 2.380% 10/15/20 (b)	1,040,678	1,039,363
Series 2018-1, Class A, 2.590% 6/15/22 (b)	1,907,248	1,899,235
Series 2017-4, Class B, 2.660% 10/17/22 (b)	2,190,000	2,151,942
Series 2016-4, Class C, 2.710% 11/15/22 (b)	680,000	662,841
Series 2016-1, Class A, 2.770% 12/15/20 (b)	202,189	202,238
Series 2017-1, Class B, 2.830% 3/15/23 (b)	1,320,000	1,314,916
Series 2018-2, Class A, 2.970% 10/17/22 (b)	3,394,457	3,390,635
Hertz Fleet Lease Funding LP
Series 2018-1, Class A1, 2.546% FRN 5/10/32 (a) (b)	2,530,000	2,529,973
Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100% 3.146% FRN 4/10/30 (b)	804,271	807,062
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 3.773% FRN 4/15/21 (b)	960,000	970,170

	Principal Amount	Value
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (b)	$940,000	$933,060
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	750,000	747,194
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.619% FRN 7/15/20 (b)	71,350	71,603
Oscar US Funding Trust VI Series 2017-1A, Class A3, 2.820% 6/10/21 (b)	500,000	497,843
Series 2017-1A, Class A4, 3.300% 5/10/24 (b)	420,000	418,784
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2A 2.130% 11/10/20 (b)	790,210	787,248
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (b)	540,000	538,337
Prestige Auto Receivables Trust, Series 2015-1, Class B 2.040% 4/15/21 (b)	87,215	87,199
Santander Drive Auto Receivables Trust Series 2018-1, Class A1, 1.830% P-1 2/15/19	104,685	104,672
Series 2014-2, Class C, 2.330% 11/15/19	5,993	5,992
Series 2015-2, Class C, 2.440% 4/15/21	680,315	680,077
Tesla Auto Lease Trust Series 2018-A, Class A, 2.320% 12/20/19 (b)	742,474	740,206
Series 2018-A, Class B, 2.750% 2/20/20 (b)	265,000	264,002
Westlake Automobile Receivables Trust Series 2018-1A, Class A1, 1.750% 2/15/19 (b)	72,015	72,003
Series 2018-2A, Class A1, 2.500% 5/15/19 (b)	2,468,041	2,468,631
Series 2018-2A, Class A2A, 2.840% 9/15/21 (b)	1,440,000	1,439,237

		54,374,864

Commercial MBS — 1.0%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (a)	329,809	333,693
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.000% FRN 6/15/32 (a) (b)	1,150,000	1,150,329

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RETL, Series 2018-RVP, Class A, 3.173% FRN 3/15/33 (a) (b)	$1,035,865	$1,037,616
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 2.823% FRN 2/15/35 (a) (b)	640,000	639,996
VMC Finance LLC, Series 2018-FL1, Class A, 2.893% FRN 4/15/35 (a) (b)	1,187,541	1,188,026

		4,349,660

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735% 2.826% FRN 8/25/35	46,911	47,686

Other ABS — 14.6%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/41 (b)	623,786	612,406
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 6/15/41 (b)	1,700,653	1,663,604
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 12/15/41 (b)	348,575	341,521
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 3/15/42 (b)	717,993	675,277
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.273% FRN 9/15/41 (b)	171,564	163,032
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + 0.850% 3.198% FRN 1/15/28 (a) (b)	2,450,000	2,444,573
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.059% FRN 6/15/28 (a) (b)	780,000	780,052
Avant Loans Funding Trust Series 2017-B, Class A, 2.290% 6/15/20 (b)	612,334	611,573
Series 2018-A, Class A, 3.090% 6/15/21 (b)	1,710,000	1,709,042
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.460% FRN 4/25/26 (b)	2,450,000	2,450,299
BCC Funding XIV LLC Series 2018-1A, Class A1, 2.200% 2/20/19 (b)	2,675,545	2,674,245
Series 2018-1A, Class A2, 2.960% 6/20/23 (b)	980,000	976,219

	Principal Amount	Value
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	$501,255	$501,220
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	262,720	261,406
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3 mo. USD LIBOR + 0.780% 3.128% FRN 4/15/27 (a) (b)	2,450,000	2,441,440
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675% 2.766% FRN 5/25/35	104,287	104,351
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (b)	59,025	59,024
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.551% FRN 9/25/34	25,380	25,338
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.270% 5/20/26 (b)	463,737	463,301
Series 2015-1, Class A, 2.730% 7/20/27 (b)	63,017	62,896
Series 2015-2, Class B, 3.540% 5/22/28 (b)	117,899	116,706
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (b)	83,333	82,963
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.198% FRN 7/15/23 (b)	216,911	219,092
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	198,521	192,436
Element Rail Leasing II LLC, Series 2016-1A, Class A1 3.968% 3/19/46 (b)	373,610	376,835
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (b)	121,418	119,304
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	630,000	631,712
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825% 2.916% FRN 6/25/35	2,656	2,657
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (b)	1,600,000	1,576,807

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-AA, Class A, 3.620% 2/20/29 (b)	$770,000	$773,109
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (b)	401,499	399,856
Series 2017-2A, Class A, 2.390% 7/15/24 (b)	427,715	426,817
Series 2018-1A, Class A, 2.610% 3/15/28 (b)	1,741,088	1,736,168
Series 2017-1A, Class A, 2.827% 3/15/24 (b)	759,379	758,973
Series 2016-1A, Class A, 3.060% 1/17/23 (b)	58,294	58,315
Series 2018-2A, Class A, 3.060% 7/17/28 (b)	1,270,000	1,269,998
MP CLO VII Ltd., Series 2015-1A, Class A1R, 3.195% FRN 4/18/27 (a) (b)	1,900,000	1,897,171
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (b)	189,360	184,526
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A 3.610% 2/20/21 (b)	100,891	100,930
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 0.800% 3.148% FRN 1/15/28 (a) (b)	2,450,000	2,437,285
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (b)	3,800,000	3,764,494
NYCTL Trust, Series 2016-A, Class A 1.470% 11/10/29 (b)	308,918	306,222
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.182% FRN 10/26/27 (a) (b)	2,450,000	2,442,991
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	393,524	378,291
Oxford Finance Funding Trust Series 2014-1A, Class A, 3.475% 12/15/22 (b)	67,864	67,187
Series 2016-1A, Class A, 3.968% 6/17/24 (b)	500,000	497,775
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.341% FRN 2/25/37 (b)	45,416	45,361
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A, 2.050% VRN 6/20/31 (a) (b)	209,809	208,830
Series 2014-3A, Class A, 2.300% 10/20/31 (b)	230,018	228,662

	Principal Amount	Value
Series 2015-2A, Class A, 2.430% 6/20/32 (b)	$503,523	$497,843
Series 2014-3A, Class B, 2.800% 10/20/31 (b)	563,146	560,535
Series 2015-2A, Class B, 3.020% 6/20/32 (b)	1,462,231	1,451,081
Series 2015-1A, Class B, 3.050% 3/22/32 (b)	647,252	643,608
Series 2015-3A, Class B, 3.080% 9/20/32 (b)	49,170	48,816
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (b)	384,644	383,456
Series 2016-5, Class A, 3.060% 9/25/28 (b)	1,935,176	1,927,221
Series 2016-2A, Class A, 3.090% 10/27/25 (b)	553,907	552,978
Series 2016-1A, Class A, 3.260% 8/25/25 (b)	920,301	918,296
Series 2017-2, Class A, 3.280% 2/25/26 (b)	780,071	779,894
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (b)	898,760	895,436
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (b)	1,830,000	1,820,571
SVO VOI Mortgage LLC, Series 2012-AA, Class A 2.000% 9/20/29 (b)	481,275	471,815
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (b)	2,167,000	2,169,878
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (b)	1,234,972	1,234,188
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850% 2.923% FRN 12/15/20 (b)	1,000,000	1,002,886
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.773% FRN 12/15/20 (b)	1,330,000	1,332,406
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (b)	268,025	264,224
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (b)	158,516	157,536
Series 2015-1A, Class A, 2.750% 5/20/27 (b)	157,320	157,016
Series 2017-1A, Class A, 3.050% 12/20/30 (b)	635,254	629,326

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-2A, Class A, 3.200% 7/20/28 (b)	$349,609	$349,455
Series 2018-1A, Class A, 3.380% 12/20/31 (b)	771,976	770,537

		59,341,294

Student Loans ABS — 14.4%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 2.891% FRN 12/26/44 (b)	2,149,172	2,152,194
AccessLex Institute Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.509% FRN 11/22/24	87,319	87,319
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.902% FRN 9/22/37	736,661	707,653
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	99,493	94,105
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.455% FRN 6/25/26	1,196,765	1,179,476
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120% 2.461% FRN 3/15/26	112,216	112,196
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.838% FRN 1/15/37	561,099	526,167
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	55,637	55,172
Series 2015-B, Class A3, 2.540% 4/27/26 (b)	125,871	124,021
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (b)	1,238,228	1,257,927
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (b)	185,884	191,065
Earnest Student Loan Program LLC Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 3.941% FRN 10/27/36 (b)	592,830	601,529
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.141% FRN 2/26/35 (b)	451,261	468,654
ECMC Group Student Loan Trust Series 2018-1A, Class A, 2.841% FRN 2/27/68 (a) (b)	4,191,927	4,197,168

	Principal Amount	Value
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (b)	$1,662,056	$1,689,774
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (b)	1,129,539	1,147,992
Edlinc Student Loan Funding Trust, Series 2017-A, Class A (Acquired 12/22/17, Cost $1,290,960), 3.350% FRN 12/01/47 (a) (b) (c) (d)	1,185,073	1,178,071
Edsouth Indenture No. 10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 12/25/58 (b)	1,000,000	974,434
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 2.891% FRN 10/25/56 (b)	544,884	546,918
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 2.841% FRN 8/25/42 (a) (b)	1,228,117	1,228,120
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.030% FRN 8/25/48 (b)	399,247	398,838
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 2.709% FRN 6/28/39 (b)	623,375	595,042
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 2.733% FRN 12/01/31	421,519	420,959
KeyCorp Student Loan Trust Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.602% FRN 9/27/35	416,749	415,711
Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 2.650% FRN 5/25/29	379,767	375,450
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2A 1.870% 11/25/42 (b)	553,184	551,494
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 3.273% FRN 12/15/28 (b)	704,354	712,423
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (b)	2,826,859	2,804,963
Navient Student Loan Trust Series 2018-1A, Class A1, 2.281% FRN 3/25/67 (a) (b)	1,213,851	1,213,850

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (a) (b)	$1,120,000	$1,123,485
Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850% 2.941% FRN 6/25/65 (b)	750,000	754,777
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (b)	2,468,166	2,532,749
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (b)	2,200,000	2,281,306
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.647% FRN 12/26/40 (b)	673,222	674,451
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.502% FRN 3/23/37	1,066,967	1,001,316
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/25/38	896,328	838,282
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.585% FRN 6/25/41	433,516	397,575
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.710% FRN 10/25/40	1,444,083	1,383,872
Series 2010-4A, Class A, 1 mo. USD LIBOR + .800% 2.760% FRN 4/25/46 (b)	85,444	86,239
Series 2018-1A, Class A2, 2.851% FRN 5/25/66 (a) (b)	1,790,000	1,789,998
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 6/25/41 (b)	375,000	351,429
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.571% FRN 12/15/39	1,469,201	1,382,149
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.621% FRN 3/15/40	2,192,153	2,051,128
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500% 4.573% FRN 1/15/43 (b)	440,000	450,938
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.470% FRN 1/26/43	600,000	578,329

	Principal Amount	Value
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.500% FRN 10/25/28	$700,000	$697,491
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.560% FRN 1/25/70	429,481	410,684
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	465,217	440,790
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 1/25/41	471,496	441,603
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 3/25/44	1,061,836	1,001,937
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.660% FRN 7/25/25	400,000	399,066
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.670% FRN 1/25/55	466,422	440,228
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.830% FRN 10/25/64	353,490	333,948
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (b)	2,550,000	2,520,619
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.991% FRN 12/15/38	520,336	497,890
Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200% 3.560% FRN 7/27/26	16,416	16,497
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	240,000	240,000
Series 2003-5, Class A9, 28 day ARS + 2.500% 4.480% FRN 6/17/30	700,000	700,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	550,000	550,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	750,000	750,000
SMB Private Education Loan Trust Series 2017-B, Class A1, 2.343% FRN 6/17/24 (a) (b)	490,544	490,456
Series 2018-B, Class A2B, 2.804% FRN 1/15/37 (a) (b)	1,500,000	1,499,676
Series 2014-A, Class A2A, 3.050% 5/15/26 (b)	590,437	588,116
SoFi Professional Loan Program LLC Series 2016-C, Class A2A, 1.480% 5/26/31 (b)	285,222	284,166
Series 2017-F, Class A1FX, 2.050% 1/25/41 (b)	958,901	950,461

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 2.791% FRN 3/26/40 (b)	$856,548	$859,145
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.291% FRN 3/25/33 (b)	163,933	165,307
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.841% FRN 8/25/36 (b)	562,683	579,858

		58,544,646

WL Collateral CMO — 3.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700% 2.791% FRN 3/25/45 (b)	88,529	88,432
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	1,035,495	1,017,343
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	1,035,495	1,018,347
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	2,524,932	2,538,061
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	723,213	715,045
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,069,753	1,054,322
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	1,053,688	1,042,442
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $440,000), 4.941% FRN 2/25/23 (a) (b) (c) (d)	440,000	442,651
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	996,529	990,045
Sequoia Mortgage Trust
Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	881,218	857,168
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	964,267	953,367
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	801,142	809,946
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,389,169	1,404,423

		12,931,592

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $191,996,929)		192,425,658

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.8%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp., Pool #1Q0239, 1 year CMT + 2.235% 3.797% FRN 3/01/37	$374,231	$387,346
Government National Mortgage Association II, Pool #82462, 1 year CMT + 1.500% 3.375% FRN 1/20/40	150,488	155,965

		543,311

Whole Loans — 0.7%
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C03, Class 1M1, 2.771% FRN 10/25/30 (a)	1,173,564	1,173,653
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.391% FRN 4/25/29	685,288	691,019
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.441% FRN 1/25/29	286,081	287,202
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.541% FRN 1/25/29	474,865	478,420

		2,630,294

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,160,916)		3,173,605

U.S. TREASURY OBLIGATIONS — 85.5%
U.S. Treasury Bonds & Notes — 85.5%
U.S. Treasury Inflation Index 0.125% 4/15/21 (e)	23,039,330	22,680,690
0.125% 4/15/22 (e)	26,881,695	26,328,588
0.125% 7/15/22 (e)	24,088,100	23,687,005
0.125% 1/15/23 (e)	24,492,061	23,942,476
0.125% 7/15/24 (e)	18,798,140	18,272,787
0.125% 7/15/26 (e)	19,854,430	19,020,827
0.250% 1/15/25 (e)	19,997,892	19,450,056
0.375% 7/15/23	861,056	853,213
0.375% 7/15/25 (e) (f)	22,128,228	21,734,687
0.375% 7/15/27 (e)	23,858,268	23,210,761
0.500% 1/15/28 (e)	11,880,882	11,623,469
0.625% 4/15/23 (e)	11,949,659	11,927,595
0.625% 1/15/24 (e)	12,345,250	12,328,865
0.625% 1/15/26	896,036	891,161
0.625% 2/15/43 (e)	5,883,084	5,567,361
0.750% 2/15/42 (e)	7,765,113	7,581,239
0.750% 2/15/45 (e)	8,796,716	8,532,376

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.875% 2/15/47 (e)	$6,744,725	$6,744,777
1.000% 2/15/48 (e)	8,329,150	8,608,850
1.125% 1/15/21 (e) (g)	2,722,905	2,758,209
1.375% 2/15/44 (e)	8,060,625	8,997,808
1.750% 1/15/28 (e)	6,575,965	7,185,366
2.000% 1/15/26 (e)	8,455,467	9,265,308
2.125% 2/15/40	2,028,040	2,549,142
2.125% 2/15/41 (e)	4,586,598	5,806,577
2.375% 1/15/25 (e)	10,371,518	11,499,918
2.375% 1/15/27 (e)	6,458,712	7,346,317
3.375% 4/15/32 (e)	2,822,300	3,767,452
3.625% 4/15/28 (e)	5,110,578	6,487,631
3.875% 4/15/29 (e)	6,825,997	8,999,223

		347,649,734

TOTAL U.S. TREASURY OBLIGATIONS (Cost $350,191,483)		347,649,734

TOTAL BONDS & NOTES (Cost $553,481,682)		554,113,891

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $2,611,695)		2,636,652

TOTAL LONG-TERM INVESTMENTS (Cost $556,093,377)		556,750,543

SHORT-TERM INVESTMENTS — 35.5%
Commercial Paper — 35.4%
Aon Corp. 2.515% 8/30/18 (b)	5,000,000	4,978,843
2.705% 9/14/18 (b)	6,000,000	5,967,827
AT&T, Inc. 2.890% 12/06/18 (b)	6,000,000	5,928,080
Avery Dennison Corp. 2.231% 7/02/18 (b)	2,300,000	2,299,575
BAT International Finance 2.757% 9/05/18 (b)	6,000,000	5,971,927
Bell Canada 2.721% 10/18/18 (b)	6,000,000	5,952,437
Campbell Soup Co. 2.603% 10/01/18 (b)	6,000,000	5,959,470
CRH America Finance, Inc. 2.653% 9/12/18 (b)	6,000,000	5,968,750
Dominion Resources 2.602% 7/10/18 (b)	6,000,000	5,995,838
2.653% 9/12/18 (b)	6,000,000	5,968,750
Entergy Corp. 2.675% 9/06/18 (b)	6,000,000	5,970,456
HP, Inc. 2.500% 7/25/18 (b)	6,000,000	5,991,424

	Principal Amount	Value
Hyundai Capital America 2.653% 9/17/18 (b)	$6,000,000	$5,966,440
Molex Electronic Technologies 2.385% 7/09/18 (b)	5,000,000	4,996,576
Nasdaq, Inc. 2.474% 8/07/18 (b)	5,000,000	4,987,883
National Grid USA 2.656% 10/03/18 (b)	6,000,000	5,958,912
Nutrien Ltd. 2.587% 8/27/18 (b)	6,000,000	5,974,453
Schlumberger Holdings Corp. 2.684% 7/09/18 (b)	5,500,000	5,496,659
Sempra Energy Holdings 2.599% 8/28/18 (b)	6,000,000	5,975,500
Southern Co. 2.448% 7/27/18 (b)	6,000,000	5,989,071
Spectra Energy Partners 2.605% 8/14/18 (b)	6,000,000	5,981,539
Suncor Energy, Inc. 2.705% 7/09/18 (b)	6,000,000	5,996,225
Thomson Reuters Corp. 2.597% 8/31/18 (b)	6,000,000	5,974,500
Transcanada Pipelines Ltd. 2.654% 9/17/18 (b)	6,000,000	5,966,440
Tyco International Holding Sarl 2.231% 7/02/18 (b)	6,000,000	5,998,888
WPP CP LLC 2.910% 7/17/18 (b)	1,500,000	1,498,274

		143,714,737

Time Deposit — 0.1%
Euro Time Deposit 0.350% 7/02/18	194,318	194,318

TOTAL SHORT-TERM INVESTMENTS (Cost $143,897,398)		143,909,055

TOTAL INVESTMENTS — 172.4% (Cost $699,990,775) (h)		700,659,598

Other Assets/(Liabilities) — (72.4)%		(294,204,053)

NET ASSETS — 100.0%		$406,455,545

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $310,486,969 or 76.39% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)

Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $1,620,722 or 0.40% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	All or portion of this security is pledged as collateral for open reverse repurchase agreements. (Note 2)
(f)	A portion of this security is pledged/held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty*	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	11,240,000	USD	11,240,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$561,913	$471,301	$(90,612)

Credit Suisse International	6,310,000	USD	6,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	302,880	294,698	(8,182)

							864,793	765,999	(98,794)

Put
Barclays Bank PLC	22,880,000	USD	22,880,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$1,143,841	$1,246,943	$103,102

Credit Suisse International	12,590,000	USD	12,590,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	603,061	623,710	20,649

							1,746,902	1,870,653	123,751

							$2,611,695	$2,636,652	$24,957

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Long Bond	9/19/18	1	$141,308	$3,692
U.S. Treasury Note 10 Year	9/19/18	11	1,322,954	(891)

				$2,801

Futures Contracts — Short
U.S. Treasury Note 2 Year	9/28/18	74	$(15,640,593)	$(34,688)
U.S. Treasury Note 5 Year	9/28/18	19	(2,142,641)	(16,086)

				$(50,774)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(46,959)	$277	$(46,682)
Goldman Sachs International	USD	330,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(7,794)	(26,439)	(34,233)
Goldman Sachs International	USD	890,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(15,253)	(77,074)	(92,327)
JP Morgan Chase Bank N.A.	USD	690,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(72,429)	849	(71,580)

							$(142,435)	$(102,387)	$(244,822)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	24,300,000	7/02/20	Quarterly/Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.775%	$(7,931)	$-	$(7,931)

OTC Swaps*
Bank of America N.A.	USD	8,500,000	11/20/19	Pay at maturity	2.012%	U.S. Consumer Price Index	$55,353	$-	$55,353
Bank of America N.A.	USD	8,500,000	1/11/20	Pay at maturity	2.057%	U.S. Consumer Price Index	38,616	-	38,616
Bank of America N.A.	USD	5,300,000	1/19/20	Pay at maturity	2.095%	U.S. Consumer Price Index	19,026	-	19,026
JP Morgan Chase Bank N.A.	USD	17,000,000	12/20/19	Pay at maturity	1.910%	U.S. Consumer Price Index	129,109	-	129,109

							$242,104	$-	$242,104

Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $168,784 and $260,329, respectively, in securities, at June 30, 2018.

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The Fund had the following open Reverse Repurchase agreements at June 30, 2018:

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 5/03/18, 2.06%, to be repurchased on demand until 8/03/18 at value plus accrued interest.	$59,110,875	$59,307,059
Agreement with Daiwa Securities, dated 4/06/18, 1.970%, to be repurchased on demand until 7/10/18 at value plus accrued interest.	59,036,250	59,310,850
Agreement with Goldman Sachs & Co., dated 6/07/18, 2.210%, to be repurchased on demand until 9/07/18 at value plus accrued interest.	40,455,995	40,513,117
Agreement with HSBC Bank USA Inc., dated 6/06/18, 2.150%, to be repurchased on demand until 9/06/18 at value plus accrued interest.	65,591,750	65,673,702
Agreement with HSBC Bank USA Inc., dated 6/19/18, 2.150%, to be repurchased on demand until 7/03/18 at value plus accrued interest.	29,241,875	29,273,148
Agreement with Morgan Stanley & Co. LLC, dated 6/05/18, 2.190%, to be repurchased on demand until 9/05/18 at value plus accrued interest.	32,872,500	32,922,494

	$286,309,245	$287,000,370

Currency Legend

USD U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.7%

CORPORATE DEBT — 47.9%
Aerospace & Defense — 0.5%
Harris Corp. 2.700% 4/27/20	$1,154,000	$1,143,783

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,180,000	1,179,308
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	1,087,000	1,075,797

		2,255,105

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	27,900	27,900
Delta Air Lines, Inc. 3.625% 3/15/22	850,000	840,408

		868,308

Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 2.835% FRN 4/05/21 (b)	605,000	607,109
3.589% FRN 2/15/23 (b)	575,000	578,540
General Motors Financial Co., Inc. 3.250% 1/05/23	1,390,000	1,347,008
Hyundai Capital America 2.000% 7/01/19 (a)	65,000	64,154
2.550% 2/06/19 (a)	140,000	139,483
3.000% 10/30/20 (a)	800,000	789,249
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	480,000	456,801

		3,982,344

Auto Parts & Equipment — 0.5%
Lear Corp. 5.375% 3/15/24	1,120,000	1,161,730

Banks — 8.0%
Banco Santander SA 3.500% 4/11/22	1,200,000	1,170,522
Bancolombia SA 5.950% 6/03/21	345,000	363,264
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	2,450,000	2,368,970
Barclays PLC 3.710% FRN 5/16/24 (b)	485,000	480,999
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	1,245,000	1,219,748
Compass Bank 5.500% 4/01/20	1,350,000	1,388,882

	Principal Amount	Value
Discover Bank 3.350% 2/06/23	$923,000	$899,461
4.200% 8/08/23	310,000	312,798
First Horizon National Corp. 3.500% 12/15/20	1,130,000	1,133,776
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,110,000	2,082,554
3.200% 2/23/23	290,000	282,588
JP Morgan Chase & Co. 4.500% 1/24/22	1,090,000	1,127,509
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	130,000	128,032
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	1,290,000	1,245,071
Morgan Stanley 3.750% 2/25/23	1,320,000	1,321,497
Regions Financial Corp. 3.200% 2/08/21	1,095,000	1,089,330
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	585,000	561,011
2.846% 1/11/22	150,000	146,506
SVB Financial Group 5.375% 9/15/20	75,000	78,184
Synchrony Bank 3.000% 6/15/22	765,000	736,688
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	370,000	366,640

		18,504,030

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	274,000	270,224
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	413,000	410,450
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (a)	725,000	726,768
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	316,446

		1,723,888

Biotechnology — 0.4%
Celgene Corp. 3.250% 2/20/23	670,000	654,493
4.000% 8/15/23	330,000	332,802

		987,295

Building Materials — 1.2%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	1,160,000	1,202,223
Martin Marietta Materials, Inc. 2.825% FRN 12/20/19 (b)	185,000	185,305
3 mo. USD LIBOR +.650% 2.979% FRN 5/22/20	395,000	395,965

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Masco Corp. 3.500% 4/01/21	$370,000	$369,514
7.125% 3/15/20	65,000	68,849
Standard Industries, Inc. 5.500% 2/15/23 (a)	560,000	565,600

		2,787,456

Chemicals — 1.8%
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	902,000	932,591
LyondellBasell Industries NV 5.000% 4/15/19	565,000	570,586
6.000% 11/15/21	500,000	535,106
RPM International, Inc. 3.450% 11/15/22	8,000	7,881
6.125% 10/15/19	878,000	908,063
The Sherwin-Williams Co. 2.750% 6/01/22	685,000	663,762
Syngenta Finance NV 3.698% 4/24/20 (a)	440,000	438,402

		4,056,391

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	635,000	635,681

Computers — 1.0%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (a)	430,000	431,083
4.420% 6/15/21 (a)	475,000	481,946
DXC Technology Co. 2.875% 3/27/20	230,000	228,352
Leidos Holdings, Inc. 4.450% 12/01/20	1,095,000	1,103,212

		2,244,593

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,029,064
Aircastle Ltd. 5.000% 4/01/23	1,310,000	1,314,913
Ally Financial, Inc. 4.750% 9/10/18	920,000	921,725
Genpact Luxembourg Sarl 3.700% 4/01/22 (a)	1,035,000	1,011,097
Lazard Group LLC 4.250% 11/14/20	1,190,000	1,213,295

		5,490,094

Electric — 1.7%
Ameren Corp. 2.700% 11/15/20	555,000	548,867
Duke Energy Corp. 1.800% 9/01/21	480,000	459,457

	Principal Amount	Value
EDP Finance BV 4.125% 1/15/20 (a)	$452,000	$455,697
Enel Finance International NV 2.875% 5/25/22 (a)	785,000	747,969
Entergy Texas, Inc. 2.550% 6/01/21	95,000	92,881
7.125% 2/01/19	798,000	816,377
Israel Electric Corp. Ltd. 7.250% 1/15/19 (a)	283,000	288,448
Puget Energy, Inc. 6.000% 9/01/21	260,000	278,066
6.500% 12/15/20	255,000	273,080

		3,960,842

Electronics — 0.3%
FLIR Systems, Inc. 3.125% 6/15/21	380,000	375,836
Tech Data Corp. 3.700% 2/15/22	240,000	234,736

		610,572

Engineering & Construction — 0.1%
SBA Tower Trust 3.168% 4/09/47 (a)	350,000	342,432

Foods — 0.9%
Danone SA 2.077% 11/02/21 (a)	1,340,000	1,281,009
JBS Investments GmbH 7.750% 10/28/20 (a)	200,000	203,500
Mondelez International Holdings Netherlands BV 2.000% 10/28/21 (a)	595,000	567,665

		2,052,174

Health Care – Products — 1.0%
Abbott Laboratories 2.900% 11/30/21	675,000	664,385
3.250% 4/15/23	270,000	266,210
Becton Dickinson & Co. 3.211% FRN 12/29/20 (b)	1,185,000	1,186,936
Boston Scientific Corp. 2.850% 5/15/20	255,000	253,103

		2,370,634

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	316,000	320,416
4.500% 3/15/21	790,000	806,705
HCA, Inc. 3.750% 3/15/19	1,130,000	1,134,237
Laboratory Corp. of America Holdings 2.625% 2/01/20	470,000	466,253

		2,727,611

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	$1,128,000	$1,135,050

Insurance — 3.7%
American International Group, Inc. 3.300% 3/01/21	550,000	549,611
AmTrust Financial Services, Inc. 6.125% 8/15/23	585,000	569,544
Athene Global Funding 4.000% 1/25/22 (a)	1,240,000	1,248,889
CNA Financial Corp. 5.750% 8/15/21	543,000	575,942
Enstar Group Ltd. 4.500% 3/10/22	575,000	573,164
Jackson National Life Global Funding 2.500% 6/27/22 (a)	1,165,000	1,123,091
Lincoln National Corp. 4.000% 9/01/23	122,000	123,001
6.250% 2/15/20	500,000	524,104
Nuveen Finance LLC 2.950% 11/01/19 (a)	1,155,000	1,150,494
Reinsurance Group of America, Inc. 5.000% 6/01/21	700,000	725,449
Trinity Acquisition PLC 3.500% 9/15/21	470,000	466,158
Willis Towers Watson PLC 5.750% 3/15/21	370,000	390,071
XLIT Ltd. 5.750% 10/01/21	465,000	496,146

		8,515,664

Internet — 0.5%
Expedia Group, Inc. 7.456% 8/15/18	1,148,000	1,153,568

Investment Companies — 0.8%
Ares Capital Corp. 3.625% 1/19/22	30,000	29,256
3.875% 1/15/20	678,000	680,216
FS Investment Corp. 4.000% 7/15/19	470,000	470,450
TCP Capital Corp. 4.125% 8/11/22	675,000	644,315

		1,824,237

Leisure Time — 0.6%
Brunswick Corp. 4.625% 5/15/21 (a)	1,388,000	1,388,059

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	30,000	28,773
2.875% 3/01/21	875,000	862,852

		891,625

	Principal Amount	Value
Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	$353,000	$353,282
3.875% 10/15/21	635,000	631,825
4.875% 4/01/21	115,000	118,019

		1,103,126

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	605,000	604,231
Discovery Communications LLC 2.950% 3/20/23	355,000	339,497
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,347,000	1,299,855

		2,243,583

Mining — 1.5%
Anglo American Capital PLC 3.750% 4/10/22 (a)	500,000	496,405
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	354,000	357,997
Glencore Funding LLC 3.000% 10/27/22 (a)	260,000	249,187
4.125% 5/30/23 (a)	590,000	588,708
Kinross Gold Corp. 5.125% 9/01/21	570,000	584,791
5.950% 3/15/24	550,000	563,750
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	565,000	565,628

		3,406,466

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. 3.625% STEP 10/01/21	1,490,000	1,400,675

Oil & Gas — 0.6%
Antero Resources Corp. 5.375% 11/01/21	246,000	249,075
Continental Resources, Inc. 5.000% 9/15/22	710,000	719,381
EQT Corp. 3.000% 10/01/22	565,000	544,237

		1,512,693

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	1,094,000	1,104,940

Pharmaceuticals — 2.6%
Bayer US Finance II LLC 3.345% FRN 12/15/23 (a) (b)	980,000	979,949
Cardinal Health, Inc. 3 mo. USD LIBOR +.770% 3.111% FRN 6/15/22	1,190,000	1,188,810

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Health Corp. 2.125% 6/01/21	$960,000	$922,840
3.700% 3/09/23	305,000	303,453
Express Scripts Holding Co. 3.300% 2/25/21	1,195,000	1,190,618
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	224,980
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,325,000	1,228,987

		6,039,637

Pipelines — 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	170,000	166,103
Energy Transfer Partners LP 4.200% 9/15/23	1,160,000	1,159,430
EQT Midstream Partners LP 4.750% 7/15/23	660,000	658,937
The Williams Cos., Inc. 3.700% 1/15/23	1,270,000	1,228,725

		3,213,195

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	1,110,000	1,108,383

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.
2.250% 1/15/22	415,000	396,755
3.000% 6/15/23	640,000	613,684
3.300% 2/15/21	175,000	174,811
Crown Castle International Corp. 3.400% 2/15/21	714,000	713,164
Digital Realty Trust LP 3.400% 10/01/20	320,000	319,888
Healthcare Trust of America Holdings LP 2.950% 7/01/22	275,000	266,091
Simon Property Group LP 2.350% 1/30/22	550,000	530,304
Weyerhaeuser Co. 7.375% 10/01/19	135,000	141,856

		3,156,553

Retail — 0.9%
AutoNation, Inc. 3.350% 1/15/21	825,000	819,596
Dollar Tree, Inc. 3.700% 5/15/23	590,000	584,705
QVC, Inc. 3.125% 4/01/19	577,000	576,331

		1,980,632

	Principal Amount	Value
Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	$950,000	$924,028
Microchip Technology, Inc. 3.922% 6/01/21 (a)	450,000	450,747
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	770,000	768,075

		2,142,850

Telecommunications — 1.7%
Ericsson LM 4.125% 5/15/22	1,750,000	1,723,905
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,083,000	1,108,397
Sprint Communications, Inc. 9.250% 4/15/22	490,000	551,250
Verizon Communications, Inc. 2.946% 3/15/22	480,000	471,100

		3,854,652

Transportation — 0.3%
Ryder System, Inc. 2.250% 9/01/21	425,000	410,452
2.875% 9/01/20	340,000	336,269

		746,721

Trucking & Leasing — 1.9%
Aviation Capital Group Corp. 2.875% 9/17/18 (a)	1,260,000	1,260,236
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	202,694
GATX Corp. 2.600% 3/30/20	575,000	568,008
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,205,000	1,192,962
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.500% 6/15/19 (a)	370,000	367,953
3.050% 1/09/20 (a)	615,000	612,104
3.300% 4/01/21 (a)	150,000	148,827
3.375% 2/01/22 (a)	20,000	19,713

		4,372,497

TOTAL CORPORATE DEBT (Cost $112,120,852)		110,199,769

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900% 3.260% FRN 4/26/27 (b)	52,128	52,349

TOTAL MUNICIPAL OBLIGATIONS (Cost $52,128)		52,349

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.3%
Auto Floor Plan ABS — 0.4%
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350% 3.441% FRN 9/27/21 (a)	$520,000	$521,247
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 2.190% 9/15/21 (a)	480,000	475,499

		996,746

Automobile ABS — 8.3%
American Credit Acceptance Receivables Trust Series 2017-1, Class B, 2.390% 2/16/21 (a)	407,526	406,995
Series 2017-4, Class C, 2.940% 1/10/24 (a)	770,000	765,154
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D, 2.540% 6/08/20	210,000	209,965
CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750% 6/15/21 (a)	15,172	15,157
CPS Auto Receivables Trust Series 2018-A, Class A, 2.160% 5/17/21 (a)	159,573	159,009
Series 2015-C, Class B, 2.550% 2/18/20 (a)	59,604	59,604
Series 2017-A, Class B, 2.680% 5/17/21 (a)	1,150,000	1,146,744
CPS Auto Trust, Series 2016-C, Class B, 2.480% 9/15/20 (a)	190,000	189,683
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	140,000	139,698
Series 2017-1, Class C, 2.840% 4/15/22	270,000	269,566
Series 2018-2, Class B, 3.220% 4/15/22	200,000	200,076
DT Auto Owner Trust Series 2018-1A, Class A, 2.590% 5/17/21 (a)	888,186	886,719
Series 2018-1A, Class B, 3.040% 1/18/22 (a)	290,000	288,996
Enterprise Fleet Financing LLC Series 2016-1, Class A2, 1.830% 9/20/21 (a)	109,829	109,638
Series 2017-1, Class A3, 2.600% 7/20/22 (a)	210,000	208,353
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	270,000	267,615
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	260,000	259,744

	Principal Amount	Value
Series 2017-1A, Class B, 3.000% 12/15/21 (a)	$260,000	$259,846
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	250,000	249,622
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	650,000	651,795
First Investors Auto Owner Trust Series 2016-2A, Class B, 2.210% 7/15/22 (a)	540,000	530,709
Series 2017-3A, Class B, 2.720% 4/17/23 (a)	340,000	333,004
Series 2018-1A, Class A2, 3.220% 1/17/23 (a)	290,000	289,974
Flagship Credit Auto Trust Series 2015-2, Class A, 1.980% 10/15/20 (a)	18,620	18,600
Series 2015-3, Class A, 2.380% 10/15/20 (a)	33,317	33,275
Series 2016-4, Class B, 2.410% 10/15/21 (a)	910,000	903,318
Series 2018-1, Class A, 2.590% 6/15/22 (a)	678,133	675,283
Series 2016-4, Class C, 2.710% 11/15/22 (a)	410,000	399,654
Series 2016-1, Class A, 2.770% 12/15/20 (a)	91,904	91,927
Series 2017-1, Class B, 2.830% 3/15/23 (a)	615,000	612,631
Series 2017-4, Class C, 2.920% 11/15/23 (a)	650,000	637,698
Series 2018-2, Class A, 2.970% 10/17/22 (a)	731,564	730,740
Series 2018-1, Class B, 3.130% 1/17/23 (a)	1,250,000	1,241,560
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	1,560,000	1,527,662
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	770,000	748,488
Hertz Vehicle Financing LLC, Series 2018-3A, Class B, 4.370% 7/25/24 (a)	330,000	329,878
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.380% 10/15/20 (a)	250,000	249,791
Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 3.773% FRN 4/15/21 (a)	370,000	373,920
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.310% 12/14/21 (a)	450,000	446,678
Oscar US Funding Trust II Series 2015-1A, Class A3, 1.860% 10/15/19 (a)	74,944	74,883

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-1A, Class A4, 2.440% 6/15/22 (a)	$300,000	$298,878
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR +1.700% 3.619% FRN 7/15/20 (a)	28,770	28,872
Oscar US Funding Trust V, Series 2016-2A, Class A2A, 2.310% 11/15/19 (a)	75,436	75,308
Oscar US Funding Trust VI Series 2017-1A, Class A3, 2.820% 6/10/21 (a)	240,000	238,965
Series 2017-1A, Class A4, 3.300% 5/10/24 (a)	160,000	159,537
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% 4/12/21 (a)	320,000	319,014
Santander Drive Auto Receivables Trust Series 2016-1, Class B, 2.470% 12/15/20	159,298	159,275
Series 2014-4, Class D, 3.100% 11/16/20	200,000	200,284
Series 2016-1, Class D, 4.020% 4/15/22	500,000	505,789
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.750% 2/20/20 (a)	150,000	149,435

		19,129,009

Commercial MBS — 1.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2, 3.147% 2/10/47	260,617	260,963
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.951% VRN 7/10/38 (b)	131,923	133,477
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.000% FRN 6/15/32 (a) (b)	850,000	850,243
RETL, Series 2018-RVP, Class A, 3.173% FRN 3/15/33 (a) (b)	612,102	613,137
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.477% VRN 8/15/39 (b)	18,079	18,007
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	298,408	297,069
VMC Finance LLC, Series 2018-FL1, Class A, 2.893% FRN 4/15/35 (a) (b)	366,883	367,033

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.209% VRN 2/15/51 (b)	$219,515	$223,377

		2,763,306

Home Equity ABS — 0.1%
ACE Securities Corp. Series 2005-HE7, Class A2D, 1 mo. USD LIBOR +.660% 2.751% FRN 11/25/35	3,354	3,355
Series 2005-HE5, Class M2, 1 mo. USD LIBOR +.735% 2.826% FRN 8/25/35	22,699	23,074
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR +.900% 2.991% FRN 2/25/35	102,644	101,635
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR +.240% 2.331% FRN 10/25/34 (a)	111,952	111,912

		239,976

Other ABS — 18.3%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR +.200% 2.273% FRN 3/15/41 (a)	76,774	75,373
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	241,588	241,023
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR +1.480% 3.828% FRN 10/15/28 (a)	370,000	372,361
American Tower Trust #1, Series 13, Class 2A, 3.070% 3/15/48 (a)	500,000	487,653
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.819% FRN 10/20/28 (a)	520,000	520,502
Arbys Funding LLC, Series 2015-1A, Class A2, 4.969% 10/30/45 (a)	292,500	292,920
Avant Loans Funding Trust Series 2017-B, Class A, 2.290% 6/15/20 (a)	220,842	220,567
Series 2018-A, Class A, 3.090% 6/15/21 (a)	390,000	389,781
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.475% FRN 1/18/25 (a)	472,548	472,594
BCC Funding XIV LLC, Series 2018-1A, Class A1, 2.200% 2/20/19 (a)	1,366,604	1,365,940

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR +1.180% 3.528% FRN 7/15/26 (a)	$340,000	$340,041
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR +1.430% 3.785% FRN 7/18/27 (a)	475,000	475,018
BlueVirgo Trust, Series 2015-1A, Class NOTE, 3.000% 12/15/22 (a)	209,616	209,601
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, 2.940% 5/25/29 (a)	196,967	192,087
Capital Automotive LLC, Series 2012-1A, Class A1, 3.870% 4/15/47 (a)	256,967	256,459
Castlelake Aircraft Structured Trust, Series 2018-1, Class A, 4.125% 6/15/43 (a)	370,000	371,702
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.000% 12/10/23 (a)	57,321	57,034
CLI Funding VI LLC, Series 2017-1A, Class A, 3.620% 5/18/42 (a)	527,612	520,148
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR +.460% 2.551% FRN 9/25/34	10,463	10,445
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.412% FRN 10/26/27 (a) (b)	350,000	350,224
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.270% 5/20/26 (a)	73,929	73,860
Series 2014-1, Class A, 2.540% 5/20/27 (a)	30,022	29,961
Series 2015-1, Class A, 2.730% 7/20/27 (a)	63,017	62,896
Series 2015-2, Class A, 2.990% 5/22/28 (a)	76,531	75,994
Series 2016-1, Class A, 3.080% 11/20/28 (a)	444,147	433,758
Series 2015-2, Class B, 3.540% 5/22/28 (a)	51,710	51,187
Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	360,000	369,460
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1, 1.950% 11/25/39 (a)	31,250	31,111

	Principal Amount	Value
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250% 6.130% FRN 7/15/24 (a)	$24,333	$24,479
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.198% FRN 7/15/23 (a)	74,067	74,812
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	238,541	233,394
Series 2016-A, Class A, 2.730% 4/25/28 (a)	411,872	403,019
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	80,354	77,891
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299% 4/19/44 (a)	101,786	101,165
Element Rail Leasing II LLC Series 2015-1A, Class A1, 2.707% 2/19/45 (a)	52,156	51,406
Series 2016-1A, Class A1, 3.968% 3/19/46 (a)	145,293	146,547
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A, 2.670% 6/01/27	72,283	70,656
FRS I LLC, Series 2013-1A, Class A1, 1.800% 4/15/43 (a)	22,186	22,044
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.359% FRN 4/20/31 (a) (b)	600,000	597,399
Global SC Finance II SRL, Series 2013-1A, Class A, 2.980% 4/17/28 (a)	142,583	140,274
Global SC Finance IV Ltd., Series 2017-1A, Class A, 3.850% 4/15/37 (a)	293,983	291,820
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	452,224	438,444
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	384,633	386,425
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + ..645% 2.736% FRN 4/25/35	18,497	18,622
Hercules Capital Funding Trust, Series 2014-1A, Class A, 3.524% 4/16/21 (a)	60,108	60,127
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	288,772	279,236
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	320,230	319,385

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	$717,825	$735,314
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	516,733	532,135
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (a)	103,334	101,535
Series 2013-A, Class A, 2.280% 1/25/26 (a)	82,683	82,113
Series 2017-AA, Class B, 2.960% VRN 12/26/28 (a) (b)	259,952	252,664
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR +1.400% 3.759% FRN 10/20/29 (a)	590,000	592,706
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	240,000	237,914
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	350,000	350,951
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR +.825% 2.916% FRN 6/25/35	1,353	1,353
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR +1.480% 3.840% FRN 10/25/29 (a)	420,000	421,799
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR +1.120% 3.479% FRN 7/20/26 (a)	280,000	280,040
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR +1.120% 3.475% FRN 1/18/27 (a)	700,000	700,076
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	900,000	886,954
Series 2017-AA, Class A, 3.620% 2/20/29 (a)	400,000	401,615
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (a)	172,953	172,246
Series 2017-2A, Class A, 2.390% 7/15/24 (a)	161,331	160,992
Series 2018-1A, Class A, 2.610% 3/15/28 (a)	948,271	945,591
Series 2017-1A, Class A, 2.827% 3/15/24 (a)	251,244	251,110
Series 2016-1A, Class A, 3.060% 1/17/23 (a)	46,233	46,250
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	320,000	320,000

	Principal Amount	Value
Mosaic Solar Loans LLC
Series 2017-2A, Class D, 0.010% 9/20/42 (a)	$250,000	$227,491
Series 2018-2GS, Class A, 4.200% 2/20/44 (a)	360,000	359,942
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	95,571	97,556
MVW Owner Trust
Series 2013-1A, Class A, 2.150% 4/22/30 (a)	78,851	77,759
Series 2014-2, Class A, 2.250% 9/22/31 (a)	130,901	128,132
Series 2016-1A, Class A, 2.250% 12/20/33 (a)	53,266	51,837
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.610% 2/20/21 (a)	40,356	40,372
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 3.598% FRN 1/15/28 (a) (b)	250,000	248,758
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2, 2.575% 10/15/49 (a)	1,950,000	1,931,780
NP SPE II LLC, Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	177,939	174,065
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4, 3.107% 12/15/50 (a)	700,000	699,326
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3.803% FRN 4/17/27 (a) (b)	650,000	647,144
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 3.753% FRN 8/15/29 (a)	590,000	593,036
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	31,349	30,495
Series 2016-A, Class A, 2.610% 3/08/29 (a)	188,448	181,153
Series 2016-A, Class B, 2.910% 3/08/29 (a)	315,926	309,839
Oxford Finance Funding Trust Series 2014-1A, Class A, 3.475% 12/15/22 (a)	28,277	27,995
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	200,000	199,110
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.341% FRN 2/25/37 (a)	26,341	26,309

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.671% FRN 2/20/30 (a)	$700,000	$703,826
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400% 3/22/32 (a)	303,849	298,228
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A, 2.050% VRN 6/20/31 (a) (b)	97,499	97,045
Series 2014-3A, Class A, 2.300% 10/20/31 (a)	149,115	148,236
Series 2015-2A, Class A, 2.430% 6/20/32 (a)	292,043	288,749
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	63,921	62,913
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	243,948	241,069
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	411,124	407,675
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	370,372	368,287
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	24,585	24,408
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (a)	188,048	187,467
Series 2016-5, Class A, 3.060% 9/25/28 (a)	1,059,739	1,055,383
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	215,003	214,643
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	544,021	542,835
Series 2015-2, Class A, 3.280% 9/15/23 (a)	339,681	340,207
Series 2017-2, Class A, 3.280% 2/25/26 (a)	416,038	415,943
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% 4/25/29 (a)	410,059	408,543
Springleaf Funding Trust, Series 2016-AA, Class A, 2.900% 11/15/29 (a)	1,460,000	1,452,478
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.530% 11/16/48 (a)	1,040,000	1,044,763
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.533% FRN 10/17/26 (a)	800,000	800,098
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832% 5/25/46 (a)	374,300	374,797

	Principal Amount	Value
TAL Advantage VI LLC, Series 2017-1A, Class A, 4.500% 4/20/42	$443,456	$452,217
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.822% FRN 10/13/29 (a)	300,000	301,069
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.090% 12/15/29 (a)	499,869	499,552
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.773% FRN 12/15/20 (a)	260,000	260,470
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370% 3.729% FRN 4/20/27 (a)	950,000	950,291
Trinity Rail Leasing LP, Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	600,000	599,779
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	150,764	148,626
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	669,679	699,662
Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.620% 8/20/42 (a)	962,164	953,035
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.190% 6/22/43 (a)	550,000	549,804
VSE VOI Mortgage LLC, Series 2016-A, Class A, 2.540% 7/20/33 (a)	476,214	465,475
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	86,366	84,598
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	241,588	235,872
Westgate Resorts LLC Series 2014-1A, Class A, 2.150% 12/20/26 (a)	76,001	75,531
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	238,220	235,997
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	153,162	153,095
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	414,937	414,164

		42,169,132

Student Loans ABS — 14.6%
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.791% FRN 7/25/56 (a)	247,229	246,887

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 7/25/58 (a)	$140,000	$125,374
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	1,250,000	1,225,444
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.120% FRN 7/01/38	49,746	47,053
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 day ARS 1.729% FRN 7/01/38	100,000	98,842
College Ave Student Loans LLC, Series 2018-A, Class A1, 0.000% FRN 12/26/47 (a) (b)	251,091	251,040
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.838% FRN 1/15/37	224,440	210,467
Commonbond Student Loan Trust Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	230,000	228,945
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	477,284	477,789
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.500% 1/25/30 (a)	92,918	86,429
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	44,510	44,138
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	51,135	50,384
Series 2016-B, Class A2, 2.890% 6/25/40 (a)	191,689	187,575
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	92,672	92,068
Series 2015-B, Class A2, 3.170% 7/25/31 (a)	84,783	84,454
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	640,457	640,161
Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700% 3.791% FRN 1/25/40 (a)	179,706	183,213
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 3.991% FRN 10/25/44 (a)	681,025	691,860
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.091% FRN 4/25/40 (a)	169,361	174,081
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	323,225	311,103

	Principal Amount	Value
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	$290,972	$286,469
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.141% FRN 2/26/35 (a)	183,847	190,933
ECMC Group Student Loan Trust Series 2018-1A, Class A, 2.841% FRN 2/27/68 (a) (b)	867,295	868,379
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.291% FRN 12/27/66 (a)	910,173	925,353
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.441% FRN 7/26/66 (a)	467,155	474,787
Edlinc Student Loan Funding, Series 2017-A, Class A, (Acquired 12/22/17, Cost $695,132), 3.350% FRN 12/01/47 (a) (b) (c) (d)	638,116	634,346
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800% 2.891% FRN 6/25/26 (a)	410,139	410,311
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 2.841% FRN 8/25/42 (a) (b)	713,100	713,102
Series 2018-A, Class B, 4.000% 8/25/42 (a)	250,000	243,428
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	950,000	834,104
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.602% FRN 9/27/35	55,283	55,145
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	330,771	317,386
Navient Private Education Loan Trust Series 2014-AA, Class A2A, 2.740% 2/15/29 (a)	226,662	223,350
Series 2018-BA, Class A2B, 2.788% FRN 12/15/59 (a) (b)	170,000	169,991
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 2.530% 2/18/42 (a)	490,106	486,309
Navient Student Loan Trust Series 2018-1A, Class A3, 2.811% FRN 3/25/67 (a) (b)	850,000	852,645
Series 2018-2A, Class A3, 2.841% FRN 3/25/67 (a) (b)	540,000	539,075
Series 2018-3A, Class A3, 2.888% FRN 3/25/67 (a) (b)	900,000	900,000

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-5A, Class A, 2.891% FRN 7/26/66 (a) (b)	$390,820	$394,423
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.241% FRN 7/26/66 (a)	750,000	768,218
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.341% FRN 6/25/65 (a)	705,190	723,643
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.391% FRN 3/25/66 (a)	560,000	580,696
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	192,362	185,692
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.647% FRN 12/26/40 (a)	267,151	267,639
Nelnet Student Loan Trust Series 2014-6A, Class A, 1 mo. USD LIBOR + .650% 2.741% FRN 11/25/52 (a)	334,062	335,345
Series 2018-1A, Class A2, 2.851% FRN 5/25/66 (a) (b)	800,000	799,999
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.460% FRN 6/25/54 (a)	130,000	121,928
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 10/25/47 (a)	170,000	162,972
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. USD LIBOR + .750% 3.109% FRN 10/30/45	198,587	197,078
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.041% FRN 11/25/65 (a)	578,415	585,817
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.543% FRN 2/15/45	387,236	358,829
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.470% FRN 1/26/43	120,000	115,666
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.500% FRN 10/25/28	280,000	278,996
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.500% FRN 1/27/42	100,000	96,440
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.510% FRN 3/25/44	200,000	192,904

	Principal Amount	Value
Series 2006-7, Class B, ABS, FRN, 3 mo. USD LIBOR + .200% 2.560% FRN 1/27/42	$1,180,478	$1,123,019
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.570% FRN 10/25/40	465,217	440,790
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.580% FRN 3/25/44	755,777	713,144
Series 2005-6, Class B, ABS, 3 mo. USD LIBOR + .290% 2.650% FRN 1/25/44	629,642	588,458
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.660% FRN 7/25/25	150,000	149,650
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.660% FRN 1/25/41	466,253	445,105
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.670% FRN 1/25/55	187,641	177,103
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 2.910% FRN 10/25/64 (a)	850,000	845,381
Series 2004-10, Class A7A, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/29 (a)	570,000	572,494
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.960% FRN 1/25/41	710,000	705,828
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.960% FRN 10/25/65 (a)	2,150,000	2,125,228
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.110% FRN 1/25/40	770,000	767,112
Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500% 3.591% FRN 12/28/70	120,000	116,742
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	50,000	50,000
SMB Private Education Loan Trust Series 2018-B, Class A2B, 2.804% FRN 1/15/37 (a) (b)	550,000	549,881
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.173% FRN 9/15/34 (a)	290,000	293,983
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 3.223% FRN 5/15/26 (a)	526,132	531,144
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.523% FRN 2/17/32 (a)	135,348	138,201

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750), 0.000% 3/25/33 (a) (c) (d)	$200	$295,000
Series 2017-D, Class R1, (Acquired 7/19/17, Cost $565,900), 0.000% 9/25/40 (a) (c) (d)	1,000,000	600,000
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200), 0.000% 2/25/42 (a) (c) (d)	1,000,000	718,200
Series 2016-E, Class A2B, 2.490% 1/25/36 (a)	330,000	322,195
Series 2016-D, Class A1, 1 mo. USD LIBOR +.950% 3.041% FRN 1/25/39 (a)	101,868	102,577
Series 2016-B, Class A1, 1 mo. USD LIBOR +1.200% 3.291% FRN 6/25/33 (a)	167,282	169,643
Series 2016-A, Class A1, 1 mo. USD LIBOR +1.750% 3.841% FRN 8/25/36 (a)	181,790	187,339

		33,476,922

WL Collateral CMO — 4.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.829% VRN 8/25/34 (b)	6,842	6,921
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.717% VRN 2/25/34 (b)	3,552	3,592
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	794	722
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	594,137	584,297
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	969,636	974,680
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.211% VRN 8/25/34 (b)	1,424	1,424
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.618% VRN 8/25/34 (b)	8,369	8,176
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	419,930	415,188
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	632,127	623,008
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	586,766	580,168
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	587,454	581,185

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.560% VRN 2/25/34 (b)	$699	$673
Series 2003-A4, Class IA, 3.955% VRN 7/25/33 (b)	534	551
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (b)	43	46
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	347,260	348,142
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $250,000), 4.941% FRN 2/25/23 (a) (b) (c) (d)	250,000	251,506
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	613,252	609,262
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	636,293	626,038
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	493,482	480,014
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	742,486	734,093
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	593,472	586,772
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	400,571	404,973
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	992,264	1,003,159
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (b)	845,044	814,371
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (b)	5,055	5,071
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b) (c) (e)	340,000	336,706
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA +1.400% 2.958% FRN 4/25/44	13,401	13,761

		9,994,499

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $109,091,286)		108,769,590

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.0%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 4740, Class CA, 3.000% 5/15/39	$287,944	$283,968
Series 4491, Class B, 3.000% 8/15/40	470,949	465,018
Series 4720, Class A, 3.000% 3/15/41	396,796	391,978
Federal National Mortgage Association Series 2015-80, Class CA, 3.000% 4/25/40	652,269	643,320
Series 2015-63, Class KA, 3.000% 1/25/41	313,703	310,813
Government National Mortgage Association (b) Series 2014-131, Class BW 2.848% 5/20/41	138,222	143,100

		2,238,197

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp.
Pool #C01079 7.500% 10/01/30	343	391
Pool #C01135 7.500% 2/01/31	1,055	1,201
Federal National Mortgage Association
Pool #725692 1 year CMT + 2.138% 3.536% FRN 10/01/33	22,175	23,157
Pool #888586 1 year CMT + 2.208% 3.607% FRN 10/01/34	23,748	24,982
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	8,871	9,236
Pool #575667 7.000% 3/01/31	2,364	2,702
Pool #529453 7.500% 1/01/30	510	582
Pool #531196 7.500% 2/01/30	64	73
Pool #530299 7.500% 3/01/30	68	76
Pool #536386 7.500% 4/01/30	85	97
Pool #535996 7.500% 6/01/31	1,256	1,433
Pool #523499 8.000% 11/01/29	54	62
Pool #252926 8.000% 12/01/29	32	37
Pool #532819 8.000% 3/01/30	31	35
Pool #534703 8.000% 5/01/30	519	597
Pool #253437 8.000% 9/01/30	33	38
Pool #253481 8.000% 10/01/30	14	17
Pool #190317 8.000% 8/01/31	659	760
Pool #596656 8.000% 8/01/31	226	235
Pool #602008 8.000% 8/01/31	809	931
Pool #597220 8.000% 9/01/31	629	730
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	92	97
Pool #352022 7.000% 11/15/23	1,118	1,203
Pool #491089 7.000% 12/15/28	1,738	1,908

	Principal Amount	Value
Pool #478658 7.000% 5/15/29	$422	$479
Pool #500928 7.000% 5/15/29	807	914
Pool #499410 7.000% 7/15/29	245	279
Pool #510083 7.000% 7/15/29	226	255
Pool #493723 7.000% 8/15/29	491	559
Pool #581417 7.000% 7/15/32	2,381	2,715
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	902	914
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	166	169
Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	63,364	65,669
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	73,276	75,947

		218,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,514,519)		2,456,677

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds & Notes — 1.5%
U.S. Treasury Note 8.000% 11/15/21 (f)	1,020,000	1,194,468
8.125% 8/15/19	1,020,000	1,083,662
8.750% 5/15/20	1,020,000	1,136,836

		3,414,966

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,429,591)		3,414,966

TOTAL BONDS & NOTES (Cost $227,208,376)		224,893,351

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $2,011,623)		2,033,122

TOTAL LONG-TERM INVESTMENTS (Cost $229,219,999)		226,926,473

SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper — 0.9%
Dominion Resources 2.601% 7/09/18 (a)	2,000,000	1,998,742

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	$13,047	$13,047

TOTAL SHORT-TERM INVESTMENTS (Cost $2,011,772)		2,011,789

TOTAL INVESTMENTS — 99.5% (Cost $231,231,771) (g)		228,938,262

Other Assets/(Liabilities) — 0.5%		1,079,223

NET ASSETS — 100.0%		$230,017,485

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $126,398,698 or 54.95% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2018, these securities amounted to a value of $2,499,052 or 1.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $336,706 or 0.15% of net assets.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at June 30, 2018:

OTC Counterparty*	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,340,000	USD	6,340,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Strike 2.44	$316,951	$265,841	$(51,110)

Credit Suisse International	7,310,000	USD	7,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Strike 2.61	350,880	341,401	(9,479)

							667,831	607,242	(60,589)

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty*	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	12,910,000	USD	12,910,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Strike 2.94	$645,410	$703,585	$58,175

Credit Suisse International	14,580,000	USD	14,580,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Strike 3.11	698,382	722,295	23,913

							1,343,792	1,425,880	82,088

							$2,011,623	$2,033,122	$21,499

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at June 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 10 Year	9/19/18	232	$27,648,628	$234,872
U.S. Treasury Note 2 Year	9/28/18	437	92,464,168	104,723

				$339,595

Futures Contracts — Short
U.S. Treasury Note Ultra 10 Year	9/19/18	84	$(10,607,778)	$(163,910)
U.S. Treasury Note 5 Year	9/28/18	506	(57,068,231)	(422,066)

				$(585,976)

The Fund had the following open Swap agreements at June 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(42,785)	$253	$(42,532)
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(7,027)	(35,506)	(42,533)
Goldman Sachs International	USD	150,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(3,543)	(12,018)	(15,561)

							$(53,355)	$(47,271)	$(100,626)

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	82.9%
Cayman Islands	5.3%
Netherlands	2.3%
United Kingdom	1.1%
Japan	1.0%
Luxembourg	1.0%
Ireland	0.8%
Bermuda	0.8%
Sweden	0.7%
Canada	0.7%
France	0.6%
Spain	0.5%
Australia	0.3%
Turkey	0.2%
Colombia	0.2%
Austria	0.1%
Barbados	0.1%
United States Virgin Islands	0.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.1%
Iron & Steel — 0.9%
Allegheny Technologies, Inc. (a)	42,825	$1,075,764

Mining — 2.2%
Compass Minerals International, Inc. (b)	18,030	1,185,472
Kaiser Aluminum Corp.	15,035	1,565,294

		2,750,766

		3,826,530

Communications — 4.6%
Internet — 3.9%
Etsy, Inc. (a)	41,210	1,738,650
Q2 Holdings, Inc. (a)	26,090	1,488,434
Yelp, Inc. (a)	41,420	1,622,836

		4,849,920

Media — 0.7%
Houghton Mifflin Harcourt Co. (a)	115,270	881,815

		5,731,735

Consumer, Cyclical — 13.9%
Airlines — 1.2%
Spirit Airlines, Inc. (a)	40,280	1,464,178

Auto Manufacturers — 0.9%
Navistar International Corp. (a)	25,900	1,054,648

Auto Parts & Equipment — 3.1%
Dorman Products, Inc. (a)	21,710	1,483,010
Visteon Corp. (a)	18,700	2,416,788

		3,899,798

Retail — 8.2%
The Children’s Place, Inc.	12,360	1,493,088
Group 1 Automotive, Inc.	30,310	1,909,530
Jack in the Box, Inc.	14,930	1,270,842
Nu Skin Enterprises, Inc. Class A	14,990	1,172,068
Suburban Propane Partners LP (c)	72,425	1,701,263
Texas Roadhouse, Inc.	23,340	1,529,004
The Wendy’s Co.	69,680	1,197,102

		10,272,897

Storage & Warehousing — 0.5%
Wesco Aircraft Holdings, Inc. (a)	58,760	661,050

		17,352,571

Consumer, Non-cyclical — 21.9%
Agriculture — 0.8%
Universal Corp.	15,670	1,035,004

Biotechnology — 3.2%
Emergent BioSolutions, Inc. (a)	19,180	968,398
Exact Sciences Corp. (a)	9,240	552,460

	Number of Shares	Value
Ligand Pharmaceuticals, Inc. (a)	6,270	$1,298,956
Sage Therapeutics, Inc. (a)	4,096	641,147
Senseonics Holdings, Inc. (a)	110,799	455,384

		3,916,345

Commercial Services — 5.8%
Asgn, Inc. (a)	31,932	2,496,763
Korn/Ferry International	49,811	3,084,795
Monro, Inc.	11,010	639,681
Paylocity Holding Corp. (a)	17,830	1,049,474

		7,270,713

Health Care – Products — 5.2%
Inogen, Inc. (a)	5,780	1,076,987
Inspire Medical Systems, Inc. (a) (b)	5,612	200,124
Intersect ENT, Inc. (a)	22,870	856,482
NxStage Medical, Inc. (a)	23,240	648,396
Quidel Corp. (a)	24,150	1,605,975
Repligen Corp. (a)	23,660	1,112,966
Wright Medical Group NV (a) (b)	38,030	987,259

		6,488,189

Health Care – Services — 4.2%
Addus HomeCare Corp. (a)	12,762	730,625
Amedisys, Inc. (a)	22,550	1,927,123
American Renal Associates Holdings, Inc. (a)	23,090	364,129
Molina Healthcare, Inc. (a)	10,660	1,044,040
Teladoc, Inc. (a) (b)	20,030	1,162,742

		5,228,659

Household Products & Wares — 1.5%
Acco Brands Corp.	131,840	1,825,984

Pharmaceuticals — 1.2%
Galapagos NV (a)	4,847	444,645
TherapeuticsMD, Inc. (a) (b)	109,120	680,909
uniQure NV (a)	10,560	399,168

		1,524,722

		27,289,616

Energy — 3.6%
Energy – Alternate Sources — 1.1%
Renewable Energy Group, Inc. (a)	80,989	1,445,654

Oil & Gas — 1.6%
Matador Resources Co. (a)	65,415	1,965,721

Pipelines — 0.9%
Noble Midstream Partners LP (c)	22,360	1,141,701

		4,553,076

Financial — 22.2%
Banks — 7.3%
The Bank of NT Butterfield & Son Ltd.	21,499	982,934

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BankUnited, Inc.	44,709	$1,826,363
Chemical Financial Corp.	22,972	1,278,851
Columbia Banking System, Inc.	21,010	859,309
Customers Bancorp, Inc. (a)	25,180	714,608
FCB Financial Holdings, Inc. Class A (a)	20,073	1,180,293
IBERIABANK Corp.	15,750	1,193,850
Webster Financial Corp.	16,650	1,060,605

		9,096,813

Diversified Financial Services — 1.1%
Stifel Financial Corp.	24,810	1,296,323

Insurance — 0.5%
James River Group Holdings Ltd.	15,775	619,800

Real Estate — 0.8%
Realogy Holdings Corp. (b)	44,740	1,020,072

Real Estate Investment Trusts (REITS) — 7.7%
Brandywine Realty Trust	95,480	1,611,702
CYS Investments, Inc.	214,500	1,608,750
DiamondRock Hospitality Co.	155,690	1,911,873
EPR Properties	11,970	775,536
Four Corners Property Trust, Inc.	72,640	1,789,123
National Storage Affiliates Trust	62,670	1,931,490

		9,628,474

Savings & Loans — 4.8%
Beneficial Bancorp, Inc.	48,210	781,002
Berkshire Hills Bancorp, Inc.	25,710	1,043,826
OceanFirst Financial Corp.	37,330	1,118,407
Sterling Bancorp	55,840	1,312,240
WSFS Financial Corp.	32,510	1,732,783

		5,988,258

		27,649,740

Industrial — 12.9%
Building Materials — 2.2%
Masonite International Corp. (a)	20,403	1,465,956
Summit Materials, Inc. Class A (a)	48,669	1,277,561

		2,743,517

Electrical Components & Equipment — 2.1%
Energizer Holdings, Inc.	10,400	654,784
Generac Holdings, Inc. (a)	38,010	1,966,257

		2,621,041

Engineering & Construction — 2.7%
Dycom Industries, Inc. (a)	13,990	1,322,195
KBR, Inc.	69,376	1,243,218
TopBuild Corp. (a)	9,890	774,782

		3,340,195

Environmental Controls — 0.9%
Advanced Disposal Services, Inc. (a)	44,748	1,108,856

	Number of Shares	Value
Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. (a)	26,927	$696,332

Metal Fabricate & Hardware — 1.1%
Rexnord Corp. (a)	48,700	1,415,222

Miscellaneous – Manufacturing — 0.6%
EnPro Industries, Inc.	11,300	790,435

Transportation — 1.6%
CryoPort, Inc. (a) (b)	23,710	374,144
Genesee & Wyoming, Inc. Class A (a)	20,590	1,674,379

		2,048,523

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc.	26,020	1,372,555

		16,136,676

Technology — 13.8%
Computers — 3.6%
CACI International, Inc. Class A (a)	14,501	2,444,144
Perspecta, Inc.	37,924	779,338
Teradata Corp. (a)	33,170	1,331,775

		4,555,257

Semiconductors — 3.5%
Brooks Automation, Inc.	39,320	1,282,618
MKS Instruments, Inc.	16,800	1,607,760
Semtech Corp. (a)	32,070	1,508,894

		4,399,272

Software — 6.7%
Blackline, Inc. (a)	23,240	1,009,313
Envestnet, Inc. (a)	17,990	988,550
j2 Global, Inc.	23,711	2,053,610
Pegasystems, Inc.	23,676	1,297,445
SendGrid, Inc. (a)	34,465	914,012
Zynga, Inc. Class A (a)	508,227	2,068,484

		8,331,414

		17,285,943

Utilities — 2.7%
Electric — 2.7%
Black Hills Corp.	31,510	1,928,727
NorthWestern Corp.	25,430	1,455,868

		3,384,595

TOTAL COMMON STOCK (Cost $94,191,931)		123,210,482

TOTAL EQUITIES (Cost $94,191,931)		123,210,482

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.3%
Diversified Financial Services — 3.3%
State Street Navigator Securities Lending Prime Portfolio (d)	4,097,840	$4,097,840

TOTAL MUTUAL FUNDS (Cost $4,097,840)		4,097,840

TOTAL LONG-TERM INVESTMENTS (Cost $98,289,771)		127,308,322

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (e)	$1,475,024	1,475,024

TOTAL SHORT-TERM INVESTMENTS (Cost $1,475,024)		1,475,024

TOTAL INVESTMENTS — 103.2% (Cost $99,764,795) (f)		128,783,346

Other Assets/(Liabilities) — (3.2)%		(4,021,184)

NET ASSETS — 100.0%		$124,762,162

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $3,984,687 or 3.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,475,139. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 4/30/24, and an aggregate market value, including accrued interest, of $1,509,131.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Basic Materials — 5.8%
Chemicals — 4.3%
The Chemours Co.	10,379	$460,413
Ingevity Corp. (a)	6,639	536,830
Rayonier Advanced Materials, Inc.	4,600	78,614

		1,075,857

Mining — 1.5%
Alcoa Corp. (a)	8,100	379,728

		1,455,585

Communications — 11.9%
Internet — 1.9%
Liberty Expedia Holdings, Inc. Class A (a)	1,360	59,758
Zillow Group, Inc. Class C (a)	6,900	407,514

		467,272

Media — 6.7%
Cable One, Inc.	500	366,645
Liberty Broadband Corp. Class A (a)	3,500	264,740
Liberty Broadband Corp. Class C (a)	3,600	272,592
Liberty Media Corp-Liberty Formula One Class C (a)	5,300	196,789
Liberty Media Corp-Liberty SiriusXM Class A (a)	5,600	252,280
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,600	254,016
News Corp. Class A	5,800	89,900

		1,696,962

Telecommunications — 3.3%
GCI Liberty, Inc. Class A (a)	3,440	155,075
Liberty Latin America Ltd. Class A (a)	36,000	688,320

		843,395

		3,007,629

Consumer, Cyclical — 7.6%
Auto Parts & Equipment — 1.7%
Aptiv PLC	4,679	428,737

Entertainment — 3.7%
The Madison Square Garden Co. Class A (a)	3,010	933,672

Lodging — 1.7%
Hilton Grand Vacations, Inc. (a)	12,500	433,750

Retail — 0.5%
J Alexander’s Holdings, Inc. (a)	11,500	128,225

		1,924,384

	Number of Shares	Value
Consumer, Non-cyclical — 27.9%
Commercial Services — 8.9%
PayPal Holdings, Inc. (a)	26,900	$2,239,963

Foods — 3.2%
Lamb Weston Holdings, Inc.	11,733	803,828

Health Care – Products — 5.8%
Avanos Medical, Inc. (a)	6,100	349,225
Danaher Corp.	5,400	532,872
Varex Imaging Corp. (a)	7,500	278,175
West Pharmaceutical Services, Inc.	3,100	307,799

		1,468,071

Household Products & Wares — 1.0%
Avery Dennison Corp.	2,400	245,040

Pharmaceuticals — 9.0%
AbbVie, Inc.	6,300	583,695
Zoetis, Inc.	19,700	1,678,243

		2,261,938

		7,018,840

Energy — 2.5%
Oil & Gas — 2.5%
Andeavor	1,900	249,242
Murphy USA, Inc. (a)	5,000	371,450

		620,692

Financial — 7.6%
Diversified Financial Services — 4.2%
Synchrony Financial	31,800	1,061,484

Real Estate Investment Trusts (REITS) — 3.0%
Four Corners Property Trust, Inc.	10,300	253,689
Gaming and Leisure Properties, Inc.	13,900	497,620

		751,309

Savings & Loans — 0.4%
Poage Bankshares, Inc.	5,400	106,380

		1,919,173

Industrial — 23.7%
Aerospace & Defense — 2.6%
KLX, Inc. (a)	9,000	647,100

Electronics — 11.7%
Allegion PLC	8,500	657,560
Fortive Corp.	18,500	1,426,535
Keysight Technologies, Inc. (a)	14,570	860,067

		2,944,162

Engineering & Construction — 5.7%
nVent Electric PLC (a)	2,340	58,734
TopBuild Corp. (a)	17,600	1,378,784

		1,437,518

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	2,002	$140,781

Machinery – Diversified — 0.4%
Pentair PLC	2,340	98,467

Metal Fabricate & Hardware — 0.5%
TimkenSteel Corp. (a)	7,100	116,085

Miscellaneous – Manufacturing — 2.3%
Trinseo SA	8,300	588,885

		5,972,998

Technology — 7.2%
Computers — 7.2%
DXC Technology Co.	3,874	312,283
Hewlett Packard Enterprise Co.	81,600	1,192,176
Lumentum Holdings, Inc. (a)	4,500	260,550
Perspecta, Inc.	1,937	39,805

		1,804,814

Utilities — 2.2%
Gas — 2.2%
ONE Gas, Inc.	7,300	545,602

TOTAL COMMON STOCK (Cost $19,957,668)		24,269,717

TOTAL EQUITIES (Cost $19,957,668)		24,269,717

TOTAL LONG-TERM INVESTMENTS (Cost $19,957,668)		24,269,717

	Principal Amount
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (b)	$916,470	916,470

TOTAL SHORT-TERM INVESTMENTS (Cost $916,470)		916,470

TOTAL INVESTMENTS — 100.1% (Cost $20,874,138) (c)		25,186,187

Other Assets/(Liabilities) — (0.1)%		(18,527)

NET ASSETS — 100.0%		$25,167,660

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $916,542. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 12/31/23, and an aggregate market value, including accrued interest, of $935,554.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 94.4%
Belgium — 0.3%
Anheuser-Busch InBev SA/NV	3,224	$325,234

Bermuda — 2.5%
Credicorp Ltd.	6,930	1,560,082
Jardine Strategic Holdings Ltd.	44,262	1,612,512

		3,172,594

Brazil — 3.6%
Atacadao Distribuicao Comercio e Industria Ltda	321,500	1,255,889
B3 SA – Brasil Bolsa Balcao	321,964	1,698,810
Itau Unibanco Holding SA Sponsored ADR	54,240	563,011
Vale SA Sponsored ADR	81,360	1,043,035

		4,560,745

Cayman Islands — 18.7%
3SBio, Inc. (a)	91,500	206,861
Alibaba Group Holding Ltd. Sponsored ADR (b)	39,151	7,263,685
BEST, Inc. ADR (b) (c)	19,594	239,439
Ctrip.com International Ltd. ADR (b)	54,900	2,614,887
Huazhu Group Ltd. ADR	66,085	2,774,909
Hutchison China MediTech Ltd. ADR (b) (c)	8,307	250,373
JD.com, Inc. ADR (b)	17,349	675,744
New Oriental Education & Technology Group, Inc. Sponsored ADR	11,440	1,082,910
Ping An Healthcare and Technology Co. Ltd. (a) (b)	9,465	60,260
Sunny Optical Technology Group Co. Ltd.	17,000	312,592
Tencent Holdings Ltd.	129,459	6,446,820
Vipshop Holdings Ltd. ADR (b)	54,270	588,830
Want Want China Holdings Ltd.	120,000	106,019
Wuxi Biologics Cayman, Inc. (a) (b)	26,000	288,285
ZTO Express Cayman, Inc. ADR (c)	50,730	1,014,600

		23,926,214

Chile — 0.2%
Banco de Chile	1,314,105	203,131
SACI Falabella	9,727	89,142

		292,273

China — 5.6%
China International Capital Corp. Ltd. Class H (a)	282,400	501,650
Dong-E-E-Jiao Co. Ltd.	74,699	605,709
Jiangsu Hengrui Medicine Co. Ltd. Class A	196,750	2,247,564
Kweichow Moutai Co. Ltd. Class A	13,731	1,514,030

	Number of Shares	Value
Sinopharm Group Co. Ltd. Class H	569,800	$2,285,745

		7,154,698

Colombia — 0.8%
Grupo Aval Acciones y Valores SA ADR (c)	89,330	740,546
Grupo de Inversiones Suramericana SA	18,908	242,555

		983,101

Egypt — 0.4%
Commercial International Bank Egypt SAE	120,952	572,290

France — 5.8%
Kering SA	7,545	4,255,805
LVMH Moet Hennessy Louis Vuitton SE	9,526	3,166,621

		7,422,426

Germany — 0.3%
Puma SE	600	351,041
Puma SE	14	8,174

		359,215

Hong Kong — 2.9%
AIA Group Ltd.	381,800	3,305,332
Hong Kong Exchanges & Clearing Ltd.	12,761	382,365

		3,687,697

India — 10.8%
Apollo Hospitals Enterprise Ltd.	38,960	598,295
Biocon Ltd.	85,266	768,321
Cholamandalam Investment & Finance Co. Ltd.	22,827	504,211
Dalmia Bharat Ltd.	4,771	159,207
Housing Development Finance Corp. Ltd.	140,190	3,902,049
Kotak Mahindra Bank Ltd.	188,154	3,685,327
Reliance Industries Ltd.	10,995	156,023
Tata Consultancy Services Ltd.	52,722	1,416,700
UltraTech Cement Ltd.	15,627	865,162
Zee Entertainment Enterprises Ltd.	215,276	1,708,577

		13,763,872

Indonesia — 1.1%
Astra International Tbk PT	482,500	221,713
Bank Central Asia Tbk PT	292,200	437,217
Bank Mandiri Persero Tbk PT	871,000	413,961
Indocement Tunggal Prakarsa Tbk PT	413,000	392,512

		1,465,403

Italy — 1.3%
PRADA SpA	358,900	1,651,238

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Malaysia — 0.5%
Genting Bhd	301,100	$626,340

Mexico — 4.4%
Fomento Economico Mexicano SAB de CV	208,058	1,828,499
Fomento Economico Mexicano SAB de CV Sponsored ADR	9,600	842,784
Grupo Aeroportuario del Sureste SAB de CV Class B	39,832	632,771
Grupo Financiero Inbursa SAB de CV Class O	703,439	988,203
Grupo Mexico SAB de CV Series B	490,627	1,390,586

		5,682,843

Netherlands — 0.7%
Steinhoff International Holdings NV (b) (c)	380,496	35,744
Yandex NV Class A (b)	24,060	863,754

		899,498

Philippines — 3.3%
Ayala Corp.	24,460	421,547
Ayala Land, Inc.	1,014,900	720,575
Jollibee Foods Corp.	141,490	697,218
SM Investments Corp.	86,750	1,421,685
SM Prime Holdings, Inc.	1,524,500	1,025,752

		4,286,777

Republic of Korea — 8.7%
Amorepacific Corp.	3,452	997,812
AMOREPACIFIC Group	1,926	213,235
Kakao Corp.	4,205	431,392
LG Household & Health Care Ltd.	1,910	2,391,159
NAVER Corp.	4,011	2,741,118
Netmarble Corp. (a)	3,582	488,602
Samsung Biologics Co. Ltd. (a) (b)	3,719	1,390,546
Samsung Electronics Co. Ltd.	60,591	2,530,035

		11,183,899

Russia — 6.4%
LUKOIL PJSC Sponsored ADR (c)	3,230	222,644
LUKOIL PJSC Sponsored ADR	7,368	502,882
Magnit PJSC	17,224	1,262,994
Novatek PJSC Sponsored GDR Registered (d)	30,684	4,545,086
Polyus PJSC GDR (a) (e)	8,100	266,085
Sberbank of Russia PJSC	321,606	1,109,061
Sberbank of Russia PJSC Sponsored ADR	23,550	339,008

		8,247,760

South Africa — 2.4%
FirstRand Ltd.	450,828	2,096,411
Shoprite Holdings Ltd.	59,011	946,210

		3,042,621

	Number of Shares	Value
Spain — 0.1%
Prosegur Cash SA (a)	56,491	$151,775

Taiwan — 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	927,000	6,595,281

Turkey — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS	126,390	649,226
BIM Birlesik Magazalar AS	21,827	319,006

		968,232

United Arab Emirates — 1.7%
DP World Ltd.	72,276	1,664,190
Emaar Properties PJSC	416,474	558,094

		2,222,284

United Kingdom — 4.1%
Glencore PLC	957,051	4,537,553
Mediclinic International PLC	95,540	663,638

		5,201,191

United States — 1.8%
MercadoLibre, Inc.	1,360	406,545
Snap, Inc. Class A (b) (c)	93,683	1,226,310
Yum China Holdings, Inc.	16,220	623,821

		2,256,676

TOTAL COMMON STOCK (Cost $103,950,640)		120,702,177

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Lojas Americanas SA 0.410%	323,800	1,392,697

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	56,697

TOTAL PREFERRED STOCK (Cost $1,639,645)		1,449,394

TOTAL EQUITIES (Cost $105,590,285)		122,151,571

MUTUAL FUNDS — 2.0%
United States — 2.0%
State Street Navigator Securities Lending Prime Portfolio (f)	2,473,719	2,473,719

TOTAL MUTUAL FUNDS (Cost $2,473,719)		2,473,719

TOTAL LONG-TERM INVESTMENTS (Cost $108,064,004)		124,625,290

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/29/18, 0.940%, due 7/02/18 (g)	$6,683,060	$6,683,060

Time Deposit — 0.0%
Euro Time Deposit 0.350% 7/02/18	28,272	28,272

TOTAL SHORT-TERM INVESTMENTS (Cost $6,711,332)		6,711,332

TOTAL INVESTMENTS — 102.7% (Cost $114,775,336) (h)		131,336,622

Other Assets/(Liabilities) — (2.7)%		(3,391,395)

NET ASSETS — 100.0%		$127,945,227

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $3,354,064 or 2.62% of net assets.

(b)	Non-income producing security.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2018, was $2,407,263 or 1.88% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, these securities amounted to a value of $4,545,086 or 3.55% of net assets.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2018, these securities amounted to a value of $266,085 or 0.21% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $6,683,584. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 1/31/24, and an aggregate market value, including accrued interest, of $6,817,488.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	20.4%
Communications	19.6%
Consumer, Non-cyclical	18.4%
Consumer, Cyclical	14.5%
Technology	8.7%
Basic Materials	5.7%
Energy	4.2%
Industrial	2.7%
Mutual Funds	1.9%
Diversified	1.4%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$24,575,065	$435,503,961
Repurchase agreements, at value (Note 2) (b)	4,425,081	16,577,960
Other short-term investments, at value (Note 2) (c)	-	4,066,723

Total investments (d)	29,000,146	456,148,644

Cash	-	-
Foreign currency, at value (e)	194	-
Receivables from:
Investments sold	-	928,117
Cash collateral on deposit at broker	-	-
Open forward contracts (Note 2)	15,875	-
Investment adviser (Note 3)	2,219	-
Fund shares sold	-	24,062
Variation margin on open derivative instruments (Note 2)	248,796	-
Interest and dividends	13,123	2,965,051
Interest tax reclaim receivable	-	365
Foreign taxes withheld	8,241	-
Open swap agreements, at value (Note 2)	-	-

Total assets	29,288,594	460,066,239

Liabilities:
Payables for:
Investments purchased	6	1,608,088
Collateral held for reverse repurchase agreements (Note 2)	-	-
Collateral held for open purchased options (Note 2)	-	-
Reverse repurchase agreements (Note 2)	-	-
Open forward contracts (Note 2)	77,464	-
Investments purchased on a when-issued basis (Note 2)	-	964,261
Fund shares repurchased	44	93
Securities on loan (Note 2)	-	-
Open swap agreements, at value (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	1,584	29,812
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	14,233	144,042
Administration fees	3,558	54,016
Service fees	997	3,255
Due to custodian	235,875	2,793,916
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	21,852	74,739

Total liabilities	355,613	5,672,222

Net assets	$28,932,981	$454,394,017

Net assets consist of:
Paid-in capital	$24,104,480	$463,735,491
Accumulated undistributed (distributions in excess of) net investment income	(474)	4,173,390
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,934,691	(3,763,415)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	894,284	(9,751,449)

Net assets	$28,932,981	$454,394,017

(a) Cost of investments:	$23,284,026	$445,256,159
(b) Cost of repurchase agreements:	$4,425,081	$16,577,960
(c) Cost of other short-term investments:	$-	$4,065,974
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$188	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$31,076,220	$128,667,383	$556,750,543	$226,926,473	$127,308,322	$24,269,717	$124,625,290
271,371	-	-	-	1,475,024	916,470	6,683,060
-	2,164,045	143,909,055	2,011,789	-	-	28,272

31,347,591	130,831,428	700,659,598	228,938,262	128,783,346	25,186,187	131,336,622

116	-	-	599,904	-	1,130	-
-	-	-	-	-	-	93,095

148,458	-	3,955,515	2,406,210	315,359	-	352,783
130	-	-	-	-	118	-
-	-	-	-	-	-	-
2,050	10,695	-	436	-	2,186	10,341
-	23,673	42,385	1,769	1,140	-	15,064
-	-	-	-	-	-	-
23,422	2,178,765	1,366,823	1,399,964	112,622	13,687	309,235
-	588	-	-	-	-	-
-	-	-	-	-	-	12,018
-	-	242,104	-	-	-	-

31,521,767	133,045,149	706,266,425	233,346,545	129,212,467	25,203,308	132,129,158

151,712	322,000	7,124,500	850,000	187,216	-	1,145,253
-	-	2,109,014	-	-	-	-
-	-	2,720,000	2,040,000	-	-	-
-	-	287,000,370	-	-	-	-
-	-	-	-	-	-	-
-	445,310	-	-	-	-	-
40	2,338	181,873	128,890	24,101	15	52,221
-	-	-	-	4,097,840	-	2,473,719
-	-	244,822	100,626	-	-	-
1,656	20,390	87,309	34,361	32,357	1,412	12,725
-	-	10,248	1,744	-	-	-

11,593	64,169	177,409	64,736	64,399	12,208	108,648
3,864	16,042	-	27,744	-	3,052	15,521
987	25,592	28,588	18,978	12,147	414	9,708
-	-	30,331	-	-	-	-
-	-	-	-	-	-	-
19,016	67,715	96,416	61,981	32,245	18,547	366,136

188,868	963,556	299,810,880	3,329,060	4,450,305	35,648	4,183,931

$31,332,899	$132,081,593	$406,455,545	$230,017,485	$124,762,162	$25,167,660	$127,945,227

$23,203,694	$136,614,376	$411,589,903	$235,134,978	$76,786,385	$20,525,192	$114,260,148
138,320	2,011,613	5,236,139	1,561,275	1,471,206	13,686	341,038
3,795,417	(3,044,643)	(11,083,085)	(4,085,523)	17,486,020	316,733	(3,073,137)
4,195,468	(3,499,753)	712,588	(2,593,245)	29,018,551	4,312,049	16,417,178

$31,332,899	$132,081,593	$406,455,545	$230,017,485	$124,762,162	$25,167,660	$127,945,227

$26,880,752	$132,167,012	$556,093,377	$229,219,999	$98,289,771	$19,957,668	$108,064,004
$271,371	$-	$-	$-	$1,475,024	$916,470	$6,683,060
$-	$2,164,169	$143,897,398	$2,011,772	$-	$-	$28,272
$-	$-	$-	$-	$3,984,687	$-	$2,407,263
$-	$-	$-	$-	$-	$-	$93,095

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$27,361,552	$448,865,863

Shares outstanding (a)	2,228,117	45,836,462

Net asset value, offering price and redemption price per share	$12.28	$9.79

Service Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class I shares:
Net assets	$1,571,429	$5,528,154

Shares outstanding (a)	128,501	565,907

Net asset value, offering price and redemption price per share	$12.23	$9.77

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$-	$-	$361,540,749	$-	$104,449,436	$-	$-

-	-	35,755,009	-	9,388,082	-	-

$-	$-	$10.11	$-	$11.13	$-	$-

$29,757,098	$91,030,977	$-	$200,259,144	$-	$24,503,694	$112,880,336

2,141,758	9,228,127	-	20,593,450	-	2,004,853	9,890,451

$13.89	$9.86	$-	$9.72	$-	$12.22	$11.41

$-	$-	$44,914,796	$-	$20,312,726	$-	$-

-	-	4,463,390	-	1,858,215	-	-

$-	$-	$10.06	$-	$10.93	$-	$-

$1,575,801	$41,050,616	$-	$29,758,341	$-	$663,966	$15,064,891

113,874	4,178,564	-	3,065,194	-	54,540	1,319,997

$13.84	$9.82	$-	$9.71	$-	$12.17	$11.41

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$148,666	$324,112
Interest (b)	41,148	8,594,858
Securities lending net income	-	-

Total investment income	189,814	8,918,970

Expenses (Note 3):
Investment advisory fees	87,810	894,329
Custody fees	3,058	22,306
Interest expense	-	-
Audit fees	15,561	26,797
Legal fees	99	1,717
Proxy fees	488	488
Shareholder reporting fees	2,248	18,870
Trustees’ fees	698	11,280

	109,962	975,787
Administration fees:
Class II	20,778	331,771
Service Class I	1,175	3,602
Service fees:
Service Class	-	-
Service Class I	1,958	6,004

Total expenses	133,873	1,317,164
Expenses waived:
Class II fees reimbursed by adviser	(14,041)	-
Service Class I fees reimbursed by adviser	(794)	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses:	119,038	1,317,164

Net investment income (loss)	70,776	7,601,806

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,039,412	(2,228,224)
Futures contracts	1,405,358	-
Swap agreements	-	-
Foreign currency transactions	(389)	-
Forward contracts	69,180	-

Net realized gain (loss)	3,513,561	(2,228,224)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(3,121,076)	(8,949,251)
Futures contracts	(674,336)	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	(220)	-
Forward contracts	(180,834)	-

Net change in unrealized appreciation (depreciation)	(3,976,466)	(8,949,251)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(462,905)	(11,177,475)

Net increase (decrease) in net assets resulting from operations	$(392,129)	$(3,575,669)

(a) Net of foreign withholding tax of:	$3,447	$-
(b) Net of foreign withholding tax of:	$-	$2,501
* Net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$231,315	$-	$-	$-	$847,710	$111,473	$1,362,598
3,631	4,673,310	11,137,482	3,639,628	7,528	3,508	18,255
-	-	-	-	55,442	-	14,112

234,946	4,673,310	11,137,482	3,639,628	910,680	114,981	1,394,965

71,139	397,758	1,129,807	415,656	382,093	74,514	636,632
1,704	27,999	41,038	23,183	6,070	1,471	144,992
-	-	2,715,223	-	-	-	-
15,561	18,590	19,314	18,864	18,207	15,561	30,258
106	512	1,662	932	449	85	420
488	488	488	488	487	488	487
2,328	7,319	18,524	11,019	5,794	2,076	7,141
744	3,360	10,724	6,102	2,953	588	2,843

92,070	456,026	3,936,780	476,244	416,053	94,783	822,773

22,571	69,821	-	155,776	-	18,148	79,531
1,143	29,619	-	22,362	-	481	11,416

-	-	56,483	-	22,987	-	-
1,904	49,365	-	37,270	-	801	19,027

117,688	604,831	3,993,263	691,652	439,040	114,213	932,747

(12,394)	-	-	(1,034)	-	(13,695)	(62,154)
(632)	-	-	(174)	-	(365)	(8,788)
-	(46,534)	-	-	-	-	(21,213)
-	(19,759)	-	-	-	-	(3,039)

104,662	538,538	3,993,263	690,444	439,040	100,153	837,553

130,284	4,134,772	7,144,219	2,949,184	471,640	14,828	557,412

1,976,219	(915,151)	(1,456,589)	(170,154)	2,584,820	1,843,455	4,990,224
(16,061)	-	214,355	1,036,836	-	(18,092)	-
-	-	217,535	14,528	-	-	-
1	-	-	-	(10)	-	(32,851)
-	-	-	-	-	-	-

1,960,159	(915,151)	(1,024,699)	881,210	2,584,810	1,825,363	4,957,373

(2,085,772)	(3,032,125)	(6,243,134)	(2,182,282)	6,357,192	(395,745)	(7,915,939)*
-	-	(52,641)	(457,251)	-	-	-
-	-	226,687	41,303	-	-	-
-	-	-	-	-	-	373
-	-	-	-	-	-	-

(2,085,772)	(3,032,125)	(6,069,088)	(2,598,230)	6,357,192	(395,745)	(7,915,566)

(125,613)	(3,947,276)	(7,093,787)	(1,717,020)	8,942,002	1,429,618	(2,958,193)

$4,671	$187,496	$50,432	$1,232,164	$9,413,642	$1,444,446	$(2,400,781)

$827	$-	$-	$-	$-	$-	$193,888
$-	$-	$9	$-	$-	$-	$-
$-	$-	$-	$-	$-	$-	$(122,177)

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Momentum Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$70,776	$109,441
Net realized gain (loss)	3,513,561	2,641,364
Net change in unrealized appreciation (depreciation)	(3,976,466)	4,645,665

Net increase (decrease) in net assets resulting from operations	(392,129)	7,396,470

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(372,224)
Service Class I	-	(17,150)

Total distributions from net investment income	-	(389,374)

From net realized gains:
Class II	-	(2,357,530)
Service Class I	-	(127,396)

Total distributions from net realized gains	-	(2,484,926)

Net fund share transactions (Note 5):
Class II	-	2,729,754
Service Class I	78,765	378,001

Increase (decrease) in net assets from fund share transactions	78,765	3,107,755

Total increase (decrease) in net assets	(313,364)	7,629,925
Net assets
Beginning of period	29,246,345	21,616,420

End of period	$28,932,981	$29,246,345

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(474)	$(71,250)

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$7,601,806	$13,207,885	$130,284	$211,064
(2,228,224)	(65,571)	1,960,159	4,309,221
(8,949,251)	5,649,537	(2,085,772)	2,588,946

(3,575,669)	18,791,851	4,671	7,109,231

(3,556,137)	(14,681,150)	-	(194,875)
(36,849)	(120,184)	-	(7,436)

(3,592,986)	(14,801,334)	-	(202,311)

-	(1,628,041)	-	(1,392,748)
-	(12,410)	-	(66,083)

-	(1,640,451)	-	(1,458,831)

8,815,639	23,178,616	-	1,587,623
1,189,425	1,497,883	148,057	834,850

10,005,064	24,676,499	148,057	2,422,473

2,836,409	27,026,565	152,728	7,870,562

451,557,608	424,531,043	31,180,171	23,309,609

$454,394,017	$451,557,608	$31,332,899	$31,180,171

$4,173,390	$164,570	$138,320	$8,036

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,134,772	$8,742,451
Net realized gain (loss)	(915,151)	3,040,160
Net change in unrealized appreciation (depreciation)	(3,032,125)	(1,659,266)

Net increase (decrease) in net assets resulting from operations	187,496	10,123,345

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	(1,481,820)	(6,309,725)
Service Class	-	-
Service Class I	(622,030)	(2,363,997)

Total distributions from net investment income	(2,103,850)	(8,673,722)

Tax return of capital:
Initial Class	-	-
Class II	-	(423,400)
Service Class	-	-
Service Class I	-	(158,631)

Total tax return of capital	-	(582,031)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(3,246,766)	(372,155)
Service Class	-	-
Service Class I	2,678,483	7,944,985

Increase (decrease) in net assets from fund share transactions	(568,283)	7,572,830

Total increase (decrease) in net assets	(2,484,637)	8,440,422
Net assets
Beginning of period	134,566,230	126,125,808

End of period	$132,081,593	$134,566,230

Accumulated undistributed (distributions in excess of) net investment income at end of period	$2,011,613	$(19,309)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund		MML Short-Duration Bond Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$7,144,219	$9,831,505	$2,949,184	$4,876,569
(1,024,699)	678,129	881,210	248,421
(6,069,088)	2,851,949	(2,598,230)	822,273

50,432	13,361,583	1,232,164	5,947,263

(2,008,778)	(10,186,007)	-	-
-	-	(1,282,980)	(5,513,771)
(223,069)	(1,173,425)	-	-
-	-	(166,301)	(759,787)

(2,231,847)	(11,359,432)	(1,449,281)	(6,273,558)

-	(2,405,566)	-	-
-	-	-	(62,704)
-	(277,120)	-	-
-	-	-	(8,640)

-	(2,682,686)	-	(71,344)

(14,519,869)	3,444,088	-	-
-	-	(13,163,964)	10,647,155
(931,295)	(834,974)	-	-
-	-	(1,154,450)	(776,783)

(15,451,164)	2,609,114	(14,318,414)	9,870,372

(17,632,579)	1,928,579	(14,535,531)	9,472,733

424,088,124	422,159,545	244,553,016	235,080,283

$406,455,545	$424,088,124	$230,017,485	$244,553,016

$5,236,139	$323,767	$1,561,275	$61,372

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$471,640	$697,612
Net realized gain (loss)	2,584,810	14,830,900
Net change in unrealized appreciation (depreciation)	6,357,192	(153,349)

Net increase (decrease) in net assets resulting from operations	9,413,642	15,375,163

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(831,020)
Class II	-	-
Service Class	-	(104,656)

Total distributions from net investment income	-	(935,676)

From net realized gains:
Initial Class	-	(3,750,937)
Service Class	-	(601,488)

Total distributions from net realized gains	-	(4,352,425)

Net fund share transactions (Note 5):
Initial Class	(5,538,500)	(4,513,036)
Class II	-	-
Service Class	1,209,898	3,077,402
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(4,328,602)	(1,435,634)

Total increase (decrease) in net assets	5,085,040	8,651,428
Net assets
Beginning of period	119,677,122	111,025,694

End of period	$124,762,162	$119,677,122

Accumulated undistributed (distributions in excess of) net investment income at end of period	$1,471,206	$999,566

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

$14,828	$26,192	$557,412	$213,954
1,825,363	1,093,015	4,957,373	6,505,472
(395,745)	2,617,462	(7,915,566)	24,400,825

1,444,446	3,736,669	(2,400,781)	31,120,251

-	-	-	-
-	(34,572)	-	(81,649)
-	-	-	-

-	(34,572)	-	(81,649)

-	-	-	-
-	-	-	-

-	-	-	-

-	-	-	-
-	34,572	19,643,891	(18,421,567)
-	-	-	-
29,304	157,510	570,021	1,312,964

29,304	192,082	20,213,912	(17,108,603)

1,473,750	3,894,179	17,813,131	13,929,999

23,693,910	19,799,731	110,132,096	96,202,097

$25,167,660	$23,693,910	$127,945,227	$110,132,096

$13,686	$(1,142)	$341,038	$(216,374)

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended June 30, 2018 (Unaudited)

MML Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$50,432
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(219,571,355)
Investments sold	228,387,019
(Increase ) Decrease to the principal amount of inflation-indexed bonds	(5,615,595)
(Purchase) Sale of short-term investments, net	56,640,026
Amortization (Accretion) of discount and premium, net	269,807
(Increase) Decrease in receivable from interest and dividends	26,310
(Increase) Decrease in receivable for open swap agreements, at value	75,253
Increase (Decrease) in payable for Trustees’ fees and expenses	(255)
Increase (Decrease) in payable for investment advisory fees	(19,457)
Increase (Decrease) in payable for service fees	(1,172)
Increase (Decrease) in payable for open swap agreements, at value	(309,162)
Increase (Decrease) in collateral held for purchased options	1,060,000
Increase (Decrease) in variation margin payable on open derivative instruments	(4,464)
Increase (Decrease) in payable for accrued expenses and other liabilities	32,934
Net change in unrealized (appreciation) depreciation on investments	6,243,134
Net realized (gain) loss from investments	1,456,589

Net cash from (used in) operating activities	68,720,044

Cash flows from (used in) financing activities:
Increase (Decrease) in due to custodian	30,331
Proceeds from shares sold	25,039,989
Payment on shares redeemed	(42,726,462)
Net Increase (Decrease) in reverse repurchase agreements	(50,004,868)
Increase (Decrease) in collateral held for reverse repurchase agreements	(1,059,034)

Net cash from (used in) financing activities	(68,720,044)

Net increase (decrease) in cash	-
Cash at beginning of period	-

Cash at end of period	$-

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$2,231,847
Cash paid out for interest on reverse repurchase agreements	$2,736,449

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Asset Momentum Fund

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$12.44	$0.03		$(0.19)	$(0.16)	$-	$-	$-	$-	$12.28	(1.29%	)[b]	$27,362	0.90%	[a]	0.80%	[a]	0.50%	[a]
12/31/17	10.32	0.05		3.40	3.45	(0.18)	(1.15)	-	(1.33)	12.44	33.92%		27,728	0.93%		0.80%		0.45%
12/31/16	9.43	0.02		0.94	0.96	(0.07)	-	-	(0.07)	10.32	10.20%		20,688	0.97%		0.80%		0.25%
12/31/15[g]	10.00	0.00	[d]	(0.56)	(0.56)	(0.00)[d]	-	(0.01)	(0.01)	9.43	(5.62%	)[b]	18,773	1.25%	[a]	0.80%	[a]	0.01%	[a]
Service Class I
6/30/18[r]	$12.41	$0.02		$(0.20)	$(0.18)	$-	$-	$-	$-	$12.23	(1.45%	)[b]	$1,571	1.15%	[a]	1.05%	[a]	0.25%	[a]
12/31/17	10.29	0.02		3.41	3.43	(0.16)	(1.15)	-	(1.31)	12.41	33.77%		1,519	1.18%		1.05%		0.21%
12/31/16	9.42	0.01		0.92	0.93	(0.06)	-	-	(0.06)	10.29	9.85%		929	1.22%		1.05%		0.13%
12/31/15[g]	10.00	(0.02)		(0.56)	(0.58)	-	-	-	-	9.42	(5.80%	)[b]	232	1.50%	[a]	1.05%	[a]	(0.25%	)[a]

	Six months ended June 30, 2018[b,r]	Year ended December 31		Period ended December 31, 2015[b]
		2017	2016
Portfolio turnover rate	55%	19%	82%	141%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$9.95	$0.16	$(0.24)	$(0.08)	$(0.08)	$-	$(0.08)	$9.79	(0.81%	)[b]	$448,866	0.59%	[a]	0.59%	[a,l]	3.40%	[a]
12/31/17	9.89	0.30	0.14	0.44	(0.34)	(0.04)	(0.38)	9.95	4.45%		447,146	0.59%		0.59%	[l]	3.00%
12/31/16	9.71	0.33	0.15	0.48	(0.30)	-	(0.30)	9.89	4.94%		421,624	0.59%		0.59%	[l]	3.27%
12/31/15[g]	10.00	0.17	(0.30)	(0.13)	(0.16)	-	(0.16)	9.71	(1.34%	)[b]	400,385	0.61%	[a]	0.60%	[a]	2.78%	[a]
Service Class I
6/30/18[r]	$9.93	$0.15	$(0.24)	$(0.09)	$(0.07)	$-	$(0.07)	$9.77	(0.87%	)[b]	$5,528	0.84%	[a]	0.84%	[a,l]	3.18%	[a]
12/31/17	9.88	0.28	0.12	0.40	(0.31)	(0.04)	(0.35)	9.93	4.11%		4,412	0.84%		0.84%	[l]	2.77%
12/31/16	9.71	0.31	0.14	0.45	(0.28)	-	(0.28)	9.88	4.67%		2,907	0.84%		0.84%	[l]	3.14%
12/31/15[g]	10.00	0.15	(0.29)	(0.14)	(0.15)	-	(0.15)	9.71	(1.45%	)[b]	382	0.86%	[a]	0.85%	[a]	2.39%	[a]

	Six months ended June 30, 2018[b,r]	Year ended December 31		Period ended December 31, 2015[b]
		2017	2016
Portfolio turnover rate	39%	100%	79%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$13.89	$0.06	$(0.06)	$0.00 [d]	$-	$-	$-	$-	$13.89	0.00%	[b]	$29,757	0.73%	[a]	0.65%	[a]	0.84%	[a]
12/31/17	11.28	0.10	3.30	3.40	(0.10)	(0.69)	-	(0.79)	13.89	30.09%		29,745	0.76%		0.65%		0.79%
12/31/16	9.71	0.13	1.57	1.70	(0.13)	-	-	(0.13)	11.28	17.48%		22,878	0.76%		0.65%		1.28%
12/31/15[g]	10.00	0.07	(0.29)	(0.22)	(0.06)	-	(0.01)	(0.07)	9.71	(2.18%	)[b]	19,462	0.96%	[a]	0.65%	[a]	1.06%	[a]
Service Class I
6/30/18[r]	$13.85	$0.04	$(0.05)	$(0.01)	$-	$-	$-	$-	$13.84	(0.07%	)[b]	$1,576	0.98%	[a]	0.90%	[a]	0.59%	[a]
12/31/17	11.27	0.07	3.28	3.35	(0.08)	(0.69)	-	(0.77)	13.85	29.68%		1,435	1.01%		0.90%		0.57%
12/31/16	9.71	0.09	1.58	1.67	(0.11)	-	-	(0.11)	11.27	17.22%		431	1.01%		0.90%		0.92%
12/31/15[g]	10.00	0.05	(0.28)	(0.23)	(0.06)	-	(0.00)[d]	(0.06)	9.71	(2.32%	)[b]	127	1.21%	[a]	0.90%	[a]	0.80%	[a]

	Six months ended June 30, 2018[b,r]	Year ended December 31		Period ended December 31, 2015[b]
		2017	2016
Portfolio turnover rate	55%	63%	90%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$10.01	$0.31	$(0.30)	$0.01	$(0.16)	$-	$-	$(0.16)	$9.86	0.10%	[b]	$91,031	0.84%	[a]	0.74%	[a]	6.31%	[a]
12/31/17	9.93	0.69	0.11	0.80	(0.67)	-	(0.05)	(0.72)	10.01	8.22%		95,599	0.84%		0.74%		6.71%
12/31/16	9.17	0.71	0.76	1.47	(0.71)	-	-	(0.71)	9.93	16.48%		95,180	0.84%		0.74%		7.42%
12/31/15	9.98	0.65	(0.74)	(0.09)	(0.66)	(0.06)	(0.00)[d]	(0.72)	9.17	(1.13%	)	113,880	0.83%		0.71%		6.56%
12/31/14	11.03	0.72	(0.57)	0.15	(0.74)	(0.46)	-	(1.20)	9.98	1.05%		116,277	0.83%		0.69%		6.62%
12/31/13	10.93	0.76	0.38	1.14	(0.74)	(0.30)	-	(1.04)	11.03	10.84%		129,251	0.84%		0.69%		6.88%
Service Class I
6/30/18[r]	$9.97	$0.30	$(0.30)	$0.00	$(0.15)	$-	$-	$(0.15)	$9.82	0.04%	[b]	$41,051	1.09%	[a]	0.99%	[a]	6.06%	[a]
12/31/17	9.90	0.66	0.11	0.77	(0.66)	-	(0.04)	(0.70)	9.97	7.88%		38,967	1.09%		0.99%		6.45%
12/31/16	9.14	0.69	0.75	1.44	(0.68)	-	-	(0.68)	9.90	16.25%		30,946	1.09%		0.99%		7.19%
12/31/15	9.95	0.62	(0.73)	(0.11)	(0.64)	(0.06)	(0.00)[d]	(0.70)	9.14	(1.39%	)	26,416	1.08%		0.97%		6.31%
12/31/14	11.01	0.69	(0.58)	0.11	(0.71)	(0.46)	-	(1.17)	9.95	0.71%		25,255	1.08%		0.94%		6.38%
12/31/13	10.91	0.73	0.38	1.11	(0.71)	(0.30)	-	(1.01)	11.01	10.59%		22,141	1.09%		0.94%		6.63%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	19%	63%	59%	70%	79%	113%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets (including Interest Expense)[p]		Ratio of expenses to average daily net assets (excluding Interest Expense)		Net investment income (loss) to average daily net assets (including Interest Expense)[p]
Initial Class
6/30/18[r]	$10.16	$0.17	$(0.17)	$0.00 [d]	$(0.05)	$-	$-	$(0.05)	$10.11	0.05%	[b]	$361,541	1.91%	[a]	0.59%	[a]	3.49%	[a]
12/31/17	10.18	0.24	0.08	0.32	(0.28)	-	(0.06)	(0.34)	10.16	3.21%		377,984	1.50%		0.59%		2.33%
12/31/16	9.92	0.21	0.30	0.51	(0.25)	-	-	(0.25)	10.18	5.10%		375,135	1.13%		0.60%		2.00%
12/31/15	10.18	0.06	(0.20)	(0.14)	(0.12)	-	-	(0.12)	9.92	(1.41%	)	380,221	0.84%		0.59%		0.58%
12/31/14	10.35	0.19	0.16	0.35	(0.29)	(0.23)	-	(0.52)	10.18	3.45%		412,861	0.73%		0.60%		1.85%
12/31/13	11.86	0.16	(1.16)	(1.00)	(0.21)	(0.30)	-	(0.51)	10.35	(8.68%	)	326,380	0.77%		0.60%		1.45%
Service Class
6/30/18[r]	$10.12	$0.16	$(0.17)	$(0.01)	$(0.05)	$-	$-	$(0.05)	$10.06	(0.11%	)[b]	$44,915	2.16%	[a]	0.84%	[a]	3.26%	[a]
12/31/17	10.14	0.21	0.09	0.30	(0.26)	-	(0.06)	(0.32)	10.12	2.96%		46,104	1.75%		0.84%		2.08%
12/31/16	9.87	0.18	0.31	0.49	(0.22)	-	-	(0.22)	10.14	4.90%		47,025	1.38%		0.85%		1.77%
12/31/15	10.14	0.03	(0.20)	(0.17)	(0.10)	-	-	(0.10)	9.87	(1.65%	)	47,818	1.09%		0.84%		0.33%
12/31/14	10.32	0.18	0.14	0.32	(0.27)	(0.23)	-	(0.50)	10.14	3.16%		52,008	0.98%		0.85%		1.75%
12/31/13	11.83	0.13	(1.16)	(1.03)	(0.18)	(0.30)	-	(0.48)	10.32	(8.95%	)	53,902	1.02%		0.85%		1.20%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	39%	34%	41%	50%	67%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$9.73	$0.12	$(0.07)	$0.05	$(0.06)	$-	$-	$(0.06)	$9.72	0.51%	[b]	$200,259	0.55%	[a]	0.55%	[a,k]	2.51%	[a]
12/31/17	9.75	0.20	0.05	0.25	(0.27)	-	(0.00)[d]	(0.27)	9.73	2.55%		213,602	0.55%		0.55%	[k]	2.08%
12/31/16	9.70	0.18	0.09	0.27	(0.22)	-	-	(0.22)	9.75	2.80%		203,294	0.56%		0.55%		1.84%
12/31/15	9.84	0.17	(0.08)	0.09	(0.23)	-	-	(0.23)	9.70	0.93%		155,210	0.55%		0.55%	[k]	1.73%
12/31/14	9.94	0.15	(0.01)	0.14	(0.24)	(0.00)[d]	-	(0.24)	9.84	1.46%		166,438	0.55%		0.55%	[k]	1.50%
12/31/13	10.10	0.14	(0.05)	0.09	(0.20)	(0.05)	-	(0.25)	9.94	0.89%		195,279	0.55%		0.55%	[k]	1.38%
Service Class I
6/30/18[r]	$9.72	$0.11	$(0.07)	$0.04	$(0.05)	$-	$-	$(0.05)	$9.71	0.45%	[b]	$29,758	0.80%	[a]	0.80%	[a,k]	2.27%	[a]
12/31/17	9.74	0.18	0.04	0.22	(0.24)	-	(0.00)[d]	(0.24)	9.72	2.29%		30,951	0.80%		0.80%	[k]	1.83%
12/31/16	9.69	0.16	0.09	0.25	(0.20)	-	-	(0.20)	9.74	2.55%		31,787	0.81%		0.80%		1.60%
12/31/15	9.83	0.15	(0.08)	0.07	(0.21)	-	-	(0.21)	9.69	0.68%		24,101	0.80%		0.80%	[k]	1.48%
12/31/14	9.94	0.12	(0.01)	0.11	(0.22)	(0.00)[d]	-	(0.22)	9.83	1.11%		24,288	0.80%		0.80%	[k]	1.26%
12/31/13	10.09	0.11	(0.03)	0.08	(0.18)	(0.05)	-	(0.23)	9.94	0.74%		21,697	0.80%		0.80%	[k]	1.13%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	23%	51%	96%	51%	86%	114%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/18[r]	$10.30	$0.04	$0.79	$0.83	$-	$-	$-	$11.13	8.07%[b]	$104,449	0.70%[a]	0.83%[a]
12/31/17	9.45	0.06	1.27	1.33	(0.09)	(0.39)	(0.48)	10.30	14.37%	102,033	0.71%	0.64%
12/31/16	8.27	0.10	1.37	1.47	(0.09)	(0.20)	(0.29)	9.45	18.21%	97,747	0.72%	1.21%
12/31/15	10.64	0.09	(0.73)	(0.64)	(0.09)	(1.64)	(1.73)	8.27	(5.63%)	89,557	0.71%	0.89%
12/31/14	10.97	0.13	1.11	1.24	(0.11)	(1.46)	(1.57)	10.64	12.16%	104,745	0.70%	1.19%
12/31/13	8.82	0.09	3.39	3.48	(0.11)	(1.22)	(1.33)	10.97	41.02%	104,147	0.72%	0.86%
Service Class
6/30/18[r]	$10.13	$0.03	$0.77	$0.80	$-	$-	$-	$10.93	7.94%[b]	$20,313	0.95%[a]	0.59%[a]
12/31/17	9.31	0.04	1.24	1.28	(0.07)	(0.39)	(0.46)	10.13	14.08%	17,644	0.96%	0.40%
12/31/16	8.15	0.08	1.35	1.43	(0.07)	(0.20)	(0.27)	9.31	17.92%	13,279	0.97%	0.96%
12/31/15	10.52	0.06	(0.72)	(0.66)	(0.07)	(1.64)	(1.71)	8.15	(5.87%)	11,155	0.96%	0.67%
12/31/14	10.87	0.10	1.10	1.20	(0.09)	(1.46)	(1.55)	10.52	11.88%	9,916	0.95%	0.94%
12/31/13	8.76	0.06	3.36	3.42	(0.09)	(1.22)	(1.31)	10.87	40.67%	7,674	0.97%	0.63%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	24%	47%	63%	40%	65%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$11.52	$0.01	$0.69	$0.70	$-	$-	$-	$12.22	6.08%	[b]	$24,504	0.91%	[a]	0.80%	[a]	0.13%	[a]
12/31/17	9.71	0.01	1.82	1.83	(0.02)	-	(0.02)	11.52	18.82%		23,093	0.94%		0.80%		0.13%
12/31/16	8.43	0.04	1.30	1.34	(0.04)	(0.02)	(0.06)	9.71	15.84%		19,441	0.93%		0.80%		0.43%
12/31/15[g]	10.00	(0.00)[d]	(1.57)	(1.57)	-	(0.00)[d]	(0.00)[d]	8.43	(15.67%	)[b]	16,776	1.13%	[a]	0.80%	[a]	(0.07%	)[a]
Service Class I
6/30/18[r]	$11.49	$(0.01)	$0.69	$0.68	$-	$-	$-	$12.17	5.92%	[b]	$664	1.16%	[a]	1.05%	[a]	(0.13%	)[a]
12/31/17	9.69	(0.01)	1.81	1.80	-	-	-	11.49	18.58%		601	1.19%		1.05%		(0.13%	)
12/31/16	8.42	0.02	1.29	1.31	(0.03)	(0.01)	(0.04)	9.69	15.54%		359	1.18%		1.05%		0.18%
12/31/15[g]	10.00	(0.02)	(1.56)	(1.58)	-	-	-	8.42	(15.80%	)[b]	183	1.38%	[a]	1.05%	[a]	(0.30%	)[a]

	Six months ended June 30, 2018[b,r]	Year ended December 31		Period ended December 31, 2015[b]
		2017	2016
Portfolio turnover rate	21%	48%	74%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/18[r]	$11.57	$0.06		$(0.22)	$(0.16)	$-	$-	$11.41	(1.38%	)[b]	$112,880	1.51%	[a]	1.35%	[a]	0.96%	[a]
12/31/17	8.64	0.02		2.92	2.94	(0.01)	(0.01)	11.57	34.02%		95,374	1.50%		1.37%		0.23%
12/31/16	8.15	0.02		0.51	0.53	(0.04)	(0.04)	8.64	6.49%		86,289	1.50%		1.40%		0.29%
12/31/15	9.63	0.03		(1.41)	(1.38)	(0.10)	(0.10)	8.15	(14.23%	)	84,356	1.60%		1.40%		0.34%
12/31/14	10.21	0.04		(0.59)	(0.55)	(0.03)	(0.03)	9.63	(5.41%	)	85,833	1.70%		1.40%		0.42%
12/31/13	10.91	0.08		(0.78)	(0.70)	-	-	10.21	(6.42%	)	91,651	1.56%		1.40%		0.82%
Service Class I
6/30/18[r]	$11.59	$0.04		$(0.22)	$(0.18)	$-	$-	$11.41	(1.55%	)[b]	$15,065	1.76%	[a]	1.60%	[a]	0.64%	[a]
12/31/17	8.66	(0.00)[d]		2.93	2.93	-	-	11.59	33.83%		14,758	1.75%		1.62%		(0.04%	)
12/31/16	8.17	0.00	[d]	0.51	0.51	(0.02)	(0.02)	8.66	6.24%		9,913	1.75%		1.65%		0.03%
12/31/15	9.65	0.01		(1.41)	(1.40)	(0.08)	(0.08)	8.17	(14.46%	)	8,409	1.85%		1.65%		0.09%
12/31/14	10.23	0.01		(0.59)	(0.58)	(0.00)[d]	(0.00)[d]	9.65	(5.63%	)	9,120	1.95%		1.65%		0.14%
12/31/13	10.97	0.08		(0.82)	(0.74)	-	-	10.23	(6.75%	)	9,122	1.81%		1.65%		0.76%

	Six months ended June 30, 2018[b,r]	Year ended December 31
		2017	2016	2015	2014	2013
Portfolio turnover rate	20%	36%	32%	39%	44%	145%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Financial Statements (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Rotation Fund and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2018. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$16,412,210	$2,906,628 *	$-	$19,318,838
U.S. Treasury Obligations	-	2,969,918	-	2,969,918
Mutual Funds	2,286,309	-	-	2,286,309
Short-Term Investments	-	4,425,081	-	4,425,081

Total Investments	$18,698,519	$10,301,627	$-	$29,000,146

Asset Derivatives
Forward Contracts	$-	$15,875	$-	$15,875

Liability Derivatives
Forward Contracts	$-	$(77,464)	$-	$(77,464)
Futures Contracts	(335,276)	-	-	(335,276)

Total	$(335,276)	$(77,464)	$-	$(412,740)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Dynamic Bond Fund
Asset Investments
Common Stock	$11,495	$-	$-		$11,495
Corporate Debt	-	111,885,146	-		111,885,146
Municipal Obligations	-	426,995	-		426,995
Non-U.S. Government Agency Obligations	-	118,767,632	-		118,767,632
Sovereign Debt Obligations	-	7,482,806	-		7,482,806
U.S. Government Agency Obligations and Instrumentalities	-	64,127,242	-		64,127,242
U.S. Treasury Obligations	-	116,992,531	-		116,992,531
Mutual Funds	15,810,114	-	-		15,810,114
Short-Term Investments	-	20,644,683	-		20,644,683

Total Investments	$15,821,609	$440,327,035	$-		$456,148,644

High Yield Fund
Asset Investments
Common Stock	$814,251	$-	$-		$814,251
Preferred Stock	-	1,052,972	-		1,052,972
Bank Loans	-	4,676,417	-		4,676,417
Corporate Debt	-	122,123,743	-		122,123,743
Short-Term Investments	-	2,164,045	-		2,164,045

Total Investments	$814,251	$130,017,177	$-		$130,831,428

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$10,740,910	$-		$10,740,910
Municipal Obligations	-	123,984	-		123,984
Non-U.S. Government Agency Obligations	-	190,804,936	1,620,722	**	192,425,658
U.S. Government Agency Obligations and Instrumentalities	-	3,173,605	-		3,173,605
U.S. Treasury Obligations	-	347,649,734	-		347,649,734
Purchased Options	-	2,636,652	-		2,636,652
Short-Term Investments	-	143,909,055	-		143,909,055

Total Investments	$-	$699,038,876	$1,620,722		$700,659,598

Asset Derivatives
Futures Contracts	$3,692	$-	$-		$3,692
Swap Agreements	-	242,104	-		242,104

Total	$3,692	$242,104	$-		$245,796

Liability Derivatives
Futures Contracts	$(51,665)	$-	$-		$(51,665)
Swap Agreements	-	(252,753)	-		(252,753)

Total	$(51,665)	$(252,753)	$-		$(304,418)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$110,199,769	$-		$110,199,769
Municipal Obligations	-	52,349	-		52,349
Non-U.S. Government Agency Obligations	-	105,933,832	2,835,758	**	108,769,590
U.S. Government Agency Obligations and Instrumentalities	-	2,456,677	-		2,456,677
U.S. Treasury Obligations	-	3,414,966	-		3,414,966
Purchased Options	-	2,033,122	-		2,033,122
Short-Term Investments	-	2,011,789	-		2,011,789

Total Investments	$-	$226,102,504	$2,835,758		$228,938,262

Asset Derivatives
Futures Contracts	$339,595	$-	$-		$339,595

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$(585,976)	$-	$-	$(585,976)
Swap Agreements	-	(100,626)	-	(100,626)

Total	$(585,976)	$(100,626)	$-	$(686,602)

Small Cap Equity Fund
Asset Investments
Common Stock	$122,765,837	$444,645 *	$-	$123,210,482
Mutual Funds	4,097,840	-	-	4,097,840
Short-Term Investments	-	1,475,024	-	1,475,024

Total Investments	$126,863,677	$1,919,669	$-	$128,783,346

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Belgium	$-	$325,234	$-	$325,234
Bermuda	1,560,082	1,612,512	-	3,172,594
Brazil	4,560,745	-	-	4,560,745
Cayman Islands	16,565,637	7,360,577	-	23,926,214
Chile	292,273	-	-	292,273
China	-	7,154,698	-	7,154,698
Colombia	983,101	-	-	983,101
Egypt	-	572,290	-	572,290
France	-	7,422,426	-	7,422,426
Germany	351,041	8,174	-	359,215
Hong Kong	-	3,687,697	-	3,687,697
India	-	13,763,872	-	13,763,872
Indonesia	-	1,465,403	-	1,465,403
Italy	-	1,651,238	-	1,651,238
Malaysia	-	626,340	-	626,340
Mexico	5,682,843	-	-	5,682,843
Netherlands	863,754	35,744	-	899,498
Philippines	-	4,286,777	-	4,286,777
Republic of Korea	-	11,183,899	-	11,183,899
Russia	-	8,247,760	-	8,247,760
South Africa	-	3,042,621	-	3,042,621
Spain	-	151,775	-	151,775
Taiwan	-	6,595,281	-	6,595,281
Turkey	-	968,232	-	968,232
United Arab Emirates	-	2,222,284	-	2,222,284
United Kingdom	-	5,201,191	-	5,201,191
United States	2,256,676	-	-	2,256,676
Preferred Stock
Brazil	1,392,697	-	-	1,392,697
India	56,697	-	-	56,697
Mutual Funds	2,473,719	-	-	2,473,719
Short-Term Investments	-	6,711,332	-	6,711,332

Total Investments	$37,039,265	$94,297,357	$-	$131,336,622

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

Notes to Financial Statements (Unaudited) (Continued)

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2018.

Statement of Assets and Liabilities location:	Asset Momentum Fund	Dynamic Bond Fund	High Yield Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Small Cap Equity Fund	Strategic Emerging Markets Fund
Payables for:
Investments purchased on a when-issued basis		X	X
Collateral held for reverse repurchase agreements				X
Collateral held for open purchased options				X	X
Reverse repurchase agreements				X
Securities on loan						X	X
Due to custodian	X	X		X

The Funds, with the exception of the Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended June 30, 2018. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$2,682,026	$-	$-	$(2,682,026)

*	Transfers occurred between Level 1 and Level 2 as inputs were more observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Equity Rotation Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Special Situations Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Equity Rotation Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Special Situations Fund
Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management			A	A
Duration/Credit Quality Management			A	A
Income			A	A
Substitution for Direct Investment			A	A
Intention to Create Investment Leverage in Portfolio			M	M

Options (Purchased)
Hedging/Risk Management			A	A
Duration/Credit Quality Management			A	A
Substitution for Direct Investment			A	A
Directional Investment			A	A
Intention to Create Investment Leverage in Portfolio			M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2018, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts*	$-	$-	$15,875	$-	$15,875

Liability Derivatives
Forward Contracts^	$-	$-	$(77,464)	$-	$(77,464)
Futures Contracts^^	-	(335,276)	-	-	(335,276)

Total Value	$-	$(335,276)	$(77,464)	$-	$(412,740)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$69,180	$-	$69,180
Futures Contracts	-	1,405,358	-	-	1,405,358

Total Realized Gain (Loss)	$-	$1,405,358	$69,180	$-	$1,474,538

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(180,834)	$-	$(180,834)
Futures Contracts	-	(674,336)	-	-	(674,336)

Total Change in Appreciation (Depreciation)	$-	$(674,336)	$(180,834)	$-	$(855,170)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Rotation Fund
Realized Gain (Loss)#
Futures Contracts	$-	$(16,061)	$-	$-	$(16,061)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$2,636,652	$2,636,652
Futures Contracts^^	-	-	-	3,692	3,692
Swap Agreements*	-	-	-	242,104	242,104

Total Value	$-	$-	$-	$2,882,448	$2,882,448

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(51,665)	$(51,665)
Swap Agreements^	(244,822)	-	-	-	(244,822)
Swap Agreements^^,^^^	-	-	-	(7,931)	(7,931)

Total Value	$(244,822)	$-	$-	$(59,596)	$(304,418)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$214,355	$214,355
Swap Agreements	(110,163)	-	-	327,698	217,535

Total Realized Gain (Loss)	$(110,163)	$-	$-	$542,053	$431,890

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$103,004	$103,004
Futures Contracts	-	-	-	(52,641)	(52,641)
Swap Agreements	269,467	-	-	(42,780)	226,687

Total Change in Appreciation (Depreciation)	$269,467	$-	$-	$7,583	$277,050

Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$2,033,122	$2,033,122
Futures Contracts^^	-	-	-	339,595	339,595

Total Value	$-	$-	$-	$2,372,717	$2,372,717

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(585,976)	$(585,976)
Swap Agreements^	(100,626)	-	-	-	(100,626)

Total Value	$(100,626)	$-	$-	$(585,976)	$(686,602)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$1,036,836	$1,036,836
Swap Agreements	14,528	-	-	-	14,528

Total Realized Gain (Loss)	$14,528	$-	$-	$1,036,836	$1,051,364

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$65,534	$65,534
Futures Contracts	-	-	-	(457,251)	(457,251)
Swap Agreements	41,303	-	-	-	41,303

Total Change in Appreciation (Depreciation)	$41,303	$-	$-	$(391,717)	$(350,414)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Special Situations Fund
Realized Gain (Loss)#
Futures Contracts	$-	$(18,173)	$-	$81	$(18,092)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or open swap agreements, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: forward contracts, futures contracts, or swap agreements, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	165	$4,493,331	$-	$-
Equity Rotation Fund	6	-	-	-
Inflation-Protected and Income Fund	123	-	56,351,667	53,020,000
Short-Duration Bond Fund	1,444	-	970,000	41,140,000
Special Situations Fund	9	-	-	-

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2018.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2018.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Asset Momentum Fund
Barclays Bank PLC	$15,875	$-	$-	$15,875

Inflation-Protected and Income Fund
Bank of America N.A.	$112,995	$-	$-	$112,995
Barclays Bank PLC	1,718,244	-	(1,718,244)	-
Credit Suisse International	918,408	-	(918,408)	-
JP Morgan Chase Bank N.A.	129,109	(71,580)	-	57,529

	$2,878,756	$(71,580)	$(2,636,652)	$170,524

Short-Duration Bond Fund
Barclays Bank PLC	$969,426	$-	$-	$969,426
Credit Suisse International	1,063,696	-	-	1,063,696

	$2,033,122	$-	$-	$2,033,122

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2018.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Asset Momentum Fund
HSBC Bank USA	$(77,464)	$-	$-	$(77,464)

Inflation-Protected and Income Fund
Goldman Sachs International	$(173,242)	$-	$173,242	$-
JP Morgan Chase Bank N.A.	(71,580)	71,580	-	-

	$(244,822)	$71,580	$173,242	$-

Short-Duration Bond Fund
Goldman Sachs International	$(100,626)	$-	$-	$(100,626)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2018, are discussed below.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

Notes to Financial Statements (Unaudited) (Continued)

transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit

Notes to Financial Statements (Unaudited) (Continued)

of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Notes to Financial Statements (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to

Notes to Financial Statements (Unaudited) (Continued)

purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan

Notes to Financial Statements (Unaudited) (Continued)

investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

The following table is a summary of the Fund(s) open reverse repurchase transactions which are subject to an MRA on a net basis at June 30, 2018:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
BNP Paribas S.A.	$(59,110,875)	$59,110,875	$-	$-
Daiwa Securities	(59,036,250)	59,036,250	-	-
Goldman Sachs & Co.	(40,455,995)	40,455,995	-	-
HSBC Finance Corp.	(94,833,625)	94,833,625	-	-
Morgan Stanley & Co. LLC	(32,872,500)	32,872,500	-	-

	$(286,309,245)	$286,309,245	$-	$-

*

Collateral with a value of $294,869,754 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Reverse repurchase transactions outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

At June 30, 2018, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $309,966,145. The maximum balance outstanding for the Inflation-Protected and Income Fund was $349,736,919 during the period ended June 30, 2018. The weighted average maturity was 41 days, at a weighted average interest rate of 1.78%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
U.S. Treasury Obligations	$-	$88,278,125	$198,031,120	$-	$286,309,245

Total Borrowings	$-	$88,278,125	$198,031,120	$-	$286,309,245

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Financial Statements (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2018.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended June 30, 2018, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Small Cap Equity Fund	$65,029	$9,587	$55,442
Strategic Emerging Markets Fund	16,588	2,476	14,112

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Asset Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers based upon each Fund’s average daily net assets, at the following annual rates:

Asset Momentum Fund	0.475%
Equity Rotation Fund	0.30%
High Yield Fund	0.20%
Inflation-Protected and Income Fund	0.08%
Short-Duration Bond Fund	0.08%
Special Situations Fund	0.45%

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Equity Fund and the Strategic Emerging Markets Fund. These agreements provide that OFI manage the investment and reinvestment of the assets of the Funds. OFI receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Small Cap Equity Fund	0.25%
Strategic Emerging Markets Fund	0.70%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, DoubleLine Capital, LP (“DoubleLine”), pursuant to which DoubleLine serves as the subadviser to the Dynamic Bond Fund. This agreement provides that DoubleLine manage the investment and reinvestment of the assets of the Fund. DoubleLine receives a subadvisory fee from MassMutual based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

For the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Short-Duration Bond Fund, Special Situations Fund, and Strategic Emerging Markets Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Asset Momentum Fund	0.15%	0.15%
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Asset Momentum Fund*	0.80%	1.05%
Dynamic Bond Fund*	0.60%	0.85%
Equity Rotation Fund*	0.65%	0.90%
Short-Duration Bond Fund*	0.55%	0.80%
Special Situations Fund*	0.80%	1.05%
Strategic Emerging Markets Fund*	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2019.

MML Advisers has agreed to waive 0.10% of the advisory fee of the High Yield Fund through April 30, 2019.

MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Momentum Fund	$-	$14,031,808	$-	$13,848,530
Dynamic Bond Fund	112,937,182	74,943,301	102,387,853	68,952,637
Equity Rotation Fund	-	17,916,128	-	16,797,197
High Yield Fund	-	26,372,403	-	23,722,062

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Inflation-Protected and Income Fund	$108,007,676	$116,238,180	$143,456,779	$86,821,140
Short-Duration Bond Fund	8,346,891	78,241,749	10,838,681	39,746,467
Small Cap Equity Fund	-	28,738,373	-	31,549,826
Special Situations Fund	-	4,991,690	-	6,189,514
Strategic Emerging Markets Fund	-	40,978,822	-	23,040,937

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Small Cap Equity Fund	$611,590.65	$-
Strategic Emerging Markets Fund	-	94,343.28

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount
Asset Momentum Fund Class II
Sold			-	$-
Issued as reinvestment of dividends			222,641	2,729,754
Redeemed			-	-

Net increase (decrease)			222,641	$2,729,754

Asset Momentum Fund Service Class I
Sold	9,539	$122,101	47,139	$540,352
Issued as reinvestment of dividends	-	-	11,829	144,546
Redeemed	(3,424)	(43,336)	(26,810)	(306,897)

Net increase (decrease)	6,115	$78,765	32,158	$378,001

Dynamic Bond Fund Class II
Sold	1,466,237	$14,479,541	687,953	$6,869,531
Issued as reinvestment of dividends	363,985	3,556,137	1,639,034	16,309,191
Redeemed	(934,682)	(9,220,039)	(10)	(106)

Net increase (decrease)	895,540	$8,815,639	2,326,977	$23,178,616

Dynamic Bond Fund Service Class I
Sold	164,606	$1,610,748	180,547	$1,803,315
Issued as reinvestment of dividends	3,779	36,849	13,347	132,594
Redeemed	(46,695)	(458,172)	(43,886)	(438,026)

Net increase (decrease)	121,690	$1,189,425	150,008	$1,497,883

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount

Equity Rotation Fund Class II
Sold			-	$-
Issued as reinvestment of dividends			114,382	1,587,623
Redeemed			-	-

Net increase (decrease)			114,382	$1,587,623

Equity Rotation Fund Service Class I
Sold	13,314	$191,777	67,346	$852,925
Issued as reinvestment of dividends	-	-	5,312	73,519
Redeemed	(3,069)	(43,720)	(7,287)	(91,594)

Net increase (decrease)	10,245	$148,057	65,371	$834,850

High Yield Fund Class II
Sold	181	$1,795	72,493	$736,500
Issued as reinvestment of dividends	151,670	1,481,820	666,037	6,733,125
Redeemed	(476,932)	(4,730,381)	(766,585)	(7,841,780)

Net increase (decrease)	(325,081)	$(3,246,766)	(28,055)	$(372,155)

High Yield Fund Service Class I
Sold	567,111	$5,611,241	1,123,560	$11,449,809
Issued as reinvestment of dividends	63,863	622,030	250,466	2,522,628
Redeemed	(359,629)	(3,554,788)	(591,403)	(6,027,452)

Net increase (decrease)	271,345	$2,678,483	782,623	$7,944,985

Inflation-Protected and Income Fund Initial Class
Sold	2,163,666	$21,813,813	4,320,401	$44,155,126
Issued as reinvestment of dividends	201,079	2,008,778	1,242,674	12,591,573
Redeemed	(3,819,797)	(38,342,460)	(5,205,339)	(53,302,611)

Net increase (decrease)	(1,455,052)	$(14,519,869)	357,736	$3,444,088

Inflation-Protected and Income Fund Service Class
Sold	324,696	$3,250,649	566,179	$5,768,415
Issued as reinvestment of dividends	22,419	223,069	143,782	1,450,545
Redeemed	(441,298)	(4,405,013)	(790,642)	(8,053,934)

Net increase (decrease)	(94,183)	$(931,295)	(80,681)	$(834,974)

Short-Duration Bond Fund Class II
Sold	1,257,878	$12,242,379	4,891,268	$47,856,521
Issued as reinvestment of dividends	132,676	1,282,980	570,980	5,576,475
Redeemed	(2,748,420)	(26,689,323)	(4,364,667)	(42,785,841)

Net increase (decrease)	(1,357,866)	$(13,163,964)	1,097,581	$10,647,155

Short-Duration Bond Fund Service Class I
Sold	448,437	$4,348,021	1,194,751	$11,699,414
Issued as reinvestment of dividends	17,215	166,301	78,763	768,427
Redeemed	(584,371)	(5,668,772)	(1,353,260)	(13,244,624)

Net increase (decrease)	(118,719)	$(1,154,450)	(79,746)	$(776,783)

Small Cap Equity Fund Initial Class
Sold	168,219	$1,765,169	748,535	$7,413,356
Issued as reinvestment of dividends	-	-	488,738	4,581,957
Redeemed	(690,644)	(7,303,669)	(1,666,648)	(16,508,349)

Net increase (decrease)	(522,425)	$(5,538,500)	(429,375)	$(4,513,036)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017

	Shares	Amount	Shares	Amount

Small Cap Equity Fund Service Class
Sold	193,798	$2,016,200	498,369	$4,891,993
Issued as reinvestment of dividends	-	-	76,502	706,144
Redeemed	(77,720)	(806,302)	(258,722)	(2,520,735)

Net increase (decrease)	116,078	$1,209,898	316,149	$3,077,402

Special Situations Fund Class II
Sold			-	$-
Issued as reinvestment of dividends			2,999	34,572
Redeemed			-	-

Net increase (decrease)			2,999	$34,572

Special Situations Fund Service Class I
Sold	5,723	$71,824	17,958	$185,012
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,499)	(42,520)	(2,646)	(27,502)

Net increase (decrease)	2,224	$29,304	15,312	$157,510

Strategic Emerging Markets Fund Class II
Sold	2,395,526	$28,528,365	428,946	$4,394,256
Issued as reinvestment of dividends	-	-	7,498	81,649
Redeemed	(746,583)	(8,884,474)	(2,184,104)	(22,897,472)

Net increase (decrease)	1,648,943	$19,643,891	(1,747,660)	$(18,421,567)

Strategic Emerging Markets Fund Service Class I
Sold	206,767	$2,466,215	340,961	$3,526,710
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(160,450)	(1,896,194)	(211,553)	(2,213,746)

Net increase (decrease)	46,317	$570,021	129,408	$1,312,964

6.	Federal Income Tax Information

At June 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$27,709,107	$2,321,023	$(1,029,984)	$1,291,039
Dynamic Bond Fund	465,900,093	3,677,228	(13,428,677)	(9,751,449)
Equity Rotation Fund	27,152,123	5,037,851	(842,383)	4,195,468
High Yield Fund	134,331,181	3,591,087	(7,090,840)	(3,499,753)
Inflation-Protected and Income Fund	699,990,775	5,884,737	(5,215,914)	668,823
Short-Duration Bond Fund	231,231,771	1,665,743	(3,959,252)	(2,293,509)
Small Cap Equity Fund	99,764,795	30,856,527	(1,837,976)	29,018,551
Special Situations Fund	20,874,138	4,821,636	(509,587)	4,312,049
Strategic Emerging Markets Fund	114,775,336	23,943,171	(7,381,885)	16,561,286

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act

Notes to Financial Statements (Unaudited) (Continued)

of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2017, for federal income tax purposes, there were no unused capital losses.

At December 31, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Dynamic Bond Fund	$477,711	$631,504
HighYield Fund	39,518	2,291,957
Inflation-Protected and Income Fund	1,637,710	2,714,967
Short-Duration Bond Fund	33,440	3,785,367
Special Situations Fund	1,387,962	-
Strategic Emerging Markets Fund	3,375,497	3,837,956

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Momentum Fund	$926,326	$1,947,974	$-
Dynamic Bond Fund	15,868,305	573,480	-
Equity Rotation Fund	202,311	1,458,831	-
High Yield Fund	8,673,722	-	582,031
Inflation-Protected and Income Fund	11,359,432	-	2,682,686
Short-Duration Bond Fund	6,273,558	-	71,344
Small Cap Equity Fund	935,676	4,352,425	-
Special Situations Fund	34,572	-	-
Strategic Emerging Markets Fund	81,649	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2017:

Amount
Strategic Emerging Markets Fund	$166,707

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2017, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals,

Notes to Financial Statements (Unaudited) (Continued)

passive foreign investment companies, non-taxable dividends basis adjustments, partnership basis adjustments, treasury inflation protected securities, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$337,029	$464,159	$(1,264)	$4,420,706
Dynamic Bond Fund	191,195	(1,109,215)	(24,606)	(1,230,193)
Equity Rotation Fund	9,351	1,839,108	(1,315)	6,277,390
High Yield Fund	-	(2,331,475)	(19,309)	(265,645)
Inflation-Protected and Income Fund	-	(4,352,677)	(84,665)	1,484,399
Short-Duration Bond Fund	-	(3,818,807)	(32,251)	(1,049,318)
Small Cap Equity Fund	4,007,933	11,571,735	(31,985)	23,014,452
Special Situations Fund	-	(1,387,962)	(1,142)	4,587,126
Strategic Emerging Markets Fund	170,688	(7,213,453)	(11,624)	23,140,249

The Funds did not have any unrecognized tax benefits at June 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Continued)

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Small Cap Equity Fund, plus interest and the Official Committee’s court costs, is approximately $93,500.

The Fund cannot predict the outcome of this proceeding. Accordingly, the Fund has not accrued any amounts related to this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2018, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2017. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, total net expense information showed the Funds to be in the second comparative quartile of their peer groups, and performance information showed the Funds to have had first comparative quartile investment performance in their performance categories for the most recent one- and (where applicable) three-year periods. These Funds included the High Yield Fund, Equity Rotation Fund, and Asset Momentum Fund. The Committee also considered that the Small Cap Equity Fund had total net expenses in the first comparative quartile, and had performance that improved from the three-year period to the one-year period from the third comparative quartile to the first comparative quartile. For the Dynamic Bond Fund, the Committee considered that, although the Fund’s total net expense ratio is two basis points above its peer group median, its net advisory fee is below the peer group median (39th percentile), and its one-year performance was in the second comparative quartile (37th percentile). The Committee determined that, with respect to the aforementioned Funds, further inquiry as to expense or performance was not warranted at this time.

For the Short-Duration Bond Fund, the Committee considered MML Advisers’ statements that, although the Fund’s total net expense ratio was in the third comparative quartile (59th percentile), the net advisory fee of the Fund was below its peer group median. They considered that the Fund had achieved first comparative quartile performance for each of the one- and three-year periods. The Committee considered MML Advisers’ view that the Fund’s manager has delivered strong long-term performance over time.

For the Inflation-Protected and Income Fund, the Committee noted that, although the Fund had experienced performance in the third comparative quartile (65th percentile) for the one-year period, the Fund had achieved first comparative quartile performance for the three-year period (13th percentile). The Committee considered, as well, MML Advisers’ statements that, although the Fund had total net expenses in the fourth comparative quartile (80th percentile) and had a net advisory fee in the fourth comparative quartile (94th percentile), the Fund’s performance remains strong and that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio and net advisory fee.

For the Special Situations Fund, the Committee noted that the Fund’s total net expense ratio and net advisory fee were in the first comparative quartile (10th and 1st percentiles, respectively). The Committee considered that the Fund had experienced fourth comparative quartile (97th percentile) relative performance for the one-year period, but that the Fund had only begun operations in May 2015 and it was too early to evaluate the Fund’s relative performance.

For the Strategic Emerging Markets Fund, the Committee considered that, although the Fund has total net expenses in the third comparative quartile (75th percentile), the Fund’s net advisory fee is in the second comparative quartile (34th percentile), and that MML Advisers had lowered the Fund’s expense caps in 2017. The Committee considered MML Advisers’ statements that, although the Fund’s performance was in the fourth comparative quartile (90th percentile) for the three-year period, its performance had improved to the third comparative quartile (66th percentile) for the one-year period, and that performance to date in 2018 had shown further improvement. The Committee considered MML Advisers’ statement that it would expect the Fund to perform favorably under current market conditions and that MML Advisers would monitor the Fund’s performance closely in coming periods to determine whether the subadviser’s performance matches expectations.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their

Other Information (Unaudited) (Continued)

independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2018:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Momentum Fund
Class II	$1,000	0.80%	$987.10	$3.92	$1,020.70	$3.99
Service Class I	1,000	1.05%	985.50	5.14	1,019.50	5.23
Dynamic Bond Fund
Class II	1,000	0.59%	991.90	2.90	1,021.70	2.94
Service Class I	1,000	0.84%	991.30	4.12	1,020.50	4.19
Equity Rotation Fund
Class II	1,000	0.65%	1,000.00	3.21	1,021.50	3.24
Service Class I	1,000	0.90%	999.30	4.44	1,020.20	4.48
High Yield Fund
Class II	1,000	0.74%	1,001.00	3.65	1,021.00	3.69
Service Class I	1,000	0.99%	1,000.40	4.88	1,019.80	4.93

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.59%	$1,000.50	$2.91	$1,021.70	$2.94
Service Class	1,000	0.84%	998.90	4.14	1,020.50	4.19
Short-Duration Bond Fund
Class II	1,000	0.55%	1,005.10	2.72	1,021.90	2.74
Service Class I	1,000	0.80%	1,004.50	3.95	1,020.70	3.99
Small Cap Equity Fund
Initial Class	1,000	0.70%	1,080.70	3.59	1,021.20	3.49
Service Class	1,000	0.95%	1,079.40	4.87	1,020.00	4.73
Special Situations Fund
Class II	1,000	0.80%	1,060.80	4.07	1,020.70	3.99
Service Class I	1,000	1.05%	1,059.20	5.33	1,019.50	5.23
Strategic Emerging Markets Fund
Class II	1,000	1.35%	986.20	6.61	1,018.00	6.72
Service Class I	1,000	1.60%	984.50	7.83	1,016.80	7.96

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-45235-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund II

By (Signature and Title)        /s/ Tina Wilson

                                              Tina Wilson, President and Principal Executive Officer

Date      8/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Tina Wilson

                                              Tina Wilson, President and Principal Executive Officer

Date      8/21/2018

By (Signature and Title)        /s/ Renee Hitchcock

                                              Renee Hitchcock, Treasurer and Principal Financial Officer

Date      8/21/2018